UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Enhanced Core Equity Fund, Goldman Sachs Large Cap Core Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Technology Opportunities Fund, Goldman Sachs U.S. Equity ESG Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Small/Mid Cap Value Fund, Goldman Sachs Enhanced Dividend Global Equity Portfolio, and Goldman Sachs Tax-Advantaged Global Equity Portfolio is filed herewith.

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A: GADGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$56	0.51%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Enhanced Dividend Global Equity Composite Index ("EDGE Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative performance.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  The call writing strategies of two of the Portfolio’s Underlying Funds–Goldman Sachs U.S. Equity Dividend and Premium Fund and Goldman Sachs International Equity Dividend and Premium Fund–detracted from their performance, as global equity markets posted double-digit gains.

  Relative to the Index, the Portfolio’s underweight position in investment grade fixed income limited returns.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Strategic equities weightings

  Tactical allocations

Top Detractors

  Call writing strategies

  Investment grade fixed income - UW

  Underlying Fund Performance

The above represents key factors.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s benchmark index, the EDGE Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior EDGE Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the EDGE Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$10,000	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/15	$9,518	$8,995	$9,697	$10,156	$9,466	$9,390	$10,190	$9,641
8/16	$10,121	$9,565	$10,373	$10,762	$10,156	$10,082	$10,507	$10,348
8/17	$11,361	$10,736	$11,955	$10,815	$11,714	$11,804	$10,510	$12,111
8/18	$12,377	$11,696	$13,289	$10,701	$12,940	$13,197	$10,373	$13,636
8/19	$12,157	$11,488	$13,341	$11,790	$12,920	$13,008	$11,151	$13,559
8/20	$12,975	$12,261	$15,279	$12,553	$14,878	$15,017	$11,763	$15,563
8/21	$16,302	$15,405	$19,411	$12,543	$18,873	$19,538	$11,680	$20,296
8/22	$14,735	$13,925	$16,779	$11,098	$15,910	$16,365	$10,796	$17,390
8/23	$16,480	$15,573	$18,809	$10,966	$17,794	$18,547	$10,778	$19,736
8/24	$19,509	$18,436	$22,772	$11,766	$21,538	$22,742	$11,452	$24,230

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	18.38%	9.91%	6.90%
Class A Including sale charges	11.83%	8.67%	6.30%
EDGE Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior EDGE Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H167-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class: GIDGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Enhanced Dividend Global Equity Composite Index ("EDGE Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative performance.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  The call writing strategies of two of the Portfolio’s Underlying Funds–Goldman Sachs U.S. Equity Dividend and Premium Fund and Goldman Sachs International Equity Dividend and Premium Fund–detracted from their performance, as global equity markets posted double-digit gains.

  Relative to the Index, the Portfolio’s underweight position in investment grade fixed income limited returns.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Strategic equities weightings

  Tactical allocations

Top Detractors

  Call writing strategies

  Investment grade fixed income - UW

  Underlying Fund Performance

The above represents key factors.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s benchmark index, the EDGE Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior EDGE Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the EDGE Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Institutional	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/15	$957,100	$969,700	$1,015,600	$946,600	$939,000	$939,000	$964,100
8/16	$1,021,130	$1,037,288	$1,076,231	$1,015,607	$1,008,204	$1,008,204	$1,034,769
8/17	$1,150,405	$1,195,475	$1,081,505	$1,171,401	$1,180,406	$1,180,406	$1,211,093
8/18	$1,259,118	$1,328,889	$1,070,149	$1,294,047	$1,319,693	$1,037,343	$1,363,570
8/19	$1,240,735	$1,334,072	$1,178,983	$1,291,977	$1,300,822	$1,115,144	$1,355,934
8/20	$1,329,944	$1,527,913	$1,255,263	$1,487,840	$1,501,669	$1,176,254	$1,556,341
8/21	$1,676,394	$1,941,060	$1,254,259	$1,887,325	$1,953,821	$1,168,020	$2,029,624
8/22	$1,520,155	$1,677,853	$1,109,769	$1,591,015	$1,636,521	$1,079,601	$1,738,982
8/23	$1,706,221	$1,880,873	$1,096,562	$1,779,391	$1,854,669	$1,077,765	$1,973,570
8/24	$2,025,967	$2,277,173	$1,176,611	$2,153,775	$2,274,323	$1,145,234	$2,422,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	18.74%	10.29%	7.31%
EDGE Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior EDGE Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H175-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6: GRGDX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.17%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Enhanced Dividend Global Equity Composite Index ("EDGE Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative performance.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  The call writing strategies of two of the Portfolio’s Underlying Funds–Goldman Sachs U.S. Equity Dividend and Premium Fund and Goldman Sachs International Equity Dividend and Premium Fund–detracted from their performance, as global equity markets posted double-digit gains.

  Relative to the Index, the Portfolio’s underweight position in investment grade fixed income limited returns.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Strategic equities weightings

  Tactical allocations

Top Detractors

  Call writing strategies

  Investment grade fixed income - UW

  Underlying Fund Performance

The above represents key factors.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s benchmark index, the EDGE Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior EDGE Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the EDGE Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class R6	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
12/29/17	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,339	$10,378	$9,904	$10,308	$10,353	$9,970	$10,423
8/19	$10,180	$10,418	$10,911	$10,292	$10,205	$10,718	$10,365
8/20	$10,923	$11,932	$11,617	$11,852	$11,781	$11,305	$11,897
8/21	$13,766	$15,159	$11,608	$15,034	$15,328	$11,226	$15,514
8/22	$12,493	$13,103	$10,271	$12,674	$12,839	$10,376	$13,293
8/23	$14,017	$14,689	$10,148	$14,174	$14,550	$10,359	$15,086
8/24	$16,641	$17,784	$10,889	$17,156	$17,841	$11,007	$18,521

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	18.72%	10.32%	7.92%
EDGE Composite Index	21.07%	11.28%	9.00%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.67%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.45%
Prior EDGE Composite Index	21.04%	10.75%	8.42%
MSCI ACWI IMI	22.62%	11.81%	9.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.28%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38148U197-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P: GAFPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Enhanced Dividend Global Equity Composite Index ("EDGE Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative performance.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  The call writing strategies of two of the Portfolio’s Underlying Funds–Goldman Sachs U.S. Equity Dividend and Premium Fund and Goldman Sachs International Equity Dividend and Premium Fund–detracted from their performance, as global equity markets posted double-digit gains.

  Relative to the Index, the Portfolio’s underweight position in investment grade fixed income limited returns.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Strategic equities weightings

  Tactical allocations

Top Detractors

  Call writing strategies

  Investment grade fixed income - UW

  Underlying Fund Performance

The above represents key factors.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s benchmark index, the EDGE Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior EDGE Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the EDGE Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class P	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
4/17/18	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,280	$10,309	$10,061	$10,208	$10,224	$11,342	$10,335
8/19	$10,131	$10,349	$11,084	$10,192	$10,078	$10,483	$10,277
8/20	$10,862	$11,853	$11,801	$11,737	$11,634	$10,466	$11,796
8/21	$13,692	$15,058	$11,792	$14,888	$15,137	$11,121	$15,383
8/22	$12,424	$13,016	$10,433	$12,551	$12,679	$10,000	$13,180
8/23	$13,940	$14,591	$10,309	$14,037	$14,369	$10,073	$14,958
8/24	$16,551	$17,665	$11,062	$16,990	$17,619	$11,120	$18,364

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	18.73%	10.30%	8.22%
EDGE Composite Index	21.07%	11.28%	9.33%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	10.00%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.68%
Prior EDGE Composite Index	21.04%	10.75%	8.67%
MSCI ACWI IMI	22.62%	11.81%	9.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38150B830-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A: TAGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	0.55%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Tax-Advantaged Global Composite Index ("TAG Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative returns.

  Goldman Sachs U.S. Tax-Managed Equity Fund and Goldman Sachs International Tax-Managed Equity Fund, the two Underlying Funds in which the Portfolio held its largest weightings, outperformed their respective benchmark indices most during the reporting period.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  Relative to the TAG Composite Index, the Portfolio’s underweight in investment grade fixed income detracted from performance.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Underlying Fund performance

  Strategic equities weightings

  Fixed income-related tactical allocations

  Equity-related tactical allocations

Top Detractors

  Investment grade fixed income - UW

  Currency-related tactical allocations

The above represents key factors.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s performance benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior TAG Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the TAG Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$10,000	$9,450	$10,000	$10,000	$10,000	$10,000	$10,796	$10,000
8/15	$9,561	$9,035	$9,697	$10,156	$9,390	$9,466	$10,778	$9,641
8/16	$10,029	$9,478	$10,373	$10,762	$10,082	$10,156	$11,452	$10,348
8/17	$11,557	$10,921	$11,955	$10,815	$11,804	$11,714	$11,549	$12,111
8/18	$13,037	$12,320	$13,289	$10,701	$13,197	$12,940	$10,190	$13,636
8/19	$12,391	$11,709	$13,341	$11,790	$13,008	$12,920	$10,507	$13,559
8/20	$13,912	$13,147	$15,279	$12,553	$15,017	$14,878	$10,510	$15,563
8/21	$17,848	$16,867	$19,411	$12,543	$19,538	$18,873	$10,373	$20,296
8/22	$15,601	$14,743	$16,779	$11,098	$16,365	$15,910	$11,151	$17,390
8/23	$17,487	$16,525	$18,809	$10,966	$18,547	$17,794	$11,763	$19,736
8/24	$21,543	$20,358	$22,772	$11,766	$22,742	$21,538	$11,453	$24,230

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.19%	11.68%	7.97%
Class A Including sale charges	16.41%	10.42%	7.36%
TAG Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior TAG Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B120-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class: TIGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Tax-Advantaged Global Composite Index ("TAG Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative returns.

  Goldman Sachs U.S. Tax-Managed Equity Fund and Goldman Sachs International Tax-Managed Equity Fund, the two Underlying Funds in which the Portfolio held its largest weightings, outperformed their respective benchmark indices most during the reporting period.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  Relative to the TAG Composite Index, the Portfolio’s underweight in investment grade fixed income detracted from performance.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Underlying Fund performance

  Strategic equities weightings

  Fixed income-related tactical allocations

  Equity-related tactical allocations

Top Detractors

  Investment grade fixed income - UW

  Currency-related tactical allocations

The above represents key factors.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s performance benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior TAG Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the TAG Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Institutional	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/15	$960,400	$969,700	$1,015,600	$939,000	$946,600	$1,019,000	$964,100
8/16	$1,010,725	$1,037,288	$1,076,231	$1,008,204	$1,015,607	$1,050,691	$1,034,769
8/17	$1,169,813	$1,195,475	$1,081,505	$1,180,406	$1,171,401	$1,051,006	$1,211,093
8/18	$1,325,632	$1,328,889	$1,070,149	$1,319,693	$1,294,047	$1,037,343	$1,363,570
8/19	$1,264,521	$1,334,072	$1,178,983	$1,300,822	$1,291,977	$1,115,144	$1,355,934
8/20	$1,424,356	$1,527,913	$1,255,263	$1,501,669	$1,487,840	$1,176,254	$1,556,341
8/21	$1,834,713	$1,941,060	$1,254,259	$1,953,821	$1,887,325	$1,168,020	$2,029,624
8/22	$1,608,860	$1,677,853	$1,109,769	$1,636,521	$1,591,015	$1,079,601	$1,738,982
8/23	$1,810,128	$1,880,873	$1,096,562	$1,854,669	$1,779,391	$1,077,765	$1,973,570
8/24	$2,238,404	$2,277,173	$1,176,611	$2,274,195	$2,153,775	$1,145,234	$2,422,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	23.66%	12.09%	8.38%
TAG Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior TAG Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B112-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6: TRGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.18%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Tax-Advantaged Global Composite Index ("TAG Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative returns.

  Goldman Sachs U.S. Tax-Managed Equity Fund and Goldman Sachs International Tax-Managed Equity Fund, the two Underlying Funds in which the Portfolio held its largest weightings, outperformed their respective benchmark indices most during the reporting period.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  Relative to the TAG Composite Index, the Portfolio’s underweight in investment grade fixed income detracted from performance.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Underlying Fund performance

  Strategic equities weightings

  Fixed income-related tactical allocations

  Equity-related tactical allocations

Top Detractors

  Investment grade fixed income - UW

  Currency-related tactical allocations

The above represents key factors.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s performance benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior TAG Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the TAG Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class R6	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
12/29/17	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,558	$10,378	$9,904	$10,353	$10,308	$9,970	$10,423
8/19	$10,075	$10,418	$10,911	$10,205	$10,292	$10,718	$10,365
8/20	$11,347	$11,932	$11,617	$11,781	$11,852	$11,305	$11,897
8/21	$14,620	$15,159	$11,608	$15,328	$15,034	$11,226	$15,514
8/22	$12,830	$13,103	$10,271	$12,839	$12,674	$10,376	$13,293
8/23	$14,430	$14,689	$10,148	$14,550	$14,174	$10,359	$15,086
8/24	$17,846	$17,784	$10,889	$17,841	$17,156	$11,007	$18,521

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	23.67%	12.10%	9.06%
TAG Composite Index	21.07%	11.28%	9.00%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.67%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.45%
Prior TAG Composite Index	21.04%	10.75%	8.42%
MSCI ACWI IMI	22.62%	11.81%	9.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.28%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38148U189-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P: GSKPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Top Contributors to Performance:

  The Portfolio benefited compared to the Tax-Advantaged Global Composite Index ("TAG Composite Index") from a strategic underweight in emerging markets equities, which generated positive returns but lagged the gains of developed markets equities broadly.

  Strategic overweights in U.S. and non-U.S. developed markets equities, especially the Portfolio’s exposure to U.S. large-cap technology stocks, bolstered relative returns.

  Goldman Sachs U.S. Tax-Managed Equity Fund and Goldman Sachs International Tax-Managed Equity Fund, the two Underlying Funds in which the Portfolio held its largest weightings, outperformed their respective benchmark indices most during the reporting period.

  Tactical allocations to fixed income, equities and, to a lesser extent, commodities and a trend-based rotation tilt contributed positively to the Portfolio’s relative performance.

Top Detractors from Performance:

  Relative to the TAG Composite Index, the Portfolio’s underweight in investment grade fixed income detracted from performance.

  Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs Global Real Estate Securities Fund, which were removed as Underlying Funds on June 28, 2024, underperformed their respective benchmark indices.

  Currency-related tactical allocations detracted slightly from the Portfolio’s relative performance.

Top Contributors

  Underlying Fund performance

  Strategic equities weightings

  Fixed income-related tactical allocations

  Equity-related tactical allocations

Top Detractors

  Investment grade fixed income - UW

  Currency-related tactical allocations

The above represents key factors.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

As of the close of business on June 28, 2024, the Fund’s performance benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) ("Prior TAG Composite Index") to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Investment Adviser believes that the new composition of the TAG Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class P	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
4/17/18	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,398	$10,309	$10,061	$10,224	$10,208	$10,073	$10,335
8/19	$9,920	$10,349	$11,084	$10,078	$10,192	$10,828	$10,277
8/20	$11,172	$11,853	$11,801	$11,634	$11,737	$11,422	$11,796
8/21	$14,397	$15,058	$11,792	$15,137	$14,888	$11,342	$15,383
8/22	$12,629	$13,016	$10,433	$12,679	$12,551	$10,483	$13,180
8/23	$14,211	$14,591	$10,309	$14,369	$14,037	$10,466	$14,958
8/24	$17,574	$17,665	$11,062	$17,619	$16,990	$11,120	$18,364

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	23.66%	12.10%	9.24%
TAG Composite Index	21.07%	11.28%	9.33%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	10.00%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.68%
Prior TAG Composite Index	21.04%	10.75%	8.67%
MSCI ACWI IMI	22.62%	11.81%	9.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38150B236-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Core Equity Fund

Class A: GALLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$105	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of quarterly earnings results driven by its software business, as revenue grew significantly with consensus expectations of ongoing growth.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to health care services company Humana proved detrimental to results, as the company faced cost pressures and higher utilization trends.

Top Contributors

  Information Technology – SS

  Consumer Staples – SS & UW

  Energy – SS & UW

Top Detractors

  Health Care – SS

  Utilities - SS

  Communication Services – SS

The above represents sectors.

Goldman Sachs Enhanced Core Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,450	$10,000
8/15	$10,459	$9,884	$10,048
8/16	$10,976	$10,372	$11,309
8/17	$13,186	$12,461	$13,144
8/18	$15,668	$14,806	$15,729
8/19	$16,149	$15,261	$16,188
8/20	$19,742	$18,656	$19,740
8/21	$25,688	$24,275	$25,892
8/22	$22,744	$21,493	$22,985
8/23	$26,820	$25,345	$26,648
8/24	$33,506	$31,664	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.93%	15.70%	12.84%
Class A Including sale charges	18.03%	14.41%	12.21%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Core Equity Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Goldman Sachs Enhanced Core Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C109-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Core Equity Fund

Class C: GCLLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of quarterly earnings results driven by its software business, as revenue grew significantly with consensus expectations of ongoing growth.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to health care services company Humana proved detrimental to results, as the company faced cost pressures and higher utilization trends.

Top Contributors

  Information Technology – SS

  Consumer Staples – SS & UW

  Energy – SS & UW

Top Detractors

  Health Care – SS

  Utilities - SS

  Communication Services – SS

The above represents sectors.

Goldman Sachs Enhanced Core Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,900	$10,000
8/15	$10,383	$10,279	$10,048
8/16	$10,812	$10,704	$11,309
8/17	$12,886	$12,757	$13,144
8/18	$15,205	$15,053	$15,729
8/19	$15,555	$15,399	$16,188
8/20	$18,857	$18,668	$19,740
8/21	$24,361	$24,118	$25,892
8/22	$21,421	$21,207	$22,985
8/23	$25,067	$24,816	$26,648
8/24	$31,093	$30,782	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.04%	14.84%	12.00%
Class C Including sale charges	23.03%	14.84%	12.00%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Core Equity Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Goldman Sachs Enhanced Core Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C208-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Core Equity Fund

Institutional Class: GILLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.57%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of quarterly earnings results driven by its software business, as revenue grew significantly with consensus expectations of ongoing growth.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to health care services company Humana proved detrimental to results, as the company faced cost pressures and higher utilization trends.

Top Contributors

  Information Technology – SS

  Consumer Staples – SS & UW

  Energy – SS & UW

Top Detractors

  Health Care – SS

  Utilities - SS

  Communication Services – SS

The above represents sectors.

Goldman Sachs Enhanced Core Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	S&P 500® Index
9/1/14	$1,000,000	$1,000,000
8/15	$1,049,900	$1,004,800
8/16	$1,105,650	$1,130,902
8/17	$1,333,524	$1,314,448
8/18	$1,590,761	$1,572,868
8/19	$1,645,960	$1,618,796
8/20	$2,017,947	$1,973,960
8/21	$2,635,843	$2,589,243
8/22	$2,343,264	$2,298,471
8/23	$2,772,082	$2,664,848
8/24	$3,477,854	$3,388,087

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	25.46%	16.12%	13.26%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Core Equity Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Goldman Sachs Enhanced Core Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C307-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Core Equity Fund

Investor Class: GSLLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of quarterly earnings results driven by its software business, as revenue grew significantly with consensus expectations of ongoing growth.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to health care services company Humana proved detrimental to results, as the company faced cost pressures and higher utilization trends.

Top Contributors

  Information Technology – SS

  Consumer Staples – SS & UW

  Energy – SS & UW

Top Detractors

  Health Care – SS

  Utilities - SS

  Communication Services – SS

The above represents sectors.

Goldman Sachs Enhanced Core Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$10,488	$10,048
8/16	$11,035	$11,309
8/17	$13,290	$13,144
8/18	$15,826	$15,729
8/19	$16,364	$16,188
8/20	$20,046	$19,740
8/21	$26,138	$25,892
8/22	$23,208	$22,985
8/23	$27,417	$26,648
8/24	$34,354	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	25.30%	15.97%	13.12%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Core Equity Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Goldman Sachs Enhanced Core Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C505-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Core Equity Fund

Class R6: GFCUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of quarterly earnings results driven by its software business, as revenue grew significantly with consensus expectations of ongoing growth.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to health care services company Humana proved detrimental to results, as the company faced cost pressures and higher utilization trends.

Top Contributors

  Information Technology – SS

  Consumer Staples – SS & UW

  Energy – SS & UW

Top Detractors

  Health Care – SS

  Utilities - SS

  Communication Services – SS

The above represents sectors.

Goldman Sachs Enhanced Core Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	S&P 500® Index
7/31/15	$10,000	$10,000
8/15	$9,297	$9,397
8/16	$9,791	$10,576
8/17	$11,809	$12,293
8/18	$14,084	$14,710
8/19	$14,573	$15,139
8/20	$17,876	$18,461
8/21	$23,354	$24,215
8/22	$20,757	$21,496
8/23	$24,568	$24,922
8/24	$30,823	$31,686

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.46%	16.14%	13.17%
S&P 500® Index	27.14%	15.90%	13.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Core Equity Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Goldman Sachs Enhanced Core Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38147X374-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Core Equity Fund

Class R: GRLLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$133	1.18%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of quarterly earnings results driven by its software business, as revenue grew significantly with consensus expectations of ongoing growth.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to health care services company Humana proved detrimental to results, as the company faced cost pressures and higher utilization trends.

Top Contributors

  Information Technology – SS

  Consumer Staples – SS & UW

  Energy – SS & UW

Top Detractors

  Health Care – SS

  Utilities - SS

  Communication Services – SS

The above represents sectors.

Goldman Sachs Enhanced Core Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$10,443	$10,048
8/16	$10,925	$11,309
8/17	$13,092	$13,144
8/18	$15,514	$15,729
8/19	$15,962	$16,188
8/20	$19,449	$19,740
8/21	$25,240	$25,892
8/22	$22,292	$22,985
8/23	$26,220	$26,648
8/24	$32,702	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	24.72%	15.41%	12.57%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Core Equity Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Goldman Sachs Enhanced Core Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C406-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Enhanced Core Equity Fund

Class P: GGZPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of quarterly earnings results driven by its software business, as revenue grew significantly with consensus expectations of ongoing growth.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to health care services company Humana proved detrimental to results, as the company faced cost pressures and higher utilization trends.

Top Contributors

  Information Technology – SS

  Consumer Staples – SS & UW

  Energy – SS & UW

Top Detractors

  Health Care – SS

  Utilities - SS

  Communication Services – SS

The above represents sectors.

Goldman Sachs Enhanced Core Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	S&P 500® Index
4/17/18	$10,000	$10,000
8/18	$10,675	$10,801
8/19	$11,055	$11,116
8/20	$13,559	$13,555
8/21	$17,701	$17,781
8/22	$15,742	$15,784
8/23	$18,629	$18,300
8/24	$23,379	$23,266

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.50%	16.14%	14.24%
S&P 500® Index	27.14%	15.90%	14.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Core Equity Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Goldman Sachs Enhanced Core Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38150B780-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Class A: GSCGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000
8/15	$10,334	$9,766	$10,040
8/16	$10,934	$10,333	$11,214
8/17	$13,282	$12,552	$13,026
8/18	$16,205	$15,314	$15,608
8/19	$16,808	$15,884	$15,996
8/20	$20,562	$19,431	$19,595
8/21	$27,219	$25,722	$25,915
8/22	$23,036	$21,769	$22,556
8/23	$26,751	$25,280	$26,030
8/24	$33,118	$31,297	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.80%	14.51%	12.71%
Class A Including sale charges	17.01%	13.23%	12.07%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38141W638-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Class C: GSPCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000
8/15	$10,255	$10,152	$10,040
8/16	$10,768	$10,660	$11,214
8/17	$12,985	$12,855	$13,026
8/18	$15,726	$15,569	$15,608
8/19	$16,199	$16,037	$15,996
8/20	$19,671	$19,474	$19,595
8/21	$25,849	$25,591	$25,915
8/22	$21,703	$21,486	$22,556
8/23	$25,028	$24,778	$26,030
8/24	$30,747	$30,439	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.85%	13.66%	11.88%
Class C Including sale charges	21.85%	13.66%	11.88%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38142B344-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Institutional Class: GSPIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000
8/15	$1,037,500	$1,004,000
8/16	$1,101,929	$1,121,368
8/17	$1,343,912	$1,302,581
8/18	$1,646,293	$1,560,752
8/19	$1,714,449	$1,599,615
8/20	$2,105,001	$1,959,528
8/21	$2,796,704	$2,591,476
8/22	$2,374,961	$2,255,621
8/23	$2,767,779	$2,602,986
8/24	$3,436,752	$3,295,381

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	24.17%	14.91%	13.13%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38142B146-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Service Class: GSPSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$134	1.20%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Index
9/1/14	$10,000	$10,000
8/15	$10,323	$10,040
8/16	$10,908	$11,214
8/17	$13,238	$13,026
8/18	$16,139	$15,608
8/19	$16,715	$15,996
8/20	$20,424	$19,595
8/21	$27,003	$25,915
8/22	$22,817	$22,556
8/23	$26,466	$26,030
8/24	$32,704	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	23.57%	14.35%	12.57%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38142B138-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Investor Class: GSPTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Index
9/1/14	$10,000	$10,000
8/15	$10,359	$10,040
8/16	$10,988	$11,214
8/17	$13,380	$13,026
8/18	$16,370	$15,608
8/19	$17,018	$15,996
8/20	$20,870	$19,595
8/21	$27,696	$25,915
8/22	$23,498	$22,556
8/23	$27,358	$26,030
8/24	$33,951	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	24.10%	14.79%	12.99%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38144N452-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Class R6: GSPUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Index
7/31/15	$10,000	$10,000
8/15	$9,293	$9,398
8/16	$9,870	$10,497
8/17	$12,041	$12,193
8/18	$14,753	$14,610
8/19	$15,361	$14,973
8/20	$18,860	$18,342
8/21	$25,069	$24,258
8/22	$21,291	$21,114
8/23	$24,815	$24,365
8/24	$30,818	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	24.19%	14.92%	13.17%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38147X390-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Class R: GSPRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$141	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Index
9/1/14	$10,000	$10,000
8/15	$10,305	$10,040
8/16	$10,874	$11,214
8/17	$13,178	$13,026
8/18	$16,042	$15,608
8/19	$16,598	$15,996
8/20	$20,243	$19,595
8/21	$26,739	$25,915
8/22	$22,573	$22,556
8/23	$26,151	$26,030
8/24	$32,291	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	23.48%	14.22%	12.43%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38144N460-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Core Fund

Class P: GGGPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$77	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products.

  An overweight in semiconductor and software design company ARM Holdings contributed positively. Its dominant market position benefited from several AI-driven rallies during the reporting period. The company has been able to outpace industry peers in expanding margins and bottom-line earnings. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in semiconductor company NVIDIA. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

  An underweight in semiconductor company Broadcom similarly detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

Top Contributors

  Financials – SS

  Information Technology – SS

  Materials – SS

Top Detractors

  Health Care – SS

  Industrials – SS & UW

  Consumer Discretionary – SS

The above represents sectors.

Goldman Sachs Large Cap Core Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Index
4/17/18	$10,000	$10,000
8/18	$10,704	$10,813
8/19	$11,146	$11,082
8/20	$13,687	$13,576
8/21	$18,191	$17,954
8/22	$15,447	$15,627
8/23	$18,005	$18,034
8/24	$22,363	$22,831

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.20%	14.92%	13.44%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Core Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Goldman Sachs Large Cap Core Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38150B608-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Class A: GGOAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$123	1.15%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,853	$9,311	$10,246	$10,036
8/16	$10,188	$9,628	$10,963	$11,184
8/17	$11,553	$10,918	$12,555	$12,980
8/18	$13,791	$13,033	$15,701	$15,609
8/19	$14,894	$14,075	$16,637	$15,813
8/20	$19,203	$18,147	$20,557	$19,204
8/21	$25,704	$24,290	$27,787	$25,549
8/22	$19,039	$17,992	$20,370	$22,156
8/23	$20,516	$19,388	$23,019	$25,426
8/24	$23,431	$22,143	$27,408	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	14.21%	9.47%	8.88%
Class A Including sale charges	7.93%	8.24%	8.27%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y104-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Class C: GGOCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$203	1.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,777	$9,679	$10,246	$10,036
8/16	$10,038	$9,938	$10,963	$11,184
8/17	$11,292	$11,179	$12,555	$12,980
8/18	$13,383	$13,249	$15,701	$15,609
8/19	$14,352	$14,208	$16,637	$15,813
8/20	$18,362	$18,178	$20,557	$19,204
8/21	$24,401	$24,157	$27,787	$25,549
8/22	$17,959	$17,780	$20,370	$22,156
8/23	$19,216	$19,024	$23,019	$25,426
8/24	$21,791	$21,573	$27,408	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	13.40%	8.70%	8.10%
Class C Including sale charges	12.40%	8.70%	8.10%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y302-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Institutional Class: GGOIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.85%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$989,200	$1,024,600	$1,003,600
8/16	$1,026,493	$1,096,322	$1,118,412
8/17	$1,168,252	$1,255,508	$1,298,029
8/18	$1,399,332	$1,570,138	$1,560,880
8/19	$1,516,036	$1,663,718	$1,581,327
8/20	$1,962,054	$2,055,691	$1,920,364
8/21	$2,634,449	$2,778,677	$2,554,852
8/22	$1,957,659	$2,037,048	$2,215,568
8/23	$2,116,426	$2,301,864	$2,542,585
8/24	$2,425,635	$2,740,830	$3,207,217

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	14.61%	9.85%	9.26%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y401-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Service Class: GGOSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$144	1.35%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,841	$10,246	$10,036
8/16	$10,164	$10,963	$11,184
8/17	$11,507	$12,555	$12,980
8/18	$13,718	$15,701	$15,609
8/19	$14,791	$16,637	$15,813
8/20	$19,040	$20,557	$19,204
8/21	$25,436	$27,787	$25,549
8/22	$18,807	$20,370	$22,156
8/23	$20,244	$23,019	$25,426
8/24	$23,068	$27,408	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	13.95%	9.29%	8.71%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y500-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Investor Class: GGOTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$97	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,875	$10,246	$10,036
8/16	$10,235	$10,963	$11,184
8/17	$11,639	$12,555	$12,980
8/18	$13,925	$15,701	$15,609
8/19	$15,084	$16,637	$15,813
8/20	$19,495	$20,557	$19,204
8/21	$26,161	$27,787	$25,549
8/22	$19,414	$20,370	$22,156
8/23	$20,984	$23,019	$25,426
8/24	$24,027	$27,408	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	14.50%	9.75%	9.15%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N346-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Class R6: GGOUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,375	$9,418	$9,396
8/16	$9,733	$10,077	$10,471
8/17	$11,076	$11,540	$12,153
8/18	$13,269	$14,433	$14,613
8/19	$14,377	$15,293	$14,805
8/20	$18,610	$18,896	$17,979
8/21	$24,988	$25,541	$23,919
8/22	$18,568	$18,724	$20,743
8/23	$20,072	$21,158	$23,804
8/24	$23,011	$25,193	$30,027

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	14.64%	9.85%	9.60%
Russell Midcap® Growth Index	19.07%	10.49%	10.69%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38148U601-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Class R: GGORX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$150	1.40%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,826	$10,246	$10,036
8/16	$10,133	$10,963	$11,184
8/17	$11,463	$12,555	$12,980
8/18	$13,648	$15,701	$15,609
8/19	$14,706	$16,637	$15,813
8/20	$18,920	$20,557	$19,204
8/21	$25,247	$27,787	$25,549
8/22	$18,658	$20,370	$22,156
8/23	$20,062	$23,019	$25,426
8/24	$22,861	$27,408	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	13.95%	9.22%	8.61%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N353-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Growth Fund

Class P: GGQPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  An overweight in cybersecurity technology company CrowdStrike Holdings proved beneficial, as its ongoing success with high quality, multi-module deals, solid growth rate and security capabilities secured its place as a preeminent player in the industry. Despite a system crash during the reporting period, the company swiftly resolved the issue and its management favorably revised its contract outlook. We sold the position.

  An overweight in HVAC equipment manufacturer Trane Technologies contributed positively, as ongoing data center demand growth and organic revenue increases bolstered its stock price.

  An underweight in server and storage solutions manufacturer Super Micro Computer helped, as the company lacked visibility and clear guidance since being added to the mid-cap universe in May 2024. Its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in data analytics software platform developer Palantir Technologies. The company benefited from artificial intelligence (AI) initiatives, such as partnering with Microsoft. Its stock also rallied on an increase in U.S. commercial revenue.

  An overweight to industrial automation systems company Rockwell Automation detracted, with its negative results driven by volatile performance, soft guidance, tariff pressures and inconsistency of financial management.

  An overweight to athletic apparel and accessories retailer Lululemon Athletica hurt. Its shares were pressured by a choppy U.S. consumer environment even as international trends remained notably constant. Its weakness was partially due to the company’s inability to fulfill demand for smaller sizes and more colors. We sold the position.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & UW

  Communication Services – SS

Top Detractors

  Consumer Discretionary – SS & UW

  Industrials – SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Mid Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell Midcap® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,550	$10,945	$10,833
8/19	$11,434	$11,597	$10,975
8/20	$14,799	$14,330	$13,328
8/21	$19,869	$19,369	$17,731
8/22	$14,767	$14,200	$15,377
8/23	$15,970	$16,046	$17,646
8/24	$18,297	$19,106	$22,259

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	14.57%	9.85%	9.93%
Russell Midcap® Growth Index	19.07%	10.49%	10.68%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Goldman Sachs Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38150B699-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Growth Fund

Class A: GSBDX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.22%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth. We sold the position, taking profit.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to Axcelis Technologies, a component producer for the semiconductor industry, detracted, as short-term demand weakness in the electric vehicle market caused its stock to sell off.

  An overweight in digital healthcare company iRhythm Technologies dampened results, as investors were concerned about persistent FDA inspection issues as well as an unexpected departure of the company’s Chief Financial Officer.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Financials – SS

Top Detractors

  Information Technology – SS

  Communication Services – SS

  Consumer Staples - UW

The above represents sectors.

Goldman Sachs Small Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,450	$10,000	$10,000
8/20	$12,830	$12,124	$11,498	$11,683
8/21	$18,202	$17,201	$15,592	$15,543
8/22	$13,369	$12,634	$11,654	$13,479
8/23	$14,388	$13,597	$12,444	$15,468
8/24	$17,766	$16,789	$14,643	$19,512

Average Annual Total Returns (%)

	1 Year	Since Inception
Class A Excluding sale charges (Commenced October 31, 2019)	23.48%	12.61%
Class A Including sale charges (Commenced on October 31, 2019)	16.68%	11.31%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Goldman Sachs Small Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C182-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Growth Fund

Class C: GSBAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$219	1.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth. We sold the position, taking profit.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to Axcelis Technologies, a component producer for the semiconductor industry, detracted, as short-term demand weakness in the electric vehicle market caused its stock to sell off.

  An overweight in digital healthcare company iRhythm Technologies dampened results, as investors were concerned about persistent FDA inspection issues as well as an unexpected departure of the company’s Chief Financial Officer.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Financials – SS

Top Detractors

  Information Technology – SS

  Communication Services – SS

  Consumer Staples - UW

The above represents sectors.

Goldman Sachs Small Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,900	$10,000	$10,000
8/20	$12,744	$12,617	$11,498	$11,683
8/21	$17,951	$17,772	$15,592	$15,543
8/22	$13,090	$12,959	$11,654	$13,479
8/23	$13,976	$13,836	$12,444	$15,468
8/24	$17,138	$16,966	$14,643	$19,512

Average Annual Total Returns (%)

	1 Year	Since Inception
Class C Excluding sale charges (Commenced October 31, 2019)	22.62%	11.78%
Class C Including sale charges (Commenced on October 31, 2019)	21.62%	11.78%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Goldman Sachs Small Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C174-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Growth Fund

Institutional Class: GSAJX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.91%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth. We sold the position, taking profit.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to Axcelis Technologies, a component producer for the semiconductor industry, detracted, as short-term demand weakness in the electric vehicle market caused its stock to sell off.

  An overweight in digital healthcare company iRhythm Technologies dampened results, as investors were concerned about persistent FDA inspection issues as well as an unexpected departure of the company’s Chief Financial Officer.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Financials – SS

Top Detractors

  Information Technology – SS

  Communication Services – SS

  Consumer Staples - UW

The above represents sectors.

Goldman Sachs Small Cap Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$1,000,000	$1,000,000	$1,000,000
8/20	$1,286,800	$1,149,800	$1,168,300
8/21	$1,831,888	$1,559,244	$1,554,306
8/22	$1,351,751	$1,165,379	$1,347,894
8/23	$1,458,404	$1,244,391	$1,546,844
8/24	$1,808,275	$1,464,275	$1,951,189

Average Annual Total Returns (%)

	1 Year	Since Inception
Institutional (Commenced October 31, 2019)	23.99%	13.03%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Goldman Sachs Small Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C141-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Growth Fund

Investor Class: GSAHX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	0.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth. We sold the position, taking profit.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to Axcelis Technologies, a component producer for the semiconductor industry, detracted, as short-term demand weakness in the electric vehicle market caused its stock to sell off.

  An overweight in digital healthcare company iRhythm Technologies dampened results, as investors were concerned about persistent FDA inspection issues as well as an unexpected departure of the company’s Chief Financial Officer.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Financials – SS

Top Detractors

  Information Technology – SS

  Communication Services – SS

  Consumer Staples - UW

The above represents sectors.

Goldman Sachs Small Cap Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,855	$11,498	$11,683
8/21	$18,281	$15,592	$15,543
8/22	$13,460	$11,654	$13,479
8/23	$14,526	$12,444	$15,468
8/24	$17,988	$14,643	$19,512

Average Annual Total Returns (%)

	1 Year	Since Inception
Investor (Commenced October 31, 2019)	23.83%	12.90%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Goldman Sachs Small Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C133-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Growth Fund

Class R6: GSBEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth. We sold the position, taking profit.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to Axcelis Technologies, a component producer for the semiconductor industry, detracted, as short-term demand weakness in the electric vehicle market caused its stock to sell off.

  An overweight in digital healthcare company iRhythm Technologies dampened results, as investors were concerned about persistent FDA inspection issues as well as an unexpected departure of the company’s Chief Financial Officer.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Financials – SS

Top Detractors

  Information Technology – SS

  Communication Services – SS

  Consumer Staples - UW

The above represents sectors.

Goldman Sachs Small Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,329	$15,592	$15,543
8/22	$13,518	$11,654	$13,479
8/23	$14,596	$12,444	$15,468
8/24	$18,084	$14,643	$19,512

Average Annual Total Returns (%)

	1 Year	Since Inception
Class R6 (Commenced October 31, 2019)	23.89%	13.03%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Goldman Sachs Small Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C158-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Growth Fund

Class P: GSADX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth. We sold the position, taking profit.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to Axcelis Technologies, a component producer for the semiconductor industry, detracted, as short-term demand weakness in the electric vehicle market caused its stock to sell off.

  An overweight in digital healthcare company iRhythm Technologies dampened results, as investors were concerned about persistent FDA inspection issues as well as an unexpected departure of the company’s Chief Financial Officer.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Financials – SS

Top Detractors

  Information Technology – SS

  Communication Services – SS

  Consumer Staples - UW

The above represents sectors.

Goldman Sachs Small Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,320	$15,592	$15,543
8/22	$13,507	$11,654	$13,479
8/23	$14,587	$12,444	$15,468
8/24	$18,074	$14,643	$19,512

Average Annual Total Returns (%)

	1 Year	Since Inception
Class P (Commenced October 31, 2019)	23.91%	13.02%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Goldman Sachs Small Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C125-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Class A: GSMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$134	1.24%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$10,767	$10,175	$10,453	$10,036
8/16	$10,706	$10,117	$10,939	$11,184
8/17	$12,181	$11,511	$12,642	$12,980
8/18	$15,253	$14,414	$16,458	$15,609
8/19	$15,913	$15,038	$15,849	$15,813
8/20	$21,197	$20,031	$19,334	$19,204
8/21	$29,474	$27,853	$26,321	$25,549
8/22	$20,738	$19,597	$19,562	$22,156
8/23	$21,928	$20,722	$21,041	$25,426
8/24	$25,636	$24,226	$24,359	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	16.91%	9.99%	9.86%
Class A Including sale charges	10.48%	8.76%	9.24%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H779-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Class C: GSMGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	1.99%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$10,684	$10,577	$10,453	$10,036
8/16	$10,541	$10,435	$10,939	$11,184
8/17	$11,909	$11,790	$12,642	$12,980
8/18	$14,803	$14,655	$16,458	$15,609
8/19	$15,321	$15,168	$15,849	$15,813
8/20	$20,268	$20,066	$19,334	$19,204
8/21	$27,970	$27,690	$26,321	$25,549
8/22	$19,529	$19,333	$19,562	$22,156
8/23	$20,490	$20,285	$21,041	$25,426
8/24	$23,782	$23,544	$24,359	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	16.07%	9.18%	9.04%
Class C Including sale charges	15.07%	9.18%	9.04%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H753-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class: GSMYX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$1,081,500	$1,045,300	$1,003,600
8/16	$1,079,229	$1,093,906	$1,118,412
8/17	$1,232,587	$1,264,228	$1,298,029
8/18	$1,549,239	$1,645,772	$1,560,880
8/19	$1,620,814	$1,584,878	$1,581,327
8/20	$2,166,218	$1,933,393	$1,920,364
8/21	$3,022,090	$2,632,121	$2,554,852
8/22	$2,132,991	$1,956,192	$2,215,568
8/23	$2,263,104	$2,104,080	$2,542,585
8/24	$2,653,263	$2,435,894	$3,207,217

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	17.24%	10.35%	10.24%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H746-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Service Class: GSMQX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$154	1.42%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,754	$10,453	$10,036
8/16	$10,681	$10,939	$11,184
8/17	$12,132	$12,642	$12,980
8/18	$15,180	$16,458	$15,609
8/19	$15,807	$15,849	$15,813
8/20	$21,019	$19,334	$19,204
8/21	$29,170	$26,321	$25,549
8/22	$20,483	$19,562	$22,156
8/23	$21,620	$21,041	$25,426
8/24	$25,232	$24,359	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	16.71%	9.79%	9.69%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H738-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class: GTMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$108	0.99%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,797	$10,453	$10,036
8/16	$10,764	$10,939	$11,184
8/17	$12,277	$12,642	$12,980
8/18	$15,416	$16,458	$15,609
8/19	$16,121	$15,849	$15,813
8/20	$21,529	$19,334	$19,204
8/21	$30,005	$26,321	$25,549
8/22	$21,163	$19,562	$22,156
8/23	$22,430	$21,041	$25,426
8/24	$26,290	$24,359	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	17.21%	10.27%	10.14%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N320-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Class R6: GTMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.91%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2500® Growth Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,242	$9,299	$9,396
8/16	$9,223	$9,731	$10,471
8/17	$10,538	$11,247	$12,153
8/18	$13,244	$14,641	$14,613
8/19	$13,862	$14,099	$14,805
8/20	$18,530	$17,199	$17,979
8/21	$25,851	$23,415	$23,919
8/22	$18,248	$17,402	$20,743
8/23	$19,359	$18,718	$23,804
8/24	$22,701	$21,670	$30,027

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	17.26%	10.36%	9.43%
Russell 2500® Growth Index	15.77%	8.97%	8.88%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38148U700-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Class R: GTMRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$161	1.49%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,746	$10,453	$10,036
8/16	$10,657	$10,939	$11,184
8/17	$12,092	$12,642	$12,980
8/18	$15,106	$16,458	$15,609
8/19	$15,720	$15,849	$15,813
8/20	$20,889	$19,334	$19,204
8/21	$28,978	$26,321	$25,549
8/22	$20,337	$19,562	$22,156
8/23	$21,451	$21,041	$25,426
8/24	$25,005	$24,359	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	16.57%	9.72%	9.59%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N338-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Growth Fund

Class P: GSWPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$99	0.91%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation decisions as a whole also boosted results, albeit modestly.

  An overweight in restaurant operator Wingstop added to results, as the company experienced record levels of interest in its franchisee pipeline and witnessed robust transaction growth.

  An overweight in specialty contractor EMCOR Group contributed positively. Its stock surged on the back of margin expansion and higher barriers to entry among mechanical contractors, which benefited the company given its ability to take on more complex bids than its peers due to its technical capabilities.

  An overweight in cell-free DNA testing company Natera boosted results. Its core business performed well, with average sales price gains driving robust revenue and margin growth above market expectations.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in server and storage solutions manufacturer Super Micro Computer, as its stock price surged amid the exceptionally high demand for data centers on the back of artificial intelligence advancements. We sold the position.

  An overweight to semiconductor company Lattice Semiconductor detracted, as the company’s sales were hurt by softening demand within its communications business in Europe and market weakness in China within its industrial and automobile segment.

  An overweight in semiconductor company Allegro MicroSystems hurt, as its stock fell sharply following a primary offering to repurchase shares from a large shareholder. We sold the position.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS

  Consumer Staples – SS

Top Detractors

  Health Care – SS

  Information Technology – SS

  Financials - SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2500® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,860	$11,180	$10,833
8/19	$11,367	$10,766	$10,975
8/20	$15,194	$13,134	$13,328
8/21	$21,198	$17,880	$17,731
8/22	$14,964	$13,289	$15,377
8/23	$15,875	$14,293	$17,646
8/24	$18,623	$16,547	$22,259

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	17.31%	10.36%	10.23%
Russell 2500® Growth Index	15.77%	8.97%	8.21%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38150B327-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Class A: GGRAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$117	1.04%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$10,309	$9,742	$10,426	$10,040
8/16	$10,979	$10,375	$11,525	$11,214
8/17	$13,152	$12,428	$13,924	$13,026
8/18	$16,517	$15,609	$17,716	$15,608
8/19	$16,990	$16,055	$18,472	$15,996
8/20	$24,486	$23,139	$26,663	$19,595
8/21	$31,613	$29,875	$34,270	$25,915
8/22	$23,577	$22,281	$27,738	$22,556
8/23	$28,807	$27,222	$33,824	$26,030
8/24	$36,164	$34,175	$44,225	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	25.54%	16.29%	13.71%
Class A Including sale charges	18.66%	14.98%	13.06%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y609-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Class C: GGRCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.79%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$10,223	$10,121	$10,426	$10,040
8/16	$10,808	$10,700	$11,525	$11,214
8/17	$12,849	$12,721	$13,924	$13,026
8/18	$16,012	$15,851	$17,716	$15,608
8/19	$16,343	$16,180	$18,472	$15,996
8/20	$23,374	$23,140	$26,663	$19,595
8/21	$29,970	$29,670	$34,270	$25,915
8/22	$22,187	$21,965	$27,738	$22,556
8/23	$26,912	$26,643	$33,824	$26,030
8/24	$33,522	$33,187	$44,225	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.56%	15.43%	12.85%
Class C Including sale charges	23.52%	15.43%	12.85%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y807-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Institutional Class: GSTIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$1,034,300	$1,042,600	$1,004,000
8/16	$1,105,770	$1,152,490	$1,121,368
8/17	$1,330,131	$1,392,438	$1,302,581
8/18	$1,677,428	$1,771,599	$1,560,752
8/19	$1,732,951	$1,847,247	$1,599,615
8/20	$2,504,287	$2,666,316	$1,959,528
8/21	$3,246,809	$3,427,016	$2,591,476
8/22	$2,429,912	$2,773,827	$2,255,621
8/23	$2,977,614	$3,382,404	$2,602,986
8/24	$3,747,625	$4,422,494	$3,295,381

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	25.86%	16.66%	14.11%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y880-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Service Class: GSTSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$142	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,293	$10,426	$10,040
8/16	$10,953	$11,525	$11,214
8/17	$13,106	$13,924	$13,026
8/18	$16,446	$17,716	$15,608
8/19	$16,904	$18,472	$15,996
8/20	$24,312	$26,663	$19,595
8/21	$31,384	$34,270	$25,915
8/22	$23,353	$27,738	$22,556
8/23	$28,474	$33,824	$26,030
8/24	$35,681	$44,225	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	25.31%	16.10%	13.55%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y872-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Investor Class: GSTTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.78%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,334	$10,426	$10,040
8/16	$11,027	$11,525	$11,214
8/17	$13,249	$13,924	$13,026
8/18	$16,681	$17,716	$15,608
8/19	$17,205	$18,472	$15,996
8/20	$24,849	$26,663	$19,595
8/21	$32,159	$34,270	$25,915
8/22	$24,062	$27,738	$22,556
8/23	$29,476	$33,824	$26,030
8/24	$37,080	$44,225	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	25.80%	16.58%	13.99%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38144N387-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Class R6: GGRUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Growth Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,379	$9,393	$9,398
8/16	$10,021	$10,383	$10,497
8/17	$12,059	$12,545	$12,193
8/18	$15,212	$15,961	$14,610
8/19	$15,719	$16,642	$14,973
8/20	$22,736	$24,021	$18,342
8/21	$29,459	$30,875	$24,258
8/22	$22,067	$24,990	$21,114
8/23	$27,028	$30,473	$24,365
8/24	$34,039	$39,843	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.94%	16.69%	14.42%
Russell 1000® Growth Index	30.75%	19.05%	16.41%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38147X358-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Class R: GSTRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$145	1.29%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,278	$10,426	$10,040
8/16	$10,915	$11,525	$11,214
8/17	$13,050	$13,924	$13,026
8/18	$16,351	$17,716	$15,608
8/19	$16,787	$18,472	$15,996
8/20	$24,118	$26,663	$19,595
8/21	$31,050	$34,270	$25,915
8/22	$23,110	$27,738	$22,556
8/23	$28,176	$33,824	$26,030
8/24	$35,257	$44,225	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	25.13%	15.98%	13.42%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38144N395-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Growth Fund

Class P: GSPPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$84	0.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in restaurant chain operator CAVA Group contributed positively on the back of better than consensus expected traffic and rapid new unit growth. The company also raised its guidance across all metrics, driving its stock price higher.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  Having an underweight in electric vehicle maker Tesla boosted results given headwinds the company has been facing as investors worry about weakening demand, declining deliveries, rising labor costs, supply chain delays and regulation challenges related to its self-driving technology—all contributing to share price volatility.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an underweight position in social media giant Meta Platforms. Its share price rose due to improvements within advertising, as it furthered its artificial intelligence (AI) capabilities, anticipated digital advertising revenue to be a new growth driver and took market share. Also, the company issued its first quarterly dividend.

  An underweight in semiconductor company Broadcom detracted from results, as the company benefited from market interest in the AI industry. Also, the company saw growth after splitting its stock and announcing its catalyst acceleration initiative, both of which were viewed favorably by investors.

  An underweight in semiconductor company NVIDIA similarly hurt. The company benefited from accelerated growth in its generative AI-related segments, with new product launches widely expected to drive further growth in its data center revenue and demand for its next generation of chips.

Top Contributors

  Health Care – SS & OW

  Consumer Discretionary – SS & UW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Information Technology - SS

  Consumer Staples – SS

The above represents sectors.

Goldman Sachs Strategic Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,013	$11,143	$10,813
8/19	$11,372	$11,619	$11,082
8/20	$16,455	$16,771	$13,576
8/21	$21,328	$21,555	$17,954
8/22	$15,970	$17,447	$15,627
8/23	$19,568	$21,275	$18,034
8/24	$24,615	$27,817	$22,831

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.79%	16.68%	15.16%
Russell 1000® Growth Index	30.75%	19.05%	17.39%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Goldman Sachs Strategic Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38150B285-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Technology Opportunities Fund

Class A: GITAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$133	1.16%

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results.

  Positioning in the semiconductors & semiconductor equipment; communications equipment; and technology hardware, storage and peripherals industries helped most.

  A position in information technology giant Apple contributed positively, as the company performed well, driven by strong underlying fundamentals and investor excitement about potential future innovations.

  An overweight to semiconductor equipment company KLA proved beneficial, as the business transitioned from a period of stabilization to one of growth amid an improving industry backdrop.

  An overweight to semiconductor developer Advanced Micro Devices boosted results, driven by solid earnings with results in line with consensus expectations. The company also benefited from tailwinds related to ongoing AI/data center growth. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, albeit modestly.

  Positioning in the software; interactive media & services; and IT services industries hurt most.

  The Fund’s top detractor was an underweight in social media giant Meta Platforms. Its share price rose due to improvements within its digital advertising business. The company has made significant AI investments, further developing its AI capabilities, which helped its stock gain market share within the segment. Also, the company issued its first quarterly dividend.

   An out-of-benchmark position in cloud-based data management platform Snowflake detracted, as its stock came under pressure following the unexpected resignation of its Chief Executive Officer and investor concerns around its management’s conservative forward guidance.

  An out-of-benchmark position in HubSpot, a software company engaged in cloud-based customer relationship management, lagged given ongoing macro headwinds, as high interest rates made it harder for small to medium-sized businesses to access capital.

Top Contributors

  Consumer Discretionary – SS & UW

  Information Technology – OW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Real Estate - OW

  Financials – SS

The above represents sectors.

Goldman Sachs Technology Opportunities Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$10,231	$9,668	$10,549	$10,040
8/16	$11,638	$10,998	$11,660	$11,214
8/17	$15,032	$14,206	$14,543	$13,026
8/18	$19,611	$18,533	$18,535	$15,608
8/19	$20,539	$19,409	$18,402	$15,996
8/20	$31,059	$29,351	$27,480	$19,595
8/21	$40,082	$37,877	$35,858	$25,915
8/22	$28,218	$26,666	$27,973	$22,556
8/23	$34,437	$32,543	$33,526	$26,030
8/24	$44,592	$42,140	$42,628	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	29.49%	16.75%	16.11%
Class A Including sale charges	22.35%	15.44%	15.46%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Goldman Sachs Technology Opportunities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y823-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Technology Opportunities Fund

Class C: GITCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$218	1.91%

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results.

  Positioning in the semiconductors & semiconductor equipment; communications equipment; and technology hardware, storage and peripherals industries helped most.

  A position in information technology giant Apple contributed positively, as the company performed well, driven by strong underlying fundamentals and investor excitement about potential future innovations.

  An overweight to semiconductor equipment company KLA proved beneficial, as the business transitioned from a period of stabilization to one of growth amid an improving industry backdrop.

  An overweight to semiconductor developer Advanced Micro Devices boosted results, driven by solid earnings with results in line with consensus expectations. The company also benefited from tailwinds related to ongoing AI/data center growth. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, albeit modestly.

  Positioning in the software; interactive media & services; and IT services industries hurt most.

  The Fund’s top detractor was an underweight in social media giant Meta Platforms. Its share price rose due to improvements within its digital advertising business. The company has made significant AI investments, further developing its AI capabilities, which helped its stock gain market share within the segment. Also, the company issued its first quarterly dividend.

   An out-of-benchmark position in cloud-based data management platform Snowflake detracted, as its stock came under pressure following the unexpected resignation of its Chief Executive Officer and investor concerns around its management’s conservative forward guidance.

  An out-of-benchmark position in HubSpot, a software company engaged in cloud-based customer relationship management, lagged given ongoing macro headwinds, as high interest rates made it harder for small to medium-sized businesses to access capital.

Top Contributors

  Consumer Discretionary – SS & UW

  Information Technology – OW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Real Estate - OW

  Financials – SS

The above represents sectors.

Goldman Sachs Technology Opportunities Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$10,153	$10,051	$10,549	$10,040
8/16	$11,464	$11,349	$11,660	$11,214
8/17	$14,694	$14,547	$14,543	$13,026
8/18	$19,028	$18,837	$18,535	$15,608
8/19	$19,783	$19,585	$18,402	$15,996
8/20	$29,694	$29,397	$27,480	$19,595
8/21	$38,047	$37,667	$35,858	$25,915
8/22	$26,584	$26,318	$27,973	$22,556
8/23	$32,190	$31,868	$33,526	$26,030
8/24	$41,380	$40,967	$42,628	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	28.55%	15.88%	15.24%
Class C Including sale charges	27.55%	15.88%	15.24%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Goldman Sachs Technology Opportunities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y849-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Technology Opportunities Fund

Institutional Class: GITIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.88%

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results.

  Positioning in the semiconductors & semiconductor equipment; communications equipment; and technology hardware, storage and peripherals industries helped most.

  A position in information technology giant Apple contributed positively, as the company performed well, driven by strong underlying fundamentals and investor excitement about potential future innovations.

  An overweight to semiconductor equipment company KLA proved beneficial, as the business transitioned from a period of stabilization to one of growth amid an improving industry backdrop.

  An overweight to semiconductor developer Advanced Micro Devices boosted results, driven by solid earnings with results in line with consensus expectations. The company also benefited from tailwinds related to ongoing AI/data center growth. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, albeit modestly.

  Positioning in the software; interactive media & services; and IT services industries hurt most.

  The Fund’s top detractor was an underweight in social media giant Meta Platforms. Its share price rose due to improvements within its digital advertising business. The company has made significant AI investments, further developing its AI capabilities, which helped its stock gain market share within the segment. Also, the company issued its first quarterly dividend.

   An out-of-benchmark position in cloud-based data management platform Snowflake detracted, as its stock came under pressure following the unexpected resignation of its Chief Executive Officer and investor concerns around its management’s conservative forward guidance.

  An out-of-benchmark position in HubSpot, a software company engaged in cloud-based customer relationship management, lagged given ongoing macro headwinds, as high interest rates made it harder for small to medium-sized businesses to access capital.

Top Contributors

  Consumer Discretionary – SS & UW

  Information Technology – OW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Real Estate - OW

  Financials – SS

The above represents sectors.

Goldman Sachs Technology Opportunities Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$1,026,800	$1,054,900	$1,004,000
8/16	$1,173,222	$1,165,981	$1,121,368
8/17	$1,521,199	$1,454,328	$1,302,581
8/18	$1,992,010	$1,853,541	$1,560,752
8/19	$2,094,001	$1,840,196	$1,599,615
8/20	$3,175,762	$2,747,964	$1,959,528
8/21	$4,110,072	$3,585,818	$2,591,476
8/22	$2,902,533	$2,797,297	$2,255,621
8/23	$3,551,829	$3,352,560	$2,602,986
8/24	$4,612,405	$4,262,780	$3,295,381

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	29.86%	17.09%	16.50%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Goldman Sachs Technology Opportunities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y856-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Technology Opportunities Fund

Service Class: GITSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$158	1.38%

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results.

  Positioning in the semiconductors & semiconductor equipment; communications equipment; and technology hardware, storage and peripherals industries helped most.

  A position in information technology giant Apple contributed positively, as the company performed well, driven by strong underlying fundamentals and investor excitement about potential future innovations.

  An overweight to semiconductor equipment company KLA proved beneficial, as the business transitioned from a period of stabilization to one of growth amid an improving industry backdrop.

  An overweight to semiconductor developer Advanced Micro Devices boosted results, driven by solid earnings with results in line with consensus expectations. The company also benefited from tailwinds related to ongoing AI/data center growth. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, albeit modestly.

  Positioning in the software; interactive media & services; and IT services industries hurt most.

  The Fund’s top detractor was an underweight in social media giant Meta Platforms. Its share price rose due to improvements within its digital advertising business. The company has made significant AI investments, further developing its AI capabilities, which helped its stock gain market share within the segment. Also, the company issued its first quarterly dividend.

   An out-of-benchmark position in cloud-based data management platform Snowflake detracted, as its stock came under pressure following the unexpected resignation of its Chief Executive Officer and investor concerns around its management’s conservative forward guidance.

  An out-of-benchmark position in HubSpot, a software company engaged in cloud-based customer relationship management, lagged given ongoing macro headwinds, as high interest rates made it harder for small to medium-sized businesses to access capital.

Top Contributors

  Consumer Discretionary – SS & UW

  Information Technology – OW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Real Estate - OW

  Financials – SS

The above represents sectors.

Goldman Sachs Technology Opportunities Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,217	$10,549	$10,040
8/16	$11,612	$11,660	$11,214
8/17	$14,982	$14,543	$13,026
8/18	$19,519	$18,535	$15,608
8/19	$20,421	$18,402	$15,996
8/20	$30,811	$27,480	$19,595
8/21	$39,679	$35,858	$25,915
8/22	$27,870	$27,973	$22,556
8/23	$33,935	$33,526	$26,030
8/24	$43,861	$42,628	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	29.25%	16.50%	15.92%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Goldman Sachs Technology Opportunities Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y864-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Technology Opportunities Fund

Investor Class: GISTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	0.91%

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results.

  Positioning in the semiconductors & semiconductor equipment; communications equipment; and technology hardware, storage and peripherals industries helped most.

  A position in information technology giant Apple contributed positively, as the company performed well, driven by strong underlying fundamentals and investor excitement about potential future innovations.

  An overweight to semiconductor equipment company KLA proved beneficial, as the business transitioned from a period of stabilization to one of growth amid an improving industry backdrop.

  An overweight to semiconductor developer Advanced Micro Devices boosted results, driven by solid earnings with results in line with consensus expectations. The company also benefited from tailwinds related to ongoing AI/data center growth. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, albeit modestly.

  Positioning in the software; interactive media & services; and IT services industries hurt most.

  The Fund’s top detractor was an underweight in social media giant Meta Platforms. Its share price rose due to improvements within its digital advertising business. The company has made significant AI investments, further developing its AI capabilities, which helped its stock gain market share within the segment. Also, the company issued its first quarterly dividend.

   An out-of-benchmark position in cloud-based data management platform Snowflake detracted, as its stock came under pressure following the unexpected resignation of its Chief Executive Officer and investor concerns around its management’s conservative forward guidance.

  An out-of-benchmark position in HubSpot, a software company engaged in cloud-based customer relationship management, lagged given ongoing macro headwinds, as high interest rates made it harder for small to medium-sized businesses to access capital.

Top Contributors

  Consumer Discretionary – SS & UW

  Information Technology – OW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Real Estate - OW

  Financials – SS

The above represents sectors.

Goldman Sachs Technology Opportunities Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,254	$10,549	$10,040
8/16	$11,694	$11,660	$11,214
8/17	$15,139	$14,543	$13,026
8/18	$19,795	$18,535	$15,608
8/19	$20,787	$18,402	$15,996
8/20	$31,507	$27,480	$19,595
8/21	$40,776	$35,858	$25,915
8/22	$28,780	$27,973	$22,556
8/23	$35,195	$33,526	$26,030
8/24	$45,708	$42,628	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	29.87%	17.05%	16.40%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Goldman Sachs Technology Opportunities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38145C489-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Technology Opportunities Fund

Class R6: GTORX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.87%

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results.

  Positioning in the semiconductors & semiconductor equipment; communications equipment; and technology hardware, storage and peripherals industries helped most.

  A position in information technology giant Apple contributed positively, as the company performed well, driven by strong underlying fundamentals and investor excitement about potential future innovations.

  An overweight to semiconductor equipment company KLA proved beneficial, as the business transitioned from a period of stabilization to one of growth amid an improving industry backdrop.

  An overweight to semiconductor developer Advanced Micro Devices boosted results, driven by solid earnings with results in line with consensus expectations. The company also benefited from tailwinds related to ongoing AI/data center growth. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, albeit modestly.

  Positioning in the software; interactive media & services; and IT services industries hurt most.

  The Fund’s top detractor was an underweight in social media giant Meta Platforms. Its share price rose due to improvements within its digital advertising business. The company has made significant AI investments, further developing its AI capabilities, which helped its stock gain market share within the segment. Also, the company issued its first quarterly dividend.

   An out-of-benchmark position in cloud-based data management platform Snowflake detracted, as its stock came under pressure following the unexpected resignation of its Chief Executive Officer and investor concerns around its management’s conservative forward guidance.

  An out-of-benchmark position in HubSpot, a software company engaged in cloud-based customer relationship management, lagged given ongoing macro headwinds, as high interest rates made it harder for small to medium-sized businesses to access capital.

Top Contributors

  Consumer Discretionary – SS & UW

  Information Technology – OW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Real Estate - OW

  Financials – SS

The above represents sectors.

Goldman Sachs Technology Opportunities Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	NASDAQ Composite Total Return Index	Russell 1000® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$12,273	$11,831	$11,007
8/19	$12,905	$11,746	$11,281
8/20	$19,574	$17,540	$13,819
8/21	$25,337	$22,888	$18,276
8/22	$17,893	$17,855	$15,907
8/23	$21,898	$21,399	$18,357
8/24	$28,436	$27,209	$23,240

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	29.86%	17.10%	16.94%
NASDAQ Composite Total Return Index	27.15%	18.27%	16.17%
Russell 1000® Index	26.60%	15.53%	13.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Goldman Sachs Technology Opportunities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38148U148-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Technology Opportunities Fund

Class P: GSJPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.87%

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results.

  Positioning in the semiconductors & semiconductor equipment; communications equipment; and technology hardware, storage and peripherals industries helped most.

  A position in information technology giant Apple contributed positively, as the company performed well, driven by strong underlying fundamentals and investor excitement about potential future innovations.

  An overweight to semiconductor equipment company KLA proved beneficial, as the business transitioned from a period of stabilization to one of growth amid an improving industry backdrop.

  An overweight to semiconductor developer Advanced Micro Devices boosted results, driven by solid earnings with results in line with consensus expectations. The company also benefited from tailwinds related to ongoing AI/data center growth. We sold the position, taking profits.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, albeit modestly.

  Positioning in the software; interactive media & services; and IT services industries hurt most.

  The Fund’s top detractor was an underweight in social media giant Meta Platforms. Its share price rose due to improvements within its digital advertising business. The company has made significant AI investments, further developing its AI capabilities, which helped its stock gain market share within the segment. Also, the company issued its first quarterly dividend.

   An out-of-benchmark position in cloud-based data management platform Snowflake detracted, as its stock came under pressure following the unexpected resignation of its Chief Executive Officer and investor concerns around its management’s conservative forward guidance.

  An out-of-benchmark position in HubSpot, a software company engaged in cloud-based customer relationship management, lagged given ongoing macro headwinds, as high interest rates made it harder for small to medium-sized businesses to access capital.

Top Contributors

  Consumer Discretionary – SS & UW

  Information Technology – OW

  Industrials – UW

Top Detractors

  Communication Services – SS & UW

  Real Estate - OW

  Financials – SS

The above represents sectors.

Goldman Sachs Technology Opportunities Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	NASDAQ Composite Total Return Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,064	$11,185	$10,813
8/19	$11,629	$11,104	$11,082
8/20	$17,639	$16,582	$13,576
8/21	$22,832	$21,638	$17,954
8/22	$16,124	$16,880	$15,627
8/23	$19,728	$20,231	$18,034
8/24	$25,629	$25,723	$22,831

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	29.91%	17.10%	15.89%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.96%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Goldman Sachs Technology Opportunities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38150B228-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs U.S. Equity ESG Fund

Class A: GAGVX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.03%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in financials institution JPMorgan Chase contributed positively to relative results, as the company saw increased net interest income, a recovery in its investment unit and positive results in equities trading.

  An overweight in global payment and travel company American Express added value. Being tailored to a more resilient consumer cohort that exhibited stronger spending patterns and credit profiles proved beneficial in a higher interest rate environment.

  An overweight in energy company GE Vernova, following General Electric’s split into two independent business units, added value, as it demonstrated solid margin expansion, significant demand through rising orders and positive forward profitability commentary.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An underweight in e-commerce retailing giant Amazon.com detracted, as the company, despite broader market uncertainty, successfully retained consumer activity and showed resilient trends, expanding margins and advancing Amazon Web Services (AWS) growth.

  An overweight to digital communications technology conglomerate Cisco Systems dampened results, as company management trimmed forward guidance following a deceleration in new product orders and longer than usual sales cycles. These conservative estimates, coupled with a security issue during the reporting period, put pressure on its share price.

Top Contributors

  Financials – SS

  Energy – UW

  Industrials – SS

Top Detractors

  Information Technology – SS

  Consumer Discretionary - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs U.S. Equity ESG Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,450	$10,000
8/15	$9,878	$9,335	$10,048
8/16	$10,313	$9,745	$11,309
8/17	$11,763	$11,116	$13,144
8/18	$13,821	$13,061	$15,729
8/19	$14,761	$13,949	$16,188
8/20	$17,712	$16,737	$19,740
8/21	$23,850	$22,539	$25,892
8/22	$19,457	$18,387	$22,985
8/23	$22,660	$21,414	$26,648
8/24	$27,717	$26,193	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.32%	13.42%	10.72%
Class A Including sale charges	15.60%	12.14%	10.10%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity ESG Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Goldman Sachs U.S. Equity ESG Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N288-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs U.S. Equity ESG Fund

Class C: GCGVX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.78%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in financials institution JPMorgan Chase contributed positively to relative results, as the company saw increased net interest income, a recovery in its investment unit and positive results in equities trading.

  An overweight in global payment and travel company American Express added value. Being tailored to a more resilient consumer cohort that exhibited stronger spending patterns and credit profiles proved beneficial in a higher interest rate environment.

  An overweight in energy company GE Vernova, following General Electric’s split into two independent business units, added value, as it demonstrated solid margin expansion, significant demand through rising orders and positive forward profitability commentary.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An underweight in e-commerce retailing giant Amazon.com detracted, as the company, despite broader market uncertainty, successfully retained consumer activity and showed resilient trends, expanding margins and advancing Amazon Web Services (AWS) growth.

  An overweight to digital communications technology conglomerate Cisco Systems dampened results, as company management trimmed forward guidance following a deceleration in new product orders and longer than usual sales cycles. These conservative estimates, coupled with a security issue during the reporting period, put pressure on its share price.

Top Contributors

  Financials – SS

  Energy – UW

  Industrials – SS

Top Detractors

  Information Technology – SS

  Consumer Discretionary - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs U.S. Equity ESG Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,900	$10,000
8/15	$9,804	$9,706	$10,048
8/16	$10,164	$10,062	$11,309
8/17	$11,503	$11,388	$13,144
8/18	$13,420	$13,286	$15,729
8/19	$14,230	$14,088	$16,188
8/20	$16,938	$16,769	$19,740
8/21	$22,638	$22,412	$25,892
8/22	$18,328	$18,145	$22,985
8/23	$21,183	$20,972	$26,648
8/24	$25,721	$25,464	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.42%	12.55%	9.90%
Class C Including sale charges	20.42%	12.55%	9.90%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity ESG Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Goldman Sachs U.S. Equity ESG Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N270-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs U.S. Equity ESG Fund

Institutional Class: GINGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$75	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in financials institution JPMorgan Chase contributed positively to relative results, as the company saw increased net interest income, a recovery in its investment unit and positive results in equities trading.

  An overweight in global payment and travel company American Express added value. Being tailored to a more resilient consumer cohort that exhibited stronger spending patterns and credit profiles proved beneficial in a higher interest rate environment.

  An overweight in energy company GE Vernova, following General Electric’s split into two independent business units, added value, as it demonstrated solid margin expansion, significant demand through rising orders and positive forward profitability commentary.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An underweight in e-commerce retailing giant Amazon.com detracted, as the company, despite broader market uncertainty, successfully retained consumer activity and showed resilient trends, expanding margins and advancing Amazon Web Services (AWS) growth.

  An overweight to digital communications technology conglomerate Cisco Systems dampened results, as company management trimmed forward guidance following a deceleration in new product orders and longer than usual sales cycles. These conservative estimates, coupled with a security issue during the reporting period, put pressure on its share price.

Top Contributors

  Financials – SS

  Energy – UW

  Industrials – SS

Top Detractors

  Information Technology – SS

  Consumer Discretionary - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs U.S. Equity ESG Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	S&P 500® Index
9/1/14	$1,000,000	$1,000,000
8/15	$991,800	$1,004,800
8/16	$1,039,902	$1,130,902
8/17	$1,189,960	$1,314,448
8/18	$1,403,201	$1,572,868
8/19	$1,505,214	$1,618,796
8/20	$1,811,525	$1,973,960
8/21	$2,447,551	$2,589,243
8/22	$2,003,810	$2,298,471
8/23	$2,341,853	$2,664,848
8/24	$2,875,561	$3,388,087

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	22.79%	13.81%	11.13%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity ESG Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Goldman Sachs U.S. Equity ESG Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N247-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs U.S. Equity ESG Fund

Investor Class: GIRGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$87	0.78%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in financials institution JPMorgan Chase contributed positively to relative results, as the company saw increased net interest income, a recovery in its investment unit and positive results in equities trading.

  An overweight in global payment and travel company American Express added value. Being tailored to a more resilient consumer cohort that exhibited stronger spending patterns and credit profiles proved beneficial in a higher interest rate environment.

  An overweight in energy company GE Vernova, following General Electric’s split into two independent business units, added value, as it demonstrated solid margin expansion, significant demand through rising orders and positive forward profitability commentary.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An underweight in e-commerce retailing giant Amazon.com detracted, as the company, despite broader market uncertainty, successfully retained consumer activity and showed resilient trends, expanding margins and advancing Amazon Web Services (AWS) growth.

  An overweight to digital communications technology conglomerate Cisco Systems dampened results, as company management trimmed forward guidance following a deceleration in new product orders and longer than usual sales cycles. These conservative estimates, coupled with a security issue during the reporting period, put pressure on its share price.

Top Contributors

  Financials – SS

  Energy – UW

  Industrials – SS

Top Detractors

  Information Technology – SS

  Consumer Discretionary - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs U.S. Equity ESG Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$9,902	$10,048
8/16	$10,365	$11,309
8/17	$11,845	$13,144
8/18	$13,960	$15,729
8/19	$14,944	$16,188
8/20	$17,976	$19,740
8/21	$24,266	$25,892
8/22	$19,845	$22,985
8/23	$23,171	$26,648
8/24	$28,415	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	22.63%	13.70%	11.00%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity ESG Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Goldman Sachs U.S. Equity ESG Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N254-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs U.S. Equity ESG Fund

Class R6: GDEUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.66%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in financials institution JPMorgan Chase contributed positively to relative results, as the company saw increased net interest income, a recovery in its investment unit and positive results in equities trading.

  An overweight in global payment and travel company American Express added value. Being tailored to a more resilient consumer cohort that exhibited stronger spending patterns and credit profiles proved beneficial in a higher interest rate environment.

  An overweight in energy company GE Vernova, following General Electric’s split into two independent business units, added value, as it demonstrated solid margin expansion, significant demand through rising orders and positive forward profitability commentary.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An underweight in e-commerce retailing giant Amazon.com detracted, as the company, despite broader market uncertainty, successfully retained consumer activity and showed resilient trends, expanding margins and advancing Amazon Web Services (AWS) growth.

  An overweight to digital communications technology conglomerate Cisco Systems dampened results, as company management trimmed forward guidance following a deceleration in new product orders and longer than usual sales cycles. These conservative estimates, coupled with a security issue during the reporting period, put pressure on its share price.

Top Contributors

  Financials – SS

  Energy – UW

  Industrials – SS

Top Detractors

  Information Technology – SS

  Consumer Discretionary - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs U.S. Equity ESG Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	S&P 500® Index
7/31/15	$10,000	$10,000
8/15	$9,315	$9,397
8/16	$9,769	$10,576
8/17	$11,187	$12,293
8/18	$13,194	$14,710
8/19	$14,144	$15,139
8/20	$17,034	$18,461
8/21	$23,011	$24,215
8/22	$18,839	$21,496
8/23	$22,023	$24,922
8/24	$27,042	$31,686

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	22.79%	13.82%	11.56%
S&P 500® Index	27.14%	15.90%	13.52%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity ESG Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Goldman Sachs U.S. Equity ESG Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38147X341-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs U.S. Equity ESG Fund

Class R: GRGVX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$142	1.28%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in financials institution JPMorgan Chase contributed positively to relative results, as the company saw increased net interest income, a recovery in its investment unit and positive results in equities trading.

  An overweight in global payment and travel company American Express added value. Being tailored to a more resilient consumer cohort that exhibited stronger spending patterns and credit profiles proved beneficial in a higher interest rate environment.

  An overweight in energy company GE Vernova, following General Electric’s split into two independent business units, added value, as it demonstrated solid margin expansion, significant demand through rising orders and positive forward profitability commentary.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An underweight in e-commerce retailing giant Amazon.com detracted, as the company, despite broader market uncertainty, successfully retained consumer activity and showed resilient trends, expanding margins and advancing Amazon Web Services (AWS) growth.

  An overweight to digital communications technology conglomerate Cisco Systems dampened results, as company management trimmed forward guidance following a deceleration in new product orders and longer than usual sales cycles. These conservative estimates, coupled with a security issue during the reporting period, put pressure on its share price.

Top Contributors

  Financials – SS

  Energy – UW

  Industrials – SS

Top Detractors

  Information Technology – SS

  Consumer Discretionary - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs U.S. Equity ESG Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$9,852	$10,048
8/16	$10,265	$11,309
8/17	$11,678	$13,144
8/18	$13,688	$15,729
8/19	$14,589	$16,188
8/20	$17,451	$19,740
8/21	$23,446	$25,892
8/22	$19,080	$22,985
8/23	$22,165	$26,648
8/24	$27,044	$33,881

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	22.01%	13.12%	10.45%
S&P 500® Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity ESG Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Goldman Sachs U.S. Equity ESG Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N262-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs U.S. Equity ESG Fund

Class P: GALPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$74	0.66%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted the Fund’s relative results, albeit modestly.

  An overweight in financials institution JPMorgan Chase contributed positively to relative results, as the company saw increased net interest income, a recovery in its investment unit and positive results in equities trading.

  An overweight in global payment and travel company American Express added value. Being tailored to a more resilient consumer cohort that exhibited stronger spending patterns and credit profiles proved beneficial in a higher interest rate environment.

  An overweight in energy company GE Vernova, following General Electric’s split into two independent business units, added value, as it demonstrated solid margin expansion, significant demand through rising orders and positive forward profitability commentary.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An underweight in e-commerce retailing giant Amazon.com detracted, as the company, despite broader market uncertainty, successfully retained consumer activity and showed resilient trends, expanding margins and advancing Amazon Web Services (AWS) growth.

  An overweight to digital communications technology conglomerate Cisco Systems dampened results, as company management trimmed forward guidance following a deceleration in new product orders and longer than usual sales cycles. These conservative estimates, coupled with a security issue during the reporting period, put pressure on its share price.

Top Contributors

  Financials – SS

  Energy – UW

  Industrials – SS

Top Detractors

  Information Technology – SS

  Consumer Discretionary - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs U.S. Equity ESG Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	S&P 500® Index
4/17/18	$10,000	$10,000
8/18	$10,804	$10,801
8/19	$11,584	$11,116
8/20	$13,943	$13,555
8/21	$18,838	$17,781
8/22	$15,421	$15,784
8/23	$18,031	$18,300
8/24	$22,142	$23,266

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	22.80%	13.82%	13.27%
S&P 500® Index	27.14%	15.90%	14.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity ESG Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Goldman Sachs U.S. Equity ESG Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38150C101-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Class A: GSGRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$112	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,602	$9,074	$9,652	$10,040
8/16	$10,469	$9,893	$10,899	$11,214
8/17	$11,509	$10,876	$12,161	$13,026
8/18	$12,761	$12,059	$13,678	$15,608
8/19	$13,339	$12,605	$13,762	$15,996
8/20	$13,751	$12,995	$13,878	$19,595
8/21	$17,358	$16,403	$18,935	$25,915
8/22	$16,700	$15,782	$17,756	$22,556
8/23	$17,794	$16,815	$19,281	$26,030
8/24	$21,739	$20,543	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.17%	10.25%	8.07%
Class A Including sale charges	15.44%	9.01%	7.46%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W588-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Class C: GSGCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,530	$9,435	$9,652	$10,040
8/16	$10,314	$10,211	$10,899	$11,214
8/17	$11,253	$11,140	$12,161	$13,026
8/18	$12,385	$12,261	$13,678	$15,608
8/19	$12,858	$12,729	$13,762	$15,996
8/20	$13,158	$13,026	$13,878	$19,595
8/21	$16,481	$16,316	$18,935	$25,915
8/22	$15,738	$15,581	$17,756	$22,556
8/23	$16,643	$16,476	$19,281	$26,030
8/24	$20,178	$19,976	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.24%	9.42%	7.27%
Class C Including sale charges	20.20%	9.42%	7.27%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38142B310-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Institutional Class: GSIIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.71%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$964,100	$965,200	$1,004,000
8/16	$1,055,497	$1,089,904	$1,121,368
8/17	$1,165,057	$1,216,115	$1,302,581
8/18	$1,296,709	$1,367,764	$1,560,752
8/19	$1,360,766	$1,376,244	$1,599,615
8/20	$1,407,304	$1,387,805	$1,959,528
8/21	$1,782,069	$1,893,521	$2,591,476
8/22	$1,719,875	$1,775,555	$2,255,621
8/23	$1,837,859	$1,928,075	$2,602,986
8/24	$2,252,112	$2,335,862	$3,295,381

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	22.54%	10.59%	8.45%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W414-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Service Class: GSGSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$134	1.21%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,594	$9,652	$10,040
8/16	$10,449	$10,899	$11,214
8/17	$11,477	$12,161	$13,026
8/18	$12,713	$13,678	$15,608
8/19	$13,272	$13,762	$15,996
8/20	$13,657	$13,878	$19,595
8/21	$17,210	$18,935	$25,915
8/22	$16,525	$17,756	$22,556
8/23	$17,571	$19,281	$26,030
8/24	$21,424	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	21.93%	10.04%	7.91%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W422-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Investor Class: GRGTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,626	$9,652	$10,040
8/16	$10,521	$10,899	$11,214
8/17	$11,595	$12,161	$13,026
8/18	$12,888	$13,678	$15,608
8/19	$13,510	$13,762	$15,996
8/20	$13,961	$13,878	$19,595
8/21	$17,666	$18,935	$25,915
8/22	$17,039	$17,756	$22,556
8/23	$18,194	$19,281	$26,030
8/24	$22,282	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	22.47%	10.52%	8.34%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N437-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Class R6: GRGUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,317	$9,404	$9,398
8/16	$10,196	$10,619	$10,497
8/17	$11,255	$11,849	$12,193
8/18	$12,531	$13,326	$14,610
8/19	$13,152	$13,409	$14,973
8/20	$13,603	$13,521	$18,342
8/21	$17,226	$18,449	$24,258
8/22	$16,627	$17,299	$21,114
8/23	$17,769	$18,785	$24,365
8/24	$21,776	$22,758	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	22.55%	10.60%	8.93%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38147X457-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Class R: GRGRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$140	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,581	$9,652	$10,040
8/16	$10,417	$10,899	$11,214
8/17	$11,426	$12,161	$13,026
8/18	$12,636	$13,678	$15,608
8/19	$13,178	$13,762	$15,996
8/20	$13,550	$13,878	$19,595
8/21	$17,060	$18,935	$25,915
8/22	$16,374	$17,756	$22,556
8/23	$17,394	$19,281	$26,030
8/24	$21,202	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	21.89%	9.97%	7.80%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N445-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Equity Income Fund

Class P: GABPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in pharmaceuticals company Eli Lilly & Co. proved beneficial, as the company performed well due to positive developments and optimism around its GLP-1 agonists drug class, indicated for weight loss.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  Package delivery company United Parcel Service experienced industry-wide headwinds from macroeconomic uncertainty that lowered its stock price. Further pressure was driven by outsized volume growth of its lower-margin shipping services and increased cost pressures that added expenses to its U.S. operations.

Top Contributors

  Information Technology – SS

  Financials - SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS

  Consumer Discretionary - SS

  Industrials – SS

The above represents sectors.

Goldman Sachs Equity Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,484	$10,472	$10,813
8/19	$11,000	$10,537	$11,082
8/20	$11,378	$10,625	$13,576
8/21	$14,410	$14,497	$17,954
8/22	$13,909	$13,594	$15,627
8/23	$14,865	$14,762	$18,034
8/24	$18,217	$17,884	$22,831

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	22.55%	10.60%	9.86%
Russell 1000® Value Index	21.15%	11.15%	9.54%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Goldman Sachs Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38150B798-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Focused Value Fund

Class A: GFVAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$112	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in consumer staples company Colgate-Palmolive proved beneficial, as the company delivered strong earnings results and growth momentum, driven by positive volume growth in each of its operating divisions and ongoing global market share gain in its dental care products businesses.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Consumer Staples – SS & UW

  Industrials – SS & OW

  Communication Services – SS

Top Detractors

  Financials – SS & OW

  Utilities - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Focused Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$9,450	$10,000	$10,000
8/15	$9,280	$8,770	$9,404	$9,398
8/16	$9,925	$9,379	$10,619	$10,497
8/17	$11,257	$10,638	$11,849	$12,193
8/18	$12,229	$11,557	$13,326	$14,610
8/19	$12,486	$11,800	$13,409	$14,973
8/20	$13,313	$12,581	$13,521	$18,342
8/21	$17,897	$16,912	$18,449	$24,258
8/22	$16,771	$15,848	$17,299	$21,114
8/23	$18,929	$17,888	$18,785	$24,365
8/24	$23,222	$21,945	$22,758	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced July 31, 2015)	22.68%	13.20%	9.70%
Class A Including sale charges (Commenced on July 31, 2015)	15.93%	11.93%	9.03%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Goldman Sachs Focused Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X689-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Focused Value Fund

Class C: GFVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in consumer staples company Colgate-Palmolive proved beneficial, as the company delivered strong earnings results and growth momentum, driven by positive volume growth in each of its operating divisions and ongoing global market share gain in its dental care products businesses.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Consumer Staples – SS & UW

  Industrials – SS & OW

  Communication Services – SS

Top Detractors

  Financials – SS & OW

  Utilities - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Focused Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$9,900	$10,000	$10,000
8/15	$9,280	$9,187	$9,404	$9,398
8/16	$9,843	$9,745	$10,619	$10,497
8/17	$11,087	$10,977	$11,849	$12,193
8/18	$11,960	$11,840	$13,326	$14,610
8/19	$12,112	$11,991	$13,409	$14,973
8/20	$12,822	$12,694	$13,521	$18,342
8/21	$17,096	$16,926	$18,449	$24,258
8/22	$15,912	$15,753	$17,299	$21,114
8/23	$17,807	$17,629	$18,785	$24,365
8/24	$21,698	$21,481	$22,758	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced July 31, 2015)	21.85%	12.35%	8.89%
Class C Including sale charges (Commenced on July 31, 2015)	20.84%	12.35%	8.89%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Goldman Sachs Focused Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X671-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Focused Value Fund

Institutional Class: GFVSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in consumer staples company Colgate-Palmolive proved beneficial, as the company delivered strong earnings results and growth momentum, driven by positive volume growth in each of its operating divisions and ongoing global market share gain in its dental care products businesses.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Consumer Staples – SS & UW

  Industrials – SS & OW

  Communication Services – SS

Top Detractors

  Financials – SS & OW

  Utilities - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Focused Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$1,000,000	$1,000,000	$1,000,000
8/15	$929,000	$940,400	$939,800
8/16	$997,282	$1,061,900	$1,049,663
8/17	$1,134,807	$1,184,868	$1,219,288
8/18	$1,237,620	$1,332,621	$1,460,951
8/19	$1,268,189	$1,340,883	$1,497,329
8/20	$1,357,216	$1,352,146	$1,834,228
8/21	$1,829,527	$1,844,868	$2,425,766
8/22	$1,720,122	$1,729,933	$2,111,387
8/23	$1,945,974	$1,878,534	$2,436,540
8/24	$2,396,661	$2,275,844	$3,084,660

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Institutional (Commenced July 31, 2015)	23.16%	13.56%	10.09%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Goldman Sachs Focused Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X630-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Focused Value Fund

Investor Class: GFVIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in consumer staples company Colgate-Palmolive proved beneficial, as the company delivered strong earnings results and growth momentum, driven by positive volume growth in each of its operating divisions and ongoing global market share gain in its dental care products businesses.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Consumer Staples – SS & UW

  Industrials – SS & OW

  Communication Services – SS

Top Detractors

  Financials – SS & OW

  Utilities - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Focused Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,280	$9,404	$9,398
8/16	$9,957	$10,619	$10,497
8/17	$11,316	$11,849	$12,193
8/18	$12,335	$13,326	$14,610
8/19	$12,614	$13,409	$14,973
8/20	$13,489	$13,521	$18,342
8/21	$18,171	$18,449	$24,258
8/22	$17,070	$17,299	$21,114
8/23	$19,308	$18,785	$24,365
8/24	$23,751	$22,758	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Investor (Commenced July 31, 2015)	23.01%	13.48%	9.98%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Goldman Sachs Focused Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X663-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Focused Value Fund

Class R6: GFVUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in consumer staples company Colgate-Palmolive proved beneficial, as the company delivered strong earnings results and growth momentum, driven by positive volume growth in each of its operating divisions and ongoing global market share gain in its dental care products businesses.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Consumer Staples – SS & UW

  Industrials – SS & OW

  Communication Services – SS

Top Detractors

  Financials – SS & OW

  Utilities - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Focused Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,290	$9,404	$9,398
8/16	$9,974	$10,619	$10,497
8/17	$11,361	$11,849	$12,193
8/18	$12,390	$13,326	$14,610
8/19	$12,703	$13,409	$14,973
8/20	$13,584	$13,521	$18,342
8/21	$18,310	$18,449	$24,258
8/22	$17,230	$17,299	$21,114
8/23	$19,499	$18,785	$24,365
8/24	$23,999	$22,758	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	23.08%	13.55%	10.10%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Goldman Sachs Focused Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X648-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Focused Value Fund

Class R: GFVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$140	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in consumer staples company Colgate-Palmolive proved beneficial, as the company delivered strong earnings results and growth momentum, driven by positive volume growth in each of its operating divisions and ongoing global market share gain in its dental care products businesses.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Consumer Staples – SS & UW

  Industrials – SS & OW

  Communication Services – SS

Top Detractors

  Financials – SS & OW

  Utilities - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Focused Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,290	$9,404	$9,398
8/16	$9,905	$10,619	$10,497
8/17	$11,201	$11,849	$12,193
8/18	$12,136	$13,326	$14,610
8/19	$12,368	$13,409	$14,973
8/20	$13,146	$13,521	$18,342
8/21	$17,620	$18,449	$24,258
8/22	$16,480	$17,299	$21,114
8/23	$18,542	$18,785	$24,365
8/24	$22,703	$22,758	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R (Commenced July 31, 2015)	22.44%	12.90%	9.43%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Goldman Sachs Focused Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X655-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Focused Value Fund

Class P: GGYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in consumer staples company Colgate-Palmolive proved beneficial, as the company delivered strong earnings results and growth momentum, driven by positive volume growth in each of its operating divisions and ongoing global market share gain in its dental care products businesses.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results.

  The Fund’s top detractor was an overweight to pharmaceuticals company Bristol-Myers Squibb, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Consumer Staples – SS & UW

  Industrials – SS & OW

  Communication Services – SS

Top Detractors

  Financials – SS & OW

  Utilities - SS

  Health Care – SS & OW

The above represents sectors.

Goldman Sachs Focused Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,579	$10,472	$10,813
8/19	$10,837	$10,537	$11,082
8/20	$11,600	$10,625	$13,576
8/21	$15,632	$14,497	$17,954
8/22	$14,701	$13,594	$15,627
8/23	$16,637	$14,762	$18,034
8/24	$20,486	$17,884	$22,831

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	23.14%	13.57%	11.90%
Russell 1000® Value Index	21.15%	11.15%	9.54%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Goldman Sachs Focused Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38150B772-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Class A: GSLAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,449	$8,929	$9,652	$10,040
8/16	$10,181	$9,621	$10,899	$11,214
8/17	$11,102	$10,491	$12,161	$13,026
8/18	$12,133	$11,466	$13,678	$15,608
8/19	$12,179	$11,509	$13,762	$15,996
8/20	$12,420	$11,737	$13,878	$19,595
8/21	$16,474	$15,568	$18,935	$25,915
8/22	$15,613	$14,754	$17,756	$22,556
8/23	$16,999	$16,064	$19,281	$26,030
8/24	$21,200	$20,034	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.71%	11.71%	7.80%
Class A Including sale charges	17.88%	10.45%	7.19%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y815-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Class C: GSVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,372	$9,278	$9,652	$10,040
8/16	$10,031	$9,931	$10,899	$11,214
8/17	$10,851	$10,743	$12,161	$13,026
8/18	$11,769	$11,652	$13,678	$15,608
8/19	$11,736	$11,619	$13,762	$15,996
8/20	$11,878	$11,760	$13,878	$19,595
8/21	$15,631	$15,475	$18,935	$25,915
8/22	$14,713	$14,566	$17,756	$22,556
8/23	$15,895	$15,736	$19,281	$26,030
8/24	$19,675	$19,478	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.78%	10.87%	7.00%
Class C Including sale charges	22.72%	10.87%	7.00%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y781-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Institutional Class: GSLIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.71%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$948,700	$965,200	$1,004,000
8/16	$1,026,399	$1,089,904	$1,121,368
8/17	$1,122,983	$1,216,115	$1,302,581
8/18	$1,231,350	$1,367,764	$1,560,752
8/19	$1,239,847	$1,376,244	$1,599,615
8/20	$1,267,991	$1,387,805	$1,959,528
8/21	$1,687,443	$1,893,521	$2,591,476
8/22	$1,605,096	$1,775,555	$2,255,621
8/23	$1,752,122	$1,928,075	$2,602,986
8/24	$2,191,555	$2,335,862	$3,295,381

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	25.08%	12.05%	8.15%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y773-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Service Class: GSVSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$136	1.21%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,437	$9,652	$10,040
8/16	$10,163	$10,899	$11,214
8/17	$11,057	$12,161	$13,026
8/18	$12,069	$13,678	$15,608
8/19	$12,093	$13,762	$15,996
8/20	$12,311	$13,878	$19,595
8/21	$16,294	$18,935	$25,915
8/22	$15,426	$17,756	$22,556
8/23	$16,762	$19,281	$26,030
8/24	$20,848	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	24.38%	11.49%	7.62%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y765-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Investor Class: GSVTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,471	$9,652	$10,040
8/16	$10,235	$10,899	$11,214
8/17	$11,183	$12,161	$13,026
8/18	$12,258	$13,678	$15,608
8/19	$12,336	$13,762	$15,996
8/20	$12,610	$13,878	$19,595
8/21	$16,761	$18,935	$25,915
8/22	$15,933	$17,756	$22,556
8/23	$17,393	$19,281	$26,030
8/24	$21,731	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	24.94%	11.98%	8.06%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N411-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Class R6: GSVUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,290	$9,404	$9,398
8/16	$10,055	$10,619	$10,497
8/17	$11,024	$11,849	$12,193
8/18	$12,090	$13,326	$14,610
8/19	$12,178	$13,409	$14,973
8/20	$12,458	$13,521	$18,342
8/21	$16,576	$18,449	$24,258
8/22	$15,770	$17,299	$21,114
8/23	$17,216	$18,785	$24,365
8/24	$21,537	$22,758	$30,847

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.10%	12.06%	8.80%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38147X440-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Class R: GSVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$141	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,423	$9,652	$10,040
8/16	$10,133	$10,899	$11,214
8/17	$11,017	$12,161	$13,026
8/18	$12,014	$13,678	$15,608
8/19	$12,029	$13,762	$15,996
8/20	$12,234	$13,878	$19,595
8/21	$16,188	$18,935	$25,915
8/22	$15,305	$17,756	$22,556
8/23	$16,621	$19,281	$26,030
8/24	$20,673	$23,359	$32,954

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	24.38%	11.43%	7.53%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N429-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Large Cap Value Fund

Class P: GMYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$79	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results.

  An overweight in personal computers manufacturer Dell Technologies added value, as the company delivered strong earnings that reflected robust artificial intelligence (AI) demand with a sustainable growth trajectory to fuel server strength and data storage products. We sold the position, taking profits.

  An overweight in GE Aerospace contributed positively. Its stock price rose following the split of General Electric into GE Aerospace and GE Vernova in early April 2024. Further, GE Aerospace announced a 250% increase in its quarterly dividend and reported a significant increase in its first quarter aerospace orders.

  An overweight in investment firm KKR & Co. contributed positively, as the company saw increased fee-related earnings generated from a recovery in assets levels and due to a strong fundraising and investment period.

Top Detractors from Performance:

  Sector allocation as a whole detracted from the Fund’s relative results, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower. We sold the position.

  An overweight to pharmaceuticals company Bristol-Myers Squibb hurt, as concerns around the generic erosion and declining sales of Revlimid weighed on its shares. We sold the position.

  An overweight to athletic footwear and apparel company NIKE detracted, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

Top Contributors

  Information Technology – SS & OW

  Materials – SS

  Consumer Staples – SS

Top Detractors

  Utilities – SS & OW

  Consumer Discretionary - SS

  Energy – SS

The above represents sectors.

Goldman Sachs Large Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,538	$10,472	$10,813
8/19	$10,616	$10,537	$11,082
8/20	$10,860	$10,625	$13,576
8/21	$14,449	$14,497	$17,954
8/22	$13,739	$13,594	$15,627
8/23	$15,008	$14,762	$18,034
8/24	$18,775	$17,884	$22,831

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.10%	12.06%	10.37%
Russell 1000® Value Index	21.15%	11.15%	9.54%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Goldman Sachs Large Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38150B533-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Class A: GCMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.19%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,579	$9,052	$9,746	$10,036
8/16	$9,867	$9,325	$11,001	$11,184
8/17	$10,821	$10,225	$12,192	$12,980
8/18	$11,976	$11,317	$13,736	$15,609
8/19	$12,382	$11,701	$13,306	$15,813
8/20	$12,331	$11,653	$13,133	$19,204
8/21	$17,729	$16,754	$18,978	$25,549
8/22	$16,938	$16,007	$17,497	$22,156
8/23	$17,780	$16,802	$18,486	$25,426
8/24	$20,863	$19,716	$22,218	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	17.34%	10.99%	7.62%
Class A Including sale charges	10.88%	9.74%	7.02%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V720-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Class C: GCMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.94%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,509	$9,414	$9,746	$10,036
8/16	$9,719	$9,622	$11,001	$11,184
8/17	$10,580	$10,474	$12,192	$12,980
8/18	$11,623	$11,507	$13,736	$15,609
8/19	$11,923	$11,804	$13,306	$15,813
8/20	$11,787	$11,670	$13,133	$19,204
8/21	$16,821	$16,652	$18,978	$25,549
8/22	$15,946	$15,787	$17,497	$22,156
8/23	$16,622	$16,456	$18,486	$25,426
8/24	$19,348	$19,155	$22,218	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	16.40%	10.16%	6.82%
Class C Including sale charges	15.35%	10.16%	6.82%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V696-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Institutional Class: GSMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$961,800	$974,600	$1,003,600
8/16	$994,501	$1,100,128	$1,118,412
8/17	$1,095,145	$1,219,162	$1,298,029
8/18	$1,217,034	$1,373,630	$1,560,880
8/19	$1,263,038	$1,330,636	$1,581,327
8/20	$1,262,659	$1,313,337	$1,920,364
8/21	$1,821,639	$1,897,772	$2,554,852
8/22	$1,746,587	$1,749,746	$2,215,568
8/23	$1,840,728	$1,848,607	$2,542,585
8/24	$2,167,273	$2,221,841	$3,207,217

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	17.74%	11.39%	8.03%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W398-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Service Class: GSMSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$145	1.34%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,570	$9,746	$10,036
8/16	$9,846	$11,001	$11,184
8/17	$10,787	$12,192	$12,980
8/18	$11,928	$13,736	$15,609
8/19	$12,316	$13,306	$15,813
8/20	$12,252	$13,133	$19,204
8/21	$17,590	$18,978	$25,549
8/22	$16,781	$17,497	$22,156
8/23	$17,596	$18,486	$25,426
8/24	$20,610	$22,218	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	17.13%	10.83%	7.49%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W380-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Investor Class: GCMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.94%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,604	$9,746	$10,036
8/16	$9,915	$11,001	$11,184
8/17	$10,901	$12,192	$12,980
8/18	$12,098	$13,736	$15,609
8/19	$12,537	$13,306	$15,813
8/20	$12,517	$13,133	$19,204
8/21	$18,038	$18,978	$25,549
8/22	$17,278	$17,497	$22,156
8/23	$18,184	$18,486	$25,426
8/24	$21,386	$22,218	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	17.61%	11.26%	7.89%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N361-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Class R6: GCMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell Midcap® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,513	$9,527	$9,396
8/16	$9,838	$10,754	$10,471
8/17	$10,835	$11,918	$12,153
8/18	$12,038	$13,428	$14,613
8/19	$12,494	$13,007	$14,805
8/20	$12,488	$12,838	$17,979
8/21	$18,023	$18,551	$23,919
8/22	$17,286	$17,104	$20,743
8/23	$18,216	$18,071	$23,804
8/24	$21,448	$21,719	$30,027

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	17.74%	11.40%	8.75%
Russell Midcap® Value Index	20.19%	10.78%	8.90%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38147X432-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Class R: GCMRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.44%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,555	$9,746	$10,036
8/16	$9,816	$11,001	$11,184
8/17	$10,739	$12,192	$12,980
8/18	$11,859	$13,736	$15,609
8/19	$12,226	$13,306	$15,813
8/20	$12,147	$13,133	$19,204
8/21	$17,420	$18,978	$25,549
8/22	$16,604	$17,497	$22,156
8/23	$17,388	$18,486	$25,426
8/24	$20,349	$22,218	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	17.03%	10.71%	7.36%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N379-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Mid Cap Value Fund

Class P: GMPPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Midstream energy company Targa Resources was the Fund’s top relative contributor based on its announced construction plans for new processing plants to accommodate increasing volume of customer demand. Its stock price rose further on improved free cash flow visibility, strong margins and increased volume. We sold the position, taking profits.

  An overweight in insurance company Allstate contributed positively, as the company’s stock climbed on the back of favorable earnings results, supported by better than consensus expected net interest income and improvements in its profitability and underwriting results.

  An overweight in payment services provider Fidelity National Information Services added value, as the company saw meaningful tailwinds from the spin-off of its payments business. The company also drove growth in its bank technology and capital market operations through strategic partnerships and acquisitions, to which investors reacted favorably.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in insurance company Globe Life, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

  An overweight to medical device company Zimmer Biomet Holdings hampered results, as sentiment around a possible slowing of utilization trends going forward outweighed the company’s strong results.

  An overweight to beauty products retailer Ulta Beauty detracted, as the company faced pressure from slower normalization in the discretionary beauty category and competitive intensity.

Top Contributors

  Information Technology – SS & UW

  Energy – SS & OW

  Materials – SS

Top Detractors

  Industrials – SS & UW

  Utilities - SS

  Real Estate – SS & UW

The above represents sectors.

Goldman Sachs Mid Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell Midcap® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,393	$10,610	$10,833
8/19	$10,788	$10,278	$10,975
8/20	$10,786	$10,144	$13,328
8/21	$15,564	$14,659	$17,731
8/22	$14,927	$13,515	$15,377
8/23	$15,730	$14,279	$17,646
8/24	$18,521	$17,162	$22,259

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	17.74%	11.40%	10.14%
Russell Midcap® Value Index	20.19%	10.78%	8.83%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Goldman Sachs Mid Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38150B475-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Class A: GSSMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.27%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,769	$9,232	$9,505	$10,036
8/16	$10,869	$10,271	$10,817	$11,184
8/17	$12,125	$11,459	$12,274	$12,980
8/18	$14,326	$13,538	$14,735	$15,609
8/19	$12,727	$12,027	$12,541	$15,813
8/20	$11,462	$10,832	$11,771	$19,204
8/21	$17,167	$16,223	$18,773	$25,549
8/22	$15,565	$14,709	$16,862	$22,156
8/23	$15,987	$15,108	$17,228	$25,426
8/24	$18,529	$17,510	$20,544	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	15.90%	7.79%	6.35%
Class A Including sale charges	9.53%	6.58%	5.76%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38141W612-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Class C: GSSCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	2.02%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,696	$9,599	$9,505	$10,036
8/16	$10,707	$10,600	$10,817	$11,184
8/17	$11,855	$11,737	$12,274	$12,980
8/18	$13,901	$13,762	$14,735	$15,609
8/19	$12,257	$12,134	$12,541	$15,813
8/20	$10,954	$10,844	$11,771	$19,204
8/21	$16,287	$16,124	$18,773	$25,549
8/22	$14,659	$14,512	$16,862	$22,156
8/23	$14,946	$14,796	$17,228	$25,426
8/24	$17,189	$17,017	$20,544	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	15.01%	6.99%	5.56%
Class C Including sale charges	13.93%	6.99%	5.56%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142B336-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Institutional Class: GSSIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.02%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$980,800	$950,500	$1,003,600
8/16	$1,095,456	$1,081,669	$1,118,412
8/17	$1,226,910	$1,227,370	$1,298,029
8/18	$1,455,361	$1,473,457	$1,560,880
8/19	$1,298,036	$1,254,060	$1,581,327
8/20	$1,173,035	$1,177,060	$1,920,364
8/21	$1,762,955	$1,877,294	$2,554,852
8/22	$1,603,936	$1,686,185	$2,215,568
8/23	$1,651,413	$1,722,775	$2,542,585
8/24	$1,919,272	$2,054,410	$3,207,217

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	16.22%	8.13%	6.73%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V209-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Service Class: GSSSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$164	1.52%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,759	$9,505	$10,036
8/16	$10,846	$10,817	$11,184
8/17	$12,087	$12,274	$12,980
8/18	$14,265	$14,735	$15,609
8/19	$12,659	$12,541	$15,813
8/20	$11,384	$11,771	$19,204
8/21	$17,023	$18,773	$25,549
8/22	$15,409	$16,862	$22,156
8/23	$15,788	$17,228	$25,426
8/24	$18,256	$20,544	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	15.63%	7.59%	6.20%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Service Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V308-AR-0824     Service Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Investor Class: GSQTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	1.02%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,793	$9,505	$10,036
8/16	$10,922	$10,817	$11,184
8/17	$12,215	$12,274	$12,980
8/18	$14,468	$14,735	$15,609
8/19	$12,885	$12,541	$15,813
8/20	$11,631	$11,771	$19,204
8/21	$17,463	$18,773	$25,549
8/22	$15,879	$16,862	$22,156
8/23	$16,346	$17,228	$25,426
8/24	$18,994	$20,544	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	16.20%	8.06%	6.62%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N296-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Class R6: GSSUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$109	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,457	$9,509	$9,396
8/16	$10,564	$10,821	$10,471
8/17	$11,835	$12,279	$12,153
8/18	$14,040	$14,741	$14,613
8/19	$12,522	$12,546	$14,805
8/20	$11,320	$11,776	$17,979
8/21	$17,016	$18,781	$23,919
8/22	$15,481	$16,869	$20,743
8/23	$15,944	$17,235	$23,804
8/24	$18,528	$20,553	$30,027

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	16.21%	8.14%	7.01%
Russell 2000® Value Index	19.25%	10.36%	8.24%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38147X424-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Class R: GSQRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$164	1.52%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,744	$9,505	$10,036
8/16	$10,815	$10,817	$11,184
8/17	$12,035	$12,274	$12,980
8/18	$14,183	$14,735	$15,609
8/19	$12,570	$12,541	$15,813
8/20	$11,291	$11,771	$19,204
8/21	$16,867	$18,773	$25,549
8/22	$15,260	$16,862	$22,156
8/23	$15,632	$17,228	$25,426
8/24	$18,074	$20,544	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	15.62%	7.52%	6.09%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N312-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small Cap Value Fund

Class P: GSYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$109	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Engineered products and technologies supplier SPX Technologies was the Fund’s top relative contributor. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  An overweight in construction company Granite Construction contributed positively, as the company was awarded key infrastructure contracts and stands to benefit from elevated infrastructure funding by the U.S. government.

  An overweight in real estate investment trust Acadia Realty Trust added value, as the company benefited from an improving “Signed Not Open” pipeline and robust leasing spreads across its portfolio, indicators of strong landlord pricing power.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also detracted, albeit modestly.

  The Fund’s top detractor was an overweight in automotive seating supplier Adient as the company’s EBITDA margin target was extended given low visibility, slower run-off of existing unprofitable contacts and a weaker customer program mix in its Europe segment. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  Shares of International Game Technology, a designer of computerized gaming systems, were pressured by the announced merger of its global gaming and play digital division with Everi to create a taxable spin-off company given concerns of elevated execution risk and limited buyout traction from private equity firms. The company also provided guidance that fell short of market expectations driven by headwinds in its North American global lottery business.

Top Contributors

  Industrials – SS & OW

  Financials – SS

  Consumer Staples – SS & UW

Top Detractors

  Health Care – SS

  Consumer Discretionary – SS & OW

  Materials – SS & OW

The above represents sectors.

Goldman Sachs Small Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,671	$11,092	$10,833
8/19	$9,519	$9,440	$10,975
8/20	$8,607	$8,861	$13,328
8/21	$12,934	$14,132	$17,731
8/22	$11,769	$12,693	$15,377
8/23	$12,118	$12,969	$17,646
8/24	$14,083	$15,465	$22,259

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	16.21%	8.14%	5.51%
Russell 2000® Value Index	19.25%	10.36%	7.07%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Goldman Sachs Small Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38150B343-AR-0824     Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Value Fund

Class A: GMVAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.18%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall added value to the Fund’s relative results, albeit modestly.

  Health care services company Tenet Healthcare was the Fund’s top relative contributor. It benefited from strong procedure growth and pricing in its ambulatory surgery platform and from finalizing multiple ambulatory surgery company acquisitions widely expected to be accretive to its annualized EBITDA.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  Core & Main is a distributor of water, wastewater, storm drainage and fire protection products. Its shares rose amid its bolt-on acquisitions during the reporting period and improving end-market trends, capitalizing on its geographic expansion initiatives. We sold the position, taking profits.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in utilities company Vistra, as the company raised synergy expectations for its recent acquisition of Energy Harbor and approved an additional $1.5 billion in share repurchases during the reporting period. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS & OW

  Financials – SS

Top Detractors

  Utilities – SS & UW

  Real Estate – SS

  Energy – SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,666	$9,134	$9,523	$10,036
8/16	$10,392	$9,820	$10,741	$11,184
8/17	$11,566	$10,930	$11,935	$12,980
8/18	$13,240	$12,512	$14,016	$15,609
8/19	$12,522	$11,834	$12,618	$15,813
8/20	$12,075	$11,411	$11,992	$19,204
8/21	$18,188	$17,187	$18,290	$25,549
8/22	$16,567	$15,656	$16,764	$22,156
8/23	$17,235	$16,287	$17,727	$25,426
8/24	$20,215	$19,103	$20,942	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	17.29%	10.04%	7.29%
Class A Including sale charges	10.81%	8.80%	6.68%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Value Fund

Class A

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Goldman Sachs Small/Mid Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X101-AR-0824     Class A

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Value Fund

Class C: GMVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	1.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall added value to the Fund’s relative results, albeit modestly.

  Health care services company Tenet Healthcare was the Fund’s top relative contributor. It benefited from strong procedure growth and pricing in its ambulatory surgery platform and from finalizing multiple ambulatory surgery company acquisitions widely expected to be accretive to its annualized EBITDA.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  Core & Main is a distributor of water, wastewater, storm drainage and fire protection products. Its shares rose amid its bolt-on acquisitions during the reporting period and improving end-market trends, capitalizing on its geographic expansion initiatives. We sold the position, taking profits.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in utilities company Vistra, as the company raised synergy expectations for its recent acquisition of Energy Harbor and approved an additional $1.5 billion in share repurchases during the reporting period. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS & OW

  Financials – SS

Top Detractors

  Utilities – SS & UW

  Real Estate – SS

  Energy – SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,598	$9,502	$9,523	$10,036
8/16	$10,244	$10,142	$10,741	$11,184
8/17	$11,318	$11,204	$11,935	$12,980
8/18	$12,860	$12,731	$14,016	$15,609
8/19	$12,079	$11,959	$12,618	$15,813
8/20	$11,552	$11,436	$11,992	$19,204
8/21	$17,265	$17,092	$18,290	$25,549
8/22	$15,614	$15,458	$16,764	$22,156
8/23	$16,122	$15,961	$17,727	$25,426
8/24	$18,776	$18,588	$20,942	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	16.46%	9.21%	6.50%
Class C Including sale charges	15.46%	9.21%	6.50%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Value Fund

Class C

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Goldman Sachs Small/Mid Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X200-AR-0824     Class C

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Value Fund

Institutional Class: GSMVX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall added value to the Fund’s relative results, albeit modestly.

  Health care services company Tenet Healthcare was the Fund’s top relative contributor. It benefited from strong procedure growth and pricing in its ambulatory surgery platform and from finalizing multiple ambulatory surgery company acquisitions widely expected to be accretive to its annualized EBITDA.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  Core & Main is a distributor of water, wastewater, storm drainage and fire protection products. Its shares rose amid its bolt-on acquisitions during the reporting period and improving end-market trends, capitalizing on its geographic expansion initiatives. We sold the position, taking profits.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in utilities company Vistra, as the company raised synergy expectations for its recent acquisition of Energy Harbor and approved an additional $1.5 billion in share repurchases during the reporting period. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS & OW

  Financials – SS

Top Detractors

  Utilities – SS & UW

  Real Estate – SS

  Energy – SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$972,100	$952,300	$1,003,600
8/16	$1,049,674	$1,074,099	$1,118,412
8/17	$1,172,590	$1,193,539	$1,298,029
8/18	$1,347,658	$1,401,573	$1,560,880
8/19	$1,280,275	$1,261,836	$1,581,327
8/20	$1,238,410	$1,199,249	$1,920,364
8/21	$1,871,981	$1,828,975	$2,554,852
8/22	$1,711,739	$1,676,438	$2,215,568
8/23	$1,785,858	$1,772,666	$2,542,585
8/24	$2,102,312	$2,094,227	$3,207,217

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	17.72%	10.42%	7.71%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Value Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Goldman Sachs Small/Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X309-AR-0824     Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Value Fund

Investor Class: GMVIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall added value to the Fund’s relative results, albeit modestly.

  Health care services company Tenet Healthcare was the Fund’s top relative contributor. It benefited from strong procedure growth and pricing in its ambulatory surgery platform and from finalizing multiple ambulatory surgery company acquisitions widely expected to be accretive to its annualized EBITDA.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  Core & Main is a distributor of water, wastewater, storm drainage and fire protection products. Its shares rose amid its bolt-on acquisitions during the reporting period and improving end-market trends, capitalizing on its geographic expansion initiatives. We sold the position, taking profits.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in utilities company Vistra, as the company raised synergy expectations for its recent acquisition of Energy Harbor and approved an additional $1.5 billion in share repurchases during the reporting period. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS & OW

  Financials – SS

Top Detractors

  Utilities – SS & UW

  Real Estate – SS

  Energy – SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,689	$9,523	$10,036
8/16	$10,449	$10,741	$11,184
8/17	$11,652	$11,935	$12,980
8/18	$13,379	$14,016	$15,609
8/19	$12,685	$12,618	$15,813
8/20	$12,262	$11,992	$19,204
8/21	$18,514	$18,290	$25,549
8/22	$16,907	$16,764	$22,156
8/23	$17,630	$17,727	$25,426
8/24	$20,740	$20,942	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	17.64%	10.32%	7.56%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Value Fund

Investor Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Goldman Sachs Small/Mid Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X408-AR-0824     Investor Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Value Fund

Class R6: GMCUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall added value to the Fund’s relative results, albeit modestly.

  Health care services company Tenet Healthcare was the Fund’s top relative contributor. It benefited from strong procedure growth and pricing in its ambulatory surgery platform and from finalizing multiple ambulatory surgery company acquisitions widely expected to be accretive to its annualized EBITDA.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  Core & Main is a distributor of water, wastewater, storm drainage and fire protection products. Its shares rose amid its bolt-on acquisitions during the reporting period and improving end-market trends, capitalizing on its geographic expansion initiatives. We sold the position, taking profits.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in utilities company Vistra, as the company raised synergy expectations for its recent acquisition of Energy Harbor and approved an additional $1.5 billion in share repurchases during the reporting period. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS & OW

  Financials – SS

Top Detractors

  Utilities – SS & UW

  Real Estate – SS

  Energy – SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2500® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,452	$9,514	$9,396
8/16	$10,208	$10,731	$10,471
8/17	$11,413	$11,924	$12,153
8/18	$13,118	$14,002	$14,613
8/19	$12,454	$12,606	$14,805
8/20	$12,058	$11,981	$17,979
8/21	$18,222	$18,272	$23,919
8/22	$16,662	$16,749	$20,743
8/23	$17,397	$17,710	$23,804
8/24	$20,475	$20,922	$30,027

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	17.69%	10.44%	8.20%
Russell 2500® Value Index	18.14%	10.65%	8.45%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Value Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Goldman Sachs Small/Mid Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X416-AR-0824     Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Value Fund

Class R: GMVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$155	1.43%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall added value to the Fund’s relative results, albeit modestly.

  Health care services company Tenet Healthcare was the Fund’s top relative contributor. It benefited from strong procedure growth and pricing in its ambulatory surgery platform and from finalizing multiple ambulatory surgery company acquisitions widely expected to be accretive to its annualized EBITDA.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  Core & Main is a distributor of water, wastewater, storm drainage and fire protection products. Its shares rose amid its bolt-on acquisitions during the reporting period and improving end-market trends, capitalizing on its geographic expansion initiatives. We sold the position, taking profits.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in utilities company Vistra, as the company raised synergy expectations for its recent acquisition of Energy Harbor and approved an additional $1.5 billion in share repurchases during the reporting period. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS & OW

  Financials – SS

Top Detractors

  Utilities – SS & UW

  Real Estate – SS

  Energy – SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,645	$9,523	$10,036
8/16	$10,345	$10,741	$11,184
8/17	$11,489	$11,935	$12,980
8/18	$13,121	$14,016	$15,609
8/19	$12,380	$12,618	$15,813
8/20	$11,902	$11,992	$19,204
8/21	$17,873	$18,290	$25,549
8/22	$16,252	$16,764	$22,156
8/23	$16,861	$17,727	$25,426
8/24	$19,723	$20,942	$32,072

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	16.97%	9.75%	7.02%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Value Fund

Class R

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Goldman Sachs Small/Mid Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X507-AR-0824     Class R

Annual Shareholder Report

August 31, 2024

Goldman Sachs Small/Mid Cap Value Fund

Class P: GSVPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall added value to the Fund’s relative results, albeit modestly.

  Health care services company Tenet Healthcare was the Fund’s top relative contributor. It benefited from strong procedure growth and pricing in its ambulatory surgery platform and from finalizing multiple ambulatory surgery company acquisitions widely expected to be accretive to its annualized EBITDA.

  An overweight in engineered products and technologies supplier SPX Technologies proved beneficial. The company benefited from margin accretive acquisitions and strength across its cooling segment.

  Core & Main is a distributor of water, wastewater, storm drainage and fire protection products. Its shares rose amid its bolt-on acquisitions during the reporting period and improving end-market trends, capitalizing on its geographic expansion initiatives. We sold the position, taking profits.

Top Detractors from Performance:

  The Fund’s top detractor was an underweight position in utilities company Vistra, as the company raised synergy expectations for its recent acquisition of Energy Harbor and approved an additional $1.5 billion in share repurchases during the reporting period. We sold the position.

  An overweight to diagnostics company QuidelOrtho detracted after the company experienced a notable slowdown in respiratory volumes across its COVID and flu markets. Its management revised its fiscal year 2024 EBITDA and earnings per share guidance below market estimates.

  An overweight in insurance company Globe Life hurt, as an investigation by the U.S. Dept. of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its share price lower.

Top Contributors

  Consumer Discretionary – SS

  Industrials – SS & OW

  Financials – SS

Top Detractors

  Utilities – SS & UW

  Real Estate – SS

  Energy – SS

The above represents sectors.

Goldman Sachs Small/Mid Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2500® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,370	$10,788	$10,833
8/19	$9,846	$9,712	$10,975
8/20	$9,533	$9,231	$13,328
8/21	$14,399	$14,078	$17,731
8/22	$13,174	$12,904	$15,377
8/23	$13,745	$13,644	$17,646
8/24	$16,187	$16,119	$22,259

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	17.76%	10.44%	7.84%
Russell 2500® Value Index	18.14%	10.65%	7.77%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Value Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Goldman Sachs Small/Mid Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38150B319-AR-0824     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,088,928	$3,823,618	Financial Statement audits.

Audit-Related Fees:

• PwC	$466,200	$516,600	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,075,449	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2024 and August 31, 2023 were approximately $466,200 and $516,600, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements August 31, 2024 Goldman Sachs Fundamental Equity Growth Funds Goldman Sachs Enhanced Core Equity Fund* Goldman Sachs Large Cap Core Fund Goldman Sachs Mid Cap Growth Fund Goldman Sachs Small Cap Growth Fund Goldman Sachs Small/Mid Cap Growth Fund Goldman Sachs Strategic Growth Fund Goldman Sachs Technology Opportunities Fund Goldman Sachs U.S. Equity ESG Fund * Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.

Goldman Sachs Fundamental Equity Growth Funds

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.3%
1,693	Northrop Grumman Corp.	$885,795

Air Freight & Logistics – 0.6%
16,049	United Parcel Service, Inc., Class B	2,063,099

Automobiles – 1.3%
48,378	General Motors Co.	2,408,257
10,307	Tesla, Inc.*	2,206,832

		4,615,089

Banks – 4.4%
102,157	Bank of America Corp.	4,162,898
39,511	Citigroup, Inc.	2,474,969
22,472	East West Bancorp, Inc.	1,889,221
20,928	JPMorgan Chase & Co.	4,704,614
11,957	M&T Bank Corp.	2,057,919

		15,289,621

Beverages – 0.7%
8,827	Coca-Cola Co. (The)	639,693
20,562	Coca-Cola Europacific Partners PLC (United Kingdom)	1,655,035

		2,294,728

Biotechnology – 3.1%
22,789	AbbVie, Inc.	4,473,709
10,017	Amgen, Inc.	3,343,975
7,998	Biogen, Inc.*	1,637,670
8,378	Neurocrine Biosciences, Inc.*	1,064,509

		10,519,863

Broadline Retail – 2.9%
55,678	Amazon.com, Inc.*	9,938,523

Building Products – 0.6%
12,341	Builders FirstSource, Inc.*	2,147,334

Capital Markets – 1.1%
2,354	MSCI, Inc.	1,366,709
35,338	Nasdaq, Inc.	2,547,163

		3,913,872

Chemicals – 2.0%
7,223	Linde PLC	3,454,400
13,860	RPM International, Inc.	1,611,225
5,173	Sherwin-Williams Co. (The)	1,910,751

		6,976,376

Consumer Finance – 0.9%
12,247	American Express Co.	3,167,687

Consumer Staples Distribution & Retail – 1.2%
1,235	Costco Wholesale Corp.	1,102,089
20,310	Performance Food Group Co.*	1,515,938
22,479	Walmart, Inc.	1,736,053

		4,354,080

Containers & Packaging – 0.6%
9,571	Avery Dennison Corp.	2,123,326

Diversified Telecommunication Services – 1.0%
164,042	AT&T, Inc.	3,264,436

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 1.2%
15,947	Entergy Corp.	$1,924,644
37,318	Xcel Energy, Inc.	2,284,981

		4,209,625

Electrical Equipment – 1.0%
11,124	GE Vernova, Inc.*	2,235,924
3,962	Rockwell Automation, Inc.	1,077,783

		3,313,707

Electronic Equipment, Instruments & Components – 0.5%
7,413	CDW Corp.	1,672,669

Entertainment – 0.5%
12,224	Electronic Arts, Inc.	1,855,848

Financial Services – 5.2%
8,293	Berkshire Hathaway, Inc., Class B*	3,946,805
5,626	Corpay, Inc.*	1,775,284
34,068	Fidelity National Information Services, Inc.	2,808,907
16,894	Fiserv, Inc.*	2,949,692
9,603	Mastercard, Inc., Class A	4,641,514
5,083	Visa, Inc., Class A	1,404,789

		17,526,991

Food Products – 0.5%
50,988	Kraft Heinz Co. (The)	1,806,505

Ground Transportation – 0.8%
9,624	Old Dominion Freight Line, Inc.	1,855,507
2,640	Saia, Inc.*	992,191

		2,847,698

Health Care Equipment & Supplies – 1.0%
6,964	Align Technology, Inc.*	1,652,000
15,440	Zimmer Biomet Holdings, Inc.	1,782,702

		3,434,702

Health Care Providers & Services – 2.4%
8,160	Cencora, Inc.	1,954,891
5,733	Humana, Inc.	2,032,176
6,918	UnitedHealth Group, Inc.	4,083,004

		8,070,071

Health Care REITs – 0.6%
15,588	Alexandria Real Estate Equities, Inc. REIT	1,863,857

Hotels, Restaurants & Leisure – 1.8%
4,095	Domino’s Pizza, Inc.	1,696,190
8,709	McDonald’s Corp.	2,513,940
14,920	Yum! Brands, Inc.	2,013,006

		6,223,136

Household Durables – 0.7%
12,357	Lennar Corp., Class A	2,249,715

Household Products – 2.2%
26,428	Colgate-Palmolive Co.	2,814,582
28,286	Procter & Gamble Co. (The)	4,852,180

		7,666,762

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.5%
20,375	Vistra Corp.	$1,740,636

Industrial Conglomerates – 1.4%
17,062	3M Co.	2,298,081
12,543	Honeywell International, Inc.	2,607,815

		4,905,896

Insurance – 2.6%
15,419	American Financial Group, Inc.	2,060,286
16,354	Arch Capital Group Ltd.*	1,849,474
12,706	Marsh & McLennan Cos., Inc.	2,890,742
36,969	Unum Group	2,051,410

		8,851,912

Interactive Media & Services – 6.2%
52,878	Alphabet, Inc., Class A	8,639,208
38,594	Alphabet, Inc., Class C	6,372,255
12,360	Meta Platforms, Inc., Class A	6,443,392

		21,454,855

IT Services – 1.9%
10,001	Accenture PLC, Class A (Ireland)	3,419,842
16,115	International Business Machines Corp.	3,257,325

		6,677,167

Life Sciences Tools & Services – 2.4%
15,286	Agilent Technologies, Inc.	2,184,675
11,922	Danaher Corp.	3,210,714
1,540	Mettler-Toledo International, Inc.*	2,216,183
2,412	West Pharmaceutical Services, Inc.	756,476

		8,368,048

Machinery – 3.3%
8,878	Caterpillar, Inc.	3,161,456
24,063	Fortive Corp.	1,790,287
9,034	IDEX Corp.	1,865,340
9,025	Illinois Tool Works, Inc.	2,284,950
11,476	ITT, Inc.	1,597,689
5,495	Xylem, Inc.	755,727

		11,455,449

Metals & Mining – 0.5%
13,428	Steel Dynamics, Inc.	1,604,780

Multi-Utilities – 0.7%
71,577	NiSource, Inc.	2,366,336

Oil, Gas & Consumable Fuels – 3.7%
12,443	Chevron Corp.	1,840,942
32,818	Exxon Mobil Corp.	3,870,555
80,276	Marathon Oil Corp.	2,299,907
13,218	Marathon Petroleum Corp.	2,341,172
16,018	Phillips 66	2,247,486

		12,600,062

Personal Care Products – 0.7%
108,930	Kenvue, Inc.	2,391,013

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 2.1%
17,925	AstraZeneca PLC ADR (United Kingdom)	$1,570,589
3,966	Eli Lilly & Co.	3,807,439
7,215	Johnson & Johnson	1,196,680
6,213	Merck & Co., Inc.	735,930

		7,310,638

Residential REITs – 1.2%
44,548	American Homes 4 Rent, Class A REIT	1,771,674
11,238	AvalonBay Communities, Inc. REIT	2,536,754

		4,308,428

Semiconductors & Semiconductor Equipment – 11.1%
14,641	Applied Materials, Inc.	2,888,084
40,335	Broadcom, Inc.	6,567,345
17,879	Enphase Energy, Inc.*	2,164,074
2,906	KLA Corp.	2,381,263
26,216	Marvell Technology, Inc.	1,998,708
11,803	MKS Instruments, Inc.	1,407,272
163,828	NVIDIA Corp.	19,556,148
6,395	Texas Instruments, Inc.	1,370,704

		38,333,598

Software – 10.7%
6,878	Adobe, Inc.*	3,950,792
19,015	AppLovin Corp., Class A*	1,765,923
16,785	Dynatrace, Inc.*	849,657
4,533	Intuit, Inc.	2,856,968
56,878	Microsoft Corp.	23,726,089
13,872	Salesforce, Inc.	3,508,229

		36,657,658

Specialized REITs – 0.6%
61,808	VICI Properties, Inc. REIT	2,069,332

Specialty Retail – 2.2%
3,516	Home Depot, Inc. (The)	1,295,646
11,218	Lowe’s Cos., Inc.	2,787,673
12,939	Ross Stores, Inc.	1,948,743
3,856	Ulta Beauty, Inc.*	1,360,551

		7,392,613

Technology Hardware, Storage & Peripherals – 7.1%
99,760	Apple, Inc.	22,845,040
14,027	Dell Technologies, Inc., Class C	1,620,680

		24,465,720

Textiles, Apparel & Luxury Goods – 0.5%
15,521	PVH Corp.	1,531,767

Trading Companies & Distributors – 0.6%
30,774	Fastenal Co.	2,101,249

TOTAL COMMON STOCKS (Cost $235,405,195)		340,882,272

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,148,994	5.183%	$2,148,994

(Cost $2,148,994)

TOTAL INVESTMENTS – 99.7% (Cost $237,554,189)		$343,031,266

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,171,665

NET ASSETS – 100.0%		$344,202,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 0.9%
32,865	General Electric Co.	$5,738,886
7,636	Northrop Grumman Corp.	3,995,232
1,877	TransDigm Group, Inc.	2,577,515

		12,311,633

Air Freight & Logistics – 0.8%
81,279	United Parcel Service, Inc., Class B	10,448,415

Automobile Components – 0.1%
60,800	Mobileye Global, Inc., Class A (Israel)*	868,224

Automobiles – 1.7%
259,137	General Motors Co.	12,899,840
44,730	Tesla, Inc.*	9,577,140

		22,476,980

Banks – 3.6%
461,961	Bank of America Corp.	18,824,911
128,024	JPMorgan Chase & Co.	28,779,795

		47,604,706

Beverages – 1.4%
107,617	Coca-Cola Co. (The)	7,799,004
65,704	Coca-Cola Europacific Partners PLC (United Kingdom)	5,288,515
25,764	Constellation Brands, Inc., Class A	6,201,652

		19,289,171

Biotechnology – 2.4%
87,839	AbbVie, Inc.	17,243,674
11,559	Alnylam Pharmaceuticals, Inc.*	3,036,434
15,511	Amgen, Inc.	5,178,037
30,286	BioMarin Pharmaceutical, Inc.*	2,762,386
40,336	Exact Sciences Corp.*	2,488,328
12,032	Neurocrine Biosciences, Inc.*	1,528,786

		32,237,645

Broadline Retail – 3.1%
233,564	Amazon.com, Inc.*	41,691,174

Building Products – 0.5%
11,076	Builders FirstSource, Inc.*	1,927,224
11,403	Trane Technologies PLC	4,124,009

		6,051,233

Capital Markets – 2.0%
4,958	BlackRock, Inc.	4,471,174
19,744	Blackstone, Inc.	2,810,756
55,399	Charles Schwab Corp. (The)	3,606,475
23,268	KKR & Co., Inc.	2,879,880
5,236	MSCI, Inc.	3,039,969
56,082	Nasdaq, Inc.	4,042,391
8,236	S&P Global, Inc.	4,227,045
7,834	Tradeweb Markets, Inc., Class A	926,292

		26,003,982

Chemicals – 2.3%
22,101	Ashland, Inc.	1,978,039
21,951	Linde PLC	10,498,066

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
47,356	Sherwin-Williams Co. (The)	$17,491,886

		29,967,991

Commercial Services & Supplies – 0.2%
15,691	Waste Connections, Inc.	2,926,371

Communications Equipment – 0.5%
4,679	Arista Networks, Inc.*	1,653,465
41,443	Cisco Systems, Inc.	2,094,529
6,097	Motorola Solutions, Inc.	2,695,118

		6,443,112

Construction Materials – 0.6%
13,729	Martin Marietta Materials, Inc.	7,333,483

Consumer Finance – 1.0%
50,436	American Express Co.	13,045,271

Consumer Staples Distribution & Retail – 1.6%
5,233	Costco Wholesale Corp.	4,669,824
207,029	Walmart, Inc.	15,988,850

		20,658,674

Containers & Packaging – 0.7%
9,516	Avery Dennison Corp.	2,111,125
119,418	Ball Corp.	7,620,062

		9,731,187

Diversified Telecommunication Services – 1.3%
898,263	AT&T, Inc.	17,875,434

Electric Utilities – 1.4%
108,561	Eversource Energy	7,331,124
111,876	NextEra Energy, Inc.	9,007,137
48,104	Xcel Energy, Inc.	2,945,408

		19,283,669

Electrical Equipment – 2.5%
16,042	AMETEK, Inc.	2,743,984
36,383	Eaton Corp. PLC	11,167,034
40,803	GE Vernova, Inc.*	8,201,403
43,532	Rockwell Automation, Inc.	11,842,010

		33,954,431

Electronic Equipment, Instruments & Components – 0.3%
14,771	CDW Corp.	3,332,928

Energy Equipment & Services – 0.2%
57,495	Schlumberger NV	2,529,205

Entertainment – 1.1%
35,750	Live Nation Entertainment, Inc.*	3,491,703
9,120	Netflix, Inc.*	6,396,312
7,441	Spotify Technology SA*	2,551,370
23,772	Walt Disney Co. (The)	2,148,513

		14,587,898

Financial Services – 3.1%
31,363	Berkshire Hathaway, Inc., Class B*	14,926,279
2,804	Corpay, Inc.*	884,802
33,935	Fiserv, Inc.*	5,925,051
28,226	Mastercard, Inc., Class A	13,642,755

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
24,174	Visa, Inc., Class A	$6,680,969

		42,059,856

Food Products – 0.6%
90,759	Kraft Heinz Co. (The)	3,215,591
62,653	McCormick & Co., Inc.	5,014,120

		8,229,711

Ground Transportation – 1.2%
11,987	Norfolk Southern Corp.	3,070,590
14,888	Old Dominion Freight Line, Inc.	2,870,406
15,115	Saia, Inc.*	5,680,671
54,160	Uber Technologies, Inc.*	3,960,721

		15,582,388

Health Care Equipment & Supplies – 2.7%
35,654	Abbott Laboratories	4,038,528
27,540	Align Technology, Inc.*	6,533,039
133,159	Boston Scientific Corp.*	10,891,075
4,604	IDEXX Laboratories, Inc.*	2,216,043
14,393	Insulet Corp.*	2,918,469
8,194	Intuitive Surgical, Inc.*	4,036,610
45,215	Zimmer Biomet Holdings, Inc.	5,220,524

		35,854,288

Health Care Providers & Services – 2.5%
127,103	CVS Health Corp.	7,275,376
27,658	Humana, Inc.	9,803,931
27,353	UnitedHealth Group, Inc.	16,143,741

		33,223,048

Health Care REITs – 0.7%
82,345	Alexandria Real Estate Equities, Inc. REIT	9,845,992

Hotels, Restaurants & Leisure – 1.7%
16,353	Domino’s Pizza, Inc.	6,773,576
17,126	DoorDash, Inc., Class A*	2,204,288
86,935	DraftKings, Inc., Class A*	2,999,257
11,460	Hilton Worldwide Holdings, Inc.	2,517,074
20,701	McDonald’s Corp.	5,975,551
21,217	Royal Caribbean Cruises Ltd.*	3,492,743

		23,962,489

Household Products – 2.6%
126,833	Colgate-Palmolive Co.	13,507,714
120,668	Procter & Gamble Co. (The)	20,699,389

		34,207,103

Independent Power and Renewable Electricity Producers – 0.1%
21,361	Vistra Corp.	1,824,870

Industrial Conglomerates – 1.7%
62,577	3M Co.	8,428,496
68,916	Honeywell International, Inc.	14,328,326

		22,756,822

Industrial REITs – 0.9%
87,538	Prologis, Inc. REIT	11,189,107

Insurance – 1.4%
15,862	Allstate Corp. (The)	2,996,966
18,503	Arch Capital Group Ltd.*	2,092,504

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
10,872	Chubb Ltd.	$3,089,605
18,847	Globe Life, Inc.	1,979,877
19,936	Marsh & McLennan Cos., Inc.	4,535,640
11,154	Progressive Corp. (The)	2,813,039
29,914	Unum Group	1,659,928

		19,167,559

Interactive Media & Services – 5.4%
168,489	Alphabet, Inc., Class A	27,527,733
127,265	Alphabet, Inc., Class C	21,012,724
29,014	Meta Platforms, Inc., Class A	15,125,288
54,961	Pinterest, Inc., Class A*	1,760,951
629,513	Snap, Inc., Class A*	5,879,651

		71,306,347

IT Services – 2.5%
43,406	Accenture PLC, Class A (Ireland)	14,842,682
64,328	International Business Machines Corp.	13,002,618
26,195	Shopify, Inc., Class A (Canada)*	1,940,264
17,861	Snowflake, Inc., Class A*	2,040,262

		31,825,826

Life Sciences Tools & Services – 1.8%
62,914	Danaher Corp.	16,943,369
9,801	Thermo Fisher Scientific, Inc.	6,028,301
4,697	West Pharmaceutical Services, Inc.	1,473,120

		24,444,790

Machinery – 2.4%
43,363	Caterpillar, Inc.	15,441,564
53,893	Illinois Tool Works, Inc.	13,644,630
16,751	Xylem, Inc.	2,303,765

		31,389,959

Metals & Mining – 0.7%
87,961	Freeport-McMoRan, Inc.	3,894,913
49,095	Steel Dynamics, Inc.	5,867,344

		9,762,257

Multi-Utilities – 0.5%
9,906	Ameren Corp.	817,344
59,828	NiSource, Inc.	1,977,914
22,008	Public Service Enterprise Group, Inc.	1,777,146
28,945	Sempra	2,378,700

		6,951,104

Oil, Gas & Consumable Fuels – 3.6%
12,002	Cheniere Energy, Inc.	2,223,491
68,441	Chesapeake Energy Corp.	5,098,170
76,130	Chevron Corp.	11,263,433
38,655	Diamondback Energy, Inc.	7,541,977
21,100	DT Midstream, Inc.	1,658,249
114,815	Exxon Mobil Corp.	13,541,281
144,819	Marathon Oil Corp.	4,149,064
3,281	Marathon Petroleum Corp.	581,131
16,841	Phillips 66	2,362,961

		48,419,757

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – 0.1%
35,495	United Airlines Holdings, Inc.*	$1,563,200

Personal Care Products – 0.3%
183,923	Kenvue, Inc.	4,037,110

Pharmaceuticals – 2.8%
34,461	AstraZeneca PLC ADR (United Kingdom)	3,019,473
16,489	Eli Lilly & Co.	15,829,770
35,785	Johnson & Johnson	5,935,300
102,145	Merck & Co., Inc.	12,099,075

		36,883,618

Professional Services – 0.2%
6,421	Equifax, Inc.	1,972,082
3,776	Verisk Analytics, Inc.	1,030,168

		3,002,250

Residential REITs – 0.5%
12,581	AvalonBay Communities, Inc. REIT	2,839,909
46,217	Equity LifeStyle Properties, Inc. REIT	3,360,438

		6,200,347

Semiconductors & Semiconductor Equipment – 9.5%
26,432	Applied Materials, Inc.	5,213,976
89,724	Broadcom, Inc.	14,608,862
13,887	KLA Corp.	11,379,425
193,025	Marvell Technology, Inc.	14,716,226
87,918	Micron Technology, Inc.	8,461,228
440,018	NVIDIA Corp.	52,524,949
94,104	Texas Instruments, Inc.	20,170,251

		127,074,917

Software – 8.6%
12,407	Adobe, Inc.*	7,126,705
9,408	Cadence Design Systems, Inc.*	2,530,093
6,550	Crowdstrike Holdings, Inc., Class A*	1,816,184
10,599	Datadog, Inc., Class A*	1,232,240
3,725	HubSpot, Inc.*	1,859,036
206,097	Microsoft Corp.	85,971,303
31,615	Salesforce, Inc.	7,995,433
69,093	Samsara, Inc., Class A*	2,837,650
15,889	Zscaler, Inc.*	3,177,482

		114,546,126

Specialized REITs – 0.5%
17,423	American Tower Corp. REIT	3,903,797
3,686	Equinix, Inc. REIT	3,075,451

		6,979,248

Specialty Retail – 1.1%
24,651	Lowe’s Cos., Inc.	6,125,774
22,317	Ross Stores, Inc.	3,361,163
7,111	Ulta Beauty, Inc.*	2,509,045
57,033	Wayfair, Inc., Class A*	2,426,754

		14,422,736

Technology Hardware, Storage & Peripherals – 7.6%
402,766	Apple, Inc.	92,233,414

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
73,938	Dell Technologies, Inc., Class C	$8,542,797

		100,776,211

Textiles, Apparel & Luxury Goods – 0.2%
9,243	Lululemon Athletica, Inc.*	2,398,281

TOTAL COMMON STOCKS (Cost $745,844,285)		1,300,540,134

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,242,350	5.183%	11,242,350
(Cost $11,242,350)

TOTAL INVESTMENTS – 98.5% (Cost $757,086,635)		$1,311,782,484

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		19,995,682

NET ASSETS – 100.0%		$1,331,778,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 0.7%
37,977	Woodward, Inc.	$6,328,867

Beverages – 1.1%
122,492	Coca-Cola Europacific Partners PLC (United Kingdom)	9,859,381

Biotechnology – 4.5%
52,421	Alnylam Pharmaceuticals, Inc.*	13,770,472
89,006	BioMarin Pharmaceutical, Inc.*	8,118,237
84,644	Neurocrine Biosciences, Inc.*	10,754,867
614,330	Roivant Sciences Ltd.*	7,513,256

		40,156,832

Building Products – 1.3%
32,555	Trane Technologies PLC	11,773,841

Capital Markets – 6.6%
126,553	Ares Management Corp., Class A	18,527,359
17,345	Coinbase Global, Inc., Class A*	3,180,379
40,714	MSCI, Inc.	23,638,141
77,374	Nasdaq, Inc.	5,577,118
67,772	Tradeweb Markets, Inc., Class A	8,013,362

		58,936,359

Chemicals – 1.4%
136,927	Ashland, Inc.	12,254,967

Construction Materials – 1.7%
28,543	Martin Marietta Materials, Inc.	15,246,529

Consumer Staples Distribution & Retail – 1.5%
165,922	BJ’s Wholesale Club Holdings, Inc.*	13,267,123

Containers & Packaging – 1.2%
170,414	Ball Corp.	10,874,117

Electrical Equipment – 6.0%
52,833	AMETEK, Inc.	9,037,085
91,647	GE Vernova, Inc.*	18,421,047
26,901	Rockwell Automation, Inc.	7,317,879
226,797	Vertiv Holdings Co., Class A	18,830,955

		53,606,966

Electronic Equipment, Instruments & Components – 0.6%
82,392	Amphenol Corp., Class A	5,557,340

Entertainment – 1.0%
91,633	Live Nation Entertainment, Inc.*	8,949,795

Financial Services – 2.7%
50,199	Corpay, Inc.*	15,840,294
100,785	Fidelity National Information Services, Inc.	8,309,723

		24,150,017

Ground Transportation – 3.1%
97,766	Old Dominion Freight Line, Inc.	18,849,285
24,252	Saia, Inc.*	9,114,629

		27,963,914

Health Care Equipment & Supplies – 7.4%
51,446	Align Technology, Inc.*	12,204,020
94,111	Cooper Cos., Inc. (The)*	9,950,356
32,649	IDEXX Laboratories, Inc.*	15,714,943

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
108,197	Insulet Corp.*	$21,939,106
56,133	Zimmer Biomet Holdings, Inc.	6,481,116

		66,289,541

Health Care Providers & Services – 2.6%
95,461	Cencora, Inc.	22,869,592

Hotel & Resort REITs – 1.0%
84,034	Ryman Hospitality Properties, Inc. REIT	8,736,175

Hotels, Restaurants & Leisure – 6.4%
77,414	Cava Group, Inc.*	8,828,293
38,754	Domino’s Pizza, Inc.	16,052,294
61,314	DoorDash, Inc., Class A*	7,891,725
350,522	DraftKings, Inc., Class A*	12,093,009
94,148	Yum! Brands, Inc.	12,702,448

		57,567,769

Independent Power and Renewable Electricity Producers – 1.9%
198,492	Vistra Corp.	16,957,172

Interactive Media & Services – 0.9%
895,714	Snap, Inc., Class A*	8,365,969

IT Services – 2.9%
147,868	Cloudflare, Inc., Class A*	12,145,878
47,580	MongoDB, Inc.*	13,835,788

		25,981,666

Life Sciences Tools & Services – 2.8%
7,853	Mettler-Toledo International, Inc.*	11,301,095
44,557	West Pharmaceutical Services, Inc.	13,974,412

		25,275,507

Machinery – 2.7%
111,162	Fortive Corp.	8,270,453
34,257	ITT, Inc.	4,769,259
81,834	Xylem, Inc.	11,254,630

		24,294,342

Media – 2.9%
244,219	Trade Desk, Inc. (The), Class A*	25,528,212

Oil, Gas & Consumable Fuels – 4.2%
74,887	Cheniere Energy, Inc.	13,873,566
127,612	DT Midstream, Inc.	10,029,027
73,327	Hess Corp.	10,123,525
220,192	Permian Resources Corp.	3,135,534

		37,161,652

Personal Care Products – 1.0%
60,385	elf Beauty, Inc.*	9,045,069

Professional Services – 1.4%
39,879	Equifax, Inc.	12,248,037

Real Estate Management & Development – 0.8%
90,606	CoStar Group, Inc.*	7,003,844

Semiconductors & Semiconductor Equipment – 3.4%
78,930	Entegris, Inc.	9,145,619
222,529	Marvell Technology, Inc.	16,965,611

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
37,367	MKS Instruments, Inc.	$4,455,267

		30,566,497

Software – 16.8%
157,693	AppLovin Corp., Class A*	14,644,949
131,502	Datadog, Inc., Class A*	15,288,423
162,799	Dynatrace, Inc.*	8,240,885
54,431	Elastic NV*	4,147,098
12,489	Fair Isaac Corp.*	21,609,342
14,142	HubSpot, Inc.*	7,057,848
59,663	Manhattan Associates, Inc.*	15,776,687
20,167	Monday.com Ltd.*	5,362,204
487,198	Palantir Technologies, Inc., Class A*	15,336,993
151,609	Samsara, Inc., Class A*	6,226,582
35,894	Tyler Technologies, Inc.*	21,101,006
93,424	Varonis Systems, Inc.*	5,287,798
51,675	Zscaler, Inc.*	10,333,966

		150,413,781

Specialty Retail – 2.6%
122,572	Ross Stores, Inc.	18,460,569
14,457	Ulta Beauty, Inc.*	5,101,008

		23,561,577

Technology Hardware, Storage & Peripherals – 0.3%
6,778	Super Micro Computer, Inc.*	2,966,731

Trading Companies & Distributors – 2.9%
232,745	Fastenal Co.	15,891,829
13,801	United Rentals, Inc.	10,230,129

		26,121,958

TOTAL COMMON STOCKS (Cost $706,573,916)		879,881,139

Shares	Dividend Rate	Value

Investment Company – 2.0%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
18,331,907	5.183%	18,331,907
(Cost $18,331,907)

TOTAL INVESTMENTS – 100.3% (Cost $724,905,823)		$898,213,046

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(2,500,418)

NET ASSETS – 100.0%		$895,712,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 3.7%
28,347	Loar Holdings, Inc.*(a)	$2,102,214
14,221	Moog, Inc., Class A	2,807,225

		4,909,439

Automobile Components – 2.3%
15,178	Dorman Products, Inc.*	1,721,489
10,982	Modine Manufacturing Co.*	1,334,862

		3,056,351

Beverages – 1.1%
7,555	MGP Ingredients, Inc.	676,852
29,214	Vita Coco Co., Inc. (The)*	763,070

		1,439,922

Biotechnology – 10.4%
41,276	Alkermes PLC*	1,174,302
10,665	AnaptysBio, Inc.*	406,230
11,594	Blueprint Medicines Corp.*	1,107,691
16,998	Celldex Therapeutics, Inc.*	702,527
17,162	CG oncology, Inc.*	632,935
9,626	Crinetics Pharmaceuticals, Inc.*	510,756
34,784	Dynavax Technologies Corp.*	390,276
19,075	Dyne Therapeutics, Inc.*	879,167
19,873	Immunovant, Inc.*	614,076
17,439	Insmed, Inc.*	1,333,560
3,892	Madrigal Pharmaceuticals, Inc.*	961,830
7,590	Natera, Inc.*	897,593
16,724	REVOLUTION Medicines, Inc.*	712,944
42,415	Syndax Pharmaceuticals, Inc.*	871,628
15,232	Ultragenyx Pharmaceutical, Inc.*	864,873
18,268	Vaxcyte, Inc.*	1,475,324
10,417	Xenon Pharmaceuticals, Inc. (Canada)*	420,222

		13,955,934

Broadline Retail – 0.8%
12,235	Ollie’s Bargain Outlet Holdings, Inc.*	1,095,767

Building Products – 2.1%
29,780	AAON, Inc.	2,844,288

Capital Markets – 5.0%
12,517	Hamilton Lane, Inc., Class A	1,913,098
6,284	Houlihan Lokey, Inc.	984,200
7,708	Piper Sandler Cos.	2,101,972
13,760	PJT Partners, Inc., Class A	1,699,360

		6,698,630

Chemicals – 2.6%
19,887	Ashland, Inc.	1,779,886
9,502	Balchem Corp.	1,682,139

		3,462,025

Commercial Services & Supplies – 2.7%
15,001	Casella Waste Systems, Inc., Class A*	1,618,008
20,836	VSE Corp.	1,938,373

		3,556,381

Construction & Engineering – 2.4%
11,810	MYR Group, Inc.*	1,190,448

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
14,595	Primoris Services Corp.	$823,742
9,953	Sterling Infrastructure, Inc.*	1,189,682

		3,203,872

Consumer Staples Distribution & Retail – 1.3%
17,008	Sprouts Farmers Market, Inc.*	1,769,682

Diversified Consumer Services – 0.7%
6,997	Bright Horizons Family Solutions, Inc.*	984,618

Electrical Equipment – 0.7%
13,777	nVent Electric PLC	936,285

Electronic Equipment, Instruments & Components – 4.5%
13,191	Badger Meter, Inc.	2,729,745
11,395	Novanta, Inc.*	2,088,476
35,334	Vontier Corp.	1,237,750

		6,055,971

Energy Equipment & Services – 0.6%
10,901	Kodiak Gas Services, Inc.	302,503
9,300	Noble Corp. PLC	354,795
1,716	Weatherford International PLC	180,077

		837,375

Health Care Equipment & Supplies – 7.3%
5,268	Glaukos Corp.*	705,333
28,323	Inari Medical, Inc.*	1,224,403
18,297	iRhythm Technologies, Inc.*	1,296,891
7,009	Lantheus Holdings, Inc.*	746,248
14,537	Merit Medical Systems, Inc.*	1,405,437
22,183	PROCEPT BioRobotics Corp.*	1,752,457
31,053	STAAR Surgical Co.*	1,027,544
9,419	TransMedics Group, Inc.*	1,582,957

		9,741,270

Health Care Providers & Services – 4.1%
5,871	Acadia Healthcare Co., Inc.*	481,011
7,114	Ensign Group, Inc. (The)	1,076,775
43,189	NeoGenomics, Inc.*	713,482
48,120	Pennant Group, Inc. (The)*	1,648,591
24,631	RadNet, Inc.*	1,632,789

		5,552,648

Health Care Technology – 0.8%
40,824	Waystar Holding Corp.*	1,111,229

Hotels, Restaurants & Leisure – 2.9%
10,320	Cava Group, Inc.*	1,176,893
24,792	Dutch Bros, Inc., Class A*	768,552
12,619	Shake Shack, Inc., Class A*	1,254,455
19,528	Sweetgreen, Inc., Class A*	617,280

		3,817,180

Household Durables – 2.1%
5,610	Installed Building Products, Inc.	1,247,159
16,208	SharkNinja, Inc.	1,553,051

		2,800,210

Insurance – 2.2%
16,923	Goosehead Insurance, Inc., Class A*	1,427,286

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
15,243	Palomar Holdings, Inc.*	$1,512,410

		2,939,696

IT Services – 1.1%
38,230	DigitalOcean Holdings, Inc.*	1,430,949

Life Sciences Tools & Services – 1.2%
110,332	Maravai LifeSciences Holdings, Inc., Class A*	998,505
1,700	Medpace Holdings, Inc.*	603,959

		1,602,464

Machinery – 9.6%
15,098	Esab Corp.	1,584,837
30,276	Federal Signal Corp.	2,860,779
16,340	Franklin Electric Co., Inc.	1,697,072
7,549	RBC Bearings, Inc.*	2,248,470
15,892	SPX Technologies, Inc.*	2,592,621
4,566	Standex International Corp.	815,716
5,427	Watts Water Technologies, Inc., Class A	1,067,491

		12,866,986

Oil, Gas & Consumable Fuels – 0.6%
5,168	Matador Resources Co.	293,129
37,978	Permian Resources Corp.	540,807

		833,936

Personal Care Products – 1.0%
6,309	Inter Parfums, Inc.	812,851
14,127	Oddity Tech Ltd., Class A (Israel)*	519,874

		1,332,725

Pharmaceuticals – 0.6%
11,633	Intra-Cellular Therapies, Inc.*	852,466

Professional Services – 0.7%
9,895	Maximus, Inc.	912,913

Semiconductors & Semiconductor Equipment – 7.3%
10,666	Astera Labs, Inc.*	459,278
12,691	Axcelis Technologies, Inc.*	1,387,507
13,937	Camtek Ltd. (Israel)	1,268,546
35,337	Cohu, Inc.*	950,918
52,570	Credo Technology Group Holding Ltd.*	1,835,219
27,875	FormFactor, Inc.*	1,359,464
8,043	Impinj, Inc.*	1,352,028
16,699	Power Integrations, Inc.	1,120,503

		9,733,463

Software – 10.8%
50,084	Alkami Technology, Inc.*	1,669,801
56,427	Clearwater Analytics Holdings, Inc., Class A*	1,398,261
31,628	Confluent, Inc., Class A*	671,146
29,241	nCino, Inc.*	876,060
23,675	Onestream, Inc.*	733,925
39,281	SentinelOne, Inc., Class A*	925,460
20,234	Smartsheet, Inc., Class A*	987,419
10,424	SPS Commerce, Inc.*	2,082,090

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
33,749	Tenable Holdings, Inc.*	$1,393,159
37,761	Varonis Systems, Inc.*	2,137,273
39,444	Vertex, Inc., Class A*	1,526,088

		14,400,682

Specialty Retail – 2.1%
85,930	Arhaus, Inc.	1,057,798
13,027	Boot Barn Holdings, Inc.*	1,747,833

		2,805,631

Textiles, Apparel & Luxury Goods – 1.9%
7,844	Crocs, Inc.*	1,146,557
17,526	Kontoor Brands, Inc.	1,311,821

		2,458,378

Trading Companies & Distributors – 1.1%
30,598	Core & Main, Inc., Class A*	1,469,622

TOTAL COMMON STOCKS (Cost $108,316,147)		131,468,988

Shares	Dividend Rate	Value

Investment Company – 1.4%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,877,227	5.183%	1,877,227
(Cost $1,877,227)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $110,193,374)		133,346,215

Securities Lending Reinvestment Vehicle – 1.5%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,073,871	5.183%	2,073,871
(Cost $2,073,871)

TOTAL INVESTMENTS – 101.2% (Cost $112,267,245)		$135,420,086

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(1,606,469)

NET ASSETS – 100.0%		$133,813,617

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 1.9%
313,712	Loar Holdings, Inc.*	$23,264,882
57,694	Moog, Inc., Class A	11,388,795

		34,653,677

Automobile Components – 0.7%
112,095	Modine Manufacturing Co.*	13,625,147

Beverages – 0.9%
11,985	Coca-Cola Consolidated, Inc.	16,088,664

Biotechnology – 11.6%
148,933	Blueprint Medicines Corp.*	14,229,059
137,829	Celldex Therapeutics, Inc.*	5,696,472
104,244	Crinetics Pharmaceuticals, Inc.*	5,531,187
160,653	Dyne Therapeutics, Inc.*	7,404,497
256,808	Exact Sciences Corp.*	15,842,485
338,348	Exelixis, Inc.*	8,807,198
166,670	Halozyme Therapeutics, Inc.*	10,641,879
237,261	Insmed, Inc.*	18,143,349
36,994	Madrigal Pharmaceuticals, Inc.*	9,142,327
247,564	Natera, Inc.*	29,276,919
137,629	Neurocrine Biosciences, Inc.*	17,487,141
148,214	REVOLUTION Medicines, Inc.*	6,318,363
1,098,276	Roivant Sciences Ltd.*	13,431,915
139,290	Sarepta Therapeutics, Inc.*	18,912,796
243,961	Ultragenyx Pharmaceutical, Inc.*	13,852,106
186,876	Vaxcyte, Inc.*	15,092,106

		209,809,799

Building Products – 2.3%
327,858	AAON, Inc.	31,313,718
17,181	Lennox International, Inc.	10,140,054

		41,453,772

Capital Markets – 4.7%
252,978	Hamilton Lane, Inc., Class A	38,665,157
101,224	Houlihan Lokey, Inc.	15,853,703
268,225	Jefferies Financial Group, Inc.	16,080,089
46,293	Morningstar, Inc.	14,525,355

		85,124,304

Chemicals – 2.9%
313,259	Ashland, Inc.	28,036,681
216,429	RPM International, Inc.	25,159,871

		53,196,552

Commercial Services & Supplies – 1.3%
95,683	Tetra Tech, Inc.	22,747,676

Construction & Engineering – 1.1%
52,375	EMCOR Group, Inc.	20,586,518

Consumer Staples Distribution & Retail – 2.3%
217,843	BJ’s Wholesale Club Holdings, Inc.*	17,418,726
63,435	Casey’s General Stores, Inc.	22,983,135

		40,401,861

Containers & Packaging – 1.9%
81,884	Avery Dennison Corp.	18,165,966
259,026	Ball Corp.	16,528,449

		34,694,415

Shares	Description	Value

Common Stocks – (continued)
Distributors – 1.5%
76,675	Pool Corp.	$26,960,464

Diversified Consumer Services – 0.6%
82,208	Bright Horizons Family Solutions, Inc.*	11,568,310

Electrical Equipment – 2.8%
66,383	Hubbell, Inc.	26,547,889
345,665	nVent Electric PLC	23,491,394

		50,039,283

Electronic Equipment, Instruments & Components – 3.6%
93,751	Badger Meter, Inc.	19,400,832
172,152	Novanta, Inc.*	31,552,019
42,304	Zebra Technologies Corp., Class A*	14,610,955

		65,563,806

Energy Equipment & Services – 0.6%
218,738	Noble Corp. PLC	8,344,855
24,975	Weatherford International PLC	2,620,876

		10,965,731

Entertainment – 1.2%
272,662	Liberty Media Corp.-Liberty Formula One, Class C*	21,281,269

Ground Transportation – 0.6%
28,123	Saia, Inc.*	10,569,467

Health Care Equipment & Supplies – 3.0%
197,571	Cooper Cos., Inc. (The)*	20,889,182
72,201	Glaukos Corp.*	9,666,992
63,501	Lantheus Holdings, Inc.*	6,760,951
82,446	Penumbra, Inc.*	16,680,475

		53,997,600

Health Care Providers & Services – 1.6%
96,593	Encompass Health Corp.	8,987,979
136,449	Ensign Group, Inc. (The)	20,652,920

		29,640,899

Hotels, Restaurants & Leisure – 5.1%
130,847	Cava Group, Inc.*	14,921,792
43,131	Domino’s Pizza, Inc.	17,865,291
144,017	Texas Roadhouse, Inc.	24,302,869
266,583	Viking Holdings Ltd.*	8,943,860
68,547	Wingstop, Inc.	26,466,682

		92,500,494

Household Durables – 1.8%
200,735	SharkNinja, Inc.	19,234,428
32,520	TopBuild Corp.*	12,781,010

		32,015,438

Insurance – 2.6%
63,451	Kinsale Capital Group, Inc.	31,160,152
243,594	Ryan Specialty Holdings, Inc.	15,743,480

		46,903,632

IT Services – 1.0%
63,446	MongoDB, Inc.*	18,449,462

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 3.7%
143,626	Bio-Techne Corp.	$10,626,888
326,211	Bruker Corp.	21,918,117
55,444	Medpace Holdings, Inc.*	19,697,590
93,127	Repligen Corp.*	14,055,658

		66,298,253

Machinery – 8.9%
47,161	Crane Co.	7,469,359
152,136	Esab Corp.	15,969,716
206,679	Federal Signal Corp.	19,529,099
94,755	IDEX Corp.	19,565,012
114,243	Lincoln Electric Holdings, Inc.	22,118,587
84,610	Nordson Corp.	21,707,542
72,270	RBC Bearings, Inc.*	21,525,619
122,252	SPX Technologies, Inc.*	19,944,191
66,575	Watts Water Technologies, Inc., Class A	13,095,303

		160,924,428

Oil, Gas & Consumable Fuels – 0.7%
89,291	Antero Resources Corp.*	2,409,964
48,527	Chesapeake Energy Corp.	3,614,776
457,015	Permian Resources Corp.	6,507,894

		12,532,634

Personal Care Products – 0.8%
95,111	elf Beauty, Inc.*	14,246,677

Pharmaceuticals – 0.7%
163,530	Intra-Cellular Therapies, Inc.*	11,983,478

Professional Services – 1.6%
290,206	Parsons Corp.*	27,703,065

Semiconductors & Semiconductor Equipment – 4.2%
152,566	Astera Labs, Inc.*(a)	6,569,492
306,808	Lattice Semiconductor Corp.*	14,530,427
213,983	MACOM Technology Solutions Holdings, Inc.*	23,373,363
123,622	MKS Instruments, Inc.	14,739,451
79,882	Onto Innovation, Inc.*	17,032,440

		76,245,173

Software – 13.1%
82,823	CyberArk Software Ltd.*	23,748,667
448,129	Dynatrace, Inc.*	22,684,290
134,792	Guidewire Software, Inc.*	20,053,006
548,237	Klaviyo, Inc., Class A*	17,247,536
132,805	Manhattan Associates, Inc.*	35,117,626
69,424	Monday.com Ltd.*	18,459,147
259,434	Nutanix, Inc., Class A*	16,393,635
328,922	Onestream, Inc.*	10,196,582
269,164	Procore Technologies, Inc.*	15,953,350
520,458	Samsara, Inc., Class A*	21,375,210
104,246	SPS Commerce, Inc.*	20,822,096
243,425	Varonis Systems, Inc.*	13,777,855

		235,829,000

Specialty Retail – 1.3%
209,838	Floor & Decor Holdings, Inc., Class A*	23,594,185

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.9%
316,165	Pure Storage, Inc., Class A*	$16,216,103

Textiles, Apparel & Luxury Goods – 2.4%
319,556	Birkenstock Holding PLC (Luxembourg)*	15,945,844
96,234	Crocs, Inc.*	14,066,524
285,326	On Holding AG, Class A (Switzerland)*	13,404,616

		43,416,984

Trading Companies & Distributors – 2.8%
381,971	Core & Main, Inc., Class A*	18,346,067
133,185	SiteOne Landscape Supply, Inc.*	18,893,624
26,969	Watsco, Inc.	12,821,602

		50,061,293

TOTAL COMMON STOCKS (Cost $1,354,633,023)		1,781,889,513

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,677,804	5.183%	15,677,804
(Cost $15,677,804)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,370,310,827)		1,797,567,317

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,789,778	5.183%	2,789,778
(Cost $2,789,778)

TOTAL INVESTMENTS – 99.8% (Cost $1,373,100,605)		$1,800,357,095

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		3,713,136

NET ASSETS – 100.0%		$1,804,070,231

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.3%
Automobiles – 1.1%
9,605	Tesla, Inc.*	$2,056,527

Biotechnology – 1.4%
3,473	Alnylam Pharmaceuticals, Inc.*	912,323
2,110	Argenx SE ADR (Netherlands)*	1,091,545
5,152	Neurocrine Biosciences, Inc.*	654,613

		2,658,481

Broadline Retail – 6.3%
66,512	Amazon.com, Inc.*	11,872,392

Capital Markets – 2.0%
27,822	Charles Schwab Corp. (The)	1,811,212
3,237	MSCI, Inc.	1,879,370

		3,690,582

Chemicals – 1.7%
1,785	Linde PLC	853,677
6,379	Sherwin-Williams Co. (The)	2,356,211

		3,209,888

Commercial Services & Supplies – 0.9%
9,054	Waste Connections, Inc.	1,688,571

Construction Materials – 0.5%
1,876	Martin Marietta Materials, Inc.	1,002,084

Electrical Equipment – 1.6%
6,459	GE Vernova, Inc.*	1,298,259
5,867	Rockwell Automation, Inc.	1,596,000

		2,894,259

Entertainment – 2.6%
4,992	Netflix, Inc.*	3,501,139
3,789	Spotify Technology SA*	1,299,173

		4,800,312

Financial Services – 3.2%
12,384	Mastercard, Inc., Class A	5,985,683

Ground Transportation – 1.6%
9,344	Old Dominion Freight Line, Inc.	1,801,523
3,053	Saia, Inc.*	1,147,409

		2,948,932

Health Care Equipment & Supplies – 3.6%
3,388	Align Technology, Inc.*	803,701
24,009	Boston Scientific Corp.*	1,963,696
8,386	Insulet Corp.*	1,700,429
4,531	Intuitive Surgical, Inc.*	2,232,107

		6,699,933

Hotels, Restaurants & Leisure – 2.3%
9,088	Cava Group, Inc.*	1,036,395
7,909	DoorDash, Inc., Class A*	1,017,967
29,870	DraftKings, Inc., Class A*	1,030,515
4,359	McDonald’s Corp.	1,258,269

		4,343,146

Household Products – 0.8%
8,560	Procter & Gamble Co. (The)	1,468,382

Interactive Media & Services – 9.5%
56,199	Alphabet, Inc., Class A	9,181,793

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
29,965	Alphabet, Inc., Class C	$4,947,521
5,200	Meta Platforms, Inc., Class A	2,710,812
99,769	Snap, Inc., Class A*	931,842

		17,771,968

IT Services – 1.2%
3,990	Accenture PLC, Class A (Ireland)	1,364,380
8,151	Snowflake, Inc., Class A*	931,089

		2,295,469

Machinery – 0.5%
6,640	Xylem, Inc.	913,199

Oil, Gas & Consumable Fuels – 1.4%
14,052	Cheniere Energy, Inc.	2,603,274

Pharmaceuticals – 5.2%
26,341	AstraZeneca PLC ADR (United Kingdom)	2,307,998
7,822	Eli Lilly & Co.	7,509,277

		9,817,275

Professional Services – 0.9%
5,095	Equifax, Inc.	1,564,827

Real Estate Management & Development – 0.4%
10,515	CoStar Group, Inc.*	812,810

Semiconductors & Semiconductor Equipment – 16.4%
40,202	Broadcom, Inc.	6,545,690
5,201	Enphase Energy, Inc.*	629,529
1,615	KLA Corp.	1,323,379
34,495	Marvell Technology, Inc.	2,629,899
147,755	NVIDIA Corp.	17,637,514
9,471	Texas Instruments, Inc.	2,030,014

		30,796,025

Software – 18.7%
5,165	Adobe, Inc.*	2,966,828
13,951	AppLovin Corp., Class A*	1,295,629
25,376	Dynatrace, Inc.*	1,284,533
733	Fair Isaac Corp.*	1,268,288
3,772	Intuit, Inc.	2,377,341
52,351	Microsoft Corp.	21,837,696
7,431	Oracle Corp.	1,049,926
11,940	Salesforce, Inc.	3,019,626

		35,099,867

Specialty Retail – 2.4%
10,602	Lowe’s Cos., Inc.	2,634,597
12,361	Ross Stores, Inc.	1,861,690

		4,496,287

Technology Hardware, Storage & Peripherals – 13.1%
106,810	Apple, Inc.	24,459,490

TOTAL COMMON STOCKS (Cost $79,115,442)		185,949,663

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued) August 31, 2024

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
723,465	5.183%	$723,465
(Cost $723,465)

TOTAL INVESTMENTS – 99.7% (Cost $79,838,907)		$186,673,128

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		619,465

NET ASSETS – 100.0%		$187,292,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.2%
Broadline Retail – 9.1%
314,994	Amazon.com, Inc.*	$56,226,429
7,430	MercadoLibre, Inc. (Brazil)*	15,318,134

		71,544,563

Communications Equipment – 2.4%
43,461	Motorola Solutions, Inc.	19,211,500

Financial Services – 6.3%
184,702	Fidelity National Information Services, Inc.	15,228,680
27,668	Mastercard, Inc., Class A	13,373,051
73,199	Visa, Inc., Class A	20,230,008

		48,831,739

Interactive Media & Services – 11.5%
419,586	Alphabet, Inc., Class C	69,277,844
30,695	Meta Platforms, Inc., Class A	16,001,610
567,581	Snap, Inc., Class A*	5,301,207

		90,580,661

IT Services – 3.3%
57,826	Accenture PLC, Class A (Ireland)	19,773,601
55,862	Snowflake, Inc., Class A*	6,381,116

		26,154,717

Semiconductors & Semiconductor Equipment – 29.7%
102,599	Applied Materials, Inc.	20,238,679
210,732	Broadcom, Inc.	34,311,384
43,093	KLA Corp.	35,311,697
557,677	Marvell Technology, Inc.	42,517,294
126,728	Micron Technology, Inc.	12,196,303
579,703	NVIDIA Corp.	69,199,147
88,780	Texas Instruments, Inc.	19,029,105

		232,803,609

Software – 28.8%
43,064	Adobe, Inc.*	24,736,392
122,335	Datadog, Inc., Class A*	14,222,667
408,794	Dynatrace, Inc.*	20,693,152
28,294	HubSpot, Inc.*	14,120,687
184,136	Microsoft Corp.	76,810,491
139,129	Oracle Corp.	19,657,536
100,864	Salesforce, Inc.	25,508,506
34,785	Workday, Inc., Class A*	9,155,064
107,606	Zscaler, Inc.*	21,519,048
		226,423,543

Specialized REITs – 3.0%
27,919	Equinix, Inc. REIT	23,294,497

Technology Hardware, Storage & Peripherals – 5.1%
175,471	Apple, Inc.	40,182,859

TOTAL COMMON STOCKS (Cost $394,077,484)		779,027,688

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,964,907	5.183%	$5,964,907
(Cost $5,964,907)

TOTAL INVESTMENTS – 100.0% (Cost $400,042,391)		$784,992,595

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(64,887)

NET ASSETS – 100.0%		$784,927,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.4%
Air Freight & Logistics – 1.5%
3,268	United Parcel Service, Inc., Class B	$420,101

Banks – 3.9%
4,945	JPMorgan Chase & Co.	1,111,636

Broadline Retail – 4.1%
6,481	Amazon.com, Inc.*	1,156,859

Capital Markets – 4.7%
604	BlackRock, Inc.	544,693
7,649	Morgan Stanley	792,513

		1,337,206

Chemicals – 1.7%
1,031	Linde PLC	493,076

Communications Equipment – 2.0%
11,583	Cisco Systems, Inc.	585,405

Consumer Finance – 2.6%
2,844	American Express Co.	735,601

Consumer Staples Distribution & Retail – 2.7%
10,087	Walmart, Inc.	779,019

Diversified Telecommunication Services – 2.4%
34,906	AT&T, Inc.	694,629

Electric Utilities – 2.8%
9,821	NextEra Energy, Inc.	790,689

Electrical Equipment – 5.4%
1,550	Eaton Corp. PLC	475,741
2,826	GE Vernova, Inc.*	568,026
1,827	Rockwell Automation, Inc.	496,999

		1,540,766

Ground Transportation – 1.3%
1,890	Old Dominion Freight Line, Inc.	364,392

Health Care Equipment & Supplies – 3.6%
4,717	Cooper Cos., Inc. (The)*	498,729
1,053	Intuitive Surgical, Inc.*	518,739

		1,017,468

Health Care Providers & Services – 2.5%
701	Humana, Inc.	248,483
800	UnitedHealth Group, Inc.	472,160

		720,643

Hotels, Restaurants & Leisure – 2.6%
2,530	McDonald’s Corp.	730,310

Household Products – 3.0%
4,993	Procter & Gamble Co. (The)	856,499

Interactive Media & Services – 3.9%
6,779	Alphabet, Inc., Class A	1,107,553

IT Services – 2.0%
1,679	Accenture PLC, Class A (Ireland)	574,134

Life Sciences Tools & Services – 2.4%
2,495	Danaher Corp.	671,928

Machinery – 3.4%
1,443	Caterpillar, Inc.	513,852

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
3,346	Xylem, Inc.	$460,176

		974,028

Metals & Mining – 1.7%
4,095	Steel Dynamics, Inc.	489,393

Pharmaceuticals – 4.5%
752	Eli Lilly & Co.	721,935
4,723	Merck & Co., Inc.	559,439

		1,281,374

Semiconductors & Semiconductor Equipment – 10.6%
1,862	Broadcom, Inc.	303,171
3,955	Marvell Technology, Inc.	301,529
3,205	Micron Technology, Inc.	308,449
12,598	NVIDIA Corp.	1,503,823
2,738	Texas Instruments, Inc.	586,863

		3,003,835

Software – 8.8%
4,876	Microsoft Corp.	2,033,975
1,850	Salesforce, Inc.	467,865

		2,501,840

Specialized REITs – 2.3%
2,889	American Tower Corp. REIT	647,309

Specialty Retail – 2.0%
2,339	Lowe’s Cos., Inc.	581,242

Technology Hardware, Storage & Peripherals – 7.7%
9,575	Apple, Inc.	2,192,675

Textiles, Apparel & Luxury Goods – 1.6%
5,352	NIKE, Inc., Class B	445,929

Water Utilities – 1.7%
3,371	American Water Works Co., Inc.	482,458

TOTAL COMMON STOCKS (Cost $18,975,813)		28,287,997

Shares	Dividend Rate	Value
Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
100,881	5.183%	100,881
(Cost $100,881)

TOTAL INVESTMENTS – 99.8% (Cost $19,076,694)		$28,388,878

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		48,505

NET ASSETS – 100.0%		$28,437,383

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities August 31, 2024

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $235,405,195, $745,844,285 and $706,573,916, respectively)	$340,882,272	$1,300,540,134	$879,881,139
Investments in affiliated issuers, at value (cost $2,148,994, $11,242,350 and $18,331,907, respectively)	2,148,994	11,242,350	18,331,907
Cash	519,531	20,022,270	564,788
Receivables:
Dividends	343,363	1,329,290	199,336
Fund shares sold	331,218	90,057	276,437
Reimbursement from investment adviser	250,850	90,384	38,138
Investments sold	—	—	2,994,853
Securities lending income	—	57	16
Other assets	43,026	63,990	55,088

Total assets	344,519,254	1,333,378,532	902,341,702

Liabilities:

Payables:
Management fees	154,831	783,782	596,647
Fund shares redeemed	23,916	333,611	2,201,881
Distribution and Service fees and Transfer Agency fees	22,804	300,617	123,405
Investments purchased	—	—	3,527,125
Accrued expenses	114,772	182,356	180,016

Total liabilities	316,323	1,600,366	6,629,074

Net Assets:

Paid-in capital	233,427,074	650,161,195	649,990,378
Total distributable earnings	110,775,857	681,616,971	245,722,250

NET ASSETS	$344,202,931	$1,331,778,166	$895,712,628

Net Assets:
Class A	$28,668,584	$941,875,278	$239,246,166
Class C	3,268,305	20,425,321	9,664,214
Institutional	46,799,375	135,154,107	264,134,098
Service	—	788,399	22,648,922
Investor	21,077,403	55,087,491	94,163,224
Class R6	25,086,991	14,113,328	195,527,780
Class R	512,970	10,345,976	31,067,162
Class P	218,789,303	153,988,266	39,261,062
Total Net Assets	$344,202,931	$1,331,778,166	$895,712,628
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,455,709	27,228,122	19,319,177
Class C	205,766	1,225,399	492,304
Institutional	2,143,025	3,242,373	13,000,477
Service	—	24,502	2,200,409
Investor	990,255	1,543,351	6,408,185
Class R6	1,151,564	339,107	9,602,799
Class R	27,749	324,864	3,019,964
Class P	10,033,310	3,701,427	1,926,995
Net asset value, offering and redemption price per share:(a)
Class A	$19.69	$34.59	$12.38
Class C	15.88	16.67	19.63
Institutional	21.84	41.68	20.32
Service	—	32.18	10.29
Investor	21.28	35.69	14.69
Class R6	21.79	41.62	20.36
Class R	18.49	31.85	10.29
Class P	21.81	41.60	20.37

(a)

Maximum public offering price per share for Class A Shares of the Enhanced Core Equity Fund, Large Cap Core Fund and Mid Cap Growth Fund is $20.84, $36.60 and $13.10, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) August 31, 2024

	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $108,316,147, $1,354,633,023 and $79,115,442, respectively)(a)	$131,468,988	$1,781,889,513	$185,949,663
Investments in affiliated issuers, at value (cost $1,877,227, $15,677,804 and $723,465, respectively)	1,877,227	15,677,804	723,465
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	2,073,871	2,789,778	—
Cash	327,959	427,828	684,943
Receivables:
Fund shares sold	207,271	1,369,246	42,744
Reimbursement from investment adviser	33,166	—	34,132
Dividends	27,454	451,109	79,174
Securities lending income	2,539	21,972	13
Investments sold	—	14,764,746	—
Other assets	30,300	68,087	53,965

Total assets	136,048,775	1,817,460,083	187,568,099

Liabilities:
Payables:
Payable upon return of securities loaned	2,073,871	2,789,778	—
Management fees	90,942	1,274,037	109,362
Distribution and Service fees and Transfer Agency fees	9,026	172,962	18,316
Fund shares redeemed	919	1,593,892	65,235
Investments purchased	—	7,289,687	—
Accrued expenses	60,400	269,496	82,593

Total liabilities	2,235,158	13,389,852	275,506

Net Assets:

Paid-in capital	115,290,477	1,411,007,893	68,224,886
Total distributable earnings	18,523,140	393,062,338	119,067,707

NET ASSETS	$133,813,617	$1,804,070,231	$187,292,593

Net Assets:
Class A	$1,324,968	$260,222,090	$37,723,280
Class C	551,235	29,348,382	3,200,705
Institutional	27,219,643	739,232,796	50,266,882
Service	—	1,426,854	1,060,915
Investor	85,612,191	300,626,873	19,961,294
Class R6	104,629	135,737,610	5,425,984
Class R	—	7,378,090	1,333,794
Class P	19,000,951	330,097,536	68,319,739
Total Net Assets	$133,813,617	$1,804,070,231	$187,292,593
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	89,324	12,340,885	3,684,114
Class C	38,513	2,011,792	228,335
Institutional	1,804,384	30,194,572	3,908,134
Service	—	72,168	108,614
Investor	5,698,761	13,060,446	1,567,362
Class R6	6,934	5,535,721	423,004
Class R	—	382,629	143,783
Class P	1,259,676	13,459,154	5,339,586
Net asset value, offering and redemption price per share:(b)
Class A	$14.83	$21.09	$10.24
Class C	14.31	14.59	14.02
Institutional	15.09	24.48	12.86
Service	—	19.77	9.77
Investor	15.02	23.02	12.74
Class R6	15.09	24.52	12.83
Class R	—	19.28	9.28
Class P	15.08	24.53	12.79

(a)	Includes loaned securities having a market value of $2,039,103, $2,404,686 and $– for Small Cap Growth Fund, Small/Mid Cap Growth Fund and Strategic Growth Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Growth Fund, Small/Mid Cap Growth Fund and Strategic Growth Fund is $15.69, $22.32 and $10.84, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) August 31, 2024

	Technology Opportunities Fund	U.S. Equity ESG Fund

Assets:

Investments in unaffiliated issuers, at value (cost $394,077,484 and $18,975,813, respectively)	$779,027,688	$28,287,997
Investments in affiliated issuers, at value (cost $5,964,907 and $100,881, respectively)	5,964,907	100,881
Cash	588,995	49,949
Receivables:
Dividends	389,127	23,627
Fund shares sold	73,014	2,010
Reimbursement from investment adviser	41,267	31,359
Securities lending income	74	—
Other assets	72,477	29,404

Total assets	786,157,549	28,525,227

Liabilities:
Payables:
Management fees	543,602	13,019
Fund shares redeemed	415,062	—
Distribution and Service fees and Transfer Agency fees	134,692	4,493
Accrued expenses	136,485	70,332

Total liabilities	1,229,841	87,844

Net Assets:

Paid-in capital	382,406,424	19,461,524
Total distributable earnings	402,521,284	8,975,859

NET ASSETS	$784,927,708	$28,437,383

Net Assets:
Class A	$392,777,049	$9,102,370
Class C	18,666,656	778,128
Institutional	129,278,101	2,122,979
Service	11,040,400	—
Investor	30,381,750	656,849
Class R6	84,792,681	1,627,730
Class R	—	394,735
Class P	117,991,071	13,754,592
Total Net Assets	$784,927,708	$28,437,383
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	15,007,553	425,951
Class C	1,336,868	39,434
Institutional	3,856,125	97,847
Service	451,040	—
Investor	939,272	30,248
Class R6	2,525,676	74,974
Class R	—	18,376
Class P	3,515,059	633,907
Net asset value, offering and redemption price per share:(a)
Class A	$26.17	$21.37
Class C	13.96	19.73
Institutional	33.53	21.70
Service	24.48	—
Investor	32.35	21.72
Class R6	33.57	21.71
Class R	—	21.48
Class P	33.57	21.70

(a)

Maximum public offering price per share for Class A Shares of the Technology Opportunities Fund and U.S. Equity ESG Fund is $27.69 and $22.61, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2024

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $2,805 and $–, respectively)	$2,546,359	$17,277,667	$4,952,732

Dividends — affiliated issuers	72,358	336,292	758,809

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	2,724	24,828	26,994

Total Investment Income	2,621,441	17,638,787	5,738,535

Expenses:

Management fees	1,033,669	8,937,235	8,151,027

Professional fees	287,037	105,944	105,383

Registration fees	118,761	133,148	145,407

Transfer Agency fees(a)	105,258	1,529,774	735,288

Printing and mailing costs	69,828	91,884	31,880

Distribution and/or Service (12b-1) fees(a)	69,359	2,354,317	887,624

Custody, accounting and administrative services	47,761	147,114	98,557

Trustee fees	25,697	27,786	26,934

Service fees — Class C	5,669	44,755	24,455

Shareholder Administration fees — Service Shares	—	2,159	49,772

Other	12,416	22,862	20,172

Total expenses	1,775,455	13,396,978	10,276,499

Less — expense reductions	(602,939)	(1,418,967)	(1,616,178)

Net expenses	1,172,516	11,978,011	8,660,321

NET INVESTMENT INCOME (LOSS)	1,448,925	5,660,776	(2,921,786)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,501,629	134,800,100	101,226,994

Foreign currency transactions	(484)	(3,519)	(518)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	91,905,623	138,043,748	20,778,106

Net realized and unrealized gain	96,406,768	272,840,329	122,004,582

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,855,693	$278,501,105	$119,082,796

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Core Equity Fund	$50,603	$17,006	$–	$1,750	$30,362	$3,401	$11,768	$–	$23,128	$5,010	$525	$31,064
Large Cap Core Fund	2,171,756	134,264	2,159	46,138	1,303,065	26,853	47,132	345	70,982	27,186	13,842	40,369
Mid Cap Growth Fund	609,975	73,364	49,772	154,513	365,988	14,673	104,984	7,963	124,549	58,511	46,355	12,265

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2024

	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,334, $– and $1,673, respectively)	$302,143	$8,165,226	$968,883

Dividends — affiliated issuers	81,847	809,016	36,082

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	11,512	454,509	1,563

Total Investment Income	395,502	9,428,751	1,006,528

Expenses:

Management fees	621,292	15,368,443	1,144,413

Professional fees	105,597	107,581	100,647

Registration fees	91,739	154,003	130,756

Transfer Agency fees(a)	67,464	1,358,815	109,976

Printing and mailing costs	35,234	75,121	36,854

Custody, accounting and administrative services	29,392	183,505	35,664

Trustee fees	25,335	28,714	25,496

Distribution and/or Service (12b-1) fees(a)	3,459	1,003,680	113,141

Shareholder meeting expense	919	—	1,990

Service fees — Class C	605	108,403	6,525

Shareholder Administration fees — Service Shares	—	3,504	2,810

Other	10,695	51,346	12,462

Total expenses	991,731	18,443,115	1,720,734

Less — expense reductions	(300,954)	(272,246)	(374,506)

Net expenses	690,777	18,170,869	1,346,228

NET INVESTMENT LOSS	(295,275)	(8,742,118)	(339,700)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,679,249	170,193,030	13,306,142

Foreign currency transactions	—	—	31

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	15,892,564	125,748,979	23,769,113

Net realized and unrealized gain	17,571,813	295,942,009	37,075,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,276,538	$287,199,891	$36,735,586

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Fund	$1,643	$1,816	$–	$–	$986	$363	$9,195	$–	$52,697	$26	$–	$4,197
Small/Mid Cap Growth Fund	634,850	325,203	3,504	40,123	380,913	65,042	293,629	561	470,562	41,786	12,037	94,285
Strategic Growth Fund	89,523	19,574	2,810	1,234	53,715	3,915	18,171	450	13,205	1,445	370	18,705

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2024

	Technology Opportunities Fund	U.S. Equity ESG Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $16,552 and $525, respectively)	$4,204,373	$394,868

Dividends — affiliated issuers	508,969	7,008

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	23,466	236

Total Investment Income	4,736,808	402,112

Expenses:

Management fees	6,634,658	142,287

Distribution and/or Service (12b-1) fees(a)	1,088,464	28,584

Transfer Agency fees(a)	719,388	20,186

Registration fees	116,012	104,061

Professional fees	106,570	106,435

Custody, accounting and administrative services	81,374	22,117

Service fees — Class C	45,352	2,018

Trustee fees	26,632	25,220

Shareholder Administration fees — Service Shares	25,567	—

Printing and mailing costs	23,685	29,821

Shareholder meeting expense	—	92

Other	21,922	8,672

Total expenses	8,889,624	489,493

Less — expense reductions	(1,406,365)	(274,791)

Net expenses	7,483,259	214,702

NET INVESTMENT INCOME (LOSS)	(2,746,451)	187,410

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	68,135,448	1,610,588

Foreign currency transactions	—	10

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	115,056,647	3,619,779

Net realized and unrealized gain	183,192,095	5,230,377

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,445,644	$5,417,787

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Technology Opportunities Fund	$926,842	$136,055	$25,567	$–	$556,110	$27,211	$43,638	$4,091	$36,314	$21,978	$–	$30,046
U.S. Equity ESG Fund	20,849	6,055	–	1,680	12,509	1,211	762	–	1,069	424	504	3,707

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Enhanced Core Equity Fund		Large Cap Core Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$1,448,925	$386,509	$5,660,776	$4,815,078

Net realized gain	4,501,145	722,759	134,796,581	18,950,640

Net change in unrealized gain	91,905,623	7,278,864	138,043,748	144,453,280

Net increase in net assets resulting from operations	97,855,693	8,388,132	278,501,105	168,218,998

Distributions to shareholders:

From distributable earnings:

Class A Shares	(131,977)	(320,512)	(3,930,731)	(58,898,160)

Class C Shares	(19,266)	(37,776)	(100,707)	(2,333,506)

Institutional Shares	(226,373)	(438,747)	(715,425)	(6,566,206)

Service Shares	–	–	(3,118)	(41,453)

Investor Shares	(134,117)	(3,084)	(329,410)	(2,864,034)

Class R6 Shares	(141,950)	(72,502)	(596,827)	(5,472,703)

Class R Shares	(1,705)	(460)	(26,377)	(695,499)

Class P Shares	(601,291)	(977,357)	(809,997)	(7,579,703)

Total distributions to shareholders	(1,256,679)	(1,850,438)	(6,512,592)	(84,451,264)

From share transactions:

Proceeds from sales of shares	123,786,254	34,903,216	90,378,275	75,870,461

Proceeds received in connection with merger	126,358,740	–	–	–

Reinvestment of distributions	1,256,680	1,850,439	6,253,622	80,510,834

Cost of shares redeemed	(74,523,190)	(13,486,154)	(233,163,316)	(144,152,160)

Net increase (decrease) in net assets resulting from share transactions	176,878,484	23,267,501	(136,531,419)	12,229,135

TOTAL INCREASE	273,477,498	29,805,195	135,457,094	95,996,869

Net Assets:
Beginning of year	$70,725,433	$40,920,238	$1,196,321,072	$1,100,324,203

End of year	$344,202,931	$70,725,433	$1,331,778,166	$1,196,321,072

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Growth Fund		Small Cap Growth Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment loss	$(2,921,786)	$(2,982,155)	$(295,275)	$(164,771)

Net realized gain (loss)	101,226,476	27,254,816	1,679,249	(3,903,590)

Net change in unrealized gain	20,778,106	42,926,374	15,892,564	6,530,426

Net increase in net assets resulting from operations	119,082,796	67,199,035	17,276,538	2,462,065

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	(23,026,495)	–	–

Class C Shares	–	(619,512)	–	–

Institutional Shares	–	(16,642,501)	–	–

Service Shares	–	(2,215,669)	–	–

Investor Shares	–	(5,328,564)	–	–

Class R6 Shares	–	(11,376,499)	–	–

Class R Shares	–	(3,449,738)	–	–

Class P Shares	–	(2,336,037)	–	–

Total distributions to shareholders	–	(64,995,015)	–	–

From share transactions:

Proceeds from sales of shares	124,251,965	117,079,662	99,414,421	20,340,089

Reinvestment of distributions	–	61,006,885	–	–

Cost of shares redeemed	(236,122,459)	(256,259,283)	(23,616,596)	(12,989,107)

Net increase (decrease) in net assets resulting from share transactions	(111,870,494)	(78,172,736)	75,797,825	7,350,982

TOTAL INCREASE	7,212,302	75,968,716	93,074,363	9,813,047

Net Assets:
Beginning of year	$888,500,326	$964,469,042	$40,739,254	$30,926,207

End of year	$895,712,628	$888,500,326	$133,813,617	$40,739,254

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund		Strategic Growth Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment loss	$(8,742,118)	$(9,245,553)	$(339,700)	$(161,344)

Net realized gain (loss)	170,193,030	(148,761,986)	13,306,173	11,617,939

Net change in unrealized gain	125,748,979	267,486,781	23,769,113	15,586,018

Net increase in net assets resulting from operations	287,199,891	109,479,242	36,735,586	27,042,613

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(1,914,375)	(3,688,064)

Class C Shares	–	–	(98,698)	(178,463)

Institutional Shares	–	–	(1,938,741)	(3,310,008)

Service Shares	–	–	(59,705)	(65,953)

Investor Shares	–	–	(251,168)	(206,704)

Class R6 Shares	–	–	(194,619)	(356,083)

Class R Shares	–	–	(12,914)	(22,119)

Class P Shares	–	–	(2,650,501)	(5,415,754)

Total distributions to shareholders	–	–	(7,120,721)	(13,243,148)

From share transactions:

Proceeds from sales of shares	258,804,913	335,106,863	30,801,901	21,797,412

Reinvestment of distributions	–	–	6,985,315	12,981,568

Cost of shares redeemed	(644,139,566)	(660,406,639)	(28,713,206)	(43,883,299)

Net increase (decrease) in net assets resulting from share transactions	(385,334,653)	(325,299,776)	9,074,010	(9,104,319)

TOTAL INCREASE (DECREASE)	(98,134,762)	(215,820,534)	38,688,875	4,695,146

Net Assets:
Beginning of year	$1,902,204,993	$2,118,025,527	$148,603,718	$143,908,572

End of year	$1,804,070,231	$1,902,204,993	$187,292,593	$148,603,718

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Technology Opportunities Fund		U.S. Equity ESG Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income (loss)	$(2,746,451)	$(2,221,215)	$187,410	$150,357

Net realized gain (loss)	68,135,448	(14,584,246)	1,610,598	(298,709)

Net change in unrealized gain	115,056,647	121,447,287	3,619,779	3,581,902

Net increase in net assets resulting from operations	180,445,644	104,641,826	5,417,787	3,433,550

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	(59,073,390)	(37,572)	(27,866)

Class C Shares	–	(4,679,796)	–	–

Institutional Shares	–	(13,244,082)	(14,398)	(10,348)

Service Shares	–	(1,511,457)	–	–

Investor Shares	–	(3,799,155)	(4,859)	(3,657)

Class R6 Shares	–	(8,037,564)	(10,833)	(8,673)

Class R Shares	–	–	(261)	(624)

Class P Shares	–	(10,285,667)	(91,767)	(69,687)

Total distributions to shareholders	–	(100,631,111)	(159,690)	(120,855)

From share transactions:

Proceeds from sales of shares	128,582,886	84,245,348	2,969,974	6,071,106

Reinvestment of distributions	–	95,426,778	159,163	120,853

Cost of shares redeemed	(150,766,504)	(175,464,516)	(3,784,155)	(3,992,055)

Net increase (decrease) in net assets resulting from share transactions	(22,183,618)	4,207,610	(655,018)	2,199,904

TOTAL INCREASE	158,262,026	8,218,325	4,603,079	5,512,599

Net Assets:
Beginning of year	$626,665,682	$618,447,357	$23,834,304	$18,321,705

End of year	$784,927,708	$626,665,682	$28,437,383	$23,834,304

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Core Equity Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.91	$14.09	$16.94	$13.78	$11.93

Net investment income(a)	0.08	0.08	0.06	0.03	0.07

Net realized and unrealized gain (loss)	3.85	2.35	(1.85)	3.93	2.48

Total from investment operations	3.93	2.43	(1.79)	3.96	2.55

Distributions to shareholders from net investment income	(0.01)	(0.08)	(0.03)	(0.06)	(0.08)

Distributions to shareholders from net realized gains	(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.15)	(0.61)	(1.06)	(0.80)	(0.70)

Net asset value, end of year	$19.69	$15.91	$14.09	$16.94	$13.78

Total Return(b)	24.93%	17.92%	(11.46)%	30.12%	22.18%

Net assets, end of year (in 000’s)	$28,669	$19,760	$6,820	$7,359	$5,843

Ratio of net expenses to average net assets	0.93%	0.96%	0.96%	0.96%	1.00%

Ratio of total expenses to average net assets	1.27%	1.54%	1.60%	2.00%	2.47%

Ratio of net investment income to average net assets	0.46%	0.52%	0.37%	0.21%	0.58%

Portfolio turnover rate(c)	79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Core Equity Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.94	$11.57	$14.17	$11.67	$10.23

Net investment loss(a)	(0.04)	(0.02)	(0.05)	(0.07)	(0.02)

Net realized and unrealized gain (loss)	3.12	1.92	(1.52)	3.31	2.10

Total from investment operations	3.08	1.90	(1.57)	3.24	2.08

Distributions to shareholders from net investment income	–	–	–	–	(0.02)

Distributions to shareholders from net realized gains	(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.14)	(0.53)	(1.03)	(0.74)	(0.64)

Net asset value, end of year	$15.88	$12.94	$11.57	$14.17	$11.67

Total Return(b)	24.04%	17.02%	(12.07)%	29.19%	21.16%

Net assets, end of year (in 000’s)	$3,268	$1,271	$890	$1,354	$1,516

Ratio of net expenses to average net assets	1.68%	1.71%	1.71%	1.71%	1.75%

Ratio of total expenses to average net assets	2.00%	2.30%	2.35%	2.76%	3.19%

Ratio of net investment loss to average net assets	(0.29)%	(0.21)%	(0.39)%	(0.54)%	(0.16)%

Portfolio turnover rate(c)	79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Core Equity Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.62	$15.53	$18.56	$15.01	$12.94

Net investment income(a)	0.16	0.15	0.13	0.09	0.12

Net realized and unrealized gain (loss)	4.28	2.59	(2.04)	4.31	2.70

Total from investment operations	4.44	2.74	(1.91)	4.40	2.82

Distributions to shareholders from net investment income	(0.08)	(0.12)	(0.09)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.22)	(0.65)	(1.12)	(0.85)	(0.75)

Net asset value, end of year	$21.84	$17.62	$15.53	$18.56	$15.01

Total Return(b)	25.46%	18.30%	(11.10)%	30.62%	22.53%

Net assets, end of year (in 000’s)	$46,799	$12,776	$8,832	$4,514	$594

Ratio of net expenses to average net assets	0.57%	0.59%	0.59%	0.59%	0.62%

Ratio of total expenses to average net assets	0.89%	1.18%	1.24%	1.46%	2.11%

Ratio of net investment income to average net assets	0.82%	0.91%	0.78%	0.54%	0.95%

Portfolio turnover rate(c)	79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Core Equity Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.19	$15.12	$18.09	$14.66	$12.65

Net investment income(a)	0.14	0.13	0.14	0.07	0.10

Net realized and unrealized gain (loss)	4.16	2.52	(2.01)	4.19	2.64

Total from investment operations	4.30	2.65	(1.87)	4.26	2.74

Distributions to shareholders from net investment income	(0.07)	(0.05)	(0.07)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.21)	(0.58)	(1.10)	(0.83)	(0.73)

Net asset value, end of year	$21.28	$17.19	$15.12	$18.09	$14.66

Total Return(b)	25.30%	18.14%	(11.21)%	30.39%	22.43%

Net assets, end of year (in 000’s)	$21,077	$5,055	$66	$52	$38

Ratio of net expenses to average net assets	0.68%	0.72%	0.71%	0.71%	0.76%

Ratio of total expenses to average net assets	0.98%	1.22%	1.42%	1.74%	2.66%

Ratio of net investment income to average net assets	0.71%	0.77%	0.91%	0.46%	0.78%

Portfolio turnover rate(c)	79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Core Equity Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.58	$15.50	$18.52	$14.98	$12.91

Net investment income(a)	0.16	0.15	0.15	0.10	0.13

Net realized and unrealized gain (loss)	4.27	2.59	(2.05)	4.29	2.69

Total from investment operations	4.43	2.74	(1.90)	4.39	2.82

Distributions to shareholders from net investment income	(0.08)	(0.13)	(0.09)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.22)	(0.66)	(1.12)	(0.85)	(0.75)

Net asset value, end of year	$21.79	$17.58	$15.50	$18.52	$14.98

Total Return(b)	25.46%	18.36%	(11.12)%	30.64%	22.60%

Net assets, end of year (in 000’s)	$25,087	$7,236	$2,061	$334	$226

Ratio of net expenses to average net assets	0.56%	0.59%	0.58%	0.58%	0.61%

Ratio of total expenses to average net assets	0.88%	1.16%	1.26%	1.61%	2.10%

Ratio of net investment income to average net assets	0.83%	0.92%	0.92%	0.59%	0.96%

Portfolio turnover rate(c)	79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Core Equity Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.00	$13.32	$16.08	$13.13	$11.40

Net investment income (loss)(a)	0.03	0.03	–(b)	(0.01)	0.04

Net realized and unrealized gain (loss)	3.64	2.23	(1.73)	3.74	2.36

Total from investment operations	3.67	2.26	(1.73)	3.73	2.40

Distributions to shareholders from net investment income	(0.04)	(0.05)	–	(0.04)	(0.05)

Distributions to shareholders from net realized gains	(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.18)	(0.58)	(1.03)	(0.78)	(0.67)

Net asset value, end of year	$18.49	$15.00	$13.32	$16.08	$13.13

Total Return(c)	24.72%	17.62%	(11.68)%	29.78%	21.78%

Net assets, end of year (in 000’s)	$513	$118	$10	$46	$49

Ratio of net expenses to average net assets	1.18%	1.21%	1.21%	1.21%	1.25%

Ratio of total expenses to average net assets	1.49%	1.75%	1.89%	2.23%	2.63%

Ratio of net investment income (loss) to average net assets	0.20%	0.22%	0.01%	(0.04)%	0.33%

Portfolio turnover rate(d)	79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Core Equity Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.59	$15.51	$18.52	$14.99	$12.92

Net investment income(a)	0.17	0.15	0.13	0.10	0.13

Net realized and unrealized gain (loss)	4.27	2.58	(2.02)	4.28	2.69

Total from investment operations	4.44	2.73	(1.89)	4.38	2.82

Distributions to shareholders from net investment income	(0.08)	(0.12)	(0.09)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.22)	(0.65)	(1.12)	(0.85)	(0.75)

Net asset value, end of year	$21.81	$17.59	$15.51	$18.52	$14.99

Total Return(b)	25.50%	18.34%	(11.07)%	30.55%	22.58%

Net assets, end of year (in 000’s)	$218,789	$24,509	$22,240	$24,713	$15,263

Ratio of net expenses to average net assets	0.56%	0.58%	0.58%	0.58%	0.61%

Ratio of total expenses to average net assets	0.88%	1.18%	1.22%	1.59%	1.94%

Ratio of net investment income to average net assets	0.84%	0.92%	0.75%	0.59%	0.96%

Portfolio turnover rate(c)	79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$28.07	$26.18	$34.35	$26.94	$22.93

Net investment income (loss)(a)	0.11	0.09	0.04	(0.05)	0.05

Net realized and unrealized gain (loss)	6.55	3.87	(4.79)	8.52	4.93

Total from investment operations	6.66	3.96	(4.75)	8.47	4.98

Distributions to shareholders from net investment income	(0.11)	(0.08)	–	(0.06)	(0.08)

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.14)	(2.07)	(3.42)	(1.06)	(0.97)

Net asset value, end of year	$34.59	$28.07	$26.18	$34.35	$26.94

Total Return(b)	23.80%	16.13%	(15.37)%	32.38%	22.26%

Net assets, end of year (in 000’s)	$941,875	$816,621	$756,801	$961,786	$776,919

Ratio of net expenses to average net assets	1.01%	1.04%	1.07%	1.11%	1.14%

Ratio of total expenses to average net assets	1.14%	1.17%	1.15%	1.17%	1.22%

Ratio of net investment income (loss) to average net assets	0.36%	0.35%	0.14%	(0.17)%	0.23%

Portfolio turnover rate(c)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.65	$13.81	$19.86	$16.05	$14.05

Net investment loss(a)	(0.06)	(0.05)	(0.10)	(0.16)	(0.06)

Net realized and unrealized gain (loss)	3.16	1.91	(2.53)	4.97	2.95

Total from investment operations	3.10	1.86	(2.63)	4.81	2.89

Distributions to shareholders from net investment income	(0.05)	(0.03)	–	–	–

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.08)	(2.02)	(3.42)	(1.00)	(0.89)

Net asset value, end of year	$16.67	$13.65	$13.81	$19.86	$16.05

Total Return(b)	22.85%	15.32%	(16.04)%	31.41%	21.37%

Net assets, end of year (in 000’s)	$20,425	$16,921	$16,518	$21,144	$16,596

Ratio of net expenses to average net assets	1.76%	1.79%	1.82%	1.86%	1.89%

Ratio of total expenses to average net assets	1.89%	1.92%	1.90%	1.92%	1.97%

Ratio of net investment loss to average net assets	(0.39)%	(0.40)%	(0.61)%	(0.92)%	(0.45)%

Portfolio turnover rate(c)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$33.78	$31.09	$40.01	$31.19	$26.39

Net investment income(a)	0.25	0.21	0.17	0.07	0.16

Net realized and unrealized gain (loss)	7.88	4.64	(5.67)	9.90	5.70

Total from investment operations	8.13	4.85	(5.50)	9.97	5.86

Distributions to shareholders from net investment income	(0.20)	(0.17)	–	(0.15)	(0.17)

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.23)	(2.16)	(3.42)	(1.15)	(1.06)

Net asset value, end of year	$41.68	$33.78	$31.09	$40.01	$31.19

Total Return(b)	24.17%	16.54%	(15.08)%	32.86%	22.71%

Net assets, end of year (in 000’s)	$135,154	$104,217	$93,741	$118,823	$64,708

Ratio of net expenses to average net assets	0.70%	0.71%	0.72%	0.74%	0.76%

Ratio of total expenses to average net assets	0.78%	0.80%	0.78%	0.80%	0.84%

Ratio of net investment income to average net assets	0.67%	0.69%	0.49%	0.20%	0.58%

Portfolio turnover rate(c)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$26.13	$24.51	$32.41	$25.46	$21.73

Net investment income (loss)(a)	0.05	0.05	(0.03)	(0.08)	0.03

Net realized and unrealized gain (loss)	6.09	3.60	(4.45)	8.04	4.66

Total from investment operations	6.14	3.65	(4.48)	7.96	4.69

Distributions to shareholders from net investment income	(0.06)	(0.04)	–	(0.01)	(0.07)

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.09)	(2.03)	(3.42)	(1.01)	(0.96)

Net asset value, end of year	$32.18	$26.13	$24.51	$32.41	$25.46

Total Return(b)	23.57%	15.99%	(15.50)%	32.21%	22.12%

Net assets, end of year (in 000’s)	$788	$960	$486	$2,151	$1,814

Ratio of net expenses to average net assets	1.20%	1.21%	1.23%	1.24%	1.26%

Ratio of total expenses to average net assets	1.28%	1.30%	1.28%	1.30%	1.34%

Ratio of net investment income (loss) to average net assets	0.17%	0.20%	(0.11)%	(0.30)%	0.13%

Portfolio turnover rate(c)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$28.96	$26.96	$35.18	$27.56	$23.43

Net investment income(a)	0.19	0.16	0.13	0.02	0.11

Net realized and unrealized gain (loss)	6.75	3.98	(4.93)	8.73	5.05

Total from investment operations	6.94	4.14	(4.80)	8.75	5.16

Distributions to shareholders from net investment income	(0.18)	(0.15)	–	(0.13)	(0.14)

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.21)	(2.14)	(3.42)	(1.13)	(1.03)

Net asset value, end of year	$35.69	$28.96	$26.96	$35.18	$27.56

Total Return(b)	24.10%	16.43%	(15.16)%	32.71%	22.56%

Net assets, end of year (in 000’s)	$55,087	$40,556	$36,346	$21,889	$8,703

Ratio of net expenses to average net assets	0.76%	0.79%	0.81%	0.86%	0.89%

Ratio of total expenses to average net assets	0.89%	0.92%	0.90%	0.92%	0.96%

Ratio of net investment income to average net assets	0.61%	0.61%	0.44%	0.08%	0.46%

Portfolio turnover rate(c)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$33.72	$31.04	$39.96	$31.14	$26.35

Net investment income(a)	0.25	0.22	0.19	0.07	0.16

Net realized and unrealized gain (loss)	7.88	4.62	(5.69)	9.90	5.69

Total from investment operations	8.13	4.84	(5.50)	9.97	5.85

Distributions to shareholders from net investment income	(0.20)	(0.17)	–	(0.15)	(0.17)

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.23)	(2.16)	(3.42)	(1.15)	(1.06)

Net asset value, end of year	$41.62	$33.72	$31.04	$39.96	$31.14

Total Return(b)	24.19%	16.55%	(15.07)%	32.92%	22.71%

Net assets, end of year (in 000’s)	$14,113	$88,467	$78,897	$8,707	$2,454

Ratio of net expenses to average net assets	0.69%	0.70%	0.70%	0.73%	0.75%

Ratio of total expenses to average net assets	0.76%	0.79%	0.77%	0.78%	0.83%

Ratio of net investment income to average net assets	0.68%	0.70%	0.56%	0.21%	0.59%

Portfolio turnover rate(c)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$25.86	$24.29	$32.19	$25.32	$21.63

Net investment income (loss)(a)	0.03	0.02	(0.03)	(0.12)	–(b)

Net realized and unrealized gain (loss)	6.04	3.57	(4.45)	8.01	4.62

Total from investment operations	6.07	3.59	(4.48)	7.89	4.62

Distributions to shareholders from net investment income	(0.05)	(0.03)	–	(0.02)	(0.04)

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.08)	(2.02)	(3.42)	(1.02)	(0.93)

Net asset value, end of year	$31.85	$25.86	$24.29	$32.19	$25.32

Total Return(c)	23.48%	15.85%	(15.58)%	32.09%	21.90%

Net assets, end of year (in 000’s)	$10,346	$8,577	$8,186	$12,608	$10,097

Ratio of net expenses to average net assets	1.26%	1.29%	1.32%	1.36%	1.39%

Ratio of total expenses to average net assets	1.39%	1.42%	1.40%	1.42%	1.47%

Ratio of net investment income (loss) to average net assets	0.11%	0.10%	(0.12)%	(0.42)%	0.01%

Portfolio turnover rate(d)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Core Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$33.71	$31.03	$39.94	$31.13	$26.34

Net investment income(a)	0.25	0.22	0.18	0.07	0.16

Net realized and unrealized gain (loss)	7.87	4.62	(5.67)	9.89	5.69

Total from investment operations	8.12	4.84	(5.49)	9.96	5.85

Distributions to shareholders from net investment income	(0.20)	(0.17)	–	(0.15)	(0.17)

Distributions to shareholders from net realized gains	(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(0.23)	(2.16)	(3.42)	(1.15)	(1.06)

Net asset value, end of year	$41.60	$33.71	$31.03	$39.94	$31.13

Total Return(b)	24.20%	16.56%	(15.08)%	32.90%	22.73%

Net assets, end of year (in 000’s)	$153,988	$120,003	$109,347	$132,700	$95,182

Ratio of net expenses to average net assets	0.69%	0.70%	0.71%	0.73%	0.75%

Ratio of total expenses to average net assets	0.77%	0.79%	0.77%	0.79%	0.83%

Ratio of net investment income to average net assets	0.68%	0.70%	0.50%	0.21%	0.59%

Portfolio turnover rate(c)	57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.84	$11.03	$18.20	$17.14	$18.14

Net investment loss(a)	(0.06)	(0.05)	(0.10)	(0.15)	(0.10)

Net realized and unrealized gain (loss)	1.60	0.86	(3.93)	5.26	4.13

Total from investment operations	1.54	0.81	(4.03)	5.11	4.03

Distributions to shareholders from net realized gains	–	(1.00)	(3.14)	(4.05)	(5.03)

Net asset value, end of year	$12.38	$10.84	$11.03	$18.20	$17.14

Total Return(b)	14.21%	7.76%	(25.93)%	33.85%	28.84%

Net assets, end of year (in 000’s)	$239,246	$244,602	$262,404	$404,921	$347,644

Ratio of net expenses to average net assets	1.15%	1.19%	1.24%	1.24%	1.25%

Ratio of total expenses to average net assets	1.37%	1.39%	1.37%	1.37%	1.41%

Ratio of net investment loss to average net assets	(0.50)%	(0.51)%	(0.73)%	(0.87)%	(0.64)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data*

Net asset value, beginning of year	$17.31	$17.15	$102.96	$162.72	$243.84

Net investment loss(a)	(0.23)	(0.21)	(0.48)	(1.68)	(2.16)

Net realized and unrealized gain (loss)	2.55	1.37	(9.97)	39.12	41.76

Total from investment operations	2.32	1.16	(10.45)	37.44	39.60

Distributions to shareholders from net realized gains	–	(1.00)	(75.36)	(97.20)	(120.72)

Net asset value, end of year	$19.63	$17.31	$17.15	$102.96	$162.72

Total Return(b)	13.40%	7.00%	(26.40)%	32.89%	27.86%

Net assets, end of year (in 000’s)	$9,664	$10,235	$13,261	$23,337	$28,894

Ratio of net expenses to average net assets	1.90%	1.94%	1.99%	1.99%	2.00%

Ratio of total expenses to average net assets	2.12%	2.14%	2.12%	2.12%	2.16%

Ratio of net investment loss to average net assets	(1.25)%	(1.26)%	(1.48)%	(1.62)%	(1.38)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

*	On June 10, 2022, the Fund’s Class C Shares affected a 24-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.73	$17.37	$26.68	$23.41	$22.93

Net investment loss(a)	(0.04)	(0.03)	(0.08)	(0.13)	(0.06)

Net realized and unrealized gain (loss)	2.63	1.39	(6.09)	7.45	5.57

Total from investment operations	2.59	1.36	(6.17)	7.32	5.51

Distributions to shareholders from net realized gains	–	(1.00)	(3.14)	(4.05)	(5.03)

Net asset value, end of year	$20.32	$17.73	$17.37	$26.68	$23.41

Total Return(b)	14.61%	8.11%	(25.69)%	34.27%	29.33%

Net assets, end of year (in 000’s)	$264,134	$275,045	$313,137	$478,127	$442,693

Ratio of net expenses to average net assets	0.85%	0.87%	0.90%	0.90%	0.91%

Ratio of total expenses to average net assets	1.01%	1.02%	1.00%	1.00%	1.03%

Ratio of net investment loss to average net assets	(0.20)%	(0.20)%	(0.39)%	(0.53)%	(0.29)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.03	$9.36	$15.97	$15.50	$16.89

Net investment loss(a)	(0.07)	(0.06)	(0.10)	(0.16)	(0.11)

Net realized and unrealized gain (loss)	1.33	0.73	(3.37)	4.68	3.75

Total from investment operations	1.26	0.67	(3.47)	4.52	3.64

Distributions to shareholders from net realized gains	–	(1.00)	(3.14)	(4.05)	(5.03)

Net asset value, end of year	$10.29	$9.03	$9.36	$15.97	$15.50

Total Return(b)	13.95%	7.64%	(26.06)%	33.59%	28.64%

Net assets, end of year (in 000’s)	$22,649	$21,916	$21,107	$33,114	$27,723

Ratio of net expenses to average net assets	1.35%	1.37%	1.40%	1.40%	1.41%

Ratio of total expenses to average net assets	1.51%	1.52%	1.50%	1.50%	1.53%

Ratio of net investment loss to average net assets	(0.70)%	(0.70)%	(0.90)%	(1.03)%	(0.79)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.83	$12.84	$20.61	$18.90	$19.47

Net investment loss(a)	(0.04)	(0.03)	(0.07)	(0.12)	(0.07)

Net realized and unrealized gain (loss)	1.90	1.02	(4.56)	5.88	4.53

Total from investment operations	1.86	0.99	(4.63)	5.76	4.46

Distributions to shareholders from net realized gains	–	(1.00)	(3.14)	(4.05)	(5.03)

Net asset value, end of year	$14.69	$12.83	$12.84	$20.61	$18.90

Total Return(b)	14.50%	8.09%	(25.79)%	34.19%	29.15%

Net assets, end of year (in 000’s)	$94,163	$69,632	$70,759	$105,878	$81,928

Ratio of net expenses to average net assets	0.90%	0.93%	0.99%	0.99%	1.00%

Ratio of total expenses to average net assets	1.12%	1.14%	1.12%	1.12%	1.16%

Ratio of net investment loss to average net assets	(0.26)%	(0.26)%	(0.48)%	(0.62)%	(0.39)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.76	$17.40	$26.72	$23.44	$22.95

Net investment loss(a)	(0.04)	(0.03)	(0.08)	(0.13)	(0.06)

Net realized and unrealized gain (loss)	2.64	1.39	(6.10)	7.46	5.58

Total from investment operations	2.60	1.36	(6.18)	7.33	5.52

Distributions to shareholders from net realized gains	–	(1.00)	(3.14)	(4.05)	(5.03)

Net asset value, end of year	$20.36	$17.76	$17.40	$26.72	$23.44

Total Return(b)	14.64%	8.10%	(25.69)%	34.27%	29.35%

Net assets, end of year (in 000’s)	$195,528	$192,601	$199,472	$283,233	$211,480

Ratio of net expenses to average net assets	0.84%	0.86%	0.89%	0.89%	0.90%

Ratio of total expenses to average net assets	1.00%	1.01%	0.99%	0.99%	1.02%

Ratio of net investment loss to average net assets	(0.19)%	(0.18)%	(0.38)%	(0.53)%	(0.28)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.03	$9.37	$15.99	$15.53	$16.92

Net investment loss(a)	(0.07)	(0.07)	(0.11)	(0.17)	(0.12)

Net realized and unrealized gain (loss)	1.33	0.73	(3.37)	4.68	3.76

Total from investment operations	1.26	0.66	(3.48)	4.51	3.64

Distributions to shareholders from net realized gains	–	(1.00)	(3.14)	(4.05)	(5.03)

Net asset value, end of year	$10.29	$9.03	$9.37	$15.99	$15.53

Total Return(b)	13.95%	7.53%	(26.10)%	33.44%	28.58%

Net assets, end of year (in 000’s)	$31,067	$31,403	$33,397	$54,987	$48,780

Ratio of net expenses to average net assets	1.40%	1.43%	1.49%	1.49%	1.50%

Ratio of total expenses to average net assets	1.62%	1.64%	1.62%	1.62%	1.66%

Ratio of net investment loss to average net assets	(0.75)%	(0.76)%	(0.98)%	(1.12)%	(0.89)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.78	$17.41	$26.74	$23.45	$22.96

Net investment loss(a)	(0.04)	(0.03)	(0.08)	(0.13)	(0.06)

Net realized and unrealized gain (loss)	2.63	1.40	(6.11)	7.47	5.58

Total from investment operations	2.59	1.37	(6.19)	7.34	5.52

Distributions to shareholders from net realized gains	–	(1.00)	(3.14)	(4.05)	(5.03)

Net asset value, end of year	$20.37	$17.78	$17.41	$26.74	$23.45

Total Return(b)	14.57%	8.15%	(25.68)%	34.26%	29.34%

Net assets, end of year (in 000’s)	$39,261	$43,066	$50,932	$90,649	$69,989

Ratio of net expenses to average net assets	0.84%	0.86%	0.89%	0.89%	0.90%

Ratio of total expenses to average net assets	1.00%	1.01%	0.99%	0.99%	1.02%

Ratio of net investment loss to average net assets	(0.19)%	(0.19)%	(0.40)%	(0.53)%	(0.28)%

Portfolio turnover rate(c)	63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class A Shares

	Year Ended August 31,							Period Ended August 31, 2020(a)
	2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.01		$11.16	$16.89		$12.81		$10.00

Net investment loss(b)	(0.09	)(c)	(0.10)	(0.10	)(d)	(0.16	)(e)	(0.09)

Net realized and unrealized gain (loss)	2.91		0.95	(4.04)		5.36		2.92

Total from investment operations	2.82		0.85	(4.14)		5.20		2.83

Distributions to shareholders from net investment income	–		–	–		(0.02)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$14.83		$12.01	$11.16		$16.89		$12.81

Total Return(f)	23.48%		7.62%	(26.55)%		41.87%		28.30%

Net assets, end of period (in 000’s)	$1,325		$561	$451		$669		$175

Ratio of net expenses to average net assets	1.22%		1.24%	1.28%		1.28%		1.30	%(g)

Ratio of total expenses to average net assets	1.68%		2.09%	2.16%		3.50%		8.30	%(g)

Ratio of net investment loss to average net assets	(0.70	)%(c)	(0.85)%	(0.74	)%(d)	(1.01	)%(e)	(0.94	)%(g)

Portfolio turnover rate(h)	69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class C Shares

	Year Ended August 31,							Period Ended August 31, 2020(a)
	2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$11.67		$10.93	$16.69		$12.74		$10.00

Net investment loss(b)	(0.19	)(c)	(0.17)	(0.20	)(d)	(0.27	)(e)	(0.15)

Net realized and unrealized gain (loss)	2.83		0.91	(3.97)		5.32		2.89

Total from investment operations	2.64		0.74	(4.17)		5.05		2.74

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Net asset value, end of period	$14.31		$11.67	$10.93		$16.69		$12.74

Total Return(f)	22.62%		6.77%	(27.08)%		40.86%		27.44%

Net assets, end of period (in 000’s)	$551		$112	$72		$119		$91

Ratio of net expenses to average net assets	1.97%		2.00%	2.03%		2.03%		2.06	%(g)

Ratio of total expenses to average net assets	2.39%		2.84%	2.92%		4.09%		9.80	%(g)

Ratio of net investment loss to average net assets	(1.45	)%(c)	(1.58)%	(1.48	)%(d)	(1.78	)%(e)	(1.70	)%(g)

Portfolio turnover rate(h)	69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Institutional Shares
	Year Ended August 31,							Period Ended August 31, 2020(a)
	2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.17		$11.28	$16.98		$12.84		$10.00

Net investment loss(b)	(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)	(0.05)

Net realized and unrealized gain (loss)	2.97		0.95	(4.07)		5.37		2.91

Total from investment operations	2.92		0.89	(4.11)		5.27		2.86

Distributions to shareholders from net investment income	–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$15.09		$12.17	$11.28		$16.98		$12.84

Total Return(f)	23.99%		7.89%	(26.21)%		42.36%		28.68%

Net assets, end of period (in 000’s)	$27,220		$22,012	$18,661		$14,313		$10,516

Ratio of net expenses to average net assets	0.91%		0.91%	0.91%		0.91%		0.93	%(g)

Ratio of total expenses to average net assets	1.42%		1.73%	1.75%		2.93%		8.24	%(g)

Ratio of net investment loss to average net assets	(0.38	)%(c)	(0.49)%	(0.34	)%(d)	(0.66	)%(e)	(0.58	)%(g)

Portfolio turnover rate(h)	69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Investor Shares

	Year Ended August 31,							Period Ended August 31, 2020(a)
	2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.13		$11.24	$16.96		$12.83		$10.00

Net investment loss(b)	(0.06	)(c)	(0.08)	(0.06	)(d)	(0.12	)(e)	(0.06)

Net realized and unrealized gain (loss)	2.95		0.97	(4.07)		5.37		2.91

Total from investment operations	2.89		0.89	(4.13)		5.25		2.85

Distributions to shareholders from net investment income	–		–	–		(0.02)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$15.02		$12.13	$11.24		$16.96		$12.83

Total Return(f)	23.83%		7.92%	(26.37)%		42.21%		28.55%

Net assets, end of period (in 000’s)	$85,612		$5,116	$67		$91		$64

Ratio of net expenses to average net assets	0.97%		0.98%	1.03%		1.03%		1.06	%(g)

Ratio of total expenses to average net assets	1.29%		1.77%	1.90%		3.13%		9.22	%(g)

Ratio of net investment loss to average net assets	(0.42	)%(c)	(0.63)%	(0.48	)%(d)	(0.78	)%(e)	(0.69	)%(g)

Portfolio turnover rate(h)	69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,							Period Ended August 31, 2020(a)
	2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.18		$11.28	$16.99		$12.84		$10.00

Net investment loss(b)	(0.05	)(c)	(0.06)	(0.05	)(d)	(0.10	)(e)	(0.05)

Net realized and unrealized gain (loss)	2.96		0.96	(4.07)		5.38		2.91

Total from investment operations	2.91		0.90	(4.12)		5.28		2.86

Distributions to shareholders from net investment income	–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$15.09		$12.18	$11.28		$16.99		$12.84

Total Return(f)	23.89%		7.98%	(26.25)%		42.44%		28.68%

Net assets, end of period (in 000’s)	$105		$80	$68		$92		$64

Ratio of net expenses to average net assets	0.90%		0.90%	0.90%		0.90%		0.93	%(g)

Ratio of total expenses to average net assets	1.40%		1.72%	1.77%		3.00%		9.08	%(g)

Ratio of net investment loss to average net assets	(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.65	)%(e)	(0.55	)%(g)

Portfolio turnover rate(h)	69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class P Shares

	Year Ended August 31,							Period Ended August 31, 2020(a)
	2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.17		$11.27	$16.98		$12.84		$10.00

Net investment loss(b)	(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)	(0.05)

Net realized and unrealized gain (loss)	2.96		0.96	(4.08)		5.37		2.91

Total from investment operations	2.91		0.90	(4.12)		5.27		2.86

Distributions to shareholders from net investment income	–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$15.08		$12.17	$11.27		$16.98		$12.84

Total Return(f)	23.91%		7.99%	(26.27)%		42.38%		28.68%

Net assets, end of period (in 000’s)	$19,001		$12,859	$11,540		$5,349		$2,831

Ratio of net expenses to average net assets	0.90%		0.90%	0.90%		0.90%		0.90	%(g)

Ratio of total expenses to average net assets	1.39%		1.72%	1.75%		3.00%		6.73	%(g)

Ratio of net investment loss to average net assets	(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.64	)%(e)	(0.55	)%(g)

Portfolio turnover rate(h)	69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$18.04	$17.06	$28.31	$23.56	$20.53

Net investment loss(a)	(0.14)	(0.12)	(0.17)	(0.25)	(0.15)

Net realized and unrealized gain (loss)	3.19	1.10	(7.31)	8.84	6.20

Total from investment operations	3.05	0.98	(7.48)	8.59	6.05

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$21.09	$18.04	$17.06	$28.31	$23.56

Total Return(b)	16.91%	5.74%	(29.64)%	39.05%	33.09%

Net assets, end of year (in 000’s)	$260,222	$255,118	$276,714	$470,941	$309,715

Ratio of net expenses to average net assets	1.24%	1.26%	1.22%	1.21%	1.27%

Ratio of total expenses to average net assets	1.28%	1.30%	1.27%	1.26%	1.32%

Ratio of net investment loss to average net assets	(0.72)%	(0.70)%	(0.79)%	(0.94)%	(0.74)%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.57	$11.98	$21.23	$18.59	$16.90

Net investment loss(a)	(0.19)	(0.18)	(0.24)	(0.34)	(0.25)

Net realized and unrealized gain (loss)	2.21	0.77	(5.24)	6.82	4.96

Total from investment operations	2.02	0.59	(5.48)	6.48	4.71

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$14.59	$12.57	$11.98	$21.23	$18.59

Total Return(b)	16.07%	4.92%	(30.18)%	38.00%	32.18%

Net assets, end of year (in 000’s)	$29,348	$59,508	$76,089	$145,721	$153,835

Ratio of net expenses to average net assets	1.99%	2.01%	1.97%	1.96%	2.02%

Ratio of total expenses to average net assets	2.04%	2.05%	2.02%	2.01%	2.08%

Ratio of net investment loss to average net assets	(1.46)%	(1.45)%	(1.54)%	(1.69)%	(1.55)%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.88	$19.68	$31.94	$26.09	$22.36

Net investment loss(a)	(0.09)	(0.07)	(0.11)	(0.18)	(0.09)

Net realized and unrealized gain (loss)	3.69	1.27	(8.38)	9.87	6.84

Total from investment operations	3.60	1.20	(8.49)	9.69	6.75

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$24.48	$20.88	$19.68	$31.94	$26.09

Total Return(b)	17.24%	6.10%	(29.42)%	39.51%	33.55%

Net assets, end of year (in 000’s)	$739,233	$759,588	$824,359	$1,303,226	$921,412

Ratio of net expenses to average net assets	0.92%	0.93%	0.90%	0.89%	0.94%

Ratio of total expenses to average net assets	0.92%	0.93%	0.90%	0.89%	0.95%

Ratio of net investment loss to average net assets	(0.40)%	(0.37)%	(0.47)%	(0.63)%	(0.39)%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$16.94	$16.05	$26.92	$22.60	$19.84

Net investment loss(a)	(0.16)	(0.14)	(0.27)	(0.27)	(0.18)

Net realized and unrealized gain (loss)	2.99	1.03	(6.83)	8.43	5.96

Total from investment operations	2.83	0.89	(7.10)	8.16	5.78

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$19.77	$16.94	$16.05	$26.92	$22.60

Total Return(b)	16.71%	5.55%	(29.78)%	38.78%	32.87%

Net assets, end of year (in 000’s)	$1,427	$1,206	$1,267	$22,781	$32,215

Ratio of net expenses to average net assets	1.42%	1.43%	1.39%	1.39%	1.44%

Ratio of total expenses to average net assets	1.42%	1.43%	1.39%	1.40%	1.45%

Ratio of net investment income (loss) to average net assets	(0.90)%	(0.87)%	(1.10)%	1.12%	0.92%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.64	$18.53	$30.33	$24.96	$21.53

Net investment loss(a)	(0.10)	(0.09)	(0.13)	(0.19)	(0.10)

Net realized and unrealized gain (loss)	3.48	1.20	(7.90)	9.40	6.55

Total from investment operations	3.38	1.11	(8.03)	9.21	6.45

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$23.02	$19.64	$18.53	$30.33	$24.96

Total Return(b)	17.21%	5.99%	(29.47)%	39.37%	33.44%

Net assets, end of year (in 000’s)	$300,627	$344,304	$428,149	$815,104	$495,629

Ratio of net expenses to average net assets	0.99%	1.01%	0.97%	0.96%	1.02%

Ratio of total expenses to average net assets	1.03%	1.05%	1.02%	1.01%	1.07%

Ratio of net investment loss to average net assets	(0.47)%	(0.45)%	(0.55)%	(0.69)%	(0.47)%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.91	$19.71	$31.98	$26.12	$22.38

Net investment loss(a)	(0.09)	(0.07)	(0.10)	(0.18)	(0.08)

Net realized and unrealized gain (loss)	3.70	1.27	(8.40)	9.88	6.84

Total from investment operations	3.61	1.20	(8.50)	9.70	6.76

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$24.52	$20.91	$19.71	$31.98	$26.12

Total Return(b)	17.26%	6.09%	(29.41)%	39.51%	33.56%

Net assets, end of year (in 000’s)	$135,738	$150,699	$156,599	$139,453	$73,863

Ratio of net expenses to average net assets	0.91%	0.92%	0.89%	0.88%	0.93%

Ratio of total expenses to average net assets	0.91%	0.92%	0.89%	0.88%	0.94%

Ratio of net investment loss to average net assets	(0.39)%	(0.36)%	(0.43)%	(0.61)%	(0.38)%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$16.54	$15.68	$26.41	$22.24	$19.58

Net investment loss(a)	(0.17)	(0.15)	(0.20)	(0.29)	(0.19)

Net realized and unrealized gain (loss)	2.91	1.01	(6.76)	8.30	5.87

Total from investment operations	2.74	0.86	(6.96)	8.01	5.68

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$19.28	$16.54	$15.68	$26.41	$22.24

Total Return(b)	16.57%	5.48%	(29.82)%	38.72%	32.78%

Net assets, end of year (in 000’s)	$7,378	$8,576	$9,301	$14,818	$13,209

Ratio of net expenses to average net assets	1.49%	1.51%	1.47%	1.46%	1.52%

Ratio of total expenses to average net assets	1.53%	1.55%	1.52%	1.51%	1.57%

Ratio of net investment loss to average net assets	(0.97)%	(0.95)%	(1.04)%	(1.20)%	(1.00)%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.91	$19.71	$31.98	$26.12	$22.38

Net investment loss(a)	(0.09)	(0.07)	(0.11)	(0.18)	(0.08)

Net realized and unrealized gain (loss)	3.71	1.27	(8.39)	9.88	6.84

Total from investment operations	3.62	1.20	(8.50)	9.70	6.76

Distributions to shareholders from net realized gains	–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–	–	(0.03)	–	–

Total distributions	–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of year	$24.53	$20.91	$19.71	$31.98	$26.12

Total Return(b)	17.31%	6.09%	(29.41)%	39.51%	33.56%

Net assets, end of year (in 000’s)	$330,098	$323,206	$345,549	$601,794	$285,307

Ratio of net expenses to average net assets	0.91%	0.92%	0.89%	0.88%	0.93%

Ratio of total expenses to average net assets	0.91%	0.92%	0.89%	0.88%	0.94%

Ratio of net investment loss to average net assets	(0.39)%	(0.36)%	(0.46)%	(0.61)%	(0.38)%

Portfolio turnover rate(c)	69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.63	$8.06	$12.32	$11.24	$9.25

Net investment loss(a)	(0.04)	(0.03)	(0.06)	(0.07)	(0.03)

Net realized and unrealized gain (loss)	2.15	1.58	(2.69)	2.92	3.58

Total from investment operations	2.11	1.55	(2.75)	2.85	3.55

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Net asset value, end of year	$10.24	$8.63	$8.06	$12.32	$11.24

Total Return(b)	25.54%	22.18%	(25.42)%	29.11%	43.98%

Net assets, end of year (in 000’s)	$37,723	$35,059	$33,996	$63,591	$36,688

Ratio of net expenses to average net assets	1.04%	1.06%	1.11%	1.12%	1.14%

Ratio of total expenses to average net assets	1.33%	1.36%	1.29%	1.30%	1.35%

Ratio of net investment loss to average net assets	(0.41)%	(0.34)%	(0.63)%	(0.60)%	(0.35)%

Portfolio turnover rate(c)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.73	$10.67	$18.96	$19.89	$18.27

Net investment loss(a)	(0.15)	(0.11)	(0.21)	(0.24)	(0.21)

Net realized and unrealized gain (loss)	2.94	2.15	(3.55)	4.62	6.51

Total from investment operations	2.79	2.04	(3.76)	4.38	6.30

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(4.53)	(5.31)	(4.68)

Net asset value, end of year	$14.02	$11.73	$10.67	$18.96	$19.89

Total Return(b)	24.56%	21.30%	(25.97)%	28.22%	42.88%

Net assets, end of year (in 000’s)	$3,201	$2,353	$2,153	$3,901	$4,522

Ratio of net expenses to average net assets	1.79%	1.81%	1.86%	1.87%	1.89%

Ratio of total expenses to average net assets	2.07%	2.11%	2.04%	2.05%	2.11%

Ratio of net investment loss to average net assets	(1.16)%	(1.09)%	(1.37)%	(1.34)%	(1.25)%

Portfolio turnover rate(c)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.69	$9.72	$14.50	$12.88	$10.39

Net investment income (loss)(a)	(0.01)	– (b)	(0.03)	(0.03)	0.01

Net realized and unrealized gain (loss)	2.68	1.95	(3.24)	3.42	4.07

Total from investment operations	2.67	1.95	(3.27)	3.39	4.08

Distributions to shareholders from net investment income	–	–	–	– (b)	(0.03)

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.50)	(0.98)	(1.51)	(1.77)	(1.59)

Net asset value, end of year	$12.86	$10.69	$9.72	$14.50	$12.88

Total Return(c)	25.86%	22.54%	(25.16)%	29.65%	44.36%

Net assets, end of year (in 000’s)	$50,267	$40,849	$39,300	$62,894	$60,474

Ratio of net expenses to average net assets	0.75%	0.76%	0.75%	0.75%	0.76%

Ratio of total expenses to average net assets	0.96%	1.00%	0.92%	0.93%	0.98%

Ratio of net investment income (loss) to average net assets	(0.13)%	(0.03)%	(0.25)%	(0.23)%	0.10%

Portfolio turnover rate(d)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.27	$7.78	$11.97	$10.97	$9.08

Net investment loss(a)	(0.06)	(0.04)	(0.07)	(0.08)	(0.04)

Net realized and unrealized gain (loss)	2.06	(1.51)	(2.61)	2.85	3.49

Total from investment operations	2.00	1.47	(2.68)	2.77	3.45

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Net asset value, end of year	$9.77	$8.27	$7.78	$11.97	$10.97

Total Return(b)	25.31%	21.93%	(25.59)%	29.09%	43.67%

Net assets, end of year (in 000’s)	$1,061	$990	$536	$623	$505

Ratio of net expenses to average net assets	1.26%	1.26%	1.25%	1.25%	1.26%

Ratio of total expenses to average net assets	1.46%	1.49%	1.42%	1.43%	1.53%

Ratio of net investment loss to average net assets	(0.64)%	(0.53)%	(0.75)%	(0.72)%	(0.47)%

Portfolio turnover rate(c)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.60	$9.65	$14.41	$12.83	$10.34

Net investment loss(a)	(0.02)	(0.01)	(0.04)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	2.66	1.94	(3.21)	3.39	4.07

Total from investment operations	2.64	1.93	(3.25)	3.35	4.06

Distributions to shareholders from net investment income	–	–	–	–	(0.01)

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.50)	(0.98)	(1.51)	(1.77)	(1.57)

Net asset value, end of year	$12.74	$10.60	$9.65	$14.41	$12.83

Total Return(b)	25.80%	22.50%	(25.18)%	29.42%	44.28%

Net assets, end of year (in 000’s)	$19,961	$5,364	$3,304	$3,232	$2,758

Ratio of net expenses to average net assets	0.78%	0.81%	0.86%	0.87%	0.89%

Ratio of total expenses to average net assets	1.07%	1.10%	1.04%	1.05%	1.06%

Ratio of net investment loss to average net assets	(0.15)%	(0.07)%	(0.34)%	(0.35)%	(0.09)%

Portfolio turnover rate(c)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.66	$9.70	$14.46	$12.86	$10.37

Net investment income (loss)(a)	(0.01)	– (b)	(0.02)	(0.03)	0.01

Net realized and unrealized gain (loss)	2.68	1.94	(3.23)	3.40	4.07

Total from investment operations	2.67	1.94	(3.25)	3.37	4.08

Distributions to shareholders from net investment income	–	–	–	– (b)	(0.03)

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.50)	(0.98)	(1.51)	(1.77)	(1.59)

Net asset value, end of year	$12.83	$10.66	$9.70	$14.46	$12.86

Total Return(c)	25.94%	22.48%	(25.09)%	29.57%	44.49%

Net assets, end of year (in 000’s)	$5,426	$4,197	$3,846	$789	$509

Ratio of net expenses to average net assets	0.74%	0.75%	0.74%	0.74%	0.75%

Ratio of total expenses to average net assets	0.95%	0.99%	0.92%	0.92%	0.99%

Ratio of net investment income (loss) to average net assets	(0.12)%	(0.03)%	(0.18)%	(0.22)%	0.10%

Portfolio turnover rate(d)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$7.89	$7.47	$11.55	$10.67	$8.88

Net investment loss(a)	(0.06)	(0.04)	(0.08)	(0.09)	(0.06)

Net realized and unrealized gain (loss)	1.95	1.44	(2.49)	2.74	3.41

Total from investment operations	1.89	1.40	(2.57)	2.65	3.35

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Net asset value, end of year	$9.28	$7.89	$7.47	$11.55	$10.67

Total Return(b)	25.13%	21.92%	(25.57)%	28.74%	43.52%

Net assets, end of year (in 000’s)	$1,334	$205	$170	$213	$66

Ratio of net expenses to average net assets	1.29%	1.31%	1.36%	1.37%	1.40%

Ratio of total expenses to average net assets	1.58%	1.61%	1.54%	1.55%	1.75%

Ratio of net investment loss to average net assets	(0.69)%	(0.59)%	(0.85)%	(0.85)%	(0.66)%

Portfolio turnover rate(c)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.64	$9.68	$14.44	$12.84	$10.35

Net investment income (loss)(a)	(0.01)	– (b)	(0.03)	(0.03)	0.01

Net realized and unrealized gain (loss)	2.66	1.94	(3.22)	3.40	4.07

Total from investment operations	2.65	1.94	(3.25)	3.37	4.08

Distributions to shareholders from net investment income	–	–	–	– (b)	(0.03)

Distributions to shareholders from net realized gains	(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.50)	(0.98)	(1.51)	(1.77)	(1.59)

Net asset value, end of year	$12.79	$10.64	$9.68	$14.44	$12.84

Total Return(c)	25.79%	22.53%	(25.12)%	29.61%	44.56%

Net assets, end of year (in 000’s)	$68,320	$59,587	$60,603	$90,823	$78,539

Ratio of net expenses to average net assets	0.74%	0.75%	0.74%	0.74%	0.75%

Ratio of total expenses to average net assets	0.95%	0.99%	0.91%	0.92%	0.98%

Ratio of net investment income (loss) to average net assets	(0.12)%	(0.02)%	(0.24)%	(0.22)%	0.12%

Portfolio turnover rate(d)	39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.21	$20.84	$35.07	$29.76	$23.17

Net investment loss(a)	(0.11)	(0.09)	(0.18)	(0.22)	(0.13)

Net realized and unrealized gain (loss)	6.07	3.45	(8.75)	8.18	10.43

Total from investment operations	5.96	3.36	(8.93)	7.96	10.30

Distributions to shareholders from net realized gains	–	(3.99)	(5.30)	(2.65)	(3.71)

Net asset value, end of year	$26.17	$20.21	$20.84	$35.07	$29.76

Total Return(b)	29.49%	22.04%	(29.60)%	29.05%	51.05%

Net assets, end of year (in 000’s)	$392,777	$348,621	$324,628	$503,553	$429,267

Ratio of net expenses to average net assets	1.16%	1.22%	1.25%	1.26%	1.28%

Ratio of total expenses to average net assets	1.39%	1.42%	1.41%	1.41%	1.46%

Ratio of net investment loss to average net assets	(0.49)%	(0.50)%	(0.67)%	(0.72)%	(0.55)%

Portfolio turnover rate(c)	37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.86	$13.26	$24.46	$21.68	$17.94

Net investment loss(a)	(0.15)	(0.12)	(0.25)	(0.31)	(0.23)

Net realized and unrealized gain (loss)	3.25	1.71	(5.65)	5.74	7.68

Total from investment operations	3.10	1.59	(5.90)	5.43	7.45

Distributions to shareholders from net realized gains	–	(3.99)	(5.30)	(2.65)	(3.71)

Net asset value, end of year	$13.96	$10.86	$13.26	$24.46	$21.68

Total Return(b)	28.55%	21.09%	(30.13)%	28.13%	49.93%

Net assets, end of year (in 000’s)	$18,667	$17,229	$16,950	$27,866	$30,011

Ratio of net expenses to average net assets	1.91%	1.97%	2.00%	2.01%	2.03%

Ratio of total expenses to average net assets	2.14%	2.17%	2.16%	2.16%	2.21%

Ratio of net investment loss to average net assets	(1.24)%	(1.25)%	(1.43)%	(1.47)%	(1.31)%

Portfolio turnover rate(c)	37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$25.82	$25.38	$41.40	$34.57	$26.28

Net investment loss(a)	(0.06)	(0.05)	(0.13)	(0.16)	(0.07)

Net realized and unrealized gain (loss)	7.77	4.48	(10.59)	9.64	12.07

Total from investment operations	7.71	4.43	(10.72)	9.48	12.00

Distributions to shareholders from net realized gains	–	(3.99)	(5.30)	(2.65)	(3.71)

Net asset value, end of year	$33.53	$25.82	$25.38	$41.40	$34.57

Total Return(b)	29.86%	22.37%	(29.38)%	29.42%	51.49%

Net assets, end of year (in 000’s)	$129,278	$91,673	$97,095	$190,705	$157,267

Ratio of net expenses to average net assets	0.88%	0.93%	0.97%	0.98%	0.99%

Ratio of total expenses to average net assets	1.03%	1.06%	1.04%	1.04%	1.08%

Ratio of net investment loss to average net assets	(0.21)%	(0.22)%	(0.40)%	(0.44)%	(0.27)%

Portfolio turnover rate(c)	37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$18.94	$19.84	$33.72	$28.77	$22.56

Net investment loss(a)	(0.16)	(0.12)	(0.25)	(0.27)	(0.17)

Net realized and unrealized gain (loss)	5.70	3.21	(8.33)	7.87	10.09

Total from investment operations	5.54	3.09	(8.58)	7.60	9.92

Distributions to shareholders from net realized gains	–	(3.99)	(5.30)	(2.65)	(3.71)

Net asset value, end of year	$24.48	$18.94	$19.84	$33.72	$28.77

Total Return(b)	29.25%	21.76%	(29.76)%	28.78%	50.71%

Net assets, end of year (in 000’s)	$11,040	$8,899	$8,259	$38,670	$41,024

Ratio of net expenses to average net assets	1.38%	1.43%	1.47%	1.48%	1.49%

Ratio of total expenses to average net assets	1.53%	1.56%	1.54%	1.54%	1.58%

Ratio of net investment loss to average net assets	(0.71)%	(0.71)%	(0.93)%	(0.94)%	(0.77)%

Portfolio turnover rate(c)	37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$24.91	$24.65	$40.39	$33.79	$25.78

Net investment loss(a)	(0.07)	(0.05)	(0.13)	(0.16)	(0.08)

Net realized and unrealized gain (loss)	7.51	4.30	(10.31)	9.41	11.80

Total from investment operations	7.44	4.25	(10.44)	9.25	11.72

Distributions to shareholders from net realized gains	–	(3.99)	(5.30)	(2.65)	(3.71)

Net asset value, end of year	$32.35	$24.91	$24.65	$40.39	$33.79

Total Return(b)	29.87%	22.29%	(29.42)%	29.42%	51.40%

Net assets, end of year (in 000’s)	$30,382	$23,450	$26,044	$41,403	$48,387

Ratio of net expenses to average net assets	0.91%	0.97%	1.00%	1.01%	1.02%

Ratio of total expenses to average net assets	1.14%	1.17%	1.16%	1.16%	1.21%

Ratio of net investment loss to average net assets	(0.23)%	(0.25)%	(0.42)%	(0.47)%	(0.31)%

Portfolio turnover rate(c)	37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$25.85	$25.40	$41.43	$34.59	$26.29

Net investment loss(a)	(0.06)	(0.05)	(0.06)	(0.15)	(0.08)

Net realized and unrealized gain (loss)	7.78	4.49	(10.67)	9.64	12.09

Total from investment operations	7.72	4.44	(10.73)	9.49	12.01

Distributions to shareholders from net realized gains	–	(3.99)	(5.30)	(2.65)	(3.71)

Net asset value, end of year	$33.57	$25.85	$25.40	$41.43	$34.59

Total Return(b)	29.86%	22.38%	(29.38)%	29.44%	51.51%

Net assets, end of year (in 000’s)	$84,793	$63,365	$50,264	$3,134	$1,330

Ratio of net expenses to average net assets	0.87%	0.92%	0.94%	0.97%	0.97%

Ratio of total expenses to average net assets	1.02%	1.05%	1.04%	1.03%	1.06%

Ratio of net investment loss to average net assets	(0.20)%	(0.20)%	(0.23)%	(0.43)%	(0.28)%

Portfolio turnover rate(c)	37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$25.84	$25.40	$41.43	$34.59	$26.29

Net investment loss(a)	(0.06)	(0.05)	(0.12)	(0.15)	(0.07)

Net realized and unrealized gain (loss)	7.79	4.48	(10.61)	9.64	12.08

Total from investment operations	7.73	4.43	(10.73)	9.49	12.01

Distributions to shareholders from net realized gains	–	(3.99)	(5.30)	(2.65)	(3.71)

Net asset value, end of year	$33.57	$25.84	$25.40	$41.43	$34.59

Total Return(b)	29.91%	22.35%	(29.38)%	29.44%	51.51%

Net assets, end of year (in 000’s)	$117,991	$73,429	$95,207	$145,094	$63,555

Ratio of net expenses to average net assets	0.87%	0.92%	0.95%	0.97%	0.98%

Ratio of total expenses to average net assets	1.02%	1.05%	1.03%	1.03%	1.07%

Ratio of net investment loss to average net assets	(0.20)%	(0.20)%	(0.38)%	(0.43)%	(0.25)%

Portfolio turnover rate(c)	37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity ESG Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.55	$15.13	$18.89	$15.63	$13.59

Net investment income(a)	0.10	0.08	0.05	0.04	0.09

Net realized and unrealized gain (loss)	3.80	2.40	(3.46)	4.91	2.56

Total from investment operations	3.90	2.48	(3.41)	4.95	2.65

Distributions to shareholders from net investment income	(0.08)	(0.06)	–	(0.07)	(0.15)

Distributions to shareholders from net realized gains	–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.08)	(0.06)	(0.35)	(1.69)	(0.61)

Net asset value, end of year	$21.37	$17.55	$15.13	$18.89	$15.63

Total Return(b)	22.32%	16.46%	(18.42)%	34.66%	19.93%

Net assets, end of year (in 000’s)	$9,102	$7,855	$6,597	$7,354	$5,448

Ratio of net expenses to average net assets	1.03%	1.04%	1.03%	1.01%	1.05%

Ratio of total expenses to average net assets	2.10%	2.25%	2.23%	3.73%	3.30%

Ratio of net investment income to average net assets	0.52%	0.51%	0.31%	0.26%	0.64%

Portfolio turnover rate(c)	47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity ESG Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$16.25	$14.06	$17.71	$14.79	$12.91

Net investment loss(a)	(0.04)	(0.04)	(0.08)	(0.08)	(0.01)

Net realized and unrealized gain (loss)	3.52	2.23	(3.22)	4.62	2.41

Total from investment operations	3.48	2.19	(3.30)	4.54	2.40

Distributions to shareholders from net investment income	–	–	–	–	(0.06)

Distributions to shareholders from net realized gains	–	–	(0.35)	(1.62)	(0.46)

Total distributions	–	–	(0.35)	(1.62)	(0.52)

Net asset value, end of year	$19.73	$16.25	$14.06	$17.71	$14.79

Total Return(b)	21.42%	15.58%	(19.04)%	33.65%	18.97%

Net assets, end of year (in 000’s)	$778	$1,007	$1,402	$2,430	$1,985

Ratio of net expenses to average net assets	1.78%	1.79%	1.78%	1.76%	1.80%

Ratio of total expenses to average net assets	2.90%	3.03%	2.94%	4.46%	4.07%

Ratio of net investment loss to average net assets	(0.24)%	(0.24)%	(0.47)%	(0.49)%	(0.11)%

Portfolio turnover rate(c)	47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity ESG Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.81	$15.35	$19.13	$15.80	$13.73

Net investment income(a)	0.17	0.14	0.14	0.10	0.14

Net realized and unrealized gain (loss)	3.86	2.43	(3.53)	4.97	2.58

Total from investment operations	4.03	2.57	(3.39)	5.07	2.72

Distributions to shareholders from net investment income	(0.14)	(0.11)	(0.04)	(0.12)	(0.19)

Distributions to shareholders from net realized gains	–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.14)	(0.11)	(0.39)	(1.74)	(0.65)

Net asset value, end of year	$21.70	$17.81	$15.35	$19.13	$15.80

Total Return(b)	22.79%	16.87%	(18.13)%	35.11%	20.29%

Net assets, end of year (in 000’s)	$2,123	$1,770	$1,425	$1,921	$1,009

Ratio of net expenses to average net assets	0.67%	0.68%	0.67%	0.67%	0.70%

Ratio of total expenses to average net assets	1.74%	1.88%	1.51%	3.39%	2.99%

Ratio of net investment income to average net assets	0.88%	0.88%	0.74%	0.60%	0.99%

Portfolio turnover rate(c)	47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity ESG Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.83	$15.35	$19.14	$15.81	$13.72

Net investment income(a)	0.15	0.12	0.10	0.09	0.11

Net realized and unrealized gain (loss)	3.86	2.44	(3.51)	4.96	2.60

Total from investment operations	4.01	2.56	(3.41)	5.05	2.71

Distributions to shareholders from net investment income	(0.12)	(0.08)	(0.03)	(0.10)	(0.16)

Distributions to shareholders from net realized gains	–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.12)	(0.08)	(0.38)	(1.72)	(0.62)

Net asset value, end of year	$21.72	$17.83	$15.35	$19.14	$15.81

Total Return(b)	22.63%	16.76%	(18.22)%	34.99%	20.23%

Net assets, end of year (in 000’s)	$657	$673	$1,175	$878	$344

Ratio of net expenses to average net assets	0.78%	0.79%	0.78%	0.76%	0.85%

Ratio of total expenses to average net assets	1.85%	2.05%	1.96%	3.79%	3.75%

Ratio of net investment income to average net assets	0.78%	0.77%	0.57%	0.52%	0.76%

Portfolio turnover rate(c)	47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity ESG Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.82	$15.36	$19.14	$15.81	$13.73

Net investment income(a)	0.17	0.15	0.12	0.10	0.13

Net realized and unrealized gain (loss)	3.87	2.43	(3.51)	4.96	2.60

Total from investment operations	4.04	2.58	(3.39)	5.06	2.73

Distributions to shareholders from net investment income	(0.15)	(0.12)	(0.04)	(0.11)	(0.19)

Distributions to shareholders from net realized gains	–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.15)	(0.12)	(0.39)	(1.73)	(0.65)

Net asset value, end of year	$21.71	$17.82	$15.36	$19.14	$15.81

Total Return(b)	22.79%	16.90%	(18.13)%	35.09%	20.37%

Net assets, end of year (in 000’s)	$1,628	$1,293	$1,173	$1,199	$1,325

Ratio of net expenses to average net assets	0.66%	0.67%	0.66%	0.66%	0.71%

Ratio of total expenses to average net assets	1.73%	1.88%	1.85%	3.30%	3.84%

Ratio of net investment income to average net assets	0.89%	0.89%	0.68%	0.60%	0.96%

Portfolio turnover rate(c)	47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity ESG Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.62	$15.19	$19.01	$15.72	$13.67

Net investment income(a)	0.05	0.04	0.01	0.03	0.05

Net realized and unrealized gain (loss)	3.83	2.41	(3.48)	4.92	2.57

Total from investment operations	3.88	2.45	(3.47)	4.95	2.62

Distributions to shareholders from net investment income	(0.02)	(0.02)	–	(0.04)	(0.11)

Distributions to shareholders from net realized gains	–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.02)	(0.02)	(0.35)	(1.66)	(0.57)

Net asset value, end of year	$21.48	$17.62	$15.19	$19.01	$15.72

Total Return(b)	22.01%	16.17%	(18.62)%	34.35%	19.56%

Net assets, end of year (in 000’s)	$395	$298	$408	$482	$23

Ratio of net expenses to average net assets	1.28%	1.29%	1.28%	1.26%	1.30%

Ratio of total expenses to average net assets	2.34%	2.51%	2.48%	5.23%	3.68%

Ratio of net investment income to average net assets	0.27%	0.28%	0.06%	0.15%	0.39%

Portfolio turnover rate(c)	47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity ESG Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$17.81	$15.35	$19.13	$15.80	$13.73

Net investment income(a)	0.17	0.15	0.12	0.11	0.14

Net realized and unrealized gain (loss)	3.87	2.43	(3.51)	4.95	2.58

Total from investment operations	4.04	2.58	(3.39)	5.06	2.72

Distributions to shareholders from net investment income	(0.15)	(0.12)	(0.04)	(0.11)	(0.19)

Distributions to shareholders from net realized gains	–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.15)	(0.12)	(0.39)	(1.73)	(0.65)

Net asset value, end of year	$21.70	$17.81	$15.35	$19.13	$15.80

Total Return(b)	22.80%	16.93%	(18.14)%	35.11%	20.30%

Net assets, end of year (in 000’s)	$13,755	$10,938	$6,141	$2,963	$830

Ratio of net expenses to average net assets	0.66%	0.67%	0.66%	0.66%	0.71%

Ratio of total expenses to average net assets	1.72%	1.85%	1.85%	3.70%	3.98%

Ratio of net investment income to average net assets	0.89%	0.89%	0.72%	0.63%	0.98%

Portfolio turnover rate(c)	47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements August 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced Core Equity Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Large Cap Core Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Small/Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Strategic Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified

Goldman Sachs Technology Opportunities Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs U.S. Equity ESG Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may

89

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

90

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of August 31, 2024:

91

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Enhanced Core Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$6,645,466	$—	$—

North America	334,236,806	—	—

Investment Company	2,148,994	—	—

Total	$343,031,266	$—	$—

Large Cap Core Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$868,224	$—	$—

Europe	23,150,670	—	—

North America	1,276,521,240	—	—

Investment Company	11,242,350	—	—

Total	$1,311,782,484	$—	$—

Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$9,859,381	$—	$—

North America	870,021,758	—	—

Investment Company	18,331,907	—	—

Total	$898,213,046	$—	$—

Small Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,788,420	$—	$—

North America	129,680,568	—	—

Investment Company	1,877,227	—	—

Securities Lending Reinvestment Vehicle	2,073,871	—	—

Total	$135,420,086	$—	$—

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$29,350,460	$—	$—

North America	1,752,539,053	—	—

Investment Company	15,677,804	—	—

Securities Lending Reinvestment Vehicle	2,789,778	—	—

Total	$1,800,357,095	$—	$—

92

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Strategic Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$4,763,923	$—	$—

North America	181,185,740	—	—

Investment Company	723,465	—	—

Total	$186,673,128	$—	$—

Technology Opportunities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$19,773,601	$—	$—

North America	743,935,953	—	—

South America	15,318,134	—	—

Investment Company	5,964,907	—	—

Total	$784,992,595	$—	$—

U.S. Equity ESG Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$574,134	$—	$—

North America	27,713,863	—	—

Investment Company	100,881	—	—

Total	$28,388,878	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

93

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Enhanced Core Equity Fund	0.55%	0.50%	0.47%	0.46%	0.45%	0.55%	0.52%*

Large Cap Core Fund	0.71	0.64	0.61	0.61	0.61	0.69	0.66*

Mid Cap Growth Fund	0.92	0.92	0.83	0.79	0.77	0.92	0.81*

Small Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Small/Mid Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Strategic Growth Fund	0.71	0.64	0.61	0.59	0.58	0.71	0.71

Technology Opportunities Fund	0.94	0.85	0.80	0.79	0.77	0.94	0.85*

U.S. Equity ESG Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.55

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.52% as an annual percentage of the Enhanced Core Equity Fund, 0.66% as an annual percentage of the Large Cap Core, 0.81% as an annual percentage rate of the Mid Cap Growth and 0.85% as an annual percentage rate of the Technology Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2024.

Prior to December 29, 2023, the Enhanced Core Equity Fund did not have management fee waivers.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the fiscal year ended August 31, 2024 the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced Core Equity	$2,100

Large Cap Core	9,988

Mid Cap Growth	23,119

Small Cap Growth	2,493

Small/Mid Cap Growth	24,630

Strategic Growth	1,101

Technology Opportunities	15,300

U.S. Equity ESG	205

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended August 31, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Enhanced Core Equity Fund	$ 15,168	$ —

Large Cap Core Fund	20,313	742

Mid Cap Growth Fund	6,277	1,095

Small Cap Growth Fund	84	—

Small/Mid Cap Growth Fund	15,699	—

Strategic Growth Fund	2,115	—

Technology Opportunities Fund	9,978	973

U.S. Equity ESG Fund	459	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended August 31, 2024 the transfer agency fee waivers were as follows:

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Notes to Financial Statements (continued) August 31, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	–%	0.06%**	0.06%	0.05%	0.04%

*	These arrangements will remain in effect through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.
**	Prior to December 29, 2023, the rate for Class A, Class C, Investor and Class R Shares was 0.03% for the Large Cap Core Fund.

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.08%	0.08%	–%

*	These arrangements will remain in effect through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Enhanced Core Equity, Large Cap Core, Mid Cap Growth, Small Cap Growth, Small/ Mid Cap Growth, Strategic Growth, Technology Opportunities, and U.S. Equity ESG Funds are 0.004%, 0.004%, 0.004%, 0.024%, 0.044%, 0.004%, 0.004%, and 0.084%, respectively. These Other Expense limitations will remain in place through at least December 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Core Equity Fund	$ 50,625	$–	$552,314	$602,939

Large Cap Core Fund	449,372	481,445	488,150	1,418,967

Mid Cap Growth Fund	997,721	220,621	397,836	1,616,178

Small Cap Growth Fund	2,493	18,015	280,446	300,954

Small/Mid Cap Growth Fund	24,630	247,616	–	272,246

Strategic Growth Fund	1,101	37,976	335,429	374,506

Technology Opportunities Fund	722,863	330,471	353,031	1,406,365

U.S. Equity ESG Fund	205	–	274,586	274,791

G. Line of Credit Facility — As of August 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended August 31, 2024, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Enhanced Core Equity Fund	Goldman Sachs Large Cap Core Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Small Cap Growth Fund

Brokerage commissions paid	$2,406	$62,055	$49,930	$2,055

	Goldman Sachs Small/Mid Cap Growth Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs Technology Opportunities Fund	Goldman Sachs U.S. Equity ESG Fund

Brokerage commissions paid	$52,715	$545	$18,178	$429

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares for the fiscal year ended August 31, 2024.

Enhanced Core Equity Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$346,974	$69,237,490	$(67,435,470)	$2,148,994	2,148,994	$72,358

Large Cap Core Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	5,257,679	99,723,556	(93,738,885)	11,242,350	11,242,350	336,292

Mid Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	13,928,891	234,306,639	(229,903,623)	18,331,907	18,331,907	758,809

Small Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,120,998	80,368,344	(79,612,115)	1,877,227	1,877,227	81,847

Small/Mid Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	6,074,506	512,329,727	(502,726,429)	15,677,804	15,677,804	809,016

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Notes to Financial Statements (continued) August 31, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Strategic Growth Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$–	$20,095,878	$(19,372,413)	$723,465	723,465	$36,082

Technology Opportunities Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	9,421,313	127,731,488	(131,187,894)	5,964,907	5,964,907	508,969

U.S. Equity ESG Fund

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	142,769	2,212,088	(2,253,976)	100,881	100,881	7,008

As of August 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class C	Class R	Class R6

Small Cap Growth	16%	–%	86%

U.S. Equity ESG	–	9	–

5. PORT FOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended August 31, 2024, were as follows:

Fund	Purchases	Sales

Enhanced Core Equity Fund	$203,840,442	$152,404,371

Large Cap Core Fund	725,548,518	880,102,946

Mid Cap Growth Fund	547,326,805	664,283,100

Small Cap Growth Fund	123,393,161	49,384,118

Small/Mid Cap Growth Fund	1,236,332,461	1,626,039,102

Strategic Growth Fund	62,376,746	61,753,521

Technology Opportunities Fund	253,706,320	274,815,047

U.S. Equity ESG Fund	11,951,034	12,552,008

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended August 31, 2024.

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024

Enhanced Core Equity Fund	$—	$3,946,602	$(3,946,602)	$—

Large Cap Core Fund	—	54,029,564	(54,029,564)	—

Mid Cap Growth Fund	—	66,736,528	(66,736,528)	—

Small Cap Growth Fund	242,183	10,073,386	(8,241,698)	2,073,871

Small/Mid Cap Growth Fund	—	197,007,498	(194,217,720)	2,789,778

Strategic Growth Fund	—	3,482,967	(3,482,967)	—

Technology Opportunities Fund	—	59,830,626	(59,830,626)	—

U.S. Equity ESG Fund	—	307,775	(307,775)	—

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2024

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Distributions paid from:

Ordinary Income	$653,252	$5,255,920	$—	$—	$—

Long-term capital gains	603,427	1,256,672	—	—	—

Total taxable distributions	$1,256,679	$6,512,592	$—	$—	$—

			Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Distributions paid from:

Ordinary Income			$—	$—	$159,690

Long-term capital gains			7,120,721	—	—

Total taxable distributions			$7,120,721	$—	$159,690

The tax character of distributions paid during the fiscal year ended August 31, 2023 were as follows:

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Distributions paid from:

Ordinary Income	$418,161	$4,629,044	$—	$—	$—

Long-term capital gains	1,432,777	79,822,220	64,995,015	—	—

Total taxable distributions	$1,850,438	$84,451,264	$64,995,015	$—	$—

			Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Distributions paid from:

Ordinary Income			$—	$—	$120,855

Long-term capital gains			13,243,148	100,631,111	—

Total taxable distributions			$13,243,148	$100,631,111	$120,855

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

7. TAX INFORMATION (continued)

As of August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Enhanced Core Equity Fund	Large Cap Core Fund*	Mid Cap Growth Fund*	Small Cap Growth Fund*	Small/Mid Cap Growth Fund*

Undistributed ordinary income — net	$3,623,324	$34,280,116	$1,457,851	$—	$—

Undistributed long-term capital gains	2,551,291	99,483,785	76,111,511	—	—

Total undistributed earnings	$6,174,615	$133,763,901	$77,569,362	$—	$—

Capital loss carryforwards:

Perpetual Short-Term	—	—	—	(2,355,978)	(22,925,446)

Timing differences — (Qualified late Year Loss Deferral and Post October Losses)	(484)	(3,519)	(2,204,376)	(1,676,936)	(6,200,923)

Unrealized gains (losses) — net	104,601,726	547,856,589	170,357,264	22,556,054	422,188,707

Total accumulated earnings (losses) — net	$110,775,857	$681,616,971	$245,722,250	$18,523,140	$393,062,338

			Strategic Growth Fund	Technology Opportunities Fund*	U.S. Equity ESG Fund*

Undistributed ordinary income — net			$2,062,620	$—	$140,320

Undistributed long-term capital gains			11,016,195	28,904,877	—

Total undistributed earnings			$13,078,815	$28,904,877	$140,320

Capital loss carryforwards:

Perpetual Short-Term			—	—	(221,627)

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)			(232,463)	(1,887,949)	—

Unrealized gains (losses) — net			106,221,355	375,504,356	9,057,166

Total accumulated earnings (losses) — net			$119,067,707	$402,521,284	$8,975,859

*

The Large Cap Core Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund, Technology Opportunities Fund, and U.S. Equity ESG Fund utilized $2,135,591, $10,980,786, $836,476, $78,426,424, $33,630,445, and $1,274,956 of capital losses in the current fiscal year, respectively.

As of August 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund

Tax Cost	$238,429,540	$763,925,895	$727,855,782	$112,864,032

Gross unrealized gain	108,216,298	561,610,468	194,859,108	26,114,520

Gross unrealized loss	(3,614,572)	(13,753,879)	(24,501,844)	(3,558,466)

Net unrealized gain (loss)	$104,601,726	$547,856,589	$170,357,264	$22,556,054

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Notes to Financial Statements (continued) August 31, 2024

7. TAX INFORMATION (continued)

	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Tax Cost	$1,378,168,388	$80,451,772	$409,488,239	$19,331,712

Gross unrealized gain	450,052,194	107,998,902	386,235,024	9,436,689

Gross unrealized loss	(27,863,487)	(1,777,547)	(10,730,668)	(379,523)

Net unrealized gain (loss)	$422,188,707	$106,221,355	$375,504,356	$9,057,166

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from net operating losses and wash sale merger adjustments.

Fund	Paid in Capital	Total Distributable Earnings

Goldman Sachs Enhanced Core Equity Fund	$138,181	$(138,181)

Goldman Sachs Small Cap Growth Fund	(138,286)	138,286

Goldman Sachs Small/Mid Cap Growth Fund	(8,799,342)	8,799,342

Goldman Sachs Technology Opportunities Fund	(2,288,542)	2,288,542

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

8. OTHER RISKS (continued)

exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Issuer Concentration Risk — Under normal circumstances, the U.S. Equity ESG Fund intends to invest in up to approximately 50 companies. As a result of the relatively small number of issuers in which the Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more

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Notes to Financial Statements (continued) August 31, 2024

8. OTHER RISKS (continued)

susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund’s name changed to “Goldman Sachs Enhanced Core Equity Fund.”

Mergers and Reorganizations — Pursuant to an Agreement and Plan of Reorganization (a “Reorganization Agreement”) between the Goldman Sachs Concentrated Growth Fund (the “Acquired Fund”), and the Goldman Sachs Enhanced Core Equity Fund (the “Survivor Fund”), as of the close of business on April 26, 2024, all of the assets and liabilities of each share class of the Acquired Fund were transferred to the Survivor Fund in exchange for shares of the Survivor Fund having an aggregate NAV equal to the NAV of such Acquired Fund as of the time of valuation specified in the applicable Reorganization Agreement, which were then distributed to shareholders of record of such Acquired Fund in a tax-free exchange (the “Reorganization”) as follows:

Acquired Fund/Survivor Fund	Exchanged Shares of Survivor Fund Issued	Value of Exchanged Shares	Acquired Fund’s Shares Outstanding as of April 26, 2024

Goldman Sachs Concentrated Growth Fund, Class A/Goldman Sachs Enhanced Core Equity Fund, Class A	566,122	$10,190,216	1,489,594

Goldman Sachs Concentrated Growth Fund, Class C/Goldman Sachs Enhanced Core Equity Fund, Class C	56,689	825,382	212,840

Goldman Sachs Concentrated Growth Fund, Institutional Class/Goldman Sachs Enhanced Core Equity Fund, Institutional Class	644,089	12,843,152	1,975,324

Goldman Sachs Concentrated Growth Fund, Investor Class/Goldman Sachs Enhanced Core Equity Fund, Investor Class	404,491	7,863,301	1,252,064

Goldman Sachs Concentrated Growth Fund, Class R6/Goldman Sachs Enhanced Core Equity Fund, Class R6	109,754	2,183,009	1,085,109

Goldman Sachs Concentrated Growth Fund, Class P/Goldman Sachs Enhanced Core Equity Fund, Class P	7,196,373	143,279,791	10,595,877

The following chart shows Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized depreciation:

Acquired Fund/Survivor Fund	Survivor Fund’s Aggregate Net Assets before acquisition	Acquired Fund’s Aggregate Net Assets before acquisition	Survivor Fund’s Aggregate Net Assets immediately after acquisition	Acquired Fund’s Unrealized Appreciation (Depreciation)(1)	Acquired Fund’s Capital Loss Carryforward(2)

GS Concentrated Growth Fund/GS Enhanced Core Equity Fund	$149,426,451	$177,184,851	$326,611,302	$50,826,111	$(1,338,300)

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

10. OTHER MATTERS (continued)

(1) The Survivor Fund has elected to carry forward the assets of the Acquired Fund at the Acquired Fund’s historical cost basis for purposes of measuring unrealized depreciation and future realized gain or loss of those acquired assets.

(2) Due to Fund reorganization, utilization of acquired losses may be substantially limited under the Code.

Pro-Forma Financial Information (Unaudited)

Assuming the acquisition had been completed on September 1, 2023, the Survivor Fund’s pro-forma results of operations for the fiscal year ended August 31, 2024 are as follows:

Net investment income	$1,232,199	(a)

Net realized and unrealized loss on investments	$(3,367,831	)(b)

Net decrease in net assets from operations	$(2,135,632)

(a) $1,448,925 net investment income as reported at August 31, 2024, minus $216,726 from Acquired Fund pre-merger net investment income.

(b) $4,501,145 realized gain as reported at August 31, 2024, plus $91,905,623 pro-forma August 31, 2024 unrealized appreciation, minus $48,948,488 net realized gain as reported at April 26, 2024, minus $50,826,111 in net unrealized gain from Acquired Fund pre-merger.

Because the combined Survivor Fund has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Survivor Fund’s Statement of Operations since April 26, 2024.

11. SUBSEQUENT EVENTS

All other subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

105

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Notes to Financial Statements (continued) August 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Core Equity Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	433,517	$7,596,439	843,738	$12,409,214
Proceeds received in connection with merger	566,122	7,267,116	—	—
Reinvestment of distributions	7,960	131,977	23,089	320,512
Shares redeemed	(794,116)	(13,271,542)	(108,814)	(1,584,569)

	213,483	1,723,990	758,013	11,145,157

Class C Shares
Shares sold	90,259	1,216,401	42,180	527,861
Proceeds received in connection with merger	56,689	588,618	—	—
Reinvestment of distributions	1,436	19,266	3,325	37,776
Shares redeemed	(40,882)	(578,395)	(24,137)	(283,704)

	107,502	1,245,890	21,368	281,933

Institutional Shares
Shares sold	1,715,477	32,861,953	537,497	8,519,739
Proceeds received in connection with merger	644,089	9,159,047	—	—
Reinvestment of distributions	12,285	226,373	28,628	438,748
Shares redeemed	(953,914)	(18,947,960)	(409,710)	(6,418,090)

	1,417,937	23,299,413	156,415	2,540,397

Investor Shares
Shares sold	1,152,688	21,216,633	299,781	5,019,672
Proceeds received in connection with merger	404,491	5,607,685	—	—
Reinvestment of distributions	7,468	134,118	206	3,084
Shares redeemed	(868,486)	(17,252,187)	(10,291)	(167,411)

	696,161	9,706,249	289,696	4,855,345

Class R6 Shares
Shares sold	938,317	17,926,035	366,119	6,151,144
Proceeds received in connection with merger	109,754	1,556,805	—	—
Reinvestment of distributions	7,728	141,950	4,742	72,502
Shares redeemed	(315,915)	(6,283,569)	(92,148)	(1,445,441)

	739,884	13,341,221	278,713	4,778,205

Class R Shares
Shares sold	20,181	320,593	7,048	95,975
Reinvestment of distributions	109	1,705	35	460
Shares redeemed	(396)	(5,862)	(2)	(25)

	19,894	316,436	7,081	96,410

Class P Shares
Shares sold	2,293,560	42,648,200	137,552	2,179,611
Proceeds received in connection with merger	7,196,373	102,179,469	—	—
Reinvestment of distributions	32,711	601,291	63,896	977,357
Shares redeemed	(882,766)	(18,183,675)	(242,398)	(3,586,914)

	8,639,878	127,245,285	(40,950)	(429,946)

NET INCREASE IN SHARES	11,834,739	$176,878,484	1,470,336	$23,267,501

106

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Core Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	600,244	$18,201,403	598,659	$15,501,905
Reinvestment of distributions	127,059	3,750,614	2,255,272	56,134,192
Shares redeemed	(2,591,926)	(80,342,140)	(2,664,917)	(68,519,802)

	(1,864,623)	(58,390,123)	189,014	3,116,295

Class C Shares
Shares sold	257,880	3,901,346	195,403	2,479,859
Reinvestment of distributions	6,947	99,253	187,167	2,277,760
Shares redeemed	(279,523)	(4,111,249)	(338,778)	(4,309,165)

	(14,696)	(110,650)	43,792	448,454

Institutional Shares
Shares sold	694,738	25,707,667	710,332	22,066,254
Reinvestment of distributions	18,223	647,206	184,800	5,524,687
Shares redeemed	(555,951)	(20,816,856)	(825,370)	(25,317,985)

	157,010	5,538,017	69,762	2,272,956

Service Shares
Shares sold	1,375	38,095	18,402	411,362
Reinvestment of distributions	103	2,826	1,610	37,336
Shares redeemed	(13,716)	(462,752)	(3,102)	(79,217)

	(12,238)	(421,831)	16,910	369,481

Investor Shares
Shares sold	650,961	20,580,932	769,807	21,876,661
Reinvestment of distributions	10,825	329,411	111,603	2,864,034
Shares redeemed	(518,879)	(16,463,414)	(829,362)	(21,770,606)

	142,907	4,446,929	52,048	2,970,089

Class R6 Shares
Shares sold	204,137	7,502,033	236,578	7,328,876
Reinvestment of distributions	16,599	588,710	181,282	5,409,816
Shares redeemed	(2,504,814)	(100,872,820)	(336,410)	(10,379,420)

	(2,284,078)	(92,782,077)	81,450	2,359,272

Class R Shares
Shares sold	55,770	1,592,092	40,837	975,554
Reinvestment of distributions	942	25,606	29,757	683,306
Shares redeemed	(63,479)	(1,790,318)	(75,965)	(1,775,346)

	(6,767)	(172,620)	(5,371)	(116,486)

Class P Shares
Shares sold	344,332	12,854,707	174,926	5,229,990
Reinvestment of distributions	22,850	809,996	254,067	7,579,703
Shares redeemed	(225,447)	(8,303,767)	(393,322)	(12,000,619)

	141,735	5,360,936	35,671	809,074

NET INCREASE (DECREASE) IN SHARES	(3,740,750)	$(136,531,419)	483,276	$12,229,135

107

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Notes to Financial Statements (continued) August 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,597,097	$18,081,820	2,194,971	$23,239,944
Reinvestment of distributions	—	—	2,082,022	21,528,113
Shares redeemed	(4,846,502)	(56,079,031)	(5,505,296)	(57,901,918)

	(3,249,405)	(37,997,211)	(1,228,303)	(13,133,861)

Class C Shares
Shares sold	69,088	1,252,183	83,219	1,381,779
Reinvestment of distributions	—	—	36,639	608,206
Shares redeemed	(168,102)	(3,094,303)	(301,568)	(5,031,162)

	(99,014)	(1,842,120)	(181,710)	(3,041,177)

Institutional Shares
Shares sold	1,652,001	30,811,781	2,110,692	35,711,131
Reinvestment of distributions	—	—	896,983	15,132,108
Shares redeemed	(4,166,163)	(77,041,191)	(5,523,469)	(94,241,708)

	(2,514,162)	(46,229,410)	(2,515,794)	(43,398,469)

Service Shares
Shares sold	908,481	8,862,983	322,700	2,821,775
Reinvestment of distributions	—	—	251,465	2,167,628
Shares redeemed	(1,136,175)	(10,263,050)	(400,695)	(3,512,490)

	(227,694)	(1,400,067)	173,470	1,476,913

Investor Shares
Shares sold	2,224,354	30,779,372	818,901	10,191,197
Reinvestment of distributions	—	—	436,410	5,328,564
Shares redeemed	(1,244,426)	(16,930,269)	(1,336,771)	(16,471,411)

	979,928	13,849,103	(81,460)	(951,650)

Class R6 Shares
Shares sold	1,615,561	30,217,837	2,035,299	34,451,427
Reinvestment of distributions	—	—	618,862	10,458,767
Shares redeemed	(2,854,373)	(54,628,749)	(3,276,613)	(54,232,479)

	(1,238,812)	(24,410,912)	(622,452)	(9,322,285)

Class R Shares
Shares sold	418,633	3,980,542	451,512	3,979,734
Reinvestment of distributions	—	—	399,938	3,447,462
Shares redeemed	(877,893)	(8,396,079)	(937,376)	(8,266,468)

	(459,260)	(4,415,537)	(85,926)	(839,272)

Class P Shares
Shares sold	14,914	265,447	325,041	5,302,675
Reinvestment of distributions	—	—	138,145	2,336,037
Shares redeemed	(510,633)	(9,689,787)	(965,908)	(16,601,647)

	(495,719)	(9,424,340)	(502,722)	(8,962,935)

NET DECREASE IN SHARES	(7,304,138)	$(111,870,494)	(5,044,897)	$(78,172,736)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	70,182	$967,290	58,537	$706,438

Shares redeemed	(27,537)	(345,224)	(52,282)	(619,357)

	42,645	622,066	6,255	87,081

Class C Shares

Shares sold	31,040	407,804	3,944	45,019

Shares redeemed	(2,152)	(29,074)	(951)	(9,943)

	28,888	378,730	2,993	35,076

Institutional Shares

Shares sold	860,573	11,046,403	616,396	6,953,831

Shares redeemed	(864,254)	(10,912,323)	(463,206)	(5,148,825)

	(3,681)	134,080	153,190	1,805,006

Investor Shares

Shares sold	5,572,724	75,832,331	416,252	5,000,039

Shares redeemed	(295,630)	(4,161,974)	(573)	(7,040)

	5,277,094	71,670,357	415,679	4,992,999

Class R6 Shares

Shares sold	395	5,220	554	6,077

Shares redeemed	(3)	(45)	(4)	(45)

	392	5,175	550	6,032

Class R Shares*

Shares sold	—	—	—	—

Shares redeemed	—	—	(5,984)	(72,227)

	—	—	(5,984)	(72,227)

Class P Shares

Shares sold	851,560	$11,155,374	680,601	$7,628,685

Shares redeemed	(648,252)	(8,167,957)	(647,812)	(7,131,670)

	203,308	2,987,417	32,789	497,015

NET INCREASE IN SHARES	5,548,646	$75,797,825	605,472	$7,350,982

*	At the close of business on July 14, 2023, Class R Shares of the Goldman Sachs Small Cap Growth Fund were terminated.

	Small/Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,445,426	$27,864,882	1,710,722	$29,535,985

Shares redeemed	(3,247,279)	(62,020,947)	(3,786,236)	(65,178,159)

	(1,801,853)	(34,156,065)	(2,075,514)	(35,642,174)

109

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Notes to Financial Statements (continued) August 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	134,613	$1,813,979	342,229	$4,133,974

Shares redeemed	(2,855,479)	(39,334,109)	(1,959,542)	(23,637,550)

	(2,720,866)	(37,520,130)	(1,617,313)	(19,503,576)

Institutional Shares

Shares sold	5,262,391	115,830,573	6,666,890	132,515,782

Shares redeemed	(11,451,696)	(255,823,344)	(12,167,338)	(241,397,817)

	(6,189,305)	(139,992,771)	(5,500,448)	(108,882,035)

Service Shares

Shares sold	20,437	326,849	12,602	209,145

Shares redeemed	(19,468)	(340,157)	(20,301)	(340,149)

	969	(13,308)	(7,699)	(131,004)

Investor Shares

Shares sold	2,385,884	49,840,378	4,144,372	77,758,694

Shares redeemed	(6,854,149)	(142,397,564)	(9,717,900)	(182,799,915)

	(4,468,265)	(92,557,186)	(5,573,528)	(105,041,221)

Class R6 Shares

Shares sold	1,036,287	23,386,571	1,374,923	27,675,512

Shares redeemed	(2,708,290)	(60,967,970)	(2,112,790)	(42,295,451)

	(1,672,003)	(37,581,399)	(737,867)	(14,619,939)

Class R Shares

Shares sold	82,405	1,426,696	127,033	2,042,036

Shares redeemed	(218,357)	(3,955,509)	(201,612)	(3,227,010)

	(135,952)	(2,528,813)	(74,579)	(1,184,974)

Class P Shares

Shares sold	1,689,578	38,314,985	3,073,051	61,235,735

Shares redeemed	(3,685,855)	(79,299,966)	(5,146,665)	(101,530,588)

	(1,996,277)	(40,984,981)	(2,073,614)	(40,294,853)

NET DECREASE IN SHARES	(18,983,552)	$(385,334,653)	(17,660,562)	$(325,299,776)

	Strategic Growth Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	262,456	$2,355,173	322,158	$2,412,093

Reinvestment of distributions	209,259	1,791,257	498,747	3,451,328

Shares redeemed	(849,362)	(7,734,746)	(974,825)	(7,441,585)

	(377,647)	(3,588,316)	(153,920)	(1,578,164)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	66,515	$850,077	33,157	$347,038

Reinvestment of distributions	8,378	98,698	18,885	178,463

Shares redeemed	(47,168)	(582,000)	(53,123)	(534,528)

	27,725	366,775	(1,081)	(9,027)

Institutional Shares

Shares sold	699,687	7,721,406	1,103,806	9,656,953

Reinvestment of distributions	180,125	1,932,748	385,457	3,295,656

Shares redeemed	(792,064)	(8,971,083)	(1,710,461)	(15,689,694)

	87,748	683,071	(221,198)	(2,737,085)

Service Shares

Shares sold	23,437	205,616	64,325	510,634

Reinvestment of distributions	7,299	59,705	9,933	65,953

Shares redeemed	(41,836)	(394,322)	(23,463)	(165,647)

	(11,100)	(129,001)	50,795	410,940

Investor Shares

Shares sold	1,218,232	15,255,998	367,583	3,472,809

Reinvestment of distributions	23,628	251,168	24,375	206,704

Shares redeemed	(180,712)	(2,135,941)	(228,216)	(2,170,730)

	1,061,148	13,371,225	163,742	1,508,783

Class R6 Shares

Shares sold	63,659	734,077	33,887	312,753

Reinvestment of distributions	17,601	188,325	40,515	345,591

Shares redeemed	(51,826)	(623,172)	(77,324)	(713,994)

	29,434	299,230	(2,922)	(55,650)

Class R Shares

Shares sold	116,761	1,078,747	2,000	13,753

Reinvestment of distributions	1,662	12,914	3,494	22,119

Shares redeemed	(587)	(4,426)	(2,326)	(15,478)

	117,836	1,087,235	3,168	20,394

Class P Shares

Shares sold	225,944	2,600,807	585,456	5,071,379

Reinvestment of distributions	248,174	2,650,500	636,399	5,415,754

Shares redeemed	(736,105)	(8,267,516)	(1,882,177)	(17,151,643)

	(261,987)	(3,016,209)	(660,322)	(6,664,510)

NET INCREASE (DECREASE) IN SHARES	673,157	$9,074,010	(821,738)	$(9,104,319)

111

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,353,549	$32,115,350	1,913,042	$33,536,147

Reinvestment of distributions	—	—	3,552,465	54,779,008

Shares redeemed	(3,596,393)	(82,549,207)	(3,789,907)	(65,364,768)

	(2,242,844)	(50,433,857)	1,675,600	22,950,387

Class C Shares

Shares sold	144,142	1,783,521	165,415	1,711,923

Reinvestment of distributions	—	—	560,074	4,665,417

Shares redeemed	(393,305)	(4,934,566)	(417,571)	(4,297,788)

	(249,163)	(3,151,045)	307,918	2,079,552

Institutional Shares

Shares sold	1,331,071	39,746,153	903,875	20,273,907

Reinvestment of distributions	—	—	628,475	12,349,543

Shares redeemed	(1,026,041)	(30,232,023)	(1,807,617)	(39,213,652)

	305,030	9,514,130	(275,267)	(6,590,202)

Service Shares

Shares sold	160,770	3,556,079	128,332	2,177,721

Reinvestment of distributions	—	—	104,455	1,511,457

Shares redeemed	(179,518)	(3,954,027)	(179,205)	(3,081,215)

	(18,748)	(397,948)	53,582	607,963

Investor Shares

Shares sold	395,953	12,903,359	217,621	4,637,208

Reinvestment of distributions	—	—	200,217	3,798,122

Shares redeemed	(397,914)	(11,742,511)	(533,249)	(11,276,734)

	(1,961)	1,160,848	(115,411)	(2,841,404)

Class R6 Shares

Shares sold	305,923	9,430,046	261,517	6,203,937

Reinvestment of distributions	—	—	408,413	8,037,564

Shares redeemed	(231,640)	(6,990,839)	(197,512)	(4,235,913)

	74,283	2,439,207	472,418	10,005,588

Class P Shares

Shares sold	1,011,818	29,048,378	726,632	15,704,505

Reinvestment of distributions	—	—	522,911	10,285,667

Shares redeemed	(337,927)	(10,363,331)	(2,156,999)	(47,994,446)

	673,891	18,685,047	(907,456)	(22,004,274)

NET INCREASE (DECREASE) IN SHARES	(1,459,512)	$(22,183,618)	1,211,384	$4,207,610

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity ESG Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	41,430	$768,219	63,036	$1,006,562

Reinvestment of distributions	2,066	37,570	1,820	27,864

Shares redeemed	(65,099)	(1,233,143)	(53,326)	(866,250)

	(21,603)	(427,354)	11,530	168,176

Class C Shares

Shares sold	3,639	68,136	3,591	53,271

Shares redeemed	(26,135)	(452,319)	(41,358)	(600,664)

	(22,496)	(384,183)	(37,767)	(547,393)

Institutional Shares

Shares sold	14,251	273,358	17,941	301,021

Reinvestment of distributions	753	13,873	668	10,348

Shares redeemed	(16,516)	(322,558)	(12,106)	(196,979)

	(1,512)	(35,327)	6,503	114,390

Investor Shares

Shares sold	2,232	39,591	3,356	56,997

Reinvestment of distributions	263	4,859	236	3,657

Shares redeemed	(10,009)	(209,318)	(42,375)	(670,197)

	(7,514)	(164,868)	(38,783)	(609,543)

Class R6 Shares

Shares sold	15,074	277,490	18,023	293,189

Reinvestment of distributions	588	10,833	559	8,673

Shares redeemed	(13,251)	(246,734)	(22,364)	(359,651)

	2,411	41,589	(3,782)	(57,789)

Class R Shares

Shares sold	1,517	28,982	4,058	67,039

Reinvestment of distributions	14	261	41	624

Shares redeemed	(94)	(1,811)	(14,051)	(239,108)

	1,437	27,432	(9,952)	(171,445)

Class P Shares

Shares sold	81,635	1,514,198	273,158	4,293,027

Reinvestment of distributions	4,984	91,767	4,496	69,687

Shares redeemed	(66,712)	(1,318,272)	(63,635)	(1,059,206)

	19,907	287,693	214,019	3,303,508

NET INCREASE (DECREASE) IN SHARES	(29,370)	$(655,018)	141,768	$2,199,904

113

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Enhanced Core Equity Fund (formerly Goldman Sachs Flexible Cap Fund), Goldman Sachs Large Cap Core Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Technology Opportunities Fund, and Goldman Sachs U.S. Equity ESG Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Enhanced Core Equity Fund (formerly Goldman Sachs Flexible Cap Fund), Goldman Sachs Large Cap Core Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Technology Opportunities Fund, and Goldman Sachs U.S. Equity ESG Fund (eight of the Funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Enhanced Core Equity Fund, Goldman Sachs Large Cap Core Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Technology Opportunities Fund, and Goldman Sachs U.S. Equity ESG Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data

116

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Enhanced Core Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the former Goldman Sachs Flexible Cap Fund had been renamed as the Enhanced Core Equity Fund in 2023. The Trustees noted that the Large Cap Core Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2024. They observed that the former Goldman Sachs Capital Growth Fund had been repositioned as the Large Cap Core Fund in 2022, which involved changes to the Fund’s investment strategy and name. They considered that the Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five-year period and in the third quartile for the one-, three-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees observed that the Small Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and outperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2024. They noted that the Small/Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees observed that the Strategic Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods and in the third quartile for the one- and three-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the Technology Opportunities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees noted that the U.S. Equity ESG Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the five- and ten-year periods and in the fourth quartile for the one- and three-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the former Goldman Sachs Blue Chip Fund had been repositioned as the U.S. Equity ESG Fund in 2020, which involved changes to the Fund’s investment strategy and portfolio management, as well as the Fund’s name.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund

First $1 billion	0.55%	0.71%	0.92%	0.85%

Next $1 billion	0.50	0.64	0.92	0.85

Next $3 billion	0.47	0.61	0.83	0.77

Next $3 billion	0.46	0.61	0.79	0.73

Over $8 billion	0.45	0.61	0.77	0.71

Average Daily Net Assets	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

First $1 billion	0.85%	0.71%	0.94%	0.55%

Next $1 billion	0.85	0.64	0.85	0.50

Next $3 billion	0.77	0.61	0.80	0.47

Next $3 billion	0.73	0.59	0.79	0.46

Over $8 billion	0.71	0.58	0.77	0.45

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Enhanced Core Equity Fund, Mid Cap Growth Fund, Technology Opportunities Fund, and Large Cap Core Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Large Cap Core Fund’s, Mid Cap Growth Fund’s, Small Cap Growth Fund’s, Small/Mid Cap Growth Fund’s, Strategic Growth Fund’s, and Technology Opportunities Fund’s Class A, Class C, Investor, and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Large Cap Core Fund and Mid Cap Growth Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Goldman Sachs Trust — Fundamental Equity Growth Funds — Tax Information (Unaudited)

For the year ended August 31, 2024, 88.10%, 76.88%, and 100% of the dividends paid from net investment company taxable income by the Enhanced Core Equity, Large Cap Core, and U.S. Equity ESG Funds, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Enhanced Core Equity, Large Cap Core, and Strategic Growth Funds designate $603,427, $1,256,672, and $7,120,721 respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the year ended August 31, 2024.

For the year ended August 31, 2024, 100.00%, 100.00%, and 100.00% of the dividends paid from net investment company taxable income by the Enhanced Core Equity, Large Cap Core, and U.S. Equity ESG Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2024, the Enhanced Core Equity Fund designates $212,315 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

123

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 (C) 2024 Goldman Sachs. All rights reserved. EQGRWAR-24

Goldman Sachs Funds Annual Financial Statements August 31, 2024 Goldman Sachs Fundamental Equity Value Funds Goldman Sachs Equity Income Fund Goldman Sachs Focused Value Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Value Fund Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Fundamental Equity Value Funds

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.7%

Aerospace & Defense – 2.5%
35,332	General Electric Co.	$6,169,674
17,160	L3Harris Technologies, Inc.	4,061,257

		10,230,931

Air Freight & Logistics – 1.1%
36,153	United Parcel Service, Inc., Class B	4,647,468

Banks – 8.5%
217,839	Bank of America Corp.	8,876,939
99,804	Citigroup, Inc.	6,251,723
151,629	Huntington Bancshares, Inc.	2,269,886
76,095	JPMorgan Chase & Co.	17,106,156

		34,504,704

Beverages – 2.6%
100,343	Coca-Cola Co. (The)	7,271,857
38,069	Coca-Cola Europacific Partners PLC (United Kingdom)	3,064,174

		10,336,031

Biotechnology – 1.4%
17,481	Amgen, Inc.	5,835,682

Capital Markets – 6.0%
3,438	BlackRock, Inc.	3,100,423
40,703	Blackstone, Inc.	5,794,479
37,861	KKR & Co., Inc.	4,686,056
51,038	Morgan Stanley	5,288,047
72,726	Nasdaq, Inc.	5,242,090

		24,111,095

Chemicals – 2.5%
21,043	Linde PLC	10,063,815

Commercial Services & Supplies – 1.3%
25,213	Republic Services, Inc.	5,249,599

Communications Equipment – 1.7%
139,195	Cisco Systems, Inc.	7,034,915

Consumer Finance – 1.7%
26,778	American Express Co.	6,926,130

Consumer Staples Distribution & Retail – 2.4%
126,171	Walmart, Inc.	9,744,186

Diversified Telecommunication Services – 1.6%
316,108	AT&T, Inc.	6,290,549

Electric Utilities – 1.7%
47,191	NextEra Energy, Inc.	3,799,347
49,402	Xcel Energy, Inc.	3,024,885

		6,824,232

Electrical Equipment – 1.8%
24,211	Eaton Corp. PLC	7,431,082

Financial Services – 1.0%
14,616	Visa, Inc., Class A	4,039,424

Food Products – 1.7%
36,439	General Mills, Inc.	2,634,176
123,910	Kraft Heinz Co. (The)	4,390,131

		7,024,307

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – 0.9%
14,412	Norfolk Southern Corp.	$3,691,778

Health Care Equipment & Supplies – 2.4%
57,632	Abbott Laboratories	6,527,977
29,337	Zimmer Biomet Holdings, Inc.	3,387,250

		9,915,227

Health Care Providers & Services – 2.7%
48,930	CVS Health Corp.	2,800,753
13,679	UnitedHealth Group, Inc.	8,073,346

		10,874,099

Health Care REITs – 0.9%
157,199	Healthpeak Properties, Inc. REIT	3,502,394

Hotels, Restaurants & Leisure – 1.6%
22,229	McDonald’s Corp.	6,416,623

Household Products – 2.0%
48,103	Procter & Gamble Co. (The)	8,251,589

Industrial Conglomerates – 1.5%
28,029	Honeywell International, Inc.	5,827,509

Insurance – 3.3%
18,162	Allstate Corp. (The)	3,431,528
24,089	Marsh & McLennan Cos., Inc.	5,480,489
18,065	Progressive Corp. (The)	4,555,993

		13,468,010

Interactive Media & Services – 3.0%
73,418	Alphabet, Inc., Class A	11,995,033

IT Services – 2.0%
11,286	Accenture PLC, Class A (Ireland)	3,859,247
20,321	International Business Machines Corp.	4,107,484

		7,966,731

Life Sciences Tools & Services – 1.7%
25,419	Danaher Corp.	6,845,591

Machinery – 3.2%
16,394	Caterpillar, Inc.	5,837,903
16,515	Illinois Tool Works, Inc.	4,181,268
30,607	Stanley Black & Decker, Inc.	3,132,933

		13,152,104

Media – 1.6%
56,524	New York Times Co. (The), Class A	3,104,863
32,493	Omnicom Group, Inc.	3,263,272

		6,368,135

Metals & Mining – 1.3%
80,225	Rio Tinto PLC ADR (Australia)	5,075,836

Multi-Utilities – 3.2%
47,653	Ameren Corp.	3,931,849
56,013	CMS Energy Corp.	3,801,042
38,016	Dominion Energy, Inc.	2,125,094
49,146	National Grid PLC ADR (United Kingdom)	3,273,124

		13,131,109

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 6.8%
57,204	ConocoPhillips	$6,509,243
36,693	EOG Resources, Inc.	4,726,792
107,146	Exxon Mobil Corp.	12,636,799
51,631	Shell PLC ADR	3,699,878

		27,572,712

Personal Care Products – 1.6%
292,070	Kenvue, Inc.	6,410,936

Pharmaceuticals – 5.3%
24,675	AstraZeneca PLC ADR (United Kingdom)	2,162,024
3,976	Eli Lilly & Co.	3,817,040
48,469	Johnson & Johnson	8,039,068
62,483	Merck & Co., Inc.	7,401,111

		21,419,243

Residential REITs – 1.1%
20,611	AvalonBay Communities, Inc. REIT	4,652,521

Retail REITs – 0.7%
41,266	Regency Centers Corp. REIT	2,999,626

Semiconductors & Semiconductor Equipment – 3.9%
4,286	KLA Corp.	3,512,077
79,982	Marvell Technology, Inc.	6,097,828
29,512	Texas Instruments, Inc.	6,325,602

		15,935,507

Software – 3.4%
10,183	Microsoft Corp.	4,247,737
34,456	Oracle Corp.	4,868,288
18,745	Salesforce, Inc.	4,740,610

		13,856,635

Specialized REITs – 2.2%
15,673	American Tower Corp. REIT	3,511,692
35,540	Digital Realty Trust, Inc. REIT	5,388,219

		8,899,911

Specialty Retail – 1.0%
16,560	Lowe’s Cos., Inc.	4,115,160

Textiles, Apparel & Luxury Goods – 0.9%
44,275	NIKE, Inc., Class B	3,688,993

Trading Companies & Distributors – 1.2%
69,902	Fastenal Co.	4,772,909

Water Utilities – 0.8%
21,359	American Water Works Co., Inc.	3,056,900

TOTAL COMMON STOCKS (Cost $297,019,103)		404,156,971

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
430,066	5.183%	$430,066
(Cost $430,066)

TOTAL INVESTMENTS – 99.8% (Cost $297,449,169)		$404,587,037

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		840,933

NET ASSETS – 100.0%		$405,427,970

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 98.8%

Air Freight & Logistics – 2.7%
11,786	United Parcel Service, Inc., Class B	$1,515,090

Banks – 7.3%
60,909	Bank of America Corp.	2,482,042
25,968	Citigroup, Inc.	1,626,635

		4,108,677

Biotechnology – 2.7%
4,507	Amgen, Inc.	1,504,572

Capital Markets – 5.7%
10,028	KKR & Co., Inc.	1,241,165
27,736	Nasdaq, Inc.	1,999,211

		3,240,376

Construction Materials – 1.9%
2,043	Martin Marietta Materials, Inc.	1,091,289

Diversified Telecommunication Services – 4.4%
125,409	AT&T, Inc.	2,495,639

Electric Utilities – 2.2%
15,298	NextEra Energy, Inc.	1,231,642

Electrical Equipment – 3.9%
11,001	GE Vernova, Inc.*	2,211,201

Health Care Equipment & Supplies – 2.7%
13,431	Zimmer Biomet Holdings, Inc.	1,550,743

Health Care Providers & Services – 2.9%
4,599	Humana, Inc.	1,630,208

Household Products – 3.9%
20,612	Colgate-Palmolive Co.	2,195,178

Industrial Conglomerates – 3.4%
9,357	Honeywell International, Inc.	1,945,414

Insurance – 4.5%
7,128	Allstate Corp. (The)	1,346,765
5,375	Marsh & McLennan Cos., Inc.	1,222,866

		2,569,631

Interactive Media & Services – 2.6%
8,963	Alphabet, Inc., Class A	1,464,375

Life Sciences Tools & Services – 5.3%
11,147	Danaher Corp.	3,001,999

Machinery – 3.9%
6,160	Caterpillar, Inc.	2,193,576

Metals & Mining – 2.4%
31,324	Freeport-McMoRan, Inc.	1,387,027

Multi-Utilities – 3.9%
27,076	Ameren Corp.	2,234,041

Oil, Gas & Consumable Fuels – 6.1%
29,231	Exxon Mobil Corp.	3,447,504

Personal Care Products – 2.5%
64,923	Kenvue, Inc.	1,425,060

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – 4.0%
25,676	AstraZeneca PLC ADR (United Kingdom)	$2,249,731

Residential REITs – 3.3%
8,186	AvalonBay Communities, Inc. REIT	1,847,826

Semiconductors & Semiconductor Equipment – 5.9%
21,977	Marvell Technology, Inc.	1,675,526
7,844	Texas Instruments, Inc.	1,681,283

		3,356,809

Software – 4.2%
9,375	Salesforce, Inc.	2,370,937

Specialty Retail – 4.2%
9,665	Lowe’s Cos., Inc.	2,401,752

Textiles, Apparel & Luxury Goods – 2.3%
15,794	NIKE, Inc., Class B	1,315,956

TOTAL COMMON STOCKS (Cost $45,659,824)		55,986,253

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
537,511	5.183%	537,511
(Cost $537,511)

TOTAL INVESTMENTS – 99.7% (Cost $46,197,335)		$56,523,764

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		160,749

NET ASSETS – 100.0%		$56,684,513

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 98.9%

Aerospace & Defense – 2.4%
45,107	General Electric Co.	$7,876,584
6,136	Northrop Grumman Corp.	3,210,416

		11,087,000

Air Freight & Logistics – 1.4%
50,538	United Parcel Service, Inc., Class B	6,496,660

Banks – 7.2%
211,495	Bank of America Corp.	8,618,421
113,608	Citigroup, Inc.	7,116,405
74,486	JPMorgan Chase & Co.	16,744,453

		32,479,279

Beverages – 1.7%
107,895	Coca-Cola Co. (The)	7,819,151

Biotechnology – 2.4%
19,975	AbbVie, Inc.	3,921,292
18,979	Amgen, Inc.	6,335,760
8,209	BioMarin Pharmaceutical, Inc.*	748,743

		11,005,795

Capital Markets – 5.5%
7,831	BlackRock, Inc.	7,062,074
19,224	Blackstone, Inc.	2,736,729
34,449	KKR & Co., Inc.	4,263,753
48,512	Morgan Stanley	5,026,328
82,505	Nasdaq, Inc.	5,946,960

		25,035,844

Chemicals – 2.9%
14,945	Linde PLC	7,147,446
16,761	Sherwin-Williams Co. (The)	6,191,011

		13,338,457

Commercial Services & Supplies – 0.9%
20,641	Waste Connections, Inc.	3,849,546

Construction Materials – 1.0%
8,410	Martin Marietta Materials, Inc.	4,492,286

Consumer Finance – 2.0%
34,336	American Express Co.	8,881,006

Consumer Staples Distribution & Retail – 2.4%
142,532	Walmart, Inc.	11,007,746

Containers & Packaging – 0.7%
49,251	Ball Corp.	3,142,706

Diversified Telecommunication Services – 2.0%
448,590	AT&T, Inc.	8,926,941

Electric Utilities – 2.7%
137,462	Exelon Corp.	5,235,928
86,106	NextEra Energy, Inc.	6,932,394

		12,168,322

Electrical Equipment – 3.3%
23,588	Eaton Corp. PLC	7,239,865
38,628	GE Vernova, Inc.*	7,764,228

		15,004,093

Shares	Description	Value

Common Stocks – (continued)

Financial Services – 4.9%
22,701	Berkshire Hathaway, Inc., Class B*	$10,803,860
78,976	Fidelity National Information Services, Inc.	6,511,571
17,818	Visa, Inc., Class A	4,924,361

		22,239,792

Food Products – 1.0%
122,041	Kraft Heinz Co. (The)	4,323,913

Ground Transportation – 1.2%
17,093	Old Dominion Freight Line, Inc.	3,295,530
5,455	Saia, Inc.*	2,050,153

		5,345,683

Health Care Equipment & Supplies – 4.2%
9,227	Align Technology, Inc.*	2,188,829
93,072	Boston Scientific Corp.*	7,612,359
38,771	Cooper Cos., Inc. (The)*	4,099,257
43,378	Zimmer Biomet Holdings, Inc.	5,008,424

		18,908,869

Health Care Providers & Services – 3.1%
15,080	Humana, Inc.	5,345,408
15,061	UnitedHealth Group, Inc.	8,889,002

		14,234,410

Health Care REITs – 0.5%
19,759	Alexandria Real Estate Equities, Inc. REIT	2,362,584

Household Products – 1.4%
61,431	Colgate-Palmolive Co.	6,542,401

Industrial Conglomerates – 3.2%
49,732	3M Co.	6,698,403
37,344	Honeywell International, Inc.	7,764,191

		14,462,594

Industrial REITs – 1.4%
47,969	Prologis, Inc. REIT	6,131,397

Insurance – 2.5%
33,561	Allstate Corp. (The)	6,341,015
21,668	Marsh & McLennan Cos., Inc.	4,929,687

		11,270,702

Interactive Media & Services – 1.9%
52,593	Alphabet, Inc., Class A	8,592,644

IT Services – 1.3%
16,512	Accenture PLC, Class A (Ireland)	5,646,279

Life Sciences Tools & Services – 3.0%
37,820	Danaher Corp.	10,185,304
5,808	Thermo Fisher Scientific, Inc.	3,572,327

		13,757,631

Machinery – 3.0%
21,976	Caterpillar, Inc.	7,825,654
23,122	Illinois Tool Works, Inc.	5,854,028

		13,679,682

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 1.2%
123,103	Freeport-McMoRan, Inc.	$5,451,001

Multi-Utilities – 2.8%
86,153	Ameren Corp.	7,108,484
84,496	CMS Energy Corp.	5,733,899

		12,842,383

Oil, Gas & Consumable Fuels – 6.5%
20,237	Cheniere Energy, Inc.	3,749,107
48,036	EOG Resources, Inc.	6,187,997
137,200	Exxon Mobil Corp.	16,181,368
23,603	Phillips 66	3,311,737

		29,430,209

Personal Care Products – 1.6%
329,007	Kenvue, Inc.	7,221,704

Pharmaceuticals – 4.4%
73,040	AstraZeneca PLC ADR (United Kingdom)	6,399,765
63,799	Johnson & Johnson	10,581,702
26,778	Merck & Co., Inc.	3,171,854

		20,153,321

Residential REITs – 1.4%
28,771	AvalonBay Communities, Inc. REIT	6,494,478

Semiconductors & Semiconductor Equipment – 3.9%
85,026	Marvell Technology, Inc.	6,482,382
40,862	Micron Technology, Inc.	3,932,559
34,084	Texas Instruments, Inc.	7,305,565

		17,720,506

Software – 2.2%
76,315	Dynatrace, Inc.*	3,863,065
24,808	Salesforce, Inc.	6,273,943

		10,137,008

Specialized REITs – 1.5%
14,973	American Tower Corp. REIT	3,354,850
18,158	Extra Space Storage, Inc. REIT	3,213,966

		6,568,816

Specialty Retail – 1.3%
23,610	Lowe’s Cos., Inc.	5,867,085

Textiles, Apparel & Luxury Goods – 1.0%
55,258	NIKE, Inc., Class B	4,604,097

TOTAL COMMON STOCKS (Cost $334,452,419)		448,724,021

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,906,237	5.183%	$3,906,237
(Cost $3,906,237)

TOTAL INVESTMENTS – 99.8% (Cost $338,358,656)		$452,630,258

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		770,713

NET ASSETS – 100.0%		$453,400,971

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.6%

Aerospace & Defense – 2.3%
62,386	L3Harris Technologies, Inc.	$14,764,895
81,373	Woodward, Inc.	13,560,810

		28,325,705

Automobiles – 1.1%
275,400	General Motors Co.	13,709,412

Banks – 5.2%
271,889	Citizens Financial Group, Inc.	11,704,822
146,931	East West Bancorp, Inc.	12,352,489
897,057	Huntington Bancshares, Inc.	13,428,943
86,831	M&T Bank Corp.	14,944,484
107,718	Pinnacle Financial Partners, Inc.	10,725,481

		63,156,219

Beverages – 1.7%
159,622	Coca-Cola Europacific Partners PLC (United Kingdom)	12,847,975
32,628	Constellation Brands, Inc., Class A	7,853,886

		20,701,861

Biotechnology – 1.6%
55,312	Biogen, Inc.*	11,325,685
654,163	Roivant Sciences Ltd.*	8,000,414

		19,326,099

Capital Markets – 2.4%
219,665	Nasdaq, Inc.	15,833,453
106,892	Raymond James Financial, Inc.	12,781,077

		28,614,530

Chemicals – 3.6%
202,388	Ashland, Inc.	18,113,726
74,591	Celanese Corp.	9,741,585
139,164	RPM International, Inc.	16,177,815

		44,033,126

Construction Materials – 1.0%
23,338	Martin Marietta Materials, Inc.	12,466,226

Consumer Staples Distribution & Retail – 1.5%
107,455	BJ’s Wholesale Club Holdings, Inc.*	8,592,102
130,260	Performance Food Group Co.*	9,722,606

		18,314,708

Containers & Packaging – 2.2%
55,099	Avery Dennison Corp.	12,223,713
235,710	Ball Corp.	15,040,655

		27,264,368

Electric Utilities – 2.5%
109,689	Entergy Corp.	13,238,366
252,310	Eversource Energy	17,038,494

		30,276,860

Electrical Equipment – 4.9%
120,675	AMETEK, Inc.	20,641,459
130,754	GE Vernova, Inc.*	26,281,554
45,676	Rockwell Automation, Inc.	12,425,242

		59,348,255

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 2.5%
195,629	Cognex Corp.	$7,899,499
56,365	Keysight Technologies, Inc.*	8,686,974
39,359	Zebra Technologies Corp., Class A*	13,593,811

		30,180,284

Entertainment – 1.1%
85,178	Electronic Arts, Inc.	12,931,724

Financial Services – 3.1%
349,644	Fidelity National Information Services, Inc.	28,828,148
114,909	Voya Financial, Inc.	8,139,004

		36,967,152

Food Products – 1.1%
362,825	Kraft Heinz Co. (The)	12,854,890

Ground Transportation – 1.0%
34,149	Old Dominion Freight Line, Inc.	6,583,927
14,517	Saia, Inc.*	5,455,924

		12,039,851

Health Care Equipment & Supplies – 2.9%
178,307	Cooper Cos., Inc. (The)*	18,852,399
136,307	Zimmer Biomet Holdings, Inc.	15,738,006

		34,590,405

Health Care Providers & Services – 2.2%
62,876	Cencora, Inc.	15,063,203
32,914	Humana, Inc.	11,667,026

		26,730,229

Health Care REITs – 1.4%
138,700	Alexandria Real Estate Equities, Inc. REIT	16,584,359

Hotels, Restaurants & Leisure – 1.9%
128,717	Red Rock Resorts, Inc., Class A	7,501,627
62,953	Royal Caribbean Cruises Ltd.*	10,363,323
38,975	Yum! Brands, Inc.	5,258,507

		23,123,457

Household Durables – 1.5%
101,723	Lennar Corp., Class A	18,519,689

Independent Power and Renewable Electricity Producers – 1.8%
951,593	AES Corp. (The)	16,300,788
67,376	Vistra Corp.	5,755,932

		22,056,720

Industrial REITs – 0.4%
161,588	Americold Realty Trust, Inc. REIT	4,686,052

Insurance – 6.9%
117,463	Allstate Corp. (The)	22,193,459
67,064	American Financial Group, Inc.	8,961,092
105,452	Arch Capital Group Ltd.*	11,925,567
41,512	Arthur J Gallagher & Co.	12,145,166
64,632	Globe Life, Inc.	6,789,591
59,237	Prudential Financial, Inc.	7,177,155

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
259,604	Unum Group	$14,405,426

		83,597,456

Life Sciences Tools & Services – 1.9%
44,368	Agilent Technologies, Inc.	6,341,074
11,674	Mettler-Toledo International, Inc.*	16,799,820

		23,140,894

Machinery – 6.0%
246,419	Fortive Corp.	18,333,574
53,778	IDEX Corp.	11,104,082
158,494	Ingersoll Rand, Inc.	14,494,276
67,220	ITT, Inc.	9,358,368
117,801	Stanley Black & Decker, Inc.	12,058,110
58,664	Xylem, Inc.	8,068,060

		73,416,470

Media – 0.8%
97,254	Omnicom Group, Inc.	9,767,219

Metals & Mining – 1.8%
178,487	Steel Dynamics, Inc.	21,330,981

Multi-Utilities – 5.6%
557,896	CenterPoint Energy, Inc.	15,230,561
223,261	CMS Energy Corp.	15,150,491
724,561	NiSource, Inc.	23,953,987
175,675	Public Service Enterprise Group, Inc.	14,185,756

		68,520,795

Oil, Gas & Consumable Fuels – 5.6%
79,582	Chesapeake Energy Corp.	5,928,063
94,822	Diamondback Energy, Inc.	18,500,720
126,175	DT Midstream, Inc.	9,916,093
478,529	Marathon Oil Corp.	13,709,856
508,382	Permian Resources Corp.	7,239,360
93,992	Phillips 66	13,188,018

		68,482,110

Passenger Airlines – 0.9%
251,103	United Airlines Holdings, Inc.*	11,058,576

Residential REITs – 3.6%
196,985	American Homes 4 Rent, Class A REIT	7,834,093
102,138	AvalonBay Communities, Inc. REIT	23,055,611
176,574	Equity LifeStyle Properties, Inc. REIT	12,838,696

		43,728,400

Semiconductors & Semiconductor Equipment – 3.2%
365,277	Marvell Technology, Inc.	27,848,718
92,650	MKS Instruments, Inc.	11,046,660

		38,895,378

Software – 1.2%
116,924	Dynatrace, Inc.*	5,918,693
291,745	Klaviyo, Inc., Class A*	9,178,298

		15,096,991

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 3.8%
71,809	Digital Realty Trust, Inc. REIT	$10,886,962
63,150	Extra Space Storage, Inc. REIT	11,177,550
728,275	VICI Properties, Inc. REIT	24,382,647

		46,447,159

Specialty Retail – 3.9%
274,002	Foot Locker, Inc.	8,532,422
18,056	RH*	4,580,807
90,330	Ross Stores, Inc.	13,604,602
34,074	Ulta Beauty, Inc.*	12,022,670
199,270	Wayfair, Inc., Class A*	8,478,938

		47,219,439

Technology Hardware, Storage & Peripherals – 1.1%
328,901	Hewlett Packard Enterprise Co.	6,370,812
113,773	Western Digital Corp.*	7,462,371

		13,833,183

Trading Companies & Distributors – 2.4%
204,075	Fastenal Co.	13,934,241
20,591	United Rentals, Inc.	15,263,285

		29,197,526

TOTAL COMMON STOCKS (Cost $964,242,453)		1,210,534,758

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,642,905	5.183%	4,642,905
(Cost $4,642,905)

TOTAL INVESTMENTS – 100.0% (Cost $968,885,358)		$1,215,177,663

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		459,546

NET ASSETS – 100.0%		$1,215,637,209

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 98.7%

Aerospace & Defense – 2.0%
344,765	Kratos Defense & Security Solutions, Inc.*	$7,908,909
97,248	Mercury Systems, Inc.*	3,685,699
38,081	Moog, Inc., Class A	7,517,189
100,910	V2X, Inc.*	5,716,552

		24,828,349

Automobile Components – 1.0%
51,679	Patrick Industries, Inc.	6,677,960
132,898	Phinia, Inc.	6,373,788

		13,051,748

Banks – 17.4%
289,553	Ameris Bancorp	17,845,151
260,747	Atlantic Union Bankshares Corp.	10,346,441
442,775	Banc of California, Inc.	6,296,260
168,427	Banner Corp.	10,033,196
126,476	Community Financial System, Inc.	7,735,272
294,390	ConnectOne Bancorp, Inc.	7,359,750
346,320	CVB Financial Corp.	6,379,214
705,568	Eastern Bankshares, Inc.	11,973,489
183,080	FB Financial Corp.	8,828,118
164,323	First Financial Bankshares, Inc.	6,009,292
230,432	First Merchants Corp.	8,986,848
210,425	Glacier Bancorp, Inc.	9,953,102
559,451	Home BancShares, Inc.	15,575,116
118,474	NBT Bancorp, Inc.	5,800,487
225,108	Origin Bancorp, Inc.	7,534,365
350,478	Pacific Premier Bancorp, Inc.	9,007,285
144,373	Pinnacle Financial Partners, Inc.	14,375,220
266,278	Renasant Corp.	9,319,730
163,000	SouthState Corp.	15,825,670
114,616	Stock Yards Bancorp, Inc.	6,945,730
188,573	TriCo Bancshares	8,572,529
759,184	Valley National Bancorp	6,589,717

		211,291,982

Beverages – 0.7%
393,674	Primo Water Corp.	8,700,195

Biotechnology – 3.1%
44,431	Agios Pharmaceuticals, Inc.*	2,039,827
100,551	Alkermes PLC*	2,860,676
47,635	Bridgebio Pharma, Inc.*	1,326,635
34,825	Celldex Therapeutics, Inc.*	1,439,317
35,580	CG oncology, Inc.*	1,312,190
24,905	Crinetics Pharmaceuticals, Inc.*	1,321,459
108,734	Cytokinetics, Inc.*	6,206,537
89,022	Intellia Therapeutics, Inc.*	1,997,654
4,561	Madrigal Pharmaceuticals, Inc.*	1,127,160
149,519	Myriad Genetics, Inc.*	4,235,873
77,583	REVOLUTION Medicines, Inc.*	3,307,363
91,547	Syndax Pharmaceuticals, Inc.*	1,881,291
39,032	Ultragenyx Pharmaceutical, Inc.*	2,216,237
186,319	Veracyte, Inc.*	5,878,365

		37,150,584

Shares	Description	Value

Common Stocks – (continued)

Broadline Retail – 0.2%
22,060	Ollie’s Bargain Outlet Holdings, Inc.*	$1,975,694

Building Products – 1.3%
97,210	AZZ, Inc.	8,084,956
442,003	Masterbrand, Inc.*	7,089,728

		15,174,684

Capital Markets – 2.8%
182,407	Marex Group PLC (United Kingdom)	4,499,981
530,263	Perella Weinberg Partners	10,366,642
35,233	Piper Sandler Cos.	9,608,039
104,737	Stifel Financial Corp.	9,231,519

		33,706,181

Chemicals – 3.2%
968,401	Arcadium Lithium PLC (Argentina)*	2,624,367
97,170	Ashland, Inc.	8,696,715
142,733	Avient Corp.	7,012,472
304,897	Ecovyst, Inc.*	2,189,161
181,937	Element Solutions, Inc.	4,864,995
49,830	HB Fuller Co.	4,268,438
55,339	Minerals Technologies, Inc.	4,266,637
312,283	Tronox Holdings PLC	4,350,102

		38,272,887

Commercial Services & Supplies – 0.4%
337,309	BrightView Holdings, Inc.*	5,386,825

Construction & Engineering – 1.8%
148,092	Arcosa, Inc.	13,548,937
107,472	Granite Construction, Inc.	8,077,596

		21,626,533

Construction Materials – 0.6%
183,894	Summit Materials, Inc., Class A*	7,447,707

Consumer Finance – 1.3%
187,397	Encore Capital Group, Inc.*	9,384,842
53,381	FirstCash Holdings, Inc.	6,410,524

		15,795,366

Containers & Packaging – 0.7%
79,777	Greif, Inc., Class A	4,987,658
289,081	O-I Glass, Inc.*	3,668,438

		8,656,096

Electric Utilities – 2.5%
64,957	IDACORP, Inc.	6,619,768
43,706	MGE Energy, Inc.	3,789,529
165,829	Portland General Electric Co.	7,978,033
298,326	TXNM Energy, Inc.	12,225,399

		30,612,729

Electrical Equipment – 0.2%
59,969	NEXTracker, Inc., Class A*	2,438,939

Electronic Equipment, Instruments & Components – 2.7%
56,342	Advanced Energy Industries, Inc.	5,977,323
492,748	Knowles Corp.*	9,091,201
38,643	Rogers Corp.*	4,144,848

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
124,482	Sanmina Corp.*	$8,636,561
282,649	TTM Technologies, Inc.*	5,497,523

		33,347,456

Energy Equipment & Services – 2.5%
155,079	Archrock, Inc.	3,137,248
138,174	Atlas Energy Solutions, Inc.	2,914,090
234,358	Kodiak Gas Services, Inc.	6,503,434
140,133	Noble Corp. PLC	5,346,074
786,824	Patterson-UTI Energy, Inc.	7,246,649
23,320	Tidewater, Inc.*	2,068,484
677,261	Transocean Ltd.*	3,210,217

		30,426,196

Financial Services – 3.3%
431,319	MGIC Investment Corp.	10,968,442
103,418	Mr Cooper Group, Inc.*	9,701,642
116,955	PennyMac Financial Services, Inc.	12,631,140
61,927	Walker & Dunlop, Inc.	6,629,905

		39,931,129

Food Products – 1.1%
41,406	Cal-Maine Foods, Inc.	2,982,888
20,335	Lancaster Colony Corp.	3,472,405
118,715	Simply Good Foods Co. (The)*	3,750,207
183,686	Utz Brands, Inc.	3,102,456

		13,307,956

Gas Utilities – 0.9%
39,811	Chesapeake Utilities Corp.	4,714,419
88,607	ONE Gas, Inc.	6,108,566

		10,822,985

Ground Transportation – 0.3%
237,753	Marten Transport Ltd.	4,148,790

Health Care Equipment & Supplies – 2.2%
110,006	Enovis Corp.*	5,126,280
86,268	Globus Medical, Inc., Class A*	6,271,684
47,626	Integer Holdings Corp.*	6,194,714
55,452	Merit Medical Systems, Inc.*	5,361,099
76,854	QuidelOrtho Corp.*	3,247,081

		26,200,858

Health Care Providers & Services – 1.8%
109,883	Acadia Healthcare Co., Inc.*	9,002,714
55,344	AMN Healthcare Services, Inc.*	2,934,892
569,007	NeoGenomics, Inc.*	9,399,996

		21,337,602

Hotel & Resort REITs – 1.6%
588,084	Apple Hospitality REIT, Inc. REIT	8,491,933
203,136	Pebblebrook Hotel Trust REIT	2,701,709
882,753	RLJ Lodging Trust REIT	8,386,153

		19,579,795

Hotels, Restaurants & Leisure – 2.6%
147,151	First Watch Restaurant Group, Inc.*	2,429,463

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
282,939	International Game Technology
	PLC	$6,335,004
326,186	Krispy Kreme, Inc.	3,676,116
120,544	Red Rock Resorts, Inc., Class A	7,025,304
140,525	Travel + Leisure Co.	6,219,637
67,725	Wyndham Hotels & Resorts, Inc.	5,329,958

		31,015,482

Household Durables – 4.0%
18,988	Installed Building Products, Inc.	4,221,222
140,201	La-Z-Boy, Inc.	5,687,955
73,845	M/I Homes, Inc.*	11,768,678
95,624	Meritage Homes Corp.	18,940,246
166,067	Tri Pointe Homes, Inc.*	7,380,017

		47,998,118

Independent Power and Renewable Electricity Producers – 0.7%
109,237	Ormat Technologies, Inc.	8,141,434

Industrial REITs – 2.0%
322,089	STAG Industrial, Inc. REIT	13,070,372
154,038	Terreno Realty Corp. REIT	10,634,783

		23,705,155

Insurance – 3.7%
488,185	Abacus Life, Inc.*	4,984,369
196,064	CNO Financial Group, Inc.	6,846,555
55,542	Hanover Insurance Group, Inc. (The)	8,164,119
172,428	Kemper Corp.	10,778,474
245,429	Skyward Specialty Insurance Group, Inc.*	10,030,683
150,328	TWFG, Inc.*	4,309,904

		45,114,104

IT Services – 1.2%
152,042	ASGN, Inc.*	14,620,359

Leisure Products – 0.3%
360,760	Topgolf Callaway Brands Corp.*	3,629,246

Life Sciences Tools & Services – 0.2%
322,424	Maravai LifeSciences Holdings, Inc., Class A*	2,917,937

Machinery – 6.0%
142,887	Barnes Group, Inc.	5,721,195
49,207	Enpro, Inc.	7,913,962
109,439	ESCO Technologies, Inc.	13,122,831
26,073	Federal Signal Corp.	2,463,638
880,783	Gates Industrial Corp. PLC*	15,995,019
236,291	REV Group, Inc.	7,523,505
31,404	SPX Technologies, Inc.*	5,123,249
43,688	Standex International Corp.	7,804,861
128,512	Terex Corp.	7,295,626

		72,963,886

Media – 0.6%
24,424	Nexstar Media Group, Inc.	4,173,573
253,329	TEGNA, Inc.	3,516,207

		7,689,780

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 2.2%
30,785	Arch Resources, Inc.	$4,199,997
213,726	Commercial Metals Co.	11,453,576
337,983	Constellium SE*	5,667,975
77,802	Warrior Met Coal, Inc.	4,770,041

		26,091,589

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
559,373	Ladder Capital Corp. REIT	6,913,850
76,683	PennyMac Mortgage Investment Trust REIT	1,089,666
510,369	Redwood Trust, Inc. REIT	3,863,493

		11,867,009

Office REITs – 0.5%
234,714	Cousins Properties, Inc. REIT	6,691,696

Oil, Gas & Consumable Fuels – 4.9%
95,178	California Resources Corp.	4,993,990
85,273	Civitas Resources, Inc.	5,229,793
203,261	Delek US Holdings, Inc.	4,150,590
337,214	DHT Holdings, Inc.	3,652,028
85,896	Dorian LPG Ltd.	3,349,085
37,628	Gulfport Energy Corp.*	5,458,318
241,201	Murphy Oil Corp.	8,991,973
108,456	PBF Energy, Inc., Class A	3,694,011
183,348	Peabody Energy Corp.	4,292,177
88,706	Scorpio Tankers, Inc. (Monaco)	6,346,027
215,042	SM Energy Co.	9,812,366

		59,970,358

Pharmaceuticals – 0.1%
14,986	Intra-Cellular Therapies, Inc.*	1,098,174

Professional Services – 0.4%
28,879	ICF International, Inc.	4,786,983

Real Estate Management & Development – 0.9%
774,612	Newmark Group, Inc., Class A	10,712,884

Residential REITs – 0.9%
513,172	Independence Realty Trust, Inc. REIT	10,663,714

Retail REITs – 3.1%
624,363	Acadia Realty Trust REIT	14,054,411
104,784	Agree Realty Corp. REIT	7,650,280
261,292	SITE Centers Corp. REIT	15,768,972

		37,473,663

Semiconductors & Semiconductor Equipment – 2.2%
43,761	Ambarella, Inc.*	2,612,532
37,911	Axcelis Technologies, Inc.*	4,144,810
116,577	Cohu, Inc.*	3,137,087
134,012	Ichor Holdings Ltd.*	4,154,372
224,986	Semtech Corp.*	9,858,886
31,717	Synaptics, Inc.*	2,582,398

		26,490,085

Software – 0.7%
90,200	Smartsheet, Inc., Class A*	4,401,760
108,965	Tenable Holdings, Inc.*	4,498,075

		8,899,835

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 2.4%
20,082	AutoNation, Inc.*	$3,574,194
217,912	Foot Locker, Inc.	6,785,780
30,271	Group 1 Automotive, Inc.	11,404,902
172,726	Valvoline, Inc.*	7,289,037

		29,053,913

Textiles, Apparel & Luxury Goods – 0.7%
55,221	Crocs, Inc.*	8,071,654

Trading Companies & Distributors – 1.6%
99,156	Beacon Roofing Supply, Inc.*	8,983,534
42,791	Boise Cascade Co.	5,803,315
344,283	MRC Global, Inc.*	4,530,764

		19,317,613

Wireless Telecommunication Services – 0.2%
93,284	Telephone and Data Systems, Inc.	2,203,368

TOTAL COMMON STOCKS (Cost $890,099,156)		1,196,407,305

Exchange-Traded Fund – 1.0%
72,142	iShares Russell 2000 Value ETF
(Cost $11,033,690)		12,100,378

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
3,859,680	5.183%	3,859,680
(Cost $3,859,680)

TOTAL INVESTMENTS – 100.0% (Cost $904,992,526)		$1,212,367,363

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(257,314)

NET ASSETS – 100.0%		$1,212,110,049

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.7%

Aerospace & Defense – 2.1%
6,880	Curtiss-Wright Corp.	$2,173,117
5,098	Moog, Inc., Class A	1,006,345

		3,179,462

Automobile Components – 0.6%
8,836	Autoliv, Inc. (Sweden)	905,425

Automobiles – 0.2%
20,751	Rivian Automotive, Inc., Class A*	293,212

Banks – 8.2%
24,990	East West Bancorp, Inc.	2,100,909
20,104	Glacier Bancorp, Inc.	950,919
16,512	Pinnacle Financial Partners, Inc.	1,644,100
31,523	Prosperity Bancshares, Inc.	2,319,462
18,920	SouthState Corp.	1,836,943
40,100	Webster Financial Corp.	1,901,943
17,877	Wintrust Financial Corp.	1,945,018

		12,699,294

Biotechnology – 1.2%
6,460	Cytokinetics, Inc.*	368,737
9,245	Exact Sciences Corp.*	570,324
27,392	Roivant Sciences Ltd.*	335,004
1,604	United Therapeutics Corp.*	583,134

		1,857,199

Broadline Retail – 0.3%
5,888	Ollie’s Bargain Outlet Holdings, Inc.*	527,329

Building Products – 0.8%
7,980	Advanced Drainage Systems, Inc.	1,250,945

Capital Markets – 3.2%
5,832	Evercore, Inc., Class A	1,433,156
32,552	Jefferies Financial Group, Inc.	1,951,492
17,950	Stifel Financial Corp.	1,582,113

		4,966,761

Chemicals – 2.6%
16,446	Ashland, Inc.	1,471,917
11,187	HB Fuller Co.	958,278
13,706	RPM International, Inc.	1,593,323

		4,023,518

Construction & Engineering – 2.3%
13,159	AECOM	1,317,742
15,786	Arcosa, Inc.	1,444,261
7,287	MasTec, Inc.*	824,379

		3,586,382

Consumer Finance – 1.7%
16,670	Encore Capital Group, Inc.*	834,834
6,157	FirstCash Holdings, Inc.	739,394
20,198	OneMain Holdings, Inc.	997,983

		2,572,211

Consumer Staples Distribution & Retail – 1.4%
14,959	BJ’s Wholesale Club Holdings, Inc.*	1,196,122

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – (continued)
2,519	Casey’s General Stores, Inc.	$912,659

		2,108,781

Containers & Packaging – 2.7%
4,138	Avery Dennison Corp.	918,015
23,093	Crown Holdings, Inc.	2,087,838
40,420	Graphic Packaging Holding Co.	1,209,771

		4,215,624

Diversified Telecommunication Services – –%
3,739	GCI Liberty, Inc., Class A*(a)	—

Electric Utilities – 2.0%
14,579	IDACORP, Inc.	1,485,746
39,560	TXNM Energy, Inc.	1,621,169

		3,106,915

Electrical Equipment – 2.5%
17,784	nVent Electric PLC	1,208,601
12,715	Regal Rexnord Corp.	2,133,704
14,735	Sensata Technologies Holding PLC	568,034

		3,910,339

Electronic Equipment, Instruments & Components – 5.6%
23,339	Cognex Corp.	942,429
20,548	Coherent Corp.*	1,601,717
11,670	Jabil, Inc.	1,275,297
50,671	Knowles Corp.*	934,880
12,958	Sanmina Corp.*	899,026
16,004	TD SYNNEX Corp.	1,943,206
3,082	Zebra Technologies Corp., Class A*	1,064,461

		8,661,016

Energy Equipment & Services – 1.2%
19,892	Noble Corp. PLC	758,880
39,168	TechnipFMC PLC (United Kingdom)	1,051,269

		1,810,149

Financial Services – 3.9%
70,007	MGIC Investment Corp.	1,780,278
19,043	Mr Cooper Group, Inc.*	1,786,424
14,592	PennyMac Financial Services, Inc.	1,575,936
12,382	Voya Financial, Inc.	877,017

		6,019,655

Food Products – 0.4%
22,327	Simply Good Foods Co. (The)*	705,310

Ground Transportation – 0.8%
3,370	Saia, Inc.*	1,266,547

Health Care Equipment & Supplies – 2.7%
19,872	Enovis Corp.*	926,035
21,437	Globus Medical, Inc., Class A*	1,558,470
15,373	QuidelOrtho Corp.*	649,509
4,301	Teleflex, Inc.	1,054,476

		4,188,490

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – 2.7%
21,345	Acadia Healthcare Co., Inc.*	$1,748,796
52,423	NeoGenomics, Inc.*	866,028
9,397	Tenet Healthcare Corp.*	1,558,398

		4,173,222

Hotels, Restaurants & Leisure – 2.1%
7,757	Churchill Downs, Inc.	1,077,990
8,090	Hyatt Hotels Corp., Class A	1,229,033
11,294	Wyndham Hotels & Resorts, Inc.	888,838

		3,195,861

Household Durables – 3.1%
9,204	Meritage Homes Corp.	1,823,036
11,690	Toll Brothers, Inc.	1,684,179
3,511	TopBuild Corp.*	1,379,893

		4,887,108

Industrial REITs – 1.2%
45,329	STAG Industrial, Inc. REIT	1,839,451

Insurance – 4.6%
11,864	American Financial Group, Inc.	1,585,268
30,590	CNO Financial Group, Inc.	1,068,203
2,847	Everest Group Ltd.	1,116,707
9,059	Globe Life, Inc.	951,648
23,614	Kemper Corp.	1,476,111
10,144	Selective Insurance Group, Inc.	922,901

		7,120,838

IT Services – 1.2%
18,987	ASGN, Inc.*	1,825,790

Leisure Products – 0.8%
10,158	Brunswick Corp.	802,990
43,339	Topgolf Callaway Brands Corp.*	435,990

		1,238,980

Life Sciences Tools & Services – 1.4%
13,505	Bio-Techne Corp.	999,235
12,281	Bruker Corp.	825,160
2,657	Repligen Corp.*	401,021

		2,225,416

Machinery – 6.1%
9,523	Crane Co.	1,508,253
13,587	Esab Corp.	1,426,227
134,110	Gates Industrial Corp. PLC*	2,435,437
9,615	Oshkosh Corp.	1,037,555
19,797	Pentair PLC	1,755,796
7,764	SPX Technologies, Inc.*	1,266,619

		9,429,887

Media – 1.0%
15,539	Liberty Media Corp.-Liberty SiriusXM*	370,294
5,581	Nexstar Media Group, Inc.	953,681
18,836	TEGNA, Inc.	261,444

		1,585,419

Metals & Mining – 2.9%
15,368	ATI, Inc.*	981,708
21,651	Commercial Metals Co.	1,160,277

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
5,258	Reliance, Inc.	$1,507,206
6,277	Royal Gold, Inc.	879,847

		4,529,038

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
61,403	Ladder Capital Corp. REIT	758,941

Multi-Utilities – 1.0%
45,926	NiSource, Inc.	1,518,314

Office REITs – 0.7%
34,076	Highwoods Properties, Inc. REIT	1,097,929

Oil, Gas & Consumable Fuels – 4.0%
8,681	Chord Energy Corp.	1,288,521
26,225	EQT Corp.	878,800
24,214	HF Sinclair Corp.	1,189,876
90,852	Permian Resources Corp.	1,293,732
54,279	Range Resources Corp.	1,621,857

		6,272,786

Pharmaceuticals – 0.7%
14,726	Catalent, Inc.*	897,697
1,949	Intra-Cellular Therapies, Inc.*	142,823

		1,040,520

Professional Services – 3.4%
1,999	CACI International, Inc., Class A*	975,752
43,661	KBR, Inc.	3,028,327
13,744	Parsons Corp.*	1,312,002

		5,316,081

Real Estate Management & Development – 0.8%
4,799	Jones Lang LaSalle, Inc.*	1,224,849

Residential REITs – 2.6%
42,325	American Homes 4 Rent, Class A REIT	1,683,265
19,965	Equity LifeStyle Properties, Inc. REIT	1,451,655
47,053	Independence Realty Trust, Inc. REIT	977,761

		4,112,681

Retail REITs – 2.9%
37,663	Regency Centers Corp. REIT	2,737,724
28,869	SITE Centers Corp. REIT	1,742,244

		4,479,968

Semiconductors & Semiconductor Equipment – 2.5%
6,540	Axcelis Technologies, Inc.*	715,018
7,540	MACOM Technology Solutions Holdings, Inc.*	823,594
9,705	MKS Instruments, Inc.	1,157,127
27,229	Semtech Corp.*	1,193,175

		3,888,914

Software – 0.3%
12,219	Tenable Holdings, Inc.*	504,400

Specialized REITs – 1.1%
32,299	CubeSmart REIT	1,674,057

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 2.5%
6,111	AutoNation, Inc.*	$1,087,636
7,300	Floor & Decor Holdings, Inc., Class A*	820,812
22,131	Foot Locker, Inc.	689,159
3,596	Group 1 Automotive, Inc.	1,354,829

		3,952,436

Textiles, Apparel & Luxury Goods – 1.6%
10,949	Crocs, Inc.*	1,600,415
14,156	Skechers USA, Inc., Class A*	969,403

		2,569,818

Trading Companies & Distributors – 1.6%
17,252	Beacon Roofing Supply, Inc.*	1,563,031
6,298	Boise Cascade Co.	854,135

		2,417,166

TOTAL INVESTMENTS – 99.7% (Cost $124,112,066)		$154,734,434

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		442,584

NET ASSETS – 100.0%		$155,177,018

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities August 31, 2024

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $297,019,103, $45,659,824 and $334,452,419, respectively)	$404,156,971	$55,986,253	$448,724,021
Investments in affiliated issuers, at value (cost $430,066, $537,511 and $3,906,237, respectively)	430,066	537,511	3,906,237
Cash	535,613	56,610	535,244
Receivables:
Dividends	738,771	100,568	705,033
Reimbursement from investment adviser	66,261	41,816	77,198
Fund shares sold	33,319	62	85,326
Foreign tax reclaims	25,138	253	—
Securities lending income	1,156	—	—
Other assets	54,856	63,540	38,253

Total assets	406,042,151	56,786,613	454,071,312

Liabilities:

Payables:
Management fees	227,529	34,423	277,983
Fund shares redeemed	174,363	307	230,934
Distribution and Service fees and Transfer Agency fees	94,507	2,395	45,502
Accrued expenses	117,782	64,975	115,922

Total liabilities	614,181	102,100	670,341

Net Assets:

Paid-in capital	266,524,158	43,043,628	300,044,469
Total distributable earnings	138,903,812	13,640,885	153,356,502

NET ASSETS	$405,427,970	$56,684,513	$453,400,971

Net Assets:
Class A	$327,113,783	$1,396,529	$89,817,203
Class C	4,153,627	159,690	6,773,668
Institutional	19,719,498	4,836,132	132,226,823
Service	90,754	—	1,055,415
Investor	3,489,140	4,894,500	4,301,417
Class R6	7,056,904	1,961,213	2,915,988
Class R	818,480	55,916	2,740,663
Class P	42,985,784	43,380,533	213,569,794
Total Net Assets	$405,427,970	$56,684,513	$453,400,971
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,614,097	86,252	5,092,106
Class C	89,297	10,024	414,900
Institutional	389,825	296,601	7,375,481
Service	1,826	—	60,165
Investor	70,696	301,334	243,592
Class R6	139,486	120,608	157,382
Class R	16,648	3,478	162,544
Class P	849,869	2,666,820	11,528,608
Net asset value, offering and redemption price per share:(a)
Class A	$49.46	$16.19	$17.64
Class C	46.51	15.93	16.33
Institutional	50.59	16.31	17.93
Service	49.70	—	17.54
Investor	49.35	16.24	17.66
Class R6	50.59	16.26	18.53
Class R	49.17	16.08	16.86
Class P	50.58	16.27	18.53

(a)

Maximum public offering price per share for Class A Shares of the Equity Income Fund, Focused Value Fund and Large Cap Value Fund is $52.34, $17.13 and $18.67, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) August 31, 2024

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $964,242,453, $901,132,846 and $124,112,066, respectively)	$1,210,534,758	$1,208,507,683	$154,734,434
Investments in affiliated issuers, at value (cost $4,642,905, $3,859,680 and $–, respectively)	4,642,905	3,859,680	—
Cash	312,122	796,337	418,029
Receivables:
Dividends	1,070,304	948,327	106,013
Fund shares sold	940,676	205,595	46,226
Investments sold	—	18,722,922	—
Securities lending income	—	29	—
Reimbursement from investment adviser	—	72,811	39,269
Other assets	64,335	72,599	38,765

Total assets	1,217,565,100	1,233,185,983	155,382,736

Liabilities:

Payables:
Fund shares redeemed	768,857	19,413,104	23,376
Management fees	745,659	1,005,676	102,103
Distribution and Service fees and Transfer Agency fees	199,058	104,565	5,841
Investments purchased	—	166,107	—
Accrued expenses	214,317	386,482	74,398

Total liabilities	1,927,891	21,075,934	205,718

Net Assets:

Paid-in capital	925,146,591	763,697,477	125,595,539
Total distributable earnings	290,490,618	448,412,572	29,581,479

NET ASSETS	$1,215,637,209	$1,212,110,049	$155,177,018

Net Assets:
Class A	$437,847,223	$236,140,008	$2,595,993
Class C	5,581,161	1,154,652	680,318
Institutional	326,248,044	348,968,713	23,681,133
Service	28,250,005	9,907,049	—
Investor	98,242,575	33,030,421	5,491,270
Class R6	104,309,606	310,155,352	24,928,319
Class R	19,808,470	34,566,447	105,310
Class P	195,350,125	238,187,407	97,694,675
Total Net Assets	$1,215,637,209	$1,212,110,049	$155,177,018
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	11,624,358	5,586,977	154,989
Class C	185,021	51,522	42,560
Institutional	8,492,655	7,174,109	1,388,671
Service	775,050	249,219	—
Investor	2,703,849	792,356	324,222
Class R6	2,717,901	6,381,921	1,462,950
Class R	554,546	857,903	6,309
Class P	5,091,155	4,901,078	5,737,240
Net asset value, offering and redemption price per share:(a)
Class A	$37.67	$42.27	$16.75
Class C	30.17	22.41	15.98
Institutional	38.42	48.64	17.05
Service	36.45	39.75	—
Investor	36.33	41.69	16.94
Class R6	38.38	48.60	17.04
Class R	35.72	40.29	16.69
Class P	38.37	48.60	17.03

(a)

Maximum public offering price per share for Class A Shares of the Mid Cap Value Fund, Small Cap Value Fund and Small/Mid Cap Value Fund is $39.86, $44.73 and $17.72, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2024

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $22,843, $1,195 and $4,682, respectively)	$9,509,150	$1,079,507	$8,589,459

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	31,582	—	802

Dividends — affiliated issuers	10,338	35,160	105,197

Total Investment Income	9,551,070	1,114,667	8,695,458

Expenses:

Management fees	2,626,836	350,740	3,168,828

Distribution and/or Service (12b-1) fees(a)	790,168	3,312	276,783

Transfer Agency fees(a)	489,142	18,563	254,987

Registration fees	121,059	102,914	136,031

Professional fees	102,453	106,323	116,189

Printing and mailing costs	70,846	34,363	64,010

Custody, accounting and administrative services	66,490	22,079	61,943

Trustee fees	25,915	25,269	26,002

Service fees — Class C	10,023	380	17,082

Shareholder Administration fees — Service Shares	223	—	2,414

Other	15,653	10,430	16,374

Total expenses	4,318,808	674,373	4,140,643

Less — expense reductions	(680,830)	(320,656)	(805,562)

Net expenses	3,637,978	353,717	3,335,081

NET INVESTMENT INCOME	5,913,092	760,950	5,360,377

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	32,677,857	3,886,079	38,709,583

Foreign currency transactions	(2,484)	39	100

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	37,288,629	5,833,606	50,462,721

Foreign currency translations	—	2	—

Net realized and unrealized gain	69,964,002	9,719,726	89,172,404

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,877,094	$10,480,676	$94,532,781

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$756,223	$30,069	$223	$3,653	$453,738	$6,014	$8,043	$36	$5,290	$1,893	$1,096	$13,032
Focused Value Fund	1,922	1,141	—	249	1,153	228	1,116	—	2,337	314	75	13,340
Large Cap Value Fund	205,116	51,247	2,414	18,006	123,072	10,250	50,330	386	5,715	767	5,402	59,065

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2024

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $28,229 and $187, respectively)	$20,050,076	$21,885,695	$2,149,782

Dividends — affiliated issuers	514,508	422,597	66,983

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	51,059	16,417	5

Total Investment Income	20,615,643	22,324,709	2,216,770

Expenses:

Management fees	8,634,884	13,667,617	1,203,587

Distribution and/or Service (12b-1) fees(a)	1,273,974	775,460	12,079

Transfer Agency fees(a)	1,021,188	834,106	60,126

Registration fees	150,128	153,857	108,600

Printing and mailing costs	136,520	84,760	40,183

Custody, accounting and administrative services	121,115	264,385	44,420

Professional fees	105,869	100,040	122,908

Shareholder Administration fees — Service Shares	69,109	27,424	—

Trustee fees	27,451	27,727	25,462

Service fees — Class C	14,515	2,770	1,836

Other	32,177	52,143	14,548

Total expenses	11,586,930	15,990,289	1,633,749

Less — expense reductions	(68,938)	(1,004,939)	(352,781)

Net expenses	11,517,992	14,985,350	1,280,968

NET INVESTMENT INCOME	9,097,651	7,339,359	935,802

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	51,400,378	230,675,283	12,944,840

Foreign currency transactions	(8,607)	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	125,701,137	(49,605,839)	8,295,025

Net realized and unrealized gain	177,092,908	181,069,444	21,239,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,190,559	$188,408,803	$22,175,667

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Value Fund	$1,064,027	$43,545	$69,109	$97,293	$638,422	$8,709	$125,107	$11,058	$125,861	$28,547	$29,188	$54,296
Small Cap Value Fund	569,908	8,309	27,425	169,818	341,948	1,662	188,084	4,388	64,922	113,850	50,947	68,305
Small/Mid Cap Value Fund	6,052	5,508	—	519	3,631	1,102	9,162	—	10,985	8,126	156	26,964

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$5,913,092	$7,886,801	$760,950	$657,082

Net realized gain (loss)	32,675,373	8,811,402	3,886,118	(685,397)

Net change in unrealized gain	37,288,629	8,535,232	5,833,608	5,692,620

Net increase in net assets resulting from operations	75,877,094	25,233,435	10,480,676	5,664,305

Distributions to shareholders:

From distributable earnings:

Class A Shares	(13,432,507)	(15,964,013)	(8,993)	(27,797)

Class C Shares	(166,369)	(231,155)	(514)	(28,283)

Institutional Shares	(962,141)	(1,383,100)	(40,641)	(196,617)

Service Shares	(4,012)	(4,654)	—	—

Investor Shares	(178,617)	(285,008)	(230)	(1,281)

Class R6 Shares	(286,056)	(358,806)	(243)	(1,290)

Class R Shares	(30,475)	(32,124)	(533)	(3,995)

Class P Shares	(1,802,226)	(3,656,406)	(695,465)	(3,634,594)

Total distributions to shareholders	(16,862,403)	(21,915,266)	(746,619)	(3,893,857)

From share transactions:

Proceeds from sales of shares	15,471,112	31,147,105	12,927,412	10,572,005

Reinvestment of distributions	16,554,956	21,544,310	746,619	3,893,857

Cost of shares redeemed	(89,022,011)	(58,547,443)	(13,703,967)	(12,234,451)

Net increase (decrease) in net assets resulting from share transactions	(56,995,943)	(5,856,028)	(29,936)	2,231,411

TOTAL INCREASE (DECREASE)	2,018,748	(2,537,859)	9,704,121	4,001,859

Net Assets:

Beginning of year	$403,409,222	$405,947,081	$46,980,392	$42,978,533

End of year	$405,427,970	$403,409,222	$56,684,513	$46,980,392

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$5,360,377	$5,619,486	$9,097,651	$8,659,129

Net realized gain	38,709,683	17,600,750	51,391,771	49,393,542

Net change in unrealized gain (loss)	50,462,721	15,770,239	125,701,137	(490,107)

Net increase in net assets resulting from operations	94,532,781	38,990,475	186,190,559	57,562,564

Distributions to shareholders:

From distributable earnings:

Class A Shares	(4,718,280)	(6,742,536)	(19,926,417)	(55,239,987)

Class C Shares	(415,123)	(857,851)	(313,678)	(1,231,703)

Institutional Shares	(7,608,539)	(13,297,130)	(15,261,356)	(38,717,068)

Service Shares	(53,526)	(76,077)	(1,276,414)	(4,173,176)

Investor Shares	(189,186)	(313,809)	(3,882,128)	(9,223,366)

Class R6 Shares	(140,563)	(194,345)	(4,565,476)	(10,488,178)

Class R Shares	(232,201)	(309,775)	(928,135)	(2,295,189)

Class P Shares	(11,344,187)	(16,929,697)	(7,704,303)	(21,613,805)

Total distributions to shareholders	(24,701,605)	(38,721,220)	(53,857,907)	(142,982,472)

From share transactions:

Proceeds from sales of shares	20,032,017	33,412,731	208,881,145	221,163,999

Reinvestment of distributions	24,310,006	38,058,875	51,092,460	135,698,815

Cost of shares redeemed	(82,173,605)	(100,644,410)	(328,371,525)	(268,511,768)

Net increase (decrease) in net assets resulting from share transactions	(37,831,582)	(29,172,804)	(68,397,920)	88,351,046

TOTAL INCREASE (DECREASE)	31,999,594	(28,903,549)	63,934,732	2,931,138

Net Assets:

Beginning of year	$421,401,377	$450,304,926	$1,151,702,477	$1,148,771,339

End of year	$453,400,971	$421,401,377	$1,215,637,209	$1,151,702,477

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Value Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$7,339,359	$19,191,459	$935,802	$1,716,932

Net realized gain (loss)	230,675,283	96,955,058	12,944,840	(6,660,726)

Net change in unrealized gain (loss)	(49,605,839)	(43,305,466)	8,295,025	14,063,494

Net increase in net assets resulting from operations	188,408,803	72,841,051	22,175,667	9,119,700

Distributions to shareholders:

From distributable earnings:

Class A Shares	(10,561,785)	(51,748,366)	(14,532)	(164,809)

Class C Shares	(82,198)	(440,629)	—	(66,005)

Institutional Shares	(22,662,987)	(202,459,669)	(206,693)	(1,864,079)

Service Shares	(578,093)	(2,858,068)	—	—

Investor Shares	(2,216,137)	(20,218,513)	(70,022)	(757,902)

Class R6 Shares	(18,226,558)	(144,535,398)	(238,483)	(6,757,794)

Class R Shares	(1,602,322)	(6,990,091)	(393)	(7,935)

Class P Shares	(8,853,867)	(38,556,866)	(845,088)	(5,911,852)

Total distributions to shareholders	(64,783,947)	(467,807,600)	(1,375,211)	(15,530,376)

From share transactions:

Proceeds from sales of shares	236,999,084	376,347,158	26,351,934	54,323,797

Proceeds paid in connection with in-kind transactions	—	(23,891,044)	—	—

Reinvestment of distributions	62,580,861	454,551,534	1,375,161	15,529,991

Cost of shares redeemed	(920,311,288)	(2,086,211,976)	(114,268,720)	(72,236,151)

Net decrease in net assets resulting from share transactions	(620,731,343)	(1,279,204,328)	(86,541,625)	(2,382,363)

TOTAL DECREASE	(497,106,487)	(1,674,170,877)	(65,741,169)	(8,793,039)

Net Assets:

Beginning of year	$1,709,216,536	$3,383,387,413	$220,918,187	$229,711,226

End of year	$1,212,110,049	$1,709,216,536	$155,177,018	$220,918,187

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$42.36	$41.89	$47.25	$37.94	$38.96

Net investment income(a)	0.67	0.78	0.71	0.59	0.62

Net realized and unrealized gain (loss)	8.41	1.93	(2.31)	9.28	0.58

Total from investment operations	9.08	2.71	(1.60)	9.87	1.20

Distributions to shareholders from net investment income	(0.69)	(0.77)	(0.73)	(0.56)	(0.65)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(1.98)	(2.24)	(3.76)	(0.56)	(2.22)

Net asset value, end of year	$49.46	$42.36	$41.89	$47.25	$37.94

Total Return(b)	22.17%	6.55%	(3.79)%	26.23%	3.08%

Net assets, end of year (in 000’s)	$327,114	$294,458	$300,621	$334,886	$292,009

Ratio of net expenses to average net assets	1.01%	1.04%	1.04%	1.04%	1.08%

Ratio of total expenses to average net assets	1.20%	1.19%	1.18%	1.20%	1.25%

Ratio of net investment income to average net assets	1.50%	1.86%	1.58%	1.40%	1.67%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$39.95	$39.62	$44.89	$36.06	$37.12

Net investment income(a)	0.31	0.44	0.36	0.26	0.34

Net realized and unrealized gain (loss)	7.91	1.83	(2.19)	8.82	0.54

Total from investment operations	8.22	2.27	(1.83)	9.08	0.88

Distributions to shareholders from net investment income	(0.37)	(0.47)	(0.41)	(0.25)	(0.37)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(1.66)	(1.94)	(3.44)	(0.25)	(1.94)

Net asset value, end of year	$46.51	$39.95	$39.62	$44.89	$36.06

Total Return(b)	21.24%	5.75%	(4.51)%	25.26%	2.33%

Net assets, end of year (in 000’s)	$4,154	$4,327	$4,651	$6,026	$5,477

Ratio of net expenses to average net assets	1.76%	1.79%	1.79%	1.79%	1.83%

Ratio of total expenses to average net assets	1.95%	1.94%	1.93%	1.95%	2.00%

Ratio of net investment income to average net assets	0.75%	1.11%	0.84%	0.65%	0.94%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$43.28	$42.76	$48.15	$38.65	$39.66

Net investment income(a)	0.81	0.93	0.87	0.75	0.76

Net realized and unrealized gain (loss)	8.61	1.96	(2.37)	9.44	0.58

Total from investment operations	9.42	2.89	(1.50)	10.19	1.34

Distributions to shareholders from net investment income	(0.82)	(0.90)	(0.86)	(0.69)	(0.78)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(2.11)	(2.37)	(3.89)	(0.69)	(2.35)

Net asset value, end of year	$50.59	$43.28	$42.76	$48.15	$38.65

Total Return(b)	22.54%	6.86%	(3.49)%	26.63%	3.41%

Net assets, end of year (in 000’s)	$19,719	$25,845	$31,702	$33,660	$22,592

Ratio of net expenses to average net assets	0.71%	0.74%	0.73%	0.73%	0.74%

Ratio of total expenses to average net assets	0.84%	0.82%	0.81%	0.83%	0.86%

Ratio of net investment income to average net assets	1.80%	2.18%	1.90%	1.73%	2.00%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$42.56	$42.08	$47.45	$38.08	$39.10

Net investment income(a)	0.58	0.70	0.63	0.48	0.57

Net realized and unrealized gain (loss)	8.44	1.94	(2.33)	9.35	0.57

Total from investment operations	9.02	2.64	(1.70)	9.83	1.14

Distributions to shareholders from net investment income	(0.59)	(0.69)	(0.64)	(0.46)	(0.59)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(1.88)	(2.16)	(3.67)	(0.46)	(2.16)

Net asset value, end of year	$49.70	$42.56	$42.08	$47.45	$38.08

Total Return(b)	21.93%	6.33%	(3.98)%	26.01%	2.89%

Net assets, end of year (in 000’s)	$91	$93	$90	$103	$161

Ratio of net expenses to average net assets	1.21%	1.24%	1.23%	1.23%	1.24%

Ratio of total expenses to average net assets	1.34%	1.31%	1.31%	1.33%	1.37%

Ratio of net investment income to average net assets	1.30%	1.67%	1.39%	1.16%	1.52%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$42.27	$41.82	$47.18	$37.88	$38.91

Net investment income(a)	0.77	0.88	0.83	0.69	0.71

Net realized and unrealized gain (loss)	8.39	1.92	(2.32)	9.27	0.58

Total from investment operations	9.16	2.80	(1.49)	9.96	1.29

Distributions to shareholders from net investment income	(0.79)	(0.88)	(0.84)	(0.66)	(0.75)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(2.08)	(2.35)	(3.87)	(0.66)	(2.32)

Net asset value, end of year	$49.35	$42.27	$41.82	$47.18	$37.88

Total Return(b)	22.47%	6.78%	(3.55)%	26.54%	3.33%

Net assets, end of year (in 000’s)	$3,489	$4,197	$4,394	$3,042	$2,384

Ratio of net expenses to average net assets	0.76%	0.79%	0.79%	0.80%	0.83%

Ratio of total expenses to average net assets	0.95%	0.94%	0.93%	0.95%	0.99%

Ratio of net investment income to average net assets	1.74%	2.10%	1.86%	1.66%	1.92%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$43.28	$42.76	$48.15	$38.65	$39.66

Net investment income(a)	0.82	0.93	0.87	0.75	0.76

Net realized and unrealized gain (loss)	8.60	1.96	(2.36)	9.44	0.58

Total from investment operations	9.42	2.89	(1.49)	10.19	1.34

Distributions to shareholders from net investment income	(0.82)	(0.90)	(0.87)	(0.69)	(0.78)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(2.11)	(2.37)	(3.90)	(0.69)	(2.35)

Net asset value, end of year	$50.59	$43.28	$42.76	$48.15	$38.65

Total Return(b)	22.55%	6.87%	(3.48)%	26.64%	3.42%

Net assets, end of year (in 000’s)	$7,057	$5,817	$6,582	$6,981	$5,378

Ratio of net expenses to average net assets	0.69%	0.73%	0.72%	0.72%	0.73%

Ratio of total expenses to average net assets	0.83%	0.81%	0.80%	0.82%	0.86%

Ratio of net investment income to average net assets	1.82%	2.17%	1.90%	1.73%	2.00%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$42.12	$41.62	$46.98	$37.73	$38.75

Net investment income(a)	0.55	0.67	0.60	0.49	0.53

Net realized and unrealized gain (loss)	8.37	1.92	(2.31)	9.22	0.57

Total from investment operations	8.92	2.59	(1.71)	9.71	1.10

Distributions to shareholders from net investment income	(0.58)	(0.62)	(0.62)	(0.46)	(0.55)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(1.87)	(2.09)	(3.65)	(0.46)	(2.12)

Net asset value, end of year	$49.17	$42.12	$41.62	$46.98	$37.73

Total Return(b)	21.89%	6.23%	(4.02)%	25.91%	2.82%

Net assets, end of year (in 000’s)	$818	$676	$630	$1,337	$1,131

Ratio of net expenses to average net assets	1.26%	1.29%	1.29%	1.29%	1.33%

Ratio of total expenses to average net assets	1.45%	1.44%	1.43%	1.45%	1.50%

Ratio of net investment income to average net assets	1.26%	1.61%	1.34%	1.15%	1.42%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$43.27	$42.75	$48.14	$38.64	$39.65

Net investment income(a)	0.81	0.93	0.88	0.76	0.76

Net realized and unrealized gain (loss)	8.61	1.96	(2.37)	9.43	0.59

Total from investment operations	9.42	2.89	(1.49)	10.19	1.35

Distributions to shareholders from net investment income	(0.82)	(0.90)	(0.87)	(0.69)	(0.79)

Distributions to shareholders from net realized gains	(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(2.11)	(2.37)	(3.90)	(0.69)	(2.36)

Net asset value, end of year	$50.58	$43.27	$42.75	$48.14	$38.64

Total Return(b)	22.55%	6.87%	(3.48)%	26.65%	3.43%

Net assets, end of year (in 000’s)	$42,986	$67,997	$57,277	$40,099	$20,492

Ratio of net expenses to average net assets	0.70%	0.73%	0.72%	0.72%	0.73%

Ratio of total expenses to average net assets	0.83%	0.81%	0.80%	0.82%	0.85%

Ratio of net investment income to average net assets	1.81%	2.17%	1.94%	1.74%	2.04%

Portfolio turnover rate(c)	31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.39	$13.07	$14.86	$11.25	$10.69

Net investment income(a)	0.17	0.15	0.10	0.07	0.09

Net realized and unrealized gain (loss)	2.84	1.47	(0.96)	3.76	0.62

Total from investment operations	3.01	1.62	(0.86)	3.83	0.71

Distributions to shareholders from net investment income	(0.18)	(0.13)	(0.07)	(0.08)	(0.04)

Distributions to shareholders from net realized gains	(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(0.21)	(1.30)	(0.93)	(0.22)	(0.15)

Net asset value, end of year	$16.19	$13.39	$13.07	$14.86	$11.25

Total Return(b)	22.68%	12.87%	(6.29)%	34.43%	6.60%

Net assets, end of year (in 000’s)	$1,397	$419	$312	$369	$148

Ratio of net expenses to average net assets	1.01%	1.03%	1.04%	1.04%	1.09%

Ratio of total expenses to average net assets	1.68%	1.72%	1.72%	2.27%	4.71%

Ratio of net investment income to average net assets	1.17%	1.13%	0.73%	0.51%	0.83%

Portfolio turnover rate(c)	85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.10	$12.85	$14.65	$11.11	$10.60

Net investment income (loss)(a)	0.06	0.06	–	(0.03)	0.01

Net realized and unrealized gain (loss)	2.80	1.42	(0.94)	3.71	0.61

Total from investment operations	2.86	1.48	(0.94)	3.68	0.62

Distributions to shareholders from net investment income	–	(0.06)	–	–	–

Distributions to shareholders from net realized gains	(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(0.03)	(1.23)	(0.86)	(0.14)	(0.11)

Net asset value, end of year	$15.93	$13.10	$12.85	$14.65	$11.11

Total Return(b)	21.85%	11.91%	(6.93)%	33.34%	5.85%

Net assets, end of year (in 000’s)	$160	$212	$326	$49	$32

Ratio of net expenses to average net assets	1.76%	1.78%	1.79%	1.79%	1.85%

Ratio of total expenses to average net assets	2.46%	2.48%	2.43%	2.99%	5.81%

Ratio of net investment income (loss) to average net assets	0.46%	0.44%	0.04%	(0.24)%	0.06%

Portfolio turnover rate(c)	85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.46	$13.14	$14.92	$11.29	$10.72

Net investment income(a)	0.22	0.19	0.16	0.11	0.12

Net realized and unrealized gain (loss)	2.86	1.46	(0.97)	3.77	0.63

Total from investment operations	3.08	1.65	(0.81)	3.88	0.75

Distributions to shareholders from net investment income	(0.20)	(0.16)	(0.11)	(0.11)	(0.07)

Distributions to shareholders from net realized gains	(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(0.23)	(1.33)	(0.97)	(0.25)	(0.18)

Net asset value, end of year	$16.31	$13.46	$13.14	$14.92	$11.29

Total Return(b)	23.16%	13.13%	(5.98)%	34.80%	7.00%

Net assets, end of year (in 000’s)	$4,836	$2,310	$2,167	$5,999	$871

Ratio of net expenses to average net assets	0.69%	0.71%	0.73%	0.73%	0.76%

Ratio of total expenses to average net assets	1.33%	1.36%	1.41%	1.65%	4.65%

Ratio of net investment income to average net assets	1.50%	1.46%	1.10%	0.82%	1.13%

Portfolio turnover rate(c)	85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.41	$13.09	$14.88	$11.26	$10.69

Net investment income(a)	0.23	0.18	0.14	0.09	0.11

Net realized and unrealized gain (loss)	2.82	1.47	(0.96)	3.77	0.63

Total from investment operations	3.05	1.65	(0.82)	3.86	0.74

Distributions to shareholders from net investment income	(0.19)	(0.16)	(0.11)	(0.10)	(0.06)

Distributions to shareholders from net realized gains	(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(0.22)	(1.33)	(0.97)	(0.24)	(0.17)

Net asset value, end of year	$16.24	$13.41	$13.09	$14.88	$11.26

Total Return(b)	23.01%	13.11%	(6.06)%	34.71%	6.92%

Net assets, end of year (in 000’s)	$4,895	$14	$12	$13	$34

Ratio of net expenses to average net assets	0.76%	0.78%	0.80%	0.80%	0.85%

Ratio of total expenses to average net assets	1.39%	1.47%	1.47%	2.61%	4.81%

Ratio of net investment income to average net assets	1.51%	1.38%	0.97%	0.69%	1.04%

Portfolio turnover rate(c)	85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.43	$13.11	$14.89	$11.27	$10.71

Net investment income(a)	0.22	0.19	0.15	0.10	0.12

Net realized and unrealized gain (loss)	2.84	1.47	(0.95)	3.77	0.62

Total from investment operations	3.06	1.66	(0.80)	3.87	0.74

Distributions to shareholders from net investment income	(0.20)	(0.17)	(0.12)	(0.11)	(0.07)

Distributions to shareholders from net realized gains	(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(0.23)	(1.34)	(0.98)	(0.25)	(0.18)

Net asset value, end of year	$16.26	$13.43	$13.11	$14.89	$11.27

Total Return(b)	23.08%	13.17%	(5.90)%	34.79%	6.92%

Net assets, end of year (in 000’s)	$1,961	$14	$12	$13	$34

Ratio of net expenses to average net assets	0.68%	0.69%	0.72%	0.72%	0.75%

Ratio of total expenses to average net assets	1.25%	1.34%	1.33%	2.48%	4.67%

Ratio of net investment income to average net assets	1.46%	1.47%	1.05%	0.77%	1.13%

Portfolio turnover rate(c)	85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.28	$12.98	$14.76	$11.20	$10.65

Net investment income(a)	0.13	0.12	0.07	0.03	0.06

Net realized and unrealized gain (loss)	2.83	1.44	(0.95)	3.74	0.61

Total from investment operations	2.96	1.56	(0.88)	3.77	0.67

Distributions to shareholders from net investment income	(0.13)	(0.09)	(0.04)	(0.07)	(0.01)

Distributions to shareholders from net realized gains	(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(0.16)	(1.26)	(0.90)	(0.21)	(0.12)

Net asset value, end of year	$16.08	$13.28	$12.98	$14.76	$11.20

Total Return(b)	22.44%	12.51%	(6.47)%	34.04%	6.27%

Net assets, end of year (in 000’s)	$56	$46	$41	$43	$33

Ratio of net expenses to average net assets	1.26%	1.28%	1.29%	1.29%	1.35%

Ratio of total expenses to average net assets	1.93%	1.97%	1.96%	2.69%	5.31%

Ratio of net investment income to average net assets	0.93%	0.89%	0.47%	0.23%	0.55%

Portfolio turnover rate(c)	85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.43	$13.11	$14.90	$11.28	$10.71

Net investment income(a)	0.22	0.19	0.15	0.11	0.12

Net realized and unrealized gain (loss)	2.85	1.47	(0.96)	3.76	0.63

Total from investment operations	3.07	1.66	(0.81)	3.87	0.75

Distributions to shareholders from net investment income	(0.20)	(0.17)	(0.12)	(0.11)	(0.07)

Distributions to shareholders from net realized gains	(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(0.23)	(1.34)	(0.98)	(0.25)	(0.18)

Net asset value, end of year	$16.27	$13.43	$13.11	$14.90	$11.28

Total Return(b)	23.14%	13.17%	(5.96)%	34.76%	7.03%

Net assets, end of year (in 000’s)	$43,381	$43,965	$40,108	$33,202	$8,657

Ratio of net expenses to average net assets	0.68%	0.70%	0.72%	0.72%	0.74%

Ratio of total expenses to average net assets	1.32%	1.35%	1.33%	1.80%	4.45%

Ratio of net investment income to average net assets	1.51%	1.47%	1.04%	0.82%	1.16%

Portfolio turnover rate(c)	85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.02	$15.03	$17.86	$13.92	$14.42

Net investment income(a)	0.16	0.15	0.15	0.12	0.16

Net realized and unrealized gain (loss)	3.37	1.15	(0.95)	4.31	0.18

Total from investment operations	3.53	1.30	(0.80)	4.43	0.34

Distributions to shareholders from net investment income	(0.17)	(0.16)	(0.12)	(0.16)	(0.17)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(0.91)	(1.31)	(2.03)	(0.49)	(0.84)

Net asset value, end of year	$17.64	$15.02	$15.03	$17.86	$13.92

Total Return(b)	24.71%	8.88%	(5.23)%	32.64%	1.97%

Net assets, end of year (in 000’s)	$89,817	$77,915	$77,259	$87,359	$74,559

Ratio of net expenses to average net assets	1.01%	1.04%	1.04%	1.04%	1.07%

Ratio of total expenses to average net assets	1.25%	1.24%	1.22%	1.24%	1.28%

Ratio of net investment income to average net assets	1.04%	1.04%	0.93%	0.74%	1.13%

Portfolio turnover rate(c)	51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021		2020

Per Share Data

Net asset value, beginning of year	$13.94	$14.04	$16.80	$13.12		$13.64

Net investment income(a)	0.05	0.04	0.03	–		0.05

Net realized and unrealized gain (loss)	3.12	1.06	(0.88)	4.06		0.17

Total from investment operations	3.17	1.10	(0.85)	4.06		0.22

Distributions to shareholders from net investment income	(0.04)	(0.05)	–	(0.05)		(0.07)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)		(0.67)

Total distributions	(0.78)	(1.20)	(1.91)	(0.38)		(0.74)

Net asset value, end of year	$16.33	$13.94	$14.04	$16.80		$13.12

Total Return(b)	23.78%	8.03%	(5.87)%	31.59%		1.21%

Net assets, end of year (in 000’s)	$6,774	$8,198	$10,176	$12,948		$17,422

Ratio of net expenses to average net assets	1.76%	1.79%	1.79%	1.79%		1.82%

Ratio of total expenses to average net assets	2.00%	1.99%	1.97%	1.99%		2.03%

Ratio of net investment income to average net assets	0.31%	0.30%	0.18%	–	%(c)	0.39%

Portfolio turnover rate(d)	51%	57%	46%	53%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Amount is less than 0.005%.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.25	$15.25	$18.08	$14.08	$14.58

Net investment income(a)	0.21	0.20	0.21	0.17	0.20

Net realized and unrealized gain (loss)	3.43	1.15	(0.96)	4.37	0.19

Total from investment operations	3.64	1.35	(0.75)	4.54	0.39

Distributions to shareholders from net investment income	(0.22)	(0.20)	(0.17)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(0.96)	(1.35)	(2.08)	(0.54)	(0.89)

Net asset value, end of year	$17.93	$15.25	$15.25	$18.08	$14.08

Total Return(b)	25.08%	9.16%	(4.88)%	33.08%	2.26%

Net assets, end of year (in 000’s)	$132,227	$127,436	$155,700	$181,806	$140,814

Ratio of net expenses to average net assets	0.71%	0.73%	0.73%	0.73%	0.76%

Ratio of total expenses to average net assets	0.89%	0.87%	0.85%	0.87%	0.90%

Ratio of net investment income to average net assets	1.35%	1.35%	1.24%	1.04%	1.43%

Portfolio turnover rate(c)	51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.95	$14.97	$17.78	$13.86	$14.36

Net investment income(a)	0.13	0.12	0.12	0.09	0.13

Net realized and unrealized gain (loss)	3.34	1.14	(0.93)	4.29	0.19

Total from investment operations	3.47	1.26	(0.81)	4.38	0.32

Distributions to shareholders from net investment income	(0.14)	(0.13)	(0.09)	(0.13)	(0.15)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(0.88)	(1.28)	(2.00)	(0.46)	(0.82)

Net asset value, end of year	$17.54	$14.95	$14.97	$17.78	$13.86

Total Return(b)	24.38%	8.66%	(5.33)%	32.36%	1.80%

Net assets, end of year (in 000’s)	$1,055	$964	$835	$846	$836

Ratio of net expenses to average net assets	1.21%	1.23%	1.23%	1.23%	1.26%

Ratio of total expenses to average net assets	1.39%	1.37%	1.35%	1.37%	1.40%

Ratio of net investment income to average net assets	0.84%	0.85%	0.74%	0.55%	0.94%

Portfolio turnover rate(c)	51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.04	$15.05	$17.87	$13.93	$14.43

Net investment income(a)	0.20	0.19	0.19	0.16	0.19

Net realized and unrealized gain (loss)	3.37	1.15	(0.94)	4.31	0.19

Total from investment operations	3.57	1.34	(0.75)	4.47	0.38

Distributions to shareholders from net investment income	(0.21)	(0.20)	(0.16)	(0.20)	(0.21)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(0.95)	(1.35)	(2.07)	(0.53)	(0.88)

Net asset value, end of year	$17.66	$15.04	$15.05	$17.87	$13.93

Total Return(b)	24.94%	9.16%	(4.94)%	32.92%	2.22%

Net assets, end of year (in 000’s)	$4,301	$6,907	$3,318	$3,559	$3,460

Ratio of net expenses to average net assets	0.76%	0.79%	0.79%	0.79%	0.82%

Ratio of total expenses to average net assets	1.00%	0.99%	0.97%	0.99%	1.03%

Ratio of net investment income to average net assets	1.27%	1.27%	1.19%	0.99%	1.37%

Portfolio turnover rate(c)	51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.73	$15.69	$18.54	$14.43	$14.92

Net investment income(a)	0.22	0.21	0.21	0.17	0.21

Net realized and unrealized gain (loss)	3.54	1.19	(0.97)	4.48	0.19

Total from investment operations	3.76	1.40	(0.76)	4.65	0.40

Distributions to shareholders from net investment income	(0.22)	(0.21)	(0.18)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(0.96)	(1.36)	(2.09)	(0.54)	(0.89)

Net asset value, end of year	$18.53	$15.73	$15.69	$18.54	$14.43

Total Return(b)	25.10%	9.17%	(4.86)%	33.05%	2.29%

Net assets, end of year (in 000’s)	$2,916	$2,233	$2,245	$1,958	$1,636

Ratio of net expenses to average net assets	0.70%	0.72%	0.72%	0.72%	0.75%

Ratio of total expenses to average net assets	0.88%	0.86%	0.84%	0.86%	0.89%

Ratio of net investment income to average net assets	1.35%	1.36%	1.26%	1.06%	1.43%

Portfolio turnover rate(c)	51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.40	$14.47	$17.27	$13.47	$13.97

Net investment income(a)	0.12	0.11	0.11	0.07	0.12

Net realized and unrealized gain (loss)	3.22	1.10	(0.91)	4.18	0.17

Total from investment operations	3.34	1.21	(0.80)	4.25	0.29

Distributions to shareholders from net investment income	(0.14)	(0.13)	(0.09)	(0.12)	(0.12)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(0.88)	(1.28)	(2.00)	(0.45)	(0.79)

Net asset value, end of year	$16.86	$14.40	$14.47	$17.27	$13.47

Total Return(b)	24.38%	8.60%	(5.46)%	32.32%	1.70%

Net assets, end of year (in 000’s)	$2,741	$4,114	$3,437	$3,269	$2,932

Ratio of net expenses to average net assets	1.26%	1.29%	1.29%	1.29%	1.32%

Ratio of total expenses to average net assets	1.50%	1.49%	1.47%	1.49%	1.53%

Ratio of net investment income to average net assets	0.80%	0.78%	0.69%	0.49%	0.89%

Portfolio turnover rate(c)	51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$15.73	$15.68	$18.54	$14.43	$14.92

Net investment income(a)	0.22	0.21	0.21	0.17	0.21

Net realized and unrealized gain (loss)	3.54	1.20	(0.98)	4.48	0.19

Total from investment operations	3.76	1.41	(0.77)	4.65	0.40

Distributions to shareholders from net investment income	(0.22)	(0.21)	(0.18)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(0.96)	(1.36)	(2.09)	(0.54)	(0.89)

Net asset value, end of year	$18.53	$15.73	$15.68	$18.54	$14.43

Total Return(b)	25.10%	9.24%	(4.92)%	33.05%	2.29%

Net assets, end of year (in 000’s)	$213,570	$193,633	$197,335	$207,926	$154,720

Ratio of net expenses to average net assets	0.70%	0.72%	0.72%	0.72%	0.75%

Ratio of total expenses to average net assets	0.88%	0.86%	0.84%	0.86%	0.89%

Ratio of net investment income to average net assets	1.36%	1.36%	1.26%	1.05%	1.45%

Portfolio turnover rate(c)	51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$33.63	$36.32	$44.72	$31.22	$32.33

Net investment income(a)	0.21	0.19	0.13	–	0.16

Net realized and unrealized gain (loss)	5.43	1.57	(1.59)	13.63	(0.22)

Total from investment operations	5.64	1.76	(1.46)	13.63	(0.06)

Distributions to shareholders from net investment income	(0.20)	(0.17)	(0.11)	(0.13)	(0.18)

Distributions to shareholders from net realized gains	(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(1.60)	(4.45)	(6.94)	(0.13)	(1.05)

Net asset value, end of year	$37.67	$33.63	$36.32	$44.72	$31.22

Total Return(b)	17.34%	4.97%	(4.46)%	43.77%	(0.41)%

Net assets, end of year (in 000’s)	$437,847	$435,463	$458,090	$536,384	$424,878

Ratio of net expenses to average net assets	1.19%	1.19%	1.20%	1.21%	1.24%

Ratio of total expenses to average net assets	1.20%	1.21%	1.21%	1.21%	1.24%

Ratio of net investment income to average net assets	0.60%	0.57%	0.33%	0.01%	0.52%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$27.25	$30.26	$38.53	$27.00	$28.10

Net investment loss(a)	(0.04)	(0.05)	(0.14)	(0.24)	(0.02)

Net realized and unrealized gain (loss)	4.36	1.32	(1.30)	11.77	(0.24)

Total from investment operations	4.32	1.27	(1.44)	11.53	(0.26)

Distributions to shareholders from net investment income	–	(4.28)	(6.83)	–	(0.81)

Distributions to shareholders from net realized gains	(1.40)	–	–	–	(0.03)

Total distributions	(1.40)	(4.28)	(6.83)	–	(0.84)

Net asset value, end of year	$30.17	$27.25	$30.26	$38.53	$27.00

Total Return(b)	16.40%	4.24%	(5.20)%	42.70%	(1.14)%

Net assets, end of year (in 000’s)	$5,581	$6,558	$9,337	$12,836	$16,230

Ratio of net expenses to average net assets	1.94%	1.94%	1.95%	1.96%	1.99%

Ratio of total expenses to average net assets	1.95%	1.96%	1.96%	1.96%	1.99%

Ratio of net investment loss to average net assets	(0.13)%	(0.17)%	(0.42)%	(0.73)%	(0.07)%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$34.27	$36.92	$45.34	$31.65	$32.76

Net investment income(a)	0.34	0.32	0.28	0.15	0.26

Net realized and unrealized gain (loss)	5.53	1.61	(1.62)	13.80	(0.19)

Total from investment operations	5.87	1.93	(1.34)	13.95	0.07

Distributions to shareholders from net investment income	(0.32)	(0.30)	(0.25)	(0.26)	(0.30)

Distributions to shareholders from net realized gains	(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–	–	–	–	(0.04)

Total distributions	(1.72)	(4.58)	(7.08)	(0.26)	(1.18)

Net asset value, end of year	$38.42	$34.27	$36.92	$45.34	$31.65

Total Return(b)	17.74%	5.39%	(4.12)%	44.27%	(0.03)%

Net assets, end of year (in 000’s)	$326,248	$318,000	$298,877	$331,383	$271,283

Ratio of net expenses to average net assets	0.84%	0.84%	0.83%	0.84%	0.86%

Ratio of total expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.86%

Ratio of net investment income to average net assets	0.95%	0.93%	0.71%	0.38%	0.82%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$32.59	$35.32	$43.69	$30.50	$31.58

Net investment income (loss)(a)	0.15	0.14	0.08	(0.04)	0.13

Net realized and unrealized gain (loss)	5.25	1.54	(1.55)	13.31	(0.23)

Total from investment operations	5.40	1.68	(1.47)	13.27	(0.10)

Distributions to shareholders from net investment income	(0.14)	(0.13)	(0.07)	(0.08)	(0.11)

Distributions to shareholders from net realized gains	(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(1.54)	(4.41)	(6.90)	(0.08)	(0.98)

Net asset value, end of year	$36.45	$32.59	$35.32	$43.69	$30.50

Total Return(b)	17.13%	4.86%	(4.60)%	43.57%	(0.52)%

Net assets, end of year (in 000’s)	$28,250	$27,582	$34,533	$34,851	$30,424

Ratio of net expenses to average net assets	1.34%	1.33%	1.33%	1.34%	1.36%

Ratio of total expenses to average net assets	1.34%	1.34%	1.34%	1.34%	1.36%

Ratio of net investment income (loss) to average net assets	0.45%	0.42%	0.20%	(0.12)%	0.43%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$32.50	$35.26	$43.60	$30.44	$31.55

Net investment income(a)	0.28	0.27	0.25	0.10	0.22

Net realized and unrealized gain (loss)	5.24	1.52	(1.55)	13.28	(0.19)

Total from investment operations	5.52	1.79	(1.30)	13.38	0.03

Distributions to shareholders from net investment income	(0.29)	(0.27)	(0.21)	(0.22)	(0.26)

Distributions to shareholders from net realized gains	(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–	–	–	–	(0.04)

Total distributions	(1.69)	(4.55)	(7.04)	(0.22)	(1.14)

Net asset value, end of year	$36.33	$32.50	$35.26	$43.60	$30.44

Total Return(b)	17.61%	5.24%	(4.21)%	44.11%	(0.16)%

Net assets, end of year (in 000’s)	$98,243	$76,816	$68,948	$42,206	$33,249

Ratio of net expenses to average net assets	0.94%	0.94%	0.95%	0.96%	0.99%

Ratio of total expenses to average net assets	0.95%	0.96%	0.96%	0.96%	0.99%

Ratio of net investment income to average net assets	0.85%	0.82%	0.65%	0.26%	0.72%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$34.24	$36.90	$45.31	$31.62	$32.74

Net investment income(a)	0.34	0.32	0.29	0.15	0.25

Net realized and unrealized gain (loss)	5.52	1.60	(1.61)	13.80	(0.18)

Total from investment operations	5.86	1.92	(1.32)	13.95	0.07

Distributions to shareholders from net investment income	(0.32)	(0.30)	(0.26)	(0.26)	(0.27)

Distributions to shareholders from net realized gains	(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–	–	–	–	(0.08)

Total distributions	(1.72)	(4.58)	(7.09)	(0.26)	(1.19)

Net asset value, end of year	$38.38	$34.24	$36.90	$45.31	$31.62

Total Return(b)	17.74%	5.38%	(4.09)%	44.33%	(0.05)%

Net assets, end of year (in 000’s)	$104,310	$89,605	$83,400	$80,114	$54,633

Ratio of net expenses to average net assets	0.83%	0.83%	0.82%	0.83%	0.85%

Ratio of total expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.85%

Ratio of net investment income to average net assets	0.96%	0.94%	0.72%	0.39%	0.82%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$31.99	$34.76	$43.09	$30.09	$31.20

Net investment income (loss)(a)	0.12	0.10	0.04	(0.09)	0.10

Net realized and unrealized gain (loss)	5.15	1.51	(1.52)	13.14	(0.24)

Total from investment operations	5.27	1.61	(1.48)	13.05	(0.14)

Distributions to shareholders from net investment income	(0.14)	(0.10)	(0.02)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(1.54)	(4.38)	(6.85)	(0.05)	(0.97)

Net asset value, end of year	$35.72	$31.99	$34.76	$43.09	$30.09

Total Return(b)	17.03%	4.72%	(4.68)%	43.41%	(0.65)%

Net assets, end of year (in 000’s)	$19,808	$19,373	$18,760	$21,249	$17,015

Ratio of net expenses to average net assets	1.44%	1.44%	1.45%	1.46%	1.49%

Ratio of total expenses to average net assets	1.45%	1.46%	1.46%	1.46%	1.49%

Ratio of net investment income (loss) to average net assets	0.35%	0.32%	0.09%	(0.23)%	0.32%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$34.23	$36.89	$45.30	$31.62	$32.73

Net investment income(a)	0.34	0.32	0.29	0.15	0.26

Net realized and unrealized gain (loss)	5.52	1.60	(1.61)	13.79	(0.19)

Total from investment operations	5.86	1.92	(1.32)	13.94	0.07

Distributions to shareholders from net investment income	(0.32)	(0.30)	(0.26)	(0.26)	(0.33)

Distributions to shareholders from net realized gains	(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–	–	–	–	(0.01)

Total distributions	(1.72)	(4.58)	(7.09)	(0.26)	(1.18)

Net asset value, end of year	$38.37	$34.23	$36.89	$45.30	$31.62

Total Return(b)	17.74%	5.38%	(4.09)%	44.30%	(0.02)%

Net assets, end of year (in 000’s)	$195,350	$178,305	$176,827	$191,790	$129,680

Ratio of net expenses to average net assets	0.83%	0.83%	0.82%	0.83%	0.85%

Ratio of total expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.85%

Ratio of net investment income to average net assets	0.96%	0.94%	0.71%	0.39%	0.82%

Portfolio turnover rate(c)	56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$38.16	$44.45	$60.69	$40.60	$47.20

Net investment income (loss)(a)	0.12	0.20	0.10	(0.08)	0.20

Net realized and unrealized gain (loss)	5.74	0.98	(4.46)	20.27	(4.48)

Total from investment operations	5.86	1.18	(4.36)	20.19	(4.28)

Distributions to shareholders from net investment income	(0.29)	(0.17)	(0.03)	(0.10)	(0.26)

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.75)	(7.47)	(11.88)	(0.10)	(2.32)

Net asset value, end of year	$42.27	$38.16	$44.45	$60.69	$40.60

Total Return(b)	15.90%	2.71%	(9.33)%	49.77%	(9.92)%

Net assets, end of year (in 000’s)	$236,140	$248,764	$333,814	$468,122	$413,666

Ratio of net expenses to average net assets	1.27%	1.29%	1.29%	1.30%	1.34%

Ratio of total expenses to average net assets	1.43%	1.41%	1.36%	1.36%	1.37%

Ratio of net investment income (loss) to average net assets	0.32%	0.52%	0.20%	(0.15)%	0.47%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$21.07	$27.87	$42.63	$28.68	$33.97

Net investment loss(a)	(0.09)	(0.05)	(0.18)	(0.33)	(0.02)

Net realized and unrealized gain (loss)	3.07	0.61	(2.73)	14.28	(3.21)

Total from investment operations	2.98	0.56	(2.91)	13.95	(3.23)

Distributions to shareholders from net investment income	(0.18)	(0.06)	–	–	–

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.64)	(7.36)	(11.85)	–	(2.06)

Net asset value, end of year	$22.41	$21.07	$27.87	$42.63	$28.68

Total Return(b)	15.01%	1.96%	(10.00)%	48.69%	(10.61)%

Net assets, end of year (in 000’s)	$1,155	$1,146	$1,788	$2,204	$3,220

Ratio of net expenses to average net assets	2.02%	2.04%	2.04%	2.05%	2.09%

Ratio of total expenses to average net assets	2.18%	2.15%	2.11%	2.11%	2.12%

Ratio of net investment loss to average net assets	(0.43)%	(0.23)%	(0.54)%	(0.89)%	(0.05)%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$43.64	$49.82	$66.58	$44.52	$51.56

Net investment income(a)	0.25	0.36	0.30	0.11	0.35

Net realized and unrealized gain (loss)	6.60	1.07	(5.02)	22.22	(4.87)

Total from investment operations	6.85	1.43	(4.72)	22.33	(4.52)

Distributions to shareholders from net investment income	(0.39)	(0.31)	(0.19)	(0.27)	(0.46)

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.85)	(7.61)	(12.04)	(0.27)	(2.52)

Net asset value, end of year	$48.64	$43.64	$49.82	$66.58	$44.52

Total Return(b)	16.22%	2.96%	(9.02)%	50.29%	(9.60)%

Net assets, end of year (in 000’s)	$348,969	$630,611	$1,446,222	$2,331,482	$2,454,781

Ratio of net expenses to average net assets	1.02%	1.00%	0.97%	0.96%	0.96%

Ratio of total expenses to average net assets	1.07%	1.03%	0.99%	0.99%	0.99%

Ratio of net investment income to average net assets	0.58%	0.79%	0.51%	0.19%	0.74%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Service Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$35.99	$42.36	$58.44	$39.10	$45.50

Net investment income (loss)(a)	0.03	0.11	0.01	(0.15)	0.16

Net realized and unrealized gain (loss)	5.40	0.93	(4.24)	19.51	(4.35)

Total from investment operations	5.43	1.04	(4.23)	19.36	(4.19)

Distributions to shareholders from net investment income	(0.21)	(0.11)	–	(0.02)	(0.15)

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.67)	(7.41)	(11.85)	(0.02)	(2.21)

Net asset value, end of year	$39.75	$35.99	$42.36	$58.44	$39.10

Total Return(b)	15.63%	2.46%	(9.48)%	49.53%	(10.04)%

Net assets, end of year (in 000’s)	$9,907	$14,083	$17,138	$27,102	$39,295

Ratio of net expenses to average net assets	1.52%	1.51%	1.47%	1.46%	1.46%

Ratio of total expenses to average net assets	1.57%	1.54%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	0.08%	0.29%	0.01%	(0.31)%	0.39%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$37.66	$43.99	$60.18	$40.26	$46.84

Net investment income(a)	0.21	0.31	0.24	0.05	0.27

Net realized and unrealized gain (loss)	5.67	0.94	(4.41)	20.09	(4.39)

Total from investment operations	5.88	1.25	(4.17)	20.14	(4.12)

Distributions to shareholders from net investment income	(0.39)	(0.28)	(0.17)	(0.22)	(0.40)

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.85)	(7.58)	(12.02)	(0.22)	(2.46)

Net asset value, end of year	$41.69	$37.66	$43.99	$60.18	$40.26

Total Return(b)	16.20%	2.94%	(9.07)%	50.14%	(9.70)%

Net assets, end of year (in 000’s)	$33,030	$71,845	$131,530	$140,918	$115,491

Ratio of net expenses to average net assets	1.02%	1.04%	1.04%	1.04%	1.09%

Ratio of total expenses to average net assets	1.18%	1.15%	1.11%	1.11%	1.12%

Ratio of net investment income to average net assets	0.57%	0.78%	0.46%	0.09%	0.64%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$43.61	$49.78	$66.55	$44.50	$51.53

Net investment income(a)	0.26	0.37	0.31	0.11	0.35

Net realized and unrealized gain (loss)	6.59	1.08	(5.02)	22.22	(4.85)

Total from investment operations	6.85	1.45	(4.71)	22.33	(4.50)

Distributions to shareholders from net investment income	(0.40)	(0.32)	(0.21)	(0.28)	(0.47)

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.86)	(7.62)	(12.06)	(0.28)	(2.53)

Net asset value, end of year	$48.60	$43.61	$49.78	$66.55	$44.50

Total Return(b)	16.21%	2.99%	(9.02)%	50.31%	(9.58)%

Net assets, end of year (in 000’s)	$310,155	$443,791	$1,145,840	$1,436,954	$1,229,047

Ratio of net expenses to average net assets	1.01%	0.99%	0.96%	0.95%	0.95%

Ratio of total expenses to average net assets	1.06%	1.02%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets	0.60%	0.82%	0.54%	0.19%	0.74%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$36.47	$42.82	$58.98	$39.48	$45.96

Net investment income (loss)(a)	0.03	0.10	(0.03)	(0.21)	0.13

Net realized and unrealized gain (loss)	5.47	0.94	(4.28)	19.71	(4.42)

Total from investment operations	5.50	1.04	(4.31)	19.50	(4.29)

Distributions to shareholders from net investment income	(0.22)	(0.09)	–	–	(0.13)

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.68)	(7.39)	(11.85)	–	(2.19)

Net asset value, end of year	$40.29	$36.47	$42.82	$58.98	$39.48

Total Return(b)	15.62%	2.44%	(9.53)%	49.39%	(10.16)%

Net assets, end of year (in 000’s)	$34,566	$35,901	$41,857	$62,339	$57,272

Ratio of net expenses to average net assets	1.52%	1.54%	1.54%	1.55%	1.59%

Ratio of total expenses to average net assets	1.68%	1.66%	1.61%	1.61%	1.62%

Ratio of net investment income (loss) to average net assets	0.07%	0.26%	(0.06)%	(0.40)%	0.30%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$43.61	$49.79	$66.55	$44.50	$51.53

Net investment income(a)	0.25	0.35	0.31	0.11	0.34

Net realized and unrealized gain (loss)	6.60	1.09	(5.01)	22.22	(4.85)

Total from investment operations	6.85	1.44	(4.70)	22.33	(4.51)

Distributions to shareholders from net investment income	(0.40)	(0.32)	(0.21)	(0.28)	(0.46)

Distributions to shareholders from net realized gains	(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(1.86)	(7.62)	(12.06)	(0.28)	(2.52)

Net asset value, end of year	$48.60	$43.61	$49.79	$66.55	$44.50

Total Return(b)	16.21%	2.97%	(9.01)%	50.28%	(9.56)%

Net assets, end of year (in 000’s)	$238,187	$263,075	$265,197	$333,524	$206,370

Ratio of net expenses to average net assets	1.01%	1.00%	0.96%	0.95%	0.95%

Ratio of total expenses to average net assets	1.06%	1.03%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets	0.58%	0.80%	0.53%	0.18%	0.74%

Portfolio turnover rate(c)	83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.37	$14.86	$17.26	$11.50	$11.99

Net investment income(a)	0.04	0.06	0.05	0.01	0.06

Net realized and unrealized gain (loss)	2.43	0.50	(1.48)	5.80	(0.48)

Total from investment operations	2.47	0.56	(1.43)	5.81	(0.42)

Distributions to shareholders from net investment income	(0.09)	(0.08)	(0.04)	(0.05)	(0.07)

Distributions to shareholders from net realized gains	–	(0.97)	(0.93)	–	–

Total distributions	(0.09)	(1.05)	(0.97)	(0.05)	(0.07)

Net asset value, end of year	$16.75	$14.37	$14.86	$17.26	$11.50

Total Return(b)	17.29%	4.03%	(8.91)%	50.62%	(3.56)%

Net assets, end of year (in 000’s)	$2,596	$2,279	$2,231	$2,034	$988

Ratio of net expenses to average net assets	1.18%	1.20%	1.21%	1.21%	1.23%

Ratio of total expenses to average net assets	1.44%	1.35%	1.34%	1.42%	1.50%

Ratio of net investment income to average net assets	0.28%	0.43%	0.33%	0.07%	0.49%

Portfolio turnover rate(c)	67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.73	$14.26	$16.68	$11.17	$11.67

Net investment loss(a)	(0.06)	(0.04)	(0.07)	(0.10)	(0.01)

Net realized and unrealized gain (loss)	2.31	0.48	(1.42)	5.61	(0.49)

Total from investment operations	2.25	0.44	(1.49)	5.51	(0.50)

Distributions to shareholders from net realized gains	–	(0.97)	(0.93)	–	–

Net asset value, end of year	$15.98	$13.73	$14.26	$16.68	$11.17

Total Return(b)	16.46%	3.25%	(9.56)%	49.46%	(4.36)%

Net assets, end of year (in 000’s)	$680	$894	$997	$1,483	$948

Ratio of net expenses to average net assets	1.93%	1.95%	1.96%	1.96%	1.98%

Ratio of total expenses to average net assets	2.19%	2.10%	2.09%	2.17%	2.24%

Ratio of net investment loss to average net assets	(0.45)%	(0.32)%	(0.44)%	(0.69)%	(0.07)%

Portfolio turnover rate(c)	67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.62	$15.11	$17.51	$11.67	$12.18

Net investment income(a)	0.10	0.11	0.12	0.07	0.09

Net realized and unrealized gain (loss)	2.47	0.50	(1.50)	5.87	(0.47)

Total from investment operations	2.57	0.61	(1.38)	5.94	(0.38)

Distributions to shareholders from net investment income	(0.14)	(0.13)	(0.09)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	–	(0.97)	(0.93)	–	–

Total distributions	(0.14)	(1.10)	(1.02)	(0.10)	(0.13)

Net asset value, end of year	$17.05	$14.62	$15.11	$17.51	$11.67

Total Return(b)	17.72%	4.33%	(8.56)%	51.16%	(3.26)%

Net assets, end of year (in 000’s)	$23,681	$24,274	$23,900	$18,472	$7,054

Ratio of net expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.85%

Ratio of total expenses to average net assets	1.08%	0.99%	0.97%	1.05%	1.12%

Ratio of net investment income to average net assets	0.63%	0.79%	0.72%	0.44%	0.78%

Portfolio turnover rate(c)	67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.52	$15.00	$17.41	$11.59	$12.09

Net investment income(a)	0.08	0.10	0.09	0.07	0.08

Net realized and unrealized gain (loss)	2.46	0.50	(1.49)	5.82	(0.47)

Total from investment operations	2.54	0.60	(1.40)	5.89	(0.39)

Distributions to shareholders from net investment income	(0.12)	(0.11)	(0.08)	(0.07)	(0.11)

Distributions to shareholders from net realized gains	–	(0.97)	(0.93)	–	–

Total distributions	(0.12)	(1.08)	(1.01)	(0.07)	(0.11)

Net asset value, end of year	$16.94	$14.52	$15.00	$17.41	$11.59

Total Return(b)	17.64%	4.28%	(8.68)%	50.98%	(3.32)%

Net assets, end of year (in 000’s)	$5,491	$9,219	$11,178	$13,553	$1,435

Ratio of net expenses to average net assets	0.93%	0.95%	0.96%	0.96%	0.98%

Ratio of total expenses to average net assets	1.18%	1.10%	1.08%	1.15%	1.26%

Ratio of net investment income to average net assets	0.53%	0.69%	0.55%	0.40%	0.74%

Portfolio turnover rate(c)	67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.61	$15.09	$17.50	$11.66	$12.16

Net investment income(a)	0.10	0.11	0.12	0.07	0.09

Net realized and unrealized gain (loss)	2.47	0.51	(1.51)	5.87	(0.46)

Total from investment operations	2.57	0.62	(1.39)	5.94	(0.37)

Distributions to shareholders from net investment income	(0.14)	(0.13)	(0.09)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	–	(0.97)	(0.93)	–	–

Total distributions	(0.14)	(1.10)	(1.02)	(0.10)	(0.13)

Net asset value, end of year	$17.04	$14.61	$15.09	$17.50	$11.66

Total Return(b)	17.69%	4.41%	(8.56)%	51.12%	(3.17)%

Net assets, end of year (in 000’s)	$24,928	$91,082	$93,904	$97,324	$52,507

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.84%

Ratio of total expenses to average net assets	1.06%	0.98%	0.96%	1.04%	1.11%

Ratio of net investment income to average net assets	0.66%	0.80%	0.70%	0.44%	0.79%

Portfolio turnover rate(c)	67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.32	$14.82	$17.21	$11.46	$11.96

Net investment income (loss)(a)	0.01	0.03	0.01	(0.03)	0.03

Net realized and unrealized gain (loss)	2.41	0.49	(1.47)	5.78	(0.49)

Total from investment operations	2.42	0.52	(1.46)	5.75	(0.46)

Distributions to shareholders from net investment income	(0.05)	(0.05)	–	–	(0.04)

Distributions to shareholders from net realized gains	–	(0.97)	(0.93)	–	–

Total distributions	(0.05)	(1.02)	(0.93)	–	(0.04)

Net asset value, end of year	$16.69	$14.32	$14.82	$17.21	$11.46

Total Return(b)	16.97%	3.75%	(9.07)%	50.17%	(3.85)%

Net assets, end of year (in 000’s)	$105	$107	$105	$99	$74

Ratio of net expenses to average net assets	1.43%	1.45%	1.45%	1.46%	1.48%

Ratio of total expenses to average net assets	1.69%	1.60%	1.58%	1.67%	1.76%

Ratio of net investment income (loss) to average net assets	0.04%	0.18%	0.07%	(0.19)%	0.29%

Portfolio turnover rate(c)	67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$14.60	$15.09	$17.49	$11.66	$12.16

Net investment income(a)	0.10	0.11	0.12	0.07	0.09

Net realized and unrealized gain (loss)	2.47	0.50	(1.50)	5.86	(0.46)

Total from investment operations	2.57	0.61	(1.38)	5.93	(0.37)

Distributions to shareholders from net investment income	(0.14)	(0.13)	(0.09)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	–	(0.97)	(0.93)	–	–

Total distributions	(0.14)	(1.10)	(1.02)	(0.10)	(0.13)

Net asset value, end of year	$17.03	$14.60	$15.09	$17.49	$11.66

Total Return(b)	17.76%	4.34%	(8.51)%	51.04%	(3.17)%

Net assets, end of year (in 000’s)	$97,695	$93,063	$97,396	$92,056	$38,153

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.84%

Ratio of total expenses to average net assets	1.07%	0.98%	0.96%	1.04%	1.11%

Ratio of net investment income to average net assets	0.63%	0.80%	0.70%	0.44%	0.79%

Portfolio turnover rate(c)	67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements August 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Equity Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Focused Value Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs Large Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Mid Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small/Mid Cap Value Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on

69

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Equity Income Fund	Quarterly	Annually

Focused Value Fund	Annually	Annually

Large Cap Value Fund	Annually	Annually

Mid Cap Value Fund	Annually	Annually

Small Cap Value Fund	Annually	Annually

Small/Mid Cap Value Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

70

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that

71

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2024:

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$12,358,569	$—	$—
North America	386,722,566	—	—
Oceania	5,075,836	—	—
Investment Company	430,066	—	—

Total	$404,587,037	$—	$—

Focused Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$2,249,731	$—	$—
North America	53,736,522	—	—
Investment Company	537,511	—	—

Total	$56,523,764	$—	$—

Large Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$12,046,044	$—	$—
North America	436,677,977	—	—
Investment Company	3,906,237	—	—

Total	$452,630,258	$—	$—

72

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$12,847,975	$—	$—
North America	1,197,686,783	—	—
Investment Company	4,642,905	—	—

Total	$1,215,177,663	$—	$—

Small Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$10,846,008	$—	$—
North America	1,182,936,930	—	—
South America	2,624,367	—	—
Exchange-Traded Fund	12,100,378	—	—
Investment Company	3,859,680	—	—

Total	$1,212,367,363	$—	$—

Small/Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$1,956,694	$—	$—
North America	152,777,740	—	—

Total	$154,734,434	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

73

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Equity Income Fund	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.66%*

Focused Value Fund	0.69	0.62	0.59	0.58	0.57	0.69	0.65*

Large Cap Value Fund	0.75	0.68	0.65	0.64	0.63	0.75	0.67*

Mid Cap Value Fund	0.75	0.75	0.68	0.65	0.64	0.75	0.75

Small Cap Value Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.98

Small/Mid Cap Value Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM agreed to waive a portion of its management fee with respect to the Equity Income Fund, Focused Value Fund, and Large Cap Value Fund in order to achieve an effective net management fee rate of 0.65%, 0.65%, and 0.66%, respectively, as an annual percentage of each Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2024, and prior to such date, the Investment Advisor may not terminate the arrangement without the approval of the Board of trustees. Prior to December 29, 2023, GSAM agreed to waive a portion of its management fee with respect to the Large Cap Value Fund in order to achieve an effective net management fee rate of 0.69%.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Equity Income Fund	$297

Focused Value Fund	1,104

Large Cap Value Fund	3,166

Mid Cap Value Fund	15,462

Small Cap Value Fund	12,935

Small/Mid Cap Value Fund	2,024

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended August 31, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Equity Income Fund	$6,593	$—

Focused Value Fund	285	—

Large Cap Value Fund	4,134	—

Mid Cap Value Fund	8,447	—

Small Cap Value Fund	2,062	—

Small/Mid Cap Value Fund	464	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended August 31, 2024, the transfer agency fee waivers were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.06%	0.04%	0.06%	0.01%

	Small Cap Value Fund	Small/Mid Cap Value Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.11%	0.03%

*	These arrangements will remain in effect through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification,

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the fiscal year ended August 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Equity Income Fund	$102,901	$186,448	$391,481	$680,830

Focused Value Fund	21,437	1,011	298,208	320,656

Large Cap Value Fund	343,990	57,773	403,799	805,562

Mid Cap Value Fund	15,462	53,476	—	68,938

Small Cap Value Fund	12,935	336,952	655,052	1,004,939

Small/Mid Cap Value Fund	2,024	2,426	348,331	352,781

G. Line of Credit Facility — As of August 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024 the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended August 31, 2024, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Brokerage commissions paid	$45	$941	$21,155

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

Brokerage commissions paid	$6,835	$6,544	$2,010

76

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The tables below show the transactions in and earnings from investments in the Financial Square Government Money Market Fund — Institutional Shares for the fiscal year ended August 31, 2024 :

Equity Income Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2023	Purchases at Cost	Proceeds from Sales	August 31, 2024	31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$714,371	$17,008,908	$(17,293,213)	$430,066	430,066	$10,338

Focused Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2023	Purchases at Cost	Proceeds from Sales	August 31, 2024	31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	153,740	12,134,809	(11,751,038)	537,511	537,511	35,160

Large Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2023	Purchases at Cost	Proceeds from Sales	August 31, 2024	31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	1,988,552	55,915,787	(53,998,102)	3,906,237	3,906,237	105,197

Mid Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2023	Purchases at Cost	Proceeds from Sales	August 31, 2024	31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	3,503,744	183,794,993	(182,655,832)	4,642,905	4,642,905	514,508

Small Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2023	Purchases at Cost	Proceeds from Sales	August 31, 2024	31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	912,932	546,052,208	(543,105,460)	3,859,680	3,859,680	422,597

Small/Mid Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2023	Purchases at Cost	Proceeds from Sales	August 31, 2024	31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	37,802,061	(37,802,061)	–	–	66,983

As of August 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class C	Class R

Focused Value Fund	10%	31%

Small/Mid Cap Value Fund	—	11

77

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended August 31, 2024, were as follows:

Fund	Purchases	Sales

Equity Income Fund	$116,982,357	$183,462,461

Focused Value Fund	43,140,482	42,716,542

Large Cap Value Fund	215,215,898	273,466,616

Mid Cap Value Fund	645,134,828	758,661,448

Small Cap Value Fund	1,163,270,891	1,827,970,624

Small/Mid Cap Value Fund	101,814,552	188,299,787

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

6. SECURITIES LENDING (continued)

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended August 31, 2024.

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024

Equity Income Fund	$1,298,115	$32,379,238	$(33,677,353)	$—

Large Cap Value Fund	—	11,159,713	(11,159,713)	—

Mid Cap Value Fund	—	83,296,992	(83,296,992)	—

Small Cap Value Fund	6,000	72,275,034	(72,281,034)	—

Small/Mid Cap Value Fund	—	84,909	(84,909)	—

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Distributions paid from:

Ordinary Income	$6,078,185	$660,040	$9,315,185	$13,466,354	$13,235,592

Long-term capital gains	10,784,218	86,579	15,386,420	40,391,553	51,548,355

Total taxable distributions	$16,862,403	$746,619	$24,701,605	$53,857,907	$64,783,947

Small/Mid Cap Value Fund

Distributions paid from:

Ordinary Income	$1,375,211

Total taxable distributions	$1,375,211

The tax character of distributions paid during the fiscal year ended August 31, 2023 was as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Distributions paid from:

Ordinary Income	$9,033,251	$2,039,306	$5,835,947	$8,244,638	$19,926,056

Long-term capital gains	12,882,015	1,854,551	32,885,273	134,737,834	447,881,544

Total taxable distributions	$21,915,266	$3,893,857	$38,721,220	$142,982,472	$467,807,600

Small/Mid Cap Value Fund

Distributions paid from:

Ordinary Income	$1,977,511

Long-term capital gains	13,552,865

Total taxable distributions	$15,530,376

79

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

7. TAX INFORMATION (continued)

As of August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Equity Income Fund	Focused Value Fund*	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Undistributed ordinary income — net	$7,969,676	$1,611,211	$16,664,935	$9,859,024	$27,475,762

Undistributed long-term capital gains	24,123,166	2,411,728	24,420,902	41,115,520	141,919,629

Total undistributed earnings	$32,092,842	$4,022,939	$41,085,837	$50,974,544	$169,395,391

Timing differences — (Qualified Late Year Ordinary Loss Deferral)	(2,484)	—	—	(8,607)	—

Unrealized gains (losses) — net	106,813,454	9,617,946	112,270,665	239,524,681	279,017,181

Total accumulated earnings (losses) — net	$138,903,812	$13,640,885	$153,356,502	$290,490,618	$448,412,572

Small/Mid Cap Value Fund*

Undistributed ordinary income — net	$178,813

Undistributed long-term capital gains	23,607

Total undistributed earnings	$202,420

Unrealized gains (losses) — net	29,379,059

Total accumulated earnings (losses) — net	$29,581,479

*	The Focused Value Fund, and Small/Mid Cap Value Fund utilized 89,507 and 8,003,757 of capital losses in the current fiscal year.

As of August 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund

Tax Cost	$297,773,583	$46,905,818	$340,359,593	$975,652,982

Gross unrealized gain	113,505,154	10,398,112	118,421,475	260,531,234

Gross unrealized loss	(6,691,700)	(780,166)	(6,150,810)	(21,006,553)

Net unrealized gain (loss)	$106,813,454	$9,617,946	$112,270,665	$239,524,681

	Small Cap Value Fund	Small/Mid Cap Value Fund

Tax Cost	$933,350,182	$125,355,375

Gross unrealized gain	298,615,337	32,986,864

Gross unrealized loss	(19,598,156)	(3,607,805)

Net unrealized gain (loss)	$279,017,181	$29,379,059

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

80

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

7. TAX INFORMATION (continued)

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from redemptions utilized as distributions.

Fund	Paid in Capital	Total Distributable Earnings

Small Cap Value Fund	$33,877,934	$(33,877,934)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

81

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

82

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund
	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	107,321	$4,722,651	154,854	$6,498,025

Reinvestment of distributions	305,149	13,153,613	369,096	15,627,272

Shares redeemed	(749,949)	(33,161,786)	(748,112)	(31,357,744)

	(337,479)	(15,285,522)	(224,162)	(9,232,447)

Class C Shares

Shares sold	8,427	349,517	32,734	1,298,342

Reinvestment of distributions	4,114	166,308	5,743	230,878

Shares redeemed	(31,551)	(1,291,603)	(47,560)	(1,872,919)

	(19,010)	(775,778)	(9,083)	(343,699)

Institutional Shares

Shares sold	50,740	2,244,260	100,243	4,294,731

Reinvestment of distributions	21,224	933,996	31,355	1,349,606

Shares redeemed	(279,312)	(12,109,172)	(275,849)	(11,190,696)

	(207,348)	(8,930,916)	(144,251)	(5,546,359)

Service Shares

Shares sold	—	—	1	41

Reinvestment of distributions	85	3,664	99	4,210

Shares redeemed	(439)	(19,602)	(61)	(2,619)

	(354)	(15,938)	39	1,632

Investor Shares

Shares sold	19,982	883,959	52,946	2,230,853

Reinvestment of distributions	4,159	178,617	6,755	285,008

Shares redeemed	(52,723)	(2,290,606)	(65,503)	(2,725,921)

	(28,582)	(1,228,030)	(5,802)	(210,060)

Class R6 Shares

Shares sold	24,784	1,125,121	25,099	1,079,345

Reinvestment of distributions	6,478	286,056	8,316	358,806

Shares redeemed	(26,175)	(1,197,720)	(52,924)	(2,286,221)

	5,087	213,457	(19,509)	(848,070)

Class R Shares

Shares sold	315	13,834	460	19,106

Reinvestment of distributions	711	30,476	760	32,124

Shares redeemed	(434)	(19,737)	(295)	(12,296)

	592	24,573	925	38,934

Class P Shares

Shares sold	126,159	6,131,770	363,189	15,726,662

Reinvestment of distributions	41,041	1,802,226	84,764	3,656,406

Shares redeemed	(888,841)	(38,931,785)	(216,257)	(9,099,027)

	(721,641)	(30,997,789)	231,696	10,284,041

NET DECREASE IN SHARES	(1,308,735)	$(56,995,943)	(170,147)	$(5,856,028)

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value Fund
	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	56,169	$833,568	23,953	$306,925

Reinvestment of distributions	647	8,993	2,154	27,797

Shares redeemed	(1,848)	(26,671)	(18,690)	(240,275)

	54,968	815,890	7,417	94,447

Class C Shares

Shares sold	6,778	92,956	154	2,000

Reinvestment of distributions	38	514	2,232	28,283

Shares redeemed	(12,971)	(176,939)	(11,568)	(143,380)

	(6,155)	(83,469)	(9,182)	(113,097)

Institutional Shares

Shares sold	151,217	2,319,258	70,808	944,810

Reinvestment of distributions	2,908	40,641	15,165	196,617

Shares redeemed	(29,136)	(415,241)	(79,330)	(1,046,925)

	124,989	1,944,658	6,643	94,502

Investor Shares

Shares sold	312,574	4,779,347	—	—

Reinvestment of distributions	17	230	100	1,281

Shares redeemed	(12,310)	(188,628)	—	—

	300,281	4,590,949	100	1,281

Class R6 Shares

Shares sold	125,651	1,809,672	—	—

Reinvestment of distributions	17	243	100	1,291

Shares redeemed	(6,113)	(92,910)	—	—

	119,555	1,717,005	100	1,291

Class R Shares

Shares sold	—	—	—	—

Reinvestment of distributions	39	533	312	3,995

Shares redeemed	—	—	—	—

	39	533	312	3,995

Class P Shares

Shares sold	217,830	3,092,611	731,235	9,318,270

Reinvestment of distributions	49,898	695,465	281,081	3,634,593

Shares redeemed	(874,438)	(12,803,578)	(798,703)	(10,803,871)

	(606,710)	(9,015,502)	213,613	2,148,992

NET INCREASE (DECREASE) IN SHARES	(13,033)	$(29,936)	219,003	$2,231,411

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund
	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	344,463	$5,403,999	345,552	$5,064,497

Reinvestment of distributions	296,987	4,442,952	428,925	6,325,352

Shares redeemed	(736,201)	(11,599,398)	(726,345)	(10,679,578)

	(94,751)	(1,752,447)	48,132	710,271

Class C Shares

Shares sold	48,605	736,964	55,684	771,644

Reinvestment of distributions	30,053	415,122	62,513	857,851

Shares redeemed	(251,894)	(3,628,036)	(255,044)	(3,441,045)

	(173,236)	(2,475,950)	(136,847)	(1,811,550)

Institutional Shares

Shares sold	392,968	6,343,160	596,437	8,818,838

Reinvestment of distributions	494,896	7,521,953	876,160	13,104,400

Shares redeemed	(1,868,269)	(29,688,601)	(3,329,427)	(50,418,694)

	(980,405)	(15,823,488)	(1,856,830)	(28,495,456)

Service Shares

Shares sold	9,983	152,585	18,613	274,829

Reinvestment of distributions	1,742	25,914	2,025	29,734

Shares redeemed	(16,068)	(242,477)	(11,956)	(177,631)

	(4,343)	(63,978)	8,682	126,932

Investor Shares

Shares sold	77,587	1,250,862	288,993	4,407,827

Reinvestment of distributions	12,636	189,187	21,271	313,809

Shares redeemed	(306,031)	(4,451,999)	(71,327)	(1,040,581)

	(215,808)	(3,011,950)	238,937	3,681,055

Class R6 Shares

Shares sold	35,750	600,130	33,999	527,610

Reinvestment of distributions	8,816	138,491	12,208	188,257

Shares redeemed	(29,157)	(491,814)	(47,357)	(714,380)

	15,409	246,807	(1,150)	1,487

Class R Shares

Shares sold	35,203	513,426	44,840	623,273

Reinvestment of distributions	16,230	232,201	21,882	309,775

Shares redeemed	(174,534)	(2,691,534)	(18,544)	(265,045)

	(123,101)	(1,945,907)	48,178	668,003

Class P Shares

Shares sold	309,649	5,030,891	831,359	12,924,213

Reinvestment of distributions	722,502	11,344,186	1,097,794	16,929,697

Shares redeemed	(1,813,864)	(29,379,746)	(2,200,957)	(33,907,456)

	(781,713)	(13,004,669)	(271,804)	(4,053,546)

NET DECREASE IN SHARES	(2,357,948)	$(37,831,582)	(1,922,702)	$(29,172,804)

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund
	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	630,930	$21,805,852	985,442	$33,517,823

Reinvestment of distributions	558,190	18,845,414	1,564,335	52,348,441

Shares redeemed	(2,511,602)	(86,709,785)	(2,216,864)	(74,819,929)

	(1,322,482)	(46,058,519)	332,913	11,046,335

Class C Shares

Shares sold	30,140	839,830	43,808	1,210,384

Reinvestment of distributions	10,568	285,540	41,336	1,122,677

Shares redeemed	(96,401)	(2,670,827)	(152,925)	(4,156,232)

	(55,693)	(1,545,457)	(67,781)	(1,823,171)

Institutional Shares

Shares sold	1,696,862	59,849,317	2,667,378	92,172,623

Reinvestment of distributions	406,823	14,013,508	1,040,155	35,448,957

Shares redeemed	(2,890,239)	(101,407,420)	(2,522,558)	(86,496,618)

	(786,554)	(27,544,595)	1,184,975	41,124,962

Service Shares

Shares sold	98,388	3,278,317	296,289	9,569,035

Reinvestment of distributions	38,391	1,253,628	126,934	4,116,851

Shares redeemed	(208,132)	(6,982,875)	(554,499)	(17,457,983)

	(71,353)	(2,450,930)	(131,276)	(3,772,097)

Investor Shares

Shares sold	1,564,445	51,810,907	1,276,305	41,830,417

Reinvestment of distributions	119,050	3,880,840	285,152	9,223,194

Shares redeemed	(1,342,971)	(44,385,305)	(1,153,726)	(37,427,369)

	340,524	11,306,442	407,731	13,626,242

Class R6 Shares

Shares sold	744,902	26,259,452	633,482	21,704,161

Reinvestment of distributions	121,694	4,188,239	280,408	9,547,007

Shares redeemed	(765,684)	(26,932,155)	(557,288)	(19,126,148)

	100,912	3,515,536	356,602	12,125,020

Class R Shares

Shares sold	204,958	6,730,670	176,929	5,562,212

Reinvestment of distributions	28,760	920,988	71,530	2,277,883

Shares redeemed	(284,740)	(9,408,097)	(182,641)	(5,787,384)

	(51,022)	(1,756,439)	65,818	2,052,711

Class P Shares

Shares sold	1,101,662	38,306,800	449,136	15,597,344

Reinvestment of distributions	223,922	7,704,303	634,949	21,613,805

Shares redeemed	(1,443,284)	(49,875,061)	(668,904)	(23,240,105)

	(117,700)	(3,863,958)	415,181	13,971,044

NET INCREASE (DECREASE) IN SHARES	(1,963,368)	$(68,397,920)	2,564,163	$88,351,046

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund
	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	440,593	$16,807,932	689,898	$26,772,261

Reinvestment of distributions	259,721	9,905,261	1,266,146	48,411,679

Shares redeemed	(1,633,110)	(61,632,459)	(2,945,344)	(112,723,568)

	(932,796)	(34,919,266)	(989,300)	(37,539,628)

Class C Shares

Shares sold	11,199	229,457	4,878	107,895

Reinvestment of distributions	3,784	76,963	19,990	423,795

Shares redeemed	(17,867)	(367,233)	(34,611)	(761,259)

	(2,884)	(60,813)	(9,743)	(229,569)

Institutional Shares

Shares sold	1,980,539	86,028,443	2,649,928	118,061,869

Reinvestment of distributions	487,797	21,396,553	4,483,073	196,026,369

Shares redeemed	(9,743,615)	(423,411,051)	(21,715,133)	(957,891,695)

	(7,275,279)	(315,986,055)	(14,582,132)	(643,803,457)

Service Shares

Shares sold	51,522	1,844,136	67,745	2,505,249

Reinvestment of distributions	15,558	557,766	76,057	2,744,462

Shares redeemed	(209,157)	(7,412,798)	(157,089)	(5,801,066)

	(142,077)	(5,010,896)	(13,287)	(551,355)

Investor Shares

Shares sold	169,807	6,336,137	989,545	35,462,993

Reinvestment of distributions	58,846	2,214,960	535,409	20,213,694

Shares redeemed	(1,344,061)	(50,933,977)	(2,607,408)	(101,574,347)

	(1,115,408)	(42,382,880)	(1,082,454)	(45,897,660)

Class R6 Shares

Shares sold	1,600,956	70,039,926	2,343,438	105,437,606

Proceeds received in connection with merger	—	—	(526,003)	(23,891,044)

Reinvestment of distributions	410,240	17,982,756	3,232,248	141,231,618

Shares redeemed	(5,805,480)	(257,956,435)	(17,890,009)	(803,136,472)

	(3,794,284)	(169,933,753)	(12,840,326)	(580,358,292)

Class R Shares

Shares sold	351,873	13,116,740	205,973	7,625,415

Reinvestment of distributions	43,815	1,592,735	190,014	6,943,051

Shares redeemed	(522,307)	(19,305,024)	(389,071)	(14,361,204)

	(126,619)	(4,595,549)	6,916	207,262

Class P Shares

Shares sold	984,371	42,596,313	1,810,313	80,373,870

Reinvestment of distributions	201,994	8,853,867	882,391	38,556,866

Shares redeemed	(2,317,580)	(99,292,311)	(1,987,153)	(89,962,365)

	(1,131,215)	(47,842,131)	705,551	28,968,371

NET DECREASE IN SHARES	(14,520,562)	$(620,731,343)	(28,804,775)	$(1,279,204,328)

87

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2024

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value Fund
	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	34,599	$521,803	29,548	$417,575

Reinvestment of distributions	983	14,532	11,787	164,809

Shares redeemed	(39,252)	(593,281)	(32,805)	(461,862)

	(3,670)	(56,946)	8,530	120,522

Class C Shares

Shares sold	6,040	84,985	3,867	53,206

Reinvestment of distributions	—	—	4,929	66,005

Shares redeemed	(28,588)	(411,618)	(13,629)	(184,949)

	(22,548)	(326,633)	(4,833)	(65,738)

Institutional Shares

Shares sold	551,447	8,029,084	570,054	8,151,094

Reinvestment of distributions	13,767	206,643	131,137	1,863,694

Shares redeemed	(836,465)	(12,281,360)	(623,348)	(8,949,197)

	(271,251)	(4,045,633)	77,843	1,065,591

Investor Shares

Shares sold	90,724	1,359,775	301,888	4,263,071

Reinvestment of distributions	4,696	70,023	53,701	757,902

Shares redeemed	(406,241)	(6,128,396)	(465,635)	(6,509,679)

	(310,821)	(4,698,598)	(110,046)	(1,488,706)

Class R6 Shares

Shares sold	766,940	11,479,505	1,336,431	19,162,502

Reinvestment of distributions	15,899	238,483	475,963	6,757,794

Shares redeemed	(5,556,199)	(79,985,375)	(1,799,587)	(25,938,718)

	(4,773,360)	(68,267,387)	12,807	(18,422)

Class R Shares

Shares sold	400	5,821	1,110	15,892

Reinvestment of distributions	27	393	569	7,935

Shares redeemed	(1,599)	(24,359)	(1,308)	(17,760)

	(1,172)	(18,145)	371	6,067

Class P Shares

Shares sold	317,547	4,870,961	1,572,582	22,260,457

Reinvestment of distributions	56,377	845,087	416,670	5,911,852

Shares redeemed	(1,009,632)	(14,844,331)	(2,072,093)	(30,173,986)

	(635,708)	(9,128,283)	(82,841)	(2,001,677)

NET DECREASE IN SHARES	(6,018,530)	$(86,541,625)	(98,169)	$(2,382,363)

88

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, and Goldman Sachs Small/Mid Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, and Goldman Sachs Small/Mid Cap Value Fund (six of the Funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, and Goldman Sachs Small/Mid Cap Value Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Mid Cap Value Fund and Small Cap Value Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

90

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and

91

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Mid Cap Value Fund’s and Small Cap Value Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Equity Income Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-year period and underperformed for the one-, five-, and ten-year periods ended March 31, 2024. The Trustees considered that the Large Cap Value Fund’s Institutional Shares had placed in the in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2024. The Trustees noted that the Mid Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods and in the third quartile for the one- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five, and ten-year periods ended March 31, 2024. The Trustees observed that the Small/Mid Cap Value Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the three- and five-year periods and in the fourth quartile for the one- and ten-year periods, and had outperformed the Fund’s benchmark index for five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2024. The Trustees considered that the Small Cap Value Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the three-year period and in the fourth quartile for the one-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees noted that the Focused Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2024. The Trustees observed that the Small Cap Value Fund and Small/Mid Cap Value Fund had each experienced certain portfolio management changes in 2022 and 2023.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Small Cap Value Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

92

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

First $1 billion	0.69%	0.69%	0.75%	0.75%	0.98%	0.80%

Next $1 billion	0.62	0.62	0.68	0.75	0.98	0.80

Next $3 billion	0.59	0.59	0.65	0.68	0.88	0.72

Next $3 billion	0.58	0.58	0.64	0.65	0.84	0.68

Over $8 billion	0.57	0.57	0.63	0.64	0.82	0.67

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Equity Income Fund, Focused Value Fund, and Large Cap Value Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by each of the Equity Income Fund, Focused Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and Small/Mid Cap Value Fund’s Class A, Class C, Investor, and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Small Cap Value Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage commissions earned by Goldman Sachs for executing securities transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working

93

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

94

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Goldman Sachs Trust – Fundamental Equity Value Funds - Tax Information (Unaudited)

For the year ended August 31, 2024, 66.24%, 83.20%, 83.23%, 93.59%, 61.67%, and 100% of the dividends paid from net investment company taxable income by the Equity Income, Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value, and Small/Mid Cap Value Funds, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Equity Income, Focused Value, Large Cap Value, Mid Cap Value, and Small Cap Value Funds designate $10,784,218, $86,579, $15,386,420, $40,391,553, and $85,360,485 respectively or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2024.

For the year ended August 31, 2024, the Equity Income, Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value, and Small/Mid Cap Value Funds designate 100%, 100%, 89.55%, 100%, 100%, and 100%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2024, the Mid Cap Value, Focused Value, and Large Cap Value Funds designate $4,770,882, $3,292, and $3,832,695 respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code

For the year ended August 31, 2024, 4.40% of the dividends paid from net investment company taxable income by the Large Cap Value Fund qualify as section 199A dividends.

95

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. EQVALAR-24

Goldman Sachs Funds Annual Financial Statements August 31, 2024 Global Tax-Aware Equity Portfolios Goldman Sachs Enhanced Dividend Global Equity Portfolio Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments August 31, 2024

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 90.9%

Equity – 90.9%
15,512,132	Goldman Sachs U.S. Equity Dividend and Premium Fund	$266,498,431
11,571,383	Goldman Sachs International Equity Dividend and Premium Fund	87,248,224
816,431	Goldman Sachs Small Cap Equity Insights Fund	25,309,354
1,046,311	Goldman Sachs International Small Cap Insights Fund	14,323,995
1,283,091	Goldman Sachs Emerging Markets Equity Insights Fund	11,445,170
35,553	Goldman Sachs Energy Infrastructure Fund	482,807

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $250,873,364)		405,307,981

Exchange-Traded Funds – 0.7%
9,690	iShares 7-10 Year Treasury Bond ETF	940,608
7,088	Consumer Staples Select Sector SPDR Fund	584,831
30,700	Sprott Physical Uranium Trust*	561,765
8,246	iShares MSCI Mexico ETF	437,368
1,254	Vanguard Russell 2000 ETF	111,543
193	iShares Core S&P 500 ETF	109,383
1,148	Vanguard Real Estate ETF	109,209
5,353	Sprott Physical Gold Trust*	104,223
411	Invesco Nasdaq 100 ETF	80,589
318	iShares 20+ Year Treasury Bond ETF	30,684
328	iShares Core MSCI Emerging Markets ETF	17,863
111	iShares iBoxx $ High Yield Corporate Bond ETF	8,807

Shares	Description	Value

Exchange-Traded Funds – (continued)
41	iShares iBoxx $ Investment Grade Corporate Bond ETF	$4,559

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,972,007)		3,101,432

Shares	Dividend Rate	Value

Investment Company – 6.5%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
29,172,235	5.183%	29,172,235
(Cost $29,172,235)

TOTAL INVESTMENTS – 98.1% (Cost $283,017,606)		$437,581,648

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		8,519,551

NET ASSETS – 100.0%		$446,101,199

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	CHF	1,210,000	USD	1,371,796	9/18/2024	$53,999
	EUR	120,000	USD	128,989	9/18/2024	3,744
	ILS	80,000	USD	21,259	9/18/2024	752
	JPY	201,000,000	USD	1,303,188	9/18/2024	74,539
	NOK	100,000	USD	9,384	9/18/2024	47

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
(continued)
	NZD	10,000	USD	6,091	9/18/2024	$160
	SGD	10,000	USD	7,402	9/18/2024	268
	USD	858,781	HKD	6,690,000	9/19/2024	284

TOTAL						$133,793

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD	3,632,602	AUD	5,499,962	9/18/2024	(91,349)
	USD	6,172,622	CHF	5,470,844	9/18/2024	(273,909)
	USD	1,985,703	DKK	13,640,000	9/18/2024	(37,221)
	USD	16,606,087	EUR	15,294,225	9/18/2024	(310,999)
	USD	7,382,382	GBP	5,799,415	9/18/2024	(234,993)
	USD	193,008	ILS	720,000	9/18/2024	(5,094)
	USD	12,829,132	JPY	1,981,272,100	9/18/2024	(751,222)
	USD	294,952	NOK	3,150,000	9/18/2024	(2,148)
	USD	91,674	NZD	150,000	9/18/2024	(2,103)
	USD	1,594,527	SEK	16,725,000	9/18/2024	(35,489)
	USD	573,057	SGD	770,000	9/18/2024	(17,507)
	HKD	80,000	USD	10,268	9/19/2024	(1)

TOTAL						$(1,762,035)

FUTURES CONTRACTS — At August 31, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Stoxx 600 Utilities Index Future	27	09/20/24	$595,424	$46,407
Stoxx Europe 600 Index Future	1	09/20/24	29,067	15
U.S. Treasury 10 Year Note	82	12/19/24	9,308,281	(48,406)
U.S. Treasury 2 Year Note	53	12/31/24	11,000,812	(10,067)
U.S. Treasury 5 Year Note	60	12/31/24	6,563,438	(29,168)

Total Futures Contracts				$(41,219)

SWAP CONTRACTS — At August 31, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.325%(b)	1 Day SONIO	9/19/2033	GBP	600	$31,042	$–	$31,042

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to August 31, 2024.
(b)	Payments made annually.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At August 31, 2024, the Portfolio had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
EUR REC 1713.82	Morgan Stanley Co., Inc.	EUR 1,713.82	03/24/2025	307	$307	$17,422	$31,946	$(14,524)
GBP REC 3.44	Morgan Stanley Co., Inc.	GBP 3.44	01/27/2025	630,000	630,000	9,384	22,573	(13,190)
3M IRS	Bank of America	$4.50	09/16/2024	2,700,000	2,700,000	42,206	19,491	22,715
3M IRS	Bank of America	3.20	09/16/2024	2,700,000	2,700,000	606	2,528	(1,921)

				6,030,307	$6,030,307	$69,618	$76,538	$(6,920)

Puts
GBP REC 3.7000	Morgan Stanley Co., Inc.	GBP 3.70	11/01/2024	640,000	$640,000	$10,547	$11,922	$(1,374)
GBP REC 3.5000	Morgan Stanley Co., Inc.	3.50	10/17/2024	1,100,000	1,100,000	6,132	27,325	(21,193)
3M IRS	Bank of America	$4.17	09/16/2024	2,800,000	2,800,000	26,325	19,841	6,483
USD REC 3.62	J.P.Morgan Securities LLC	3.62	09/16/2024	2,800,000	2,800,000	4,548	2,800	1,748
3M IRS	Bank of America	3.12	09/16/2024	2,800,000	2,800,000	420	4,369	(3,949)

Total purchased option contracts				16,170,307	$16,170,307	$117,590	$142,795	$(25,205)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
EUR REC 1973.34	Morgan Stanley Co., Inc.	EUR 1,973.34	03/24/2025	(307)	$(307)	$(2,329)	$(7,986)	$5,657
GBP REC 2.9160	Morgan Stanley Co., Inc.	GBP 2.92	01/27/2025	(1,260,000)	(1,260,000)	(4,759)	(22,574)	17,815
GBP Pay 4.2000	Morgan Stanley Co., Inc.	4.20	11/01/2024	(640,000)	(640,000)	(1,295)	(3,955)	2,660
GBP PAY 4.3245	Morgan Stanley Co., Inc.	4.32	10/17/2024	(1,100,000)	(1,100,000)	(850)	(14,293)	13,443
3M IRS	Bank of America	$3.95	09/16/2024	(5,400,000)	(5,400,000)	(29,875)	(16,417)	(13,458)

				(8,400,307)	$(8,400,307)	$(39,108)	$(65,225)	$26,117

Puts
EUR REC 1449.4	Morgan Stanley Co., Inc.	EUR 1,449.40	03/24/2025	(307)	$(307)	$(13,248)	$(15,973)	$2,725
GBP REC 3.3500	Morgan Stanley Co., Inc.	GBP 3.35	11/01/2024	(640,000)	(640,000)	(2,549)	(4,210)	1,661

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

GBP REC 3.1000	Morgan Stanley Co., Inc.	GBP 3.10	10/17/2024	(1,100,000)	$(1,100,000)	$(833)	$(12,331)	$11,499
USD REC 4.17	J.P.Morgan Securities LLC	$4.17	09/16/2024	(2,800,000)	(2,800,000)	(26,324)	(16,100)	(10,225)
3M IRS	Bank of America	3.62	09/16/2024	(5,600,000)	(5,600,000)	(9,096)	(17,799)	8,703

Total written option contracts				(18,540,614)	$(18,540,614)	$(91,158)	$(131,638)	$40,480

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
TOPX JPY 21FEB25 C2470.47	Morgan Stanley Co., Inc.	JPY 2,470.47	02/24/2025	16,000	$16,000	$30,561	$13,625	$16,936
iShares MSCI Mexico ETF	Morgan Stanley Co., Inc.	$66.20	09/04/2024	5,000	5,000	–	4,000	(4,000)

				21,000	$21,000	$30,561	$17,625	$12,936

Puts
Put SPX/Call USD	Bank of America	$–	11/18/2024	491	$491	$55,675	$69,256	$(13,581)

Total purchased option contracts				21,491	$21,491	$86,236	$86,881	$(645)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
TOPX JPY 21FEB25 P2295.3	Morgan Stanley Co., Inc.	JPY 2,295.30	02/24/2025	(32,000)	$(32,000)	$(6,845)	$(27,249)	$20,403
SPX USD 15NOV24 P5500	J.P.Morgan Securities LLC	$5,500.00	11/18/2024	(284)	(284)	(22,056)	(74,880)	52,825
iShares MSCI Mexico ETF	Morgan Stanley Co., Inc.	53.43	09/04/2024	(5,000)	(5,000)	(4,102)	(4,000)	(102)

Total written option contracts				(37,284)	$(37,284)	$(33,003)	$(106,129)	$73,126

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
Call USD/CHF 0.8725 10/15/24	Bank of America	$0.87	10/16/2024	1,300,000	$1,300,000	$2,635	$10,152	$(7,517)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
Put USD/ CHF 0.82 10/15/2024	Bank of America	$0.82	10/16/2024	(1,300,000)	$(1,300,000)	$(4,314)	$(3,834)	$(480)

Investment Abbreviations:
SONIO	—Sterling Overnight Index Average

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments August 31, 2024

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 89.5%

Equity – 89.5%
62,655,512	Goldman Sachs U.S. Tax-Managed Equity Fund	$2,867,116,242
65,874,671	Goldman Sachs International Tax-Managed Equity Fund	887,331,823
10,011,969	Goldman Sachs International Small Cap Insights Fund	137,063,850
13,012,283	Goldman Sachs Emerging Markets Equity Insights Fund	116,069,565
290,946	Goldman Sachs Energy Infrastructure Fund	3,951,047

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $1,810,208,678)		4,011,532,527

Exchange-Traded Funds – 0.7%

97,322	iShares 7-10 Year Treasury Bond ETF	9,447,047
307,200	Sprott Physical Uranium Trust*	5,621,305
68,079	Consumer Staples Select Sector SPDR Fund	5,617,198
79,716	iShares MSCI Mexico ETF	4,228,137
60,745	Sprott Physical Gold Trust*	1,182,705
2,003	iShares Core S&P 500 ETF	1,135,200
12,620	Vanguard Russell 2000 ETF	1,122,549
11,550	Vanguard Real Estate ETF	1,098,752
4,131	Invesco Nasdaq 100 ETF	810,006
2,326	iShares 20+ Year Treasury Bond ETF	224,436
3,304	iShares Core MSCI Emerging Markets ETF	179,936
801	iShares iBoxx $ Investment Grade Corporate Bond ETF	89,079

Shares	Description	Value

Exchange-Traded Funds – (continued)

1,121	iShares iBoxx $ High Yield Corporate Bond ETF	88,940

TOTAL EXCHANGE-TRADED FUNDS (Cost $29,537,899)		30,845,290

Shares	Dividend Rate	Value

Investment Company – 7.8%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
350,817,575	5.183%	350,817,575
(Cost $350,817,575)

TOTAL INVESTMENTS – 98.0% (Cost $2,190,564,152)		$4,393,195,392

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		87,686,605

NET ASSETS – 100.0%		$4,480,881,997

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	CHF	11,240,000	USD	12,742,968	9/18/2024	$501,609
	ILS	560,000	USD	148,803	9/18/2024	5,277
	JPY	1,878,000,000	USD	12,176,051	9/18/2024	696,439
	NZD	60,000	USD	36,551	9/18/2024	959
	USD	8,347,727	HKD	65,030,000	9/19/2024	2,735

TOTAL						$1,207,019

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD	35,737,555	AUD	54,094,774	9/18/2024	$(889,306)
	USD	59,965,292	CHF	53,152,984	9/18/2024	(2,667,163)
	USD	19,538,550	DKK	134,240,000	9/18/2024	(370,346)
	USD	162,139,248	EUR	149,363,958	9/18/2024	(3,073,629)
	USD	72,597,927	GBP	57,041,169	9/18/2024	(2,324,108)
	USD	1,801,407	ILS	6,720,000	9/18/2024	(47,543)
	USD	125,489,128	JPY	19,393,154,282	9/18/2024	(7,438,552)
	USD	2,832,491	NOK	30,250,000	9/18/2024	(20,618)
	USD	898,402	NZD	1,470,000	9/18/2024	(20,607)
	USD	15,656,049	SEK	164,250,000	9/18/2024	(351,732)
	USD	5,588,295	SGD	7,510,000	9/18/2024	(171,622)

TOTAL						$(17,375,226)

FUTURES CONTRACTS — At August 31, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	51	09/20/24	$5,668,905	$448,596
S&P 500 E-Mini Index	201	09/20/24	56,893,050	4,332,208
Stoxx 600 Utilities Index Future	257	09/20/24	5,667,554	441,722
Stoxx Europe 600 Index Future	19	09/20/24	552,264	761
TOPIX Index	4	09/12/24	743,006	(22,089)
U.S. Treasury 10 Year Note	815	12/19/24	92,515,234	(479,820)
U.S. Treasury 2 Year Note	497	12/31/24	103,158,562	(94,403)
U.S. Treasury 5 Year Note	622	12/31/24	68,040,969	(302,370)

Total Futures Contracts				$4,324,605

SWAP CONTRACTS — At August 31, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.325%(b)	1 Day SONIO	9/19/2033	GBP 5,400	$ 279,543	$–	$279,543

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to August 31, 2024.
(b)	Payments made annually.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At August 31, 2024, the Portfolio had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
EUR REC 1713.82	Morgan Stanley and Co.	EUR 1,713.82	03/24/2025	2,938	$2,938	$166,730	$305,724	$(138,994)
GBP REC 3.4400	Morgan Stanley and Co.	GBP 3.44	01/27/2025	5,740,000	5,740,000	85,498	205,669	(120,171)
3M IRS	Bank of America N.A.	$4.50	09/16/2024	26,200,000	26,200,000	409,556	189,137	220,419
3M IRS	Bank of America N.A.	3.20	09/16/2024	26,200,000	26,200,000	5,885	24,531	(18,646)

				58,142,938	$58,142,938	$667,669	$725,061	$(57,392)

Puts
GBP REC 3.7000	Morgan Stanley and Co.	GBP 3.70	11/01/2024	6,500,000	$6,500,000	$107,120	$121,079	$(13,959)
GBP REC 3.5000	JPMorgan Chase Bank, N.A.	3.50	10/17/2024	10,200,000	10,200,000	56,863	237,648	(180,785)
3M IRS	Bank of America N.A.	$4.17	09/16/2024	26,100,000	26,100,000	245,382	184,952	60,430
USD REC 3.62	JPMorgan Chase Bank, N.A.	3.62	09/16/2024	26,100,000	26,100,000	42,392	26,100	16,292
3M IRS	Bank of America N.A.	3.12	09/16/2024	26,100,000	26,100,000	3,917	40,729	(36,812)

Total purchased option contracts				153,142,938	$153,142,938	$1,123,343	$1,335,569	$(212,226)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
EUR REC 1973.34	Morgan Stanley and Co.	EUR 1,973.34	03/24/2025	(2,938)	$(2,938)	$(22,293)	$(76,430)	$54,137
GBP REC 2.9160	Morgan Stanley and Co.	GBP 2.92	01/27/2025	(11,480,000)	(11,480,000)	(43,356)	(205,670)	162,314
GBP PAY 4.2000	Morgan Stanley and Co.	4.20	11/01/2024	(6,500,000)	(6,500,000)	(13,150)	(40,165)	27,015
GBP PAY 4.3245	JPMorgan Chase Bank, N.A.	4.32	10/17/2024	(10,200,000)	(10,200,000)	(7,886)	(129,309)	121,423
3M IRS	Bank of America N.A.	$3.95	09/16/2024	(52,400,000)	(52,400,000)	(289,898)	(159,302)	(130,596)

				(80,582,938)	$(80,582,938)	$(376,583)	$(610,876)	$234,293

Puts
EUR REC 1449.4	Morgan Stanley and Co.	EUR 1,449.40	03/24/2025	(2,938)	$(2,938)	$(126,788)	$(152,862)	$26,074
GBP REC 3.3500	Morgan Stanley and Co.	GBP 3.35	11/01/2024	(6,500,000)	(6,500,000)	(25,884)	(42,753)	16,869
GBP REC 3.1000	JPMorgan Chase Bank, N.A.	3.10	10/17/2024	(10,200,000)	(10,200,000)	(7,721)	(108,340)	100,619

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

USD REC 4.17	JPMorgan Chase Bank, N.A.	$4.17	09/16/2024	(26,100,000)	$(26,100,000)	$(245,382)	$(150,075)	$(95,307)
3M IRS	Bank of America N.A.	3.62	09/16/2024	(52,200,000)	(52,200,000)	(84,783)	(165,912)	81,129

Total written option contracts				(175,585,876)	$(175,585,876)	$(867,141)	$(1,230,818)	$363,677

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
TOPX JPY 21FEB25 C2470.47	Morgan Stanley and Co.	JPY 2,470.47	02/24/2025	158,500	$158,500	$302,742	$134,968	$167,774
iShares MSCI Mexico ETF	Morgan Stanley and Co.	$66.20	09/04/2024	45,000	45,000	–	36,000	(36,000)

				203,500	$203,500	$302,742	$170,968	$131,774

Puts
Put SPX/Call USD	Bank of America N.A.	$–	11/18/2024	4,960	$4,960	$562,419	$699,619	$(137,200)

Total purchased option contracts				208,460	$208,460	$865,161	$870,587	$(5,426)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
TOPX JPY 21FEB25 P2295.3	Morgan Stanley and Co.	JPY 2,295.30	02/24/2025	(317,000)	$(317,000)	$(67,814)	$(269,936)	$202,122
SPX USD 15NOV24 P5500	JPMorgan Chase Bank, N.A.	$5,500.00	11/18/2024	(2,854)	(2,854)	(221,647)	(752,497)	530,850
iShares MSCI Mexico ETF	Morgan Stanley and Co.	53.43	09/04/2024	(45,000)	(45,000)	(36,916)	(36,000)	(916)

Total written option contracts				(364,854)	$(364,854)	$(326,377)	$(1,058,433)	$732,056

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
Call USD/Put CHF	Bank of America N.A.	$0.87	10/16/2024	12,970,000	$12,970,000	$26,289	$101,283	$(74,994)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
PUT USD/Call CHF	Bank of America N.A.	$0.82	10/16/2024	(12,970,000)	$(12,970,000)	$(43,038)	$(38,248)	$(4,790)

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Investment Abbreviations:
SONIO	—Sterling Overnight Index Average

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities August 31, 2024

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Assets:

Investments in affiliated issuers, at value (cost $280,045,599 and $2,161,026,253, respectively)	$ 434,480,216	$ 4,362,350,102
Investments in unaffiliated issuers, at value (cost $2,972,007 and $29,537,899, respectively)	3,101,432	30,845,290
Purchased Options, at value (premiums paid $239,828 and $2,307,439, respectively)	206,461	2,014,793
Cash	6,590,174	68,564,794
Foreign Currency, at value (cost $62,536 and $604,438, respectively)	63,912	617,476
Receivables:
Collateral on certain derivative contracts(a)	3,509,692	34,978,532
Fund shares sold	200,000	1,189,849
Investments sold	89,061	837,272
Reimbursement from investment adviser	47,739	59,727
Unrealized gain on forward foreign currency exchange contracts	133,793	1,207,019
Other assets	44,316	77,559

Total assets	448,466,796	4,502,742,413

Liabilities:

Written options, at value (premiums received $241,601 and $2,327,499, respectively)	128,475	1,236,556
Variation margin on futures contracts	42,431	—
Variation margin on swaps	279	2,521
Unrealized loss on forward foreign currency exchange contracts	1,762,035	17,375,226
Payables:
Investments purchased	151,145	1,245,531
Fund shares redeemed	136,051	1,188,245
Management fees	53,597	525,938
Distribution and Service fees and Transfer Agency fees	11,843	111,098
Accrued expenses	79,741	175,301

Total liabilities	2,365,597	21,860,416

Net Assets:
Paid-in capital	287,509,230	2,292,794,120
Total distributable earnings	158,591,969	2,188,087,877

NET ASSETS	$ 446,101,199	$ 4,480,881,997

Net Assets:
Class A	$ 2,685,282	$ 877,999
Institutional	8,427,707	48,611,577
Class R6	16,647	10,111,781
Class P	434,971,563	4,421,280,640
Total Net Assets	$ 446,101,199	$ 4,480,881,997
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	191,914	35,230
Institutional	593,915	1,931,260
Class R6	1,176	407,524
Class P	30,753,605	178,167,991
Net asset value, offering and redemption price per share:(b)
Class A	$ 13.99	$ 24.92
Institutional	14.19	25.17
Class R6	14.16	24.81
Class P	14.14	24.82

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Enhanced Dividend Global Equity Portfolio	$354,066	$3,100,000	$55,626
Tax-Advantaged Global Equity Portfolio	6,687,857	27,790,000	500,675

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio is $14.80 and $26.37, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations For the Fiscal Year Ended August 31, 2024

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$9,312,144	$59,034,707

Dividends — unaffiliated issuers	66,649	470,282

Interest	18	107,122

Total Investment Income	9,378,811	59,612,111

Expenses:

Management fees	642,267	6,012,297

Transfer Agency fees(a)	132,529	1,207,611

Custody, accounting and administrative services	109,485	416,493

Professional fees	100,222	103,968

Registration fees	71,067	104,867

Printing and mailing costs	31,985	50,366

Trustee fees	26,020	33,275

Distribution and/or Service (12b-1) fees	6,698	1,723

Other	21,754	72,041

Total expenses	1,142,027	8,002,641

Less — expense reductions	(351,724)	(748,597)

Net expenses	790,303	7,254,044

NET INVESTMENT INCOME	8,588,508	52,358,067

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	98,411	(3,744,237)

Investments in affiliated Underlying Funds	9,125,346	53,020,669

Investments affiliated in kind	—	4,116,792

Forward foreign currency exchange contracts	2,064,106	17,996,834

Futures contracts	371,369	4,782,581

Purchased Options	117,757	1,086,431

Swap Contracts	86,227	792,443

Foreign currency transactions	(8,295)	(32,616)

Written options	(73,201)	(644,348)

Capital gain distributions from affiliated Underlying Funds	10,909,889	179,761

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	116,369	1,285,321

Investment in affiliated Underlying Funds	44,865,077	740,363,996

Futures contracts	(176,997)	3,162,968

Written options	113,126	1,090,943

Purchased Options	32,460	283,945

Swap Contracts	27,387	247,629

Foreign currency translations	6,773	55,067

Forward foreign currency exchange contracts	(2,070,602)	(19,663,289)

Net realized and unrealized gain	65,605,202	804,380,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,193,710	$856,738,957

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2024

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity Portfolio	$4,019	$3,447	$4	$125,059
Tax-Advantaged Global Equity Portfolio	1,033	17,296	2,732	1,186,550

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$8,588,508	$7,397,323	$52,358,067	$52,887,149

Net realized gain	22,691,609	13,461,914	77,554,310	10,836,218

Net change in unrealized gain	42,913,593	25,610,822	726,826,580	343,090,974

Net increase in net assets resulting from operations	74,193,710	46,470,059	856,738,957	406,814,341

Distributions to shareholders:

From distributable earnings:

Class A Shares	(108,029)	(248,430)	(6,378)	(16,527)

Institutional Shares	(360,531)	(847,732)	(544,638)	(1,295,041)

Class R6 Shares	(623)	(1,187)	(116,091)	(262,392)

Class P Shares	(17,551,564)	(35,644,919)	(50,166,770)	(114,145,309)

Total distributions to shareholders	(18,020,747)	(36,742,268)	(50,833,877)	(115,719,269)

From share transactions:

Proceeds from sales of shares	19,033,270	33,220,543	285,891,330	270,351,404

Reinvestment of distributions	18,019,654	36,672,631	50,652,426	115,371,434

Cost of shares redeemed	(61,494,621)	(68,180,277)	(307,514,161)	(310,307,610)

Net increase (decrease) in net assets resulting from share transactions	(24,441,697)	1,712,897	29,029,595	75,415,228

TOTAL INCREASE	31,731,266	11,440,688	834,934,675	366,510,300

Net Assets:

Beginning of year	$414,369,933	$402,929,245	$3,645,947,322	$3,279,437,022

End of year	$446,101,199	$414,369,933	$4,480,881,997	$3,645,947,322

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.30	$12.08	$14.54	$11.76	$11.50

Net investment income(a)(b)	0.22	0.18	0.25	0.19	0.17

Net realized and unrealized gain (loss)	1.97	1.14	(1.54)	2.80	0.59

Total from investment operations	2.19	1.32	(1.29)	2.99	0.76

Distributions to shareholders from net investment income	(0.23)	(0.22)	(0.45)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–	–	–	–	(0.01)

Total distributions	(0.50)	(1.10)	(1.17)	(0.21)	(0.50)

Net asset value, end of year	$13.99	$12.30	$12.08	$14.54	$11.76

Total Return(c)	18.38%	11.84%	(9.61)%	25.64%	6.71%

Net assets, end of year (in 000’s)	$2,685	$2,774	$2,713	$3,801	$5,501

Ratio of net expenses to average net assets(d)	0.51%	0.53%	0.52%	0.50%	0.51%

Ratio of total expenses to average net assets(d)	0.64%	0.65%	0.61%	0.63%	0.64%

Ratio of net investment income to average net assets	1.69%	1.50%	1.89%	1.49%	1.54%

Portfolio turnover rate(e)	10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.47	$12.24	$14.71	$11.90	$11.63

Net investment income(a)(b)	0.26	0.22	0.30	0.25	0.22

Net realized and unrealized gain (loss)	2.00	1.15	(1.55)	2.81	0.59

Total from investment operations	2.26	1.37	(1.25)	3.06	0.81

Distributions to shareholders from net investment income	(0.27)	(0.26)	(0.50)	(0.25)	(0.26)

Distributions to shareholders from net realized gains	(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–	–	–	–	(0.01)

Total distributions	(0.54)	(1.14)	(1.22)	(0.25)	(0.54)

Net asset value, end of year	$14.19	$12.47	$12.24	$14.71	$11.90

Total Return(c)	18.74%	12.24%	(9.32)%	26.05%	7.17%

Net assets, end of year (in 000’s)	$8,428	$8,456	$9,109	$13,638	$19,695

Ratio of net expenses to average net assets(d)	0.19%	0.20%	0.17%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.27%	0.28%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	1.99%	1.83%	2.24%	1.87%	0.19%

Portfolio turnover rate(e)	10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.44	$12.21	$14.68	$11.88	$11.60

Net investment income(a)(b)	0.26	0.22	0.30	0.25	0.21

Net realized and unrealized gain (loss)	2.00	1.15	(1.55)	2.81	0.61

Total from investment operations	2.26	1.37	(1.25)	3.06	0.82

Distributions to shareholders from net investment income	(0.27)	(0.26)	(0.50)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–	–	–	–	(0.01)

Total distributions	(0.54)	(1.14)	(1.22)	(0.26)	(0.54)

Net asset value, end of year	$14.16	$12.44	$12.21	$14.68	$11.88

Total Return(c)	18.72%	12.20%	(9.25)%	26.03%	7.28%

Net assets, end of year (in 000’s)	$17	$14	$12	$14	$11

Ratio of net expenses to average net assets(d)	0.17%	0.19%	0.17%	0.13%	0.12%

Ratio of total expenses to average net assets(d)	0.24%	0.25%	0.22%	0.23%	0.22%

Ratio of net investment income to average net assets	2.01%	1.86%	2.24%	1.86%	1.87%

Portfolio turnover rate(e)	10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.43	$12.20	$14.67	$11.87	$11.60

Net investment income(a)(b)	0.26	0.22	0.30	0.25	0.22

Net realized and unrealized gain (loss)	1.99	1.15	(1.55)	2.81	0.59

Total from investment operations	2.25	1.37	(1.25)	3.06	0.81

Distributions to shareholders from net investment income	(0.27)	(0.26)	(0.50)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–	–	–	–	(0.01)

Total distributions	(0.54)	(1.14)	(1.22)	(0.26)	(0.54)

Net asset value, end of year	$14.14	$12.43	$12.20	$14.67	$11.87

Total Return(c)	18.73%	12.20%	(9.26)%	26.05%	7.20%

Net assets, end of year (in 000’s)	$434,972	$403,126	$391,095	$470,368	$438,960

Ratio of net expenses to average net assets(d)	0.18%	0.19%	0.17%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.26%	0.27%	0.23%	0.25%	0.25%

Ratio of net investment income to average net assets	2.01%	1.86%	2.25%	1.91%	1.92%

Portfolio turnover rate(e)	10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.43	$18.81	$21.83	$17.16	$15.44

Net investment income(a)(b)	0.21	0.22	0.21	0.16	0.13

Net realized and unrealized gain (loss)	4.49	1.98	(2.91)	4.67	1.76

Total from investment operations	4.70	2.20	(2.70)	4.83	1.89

Distributions to shareholders from net investment income	(0.21)	(0.19)	(0.27)	(0.16)	(0.13)

Distributions to shareholders from net realized gains	–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.21)	(0.58)	(0.32)	(0.16)	(0.17)

Net asset value, end of year	$24.92	$20.43	$18.81	$21.83	$17.16

Total Return(c)	23.19%	12.09%	(12.59)%	28.29%	12.24%

Net assets, end of year (in 000’s)	$878	$603	$526	$606	$470

Ratio of net expenses to average net assets(d)	0.55%	0.56%	0.55%	0.50%	0.51%

Ratio of total expenses to average net assets(d)	0.57%	0.58%	0.57%	0.58%	0.59%

Ratio of net investment income to average net assets	0.92%	1.18%	1.03%	0.81%	0.86%

Portfolio turnover rate(e)	9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.62	$18.98	$22.03	$17.30	$15.58

Net investment income(a)(b)	0.30	0.30	0.29	0.23	0.22

Net realized and unrealized gain (loss)	4.53	1.99	(2.94)	4.71	1.74

Total from investment operations	4.83	2.29	(2.65)	4.94	1.96

Distributions to shareholders from net investment income	(0.28)	(0.26)	(0.35)	(0.21)	(0.20)

Distributions to shareholders from net realized gains	–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.28)	(0.65)	(0.40)	(0.21)	(0.24)

Net asset value, end of year	$25.17	$20.62	$18.98	$22.03	$17.30

Total Return(c)	23.66%	12.51%	(12.31)%	28.81%	12.60%

Net assets, end of year (in 000’s)	$48,612	$40,174	$37,591	$33,151	$33,800

Ratio of net expenses to average net assets(d)	0.19%	0.20%	0.18%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.21%	0.22%	0.20%	0.21%	0.21%

Ratio of net investment income to average net assets	1.31%	1.55%	1.40%	1.17%	1.41%

Portfolio turnover rate(e)	9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.33	$18.73	$21.73	$17.07	$15.38

Net investment income(a)(b)	0.29	0.29	0.29	0.26	0.20

Net realized and unrealized gain (loss)	4.48	1.97	(2.89)	4.62	1.73

Total from investment operations	4.77	2.26	(2.60)	4.88	1.93

Distributions to shareholders from net investment income	(0.29)	(0.27)	(0.35)	(0.22)	(0.20)

Distributions to shareholders from net realized gains	–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.29)	(0.66)	(0.40)	(0.22)	(0.24)

Net asset value, end of year	$24.81	$20.33	$18.73	$21.73	$17.07

Total Return(c)	23.67%	12.47%	(12.24)%	28.84%	12.58%

Net assets, end of year (in 000’s)	$10,112	$8,284	$8,343	$9,971	$11

Ratio of net expenses to average net assets(d)	0.18%	0.19%	0.16%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.20%	0.21%	0.19%	0.20%	0.18%

Ratio of net investment income to average net assets	1.31%	1.54%	1.41%	1.36%	1.25%

Portfolio turnover rate(e)	9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$20.34	$18.73	$21.74	$17.07	$15.38

Net investment income(a)(b)	0.29	0.30	0.29	0.23	0.20

Net realized and unrealized gain (loss)	4.48	1.97	(2.90)	4.66	1.74

Total from investment operations	4.77	2.27	(2.61)	4.89	1.94

Distributions to shareholders from net investment income	(0.29)	(0.27)	(0.35)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.29)	(0.66)	(0.40)	(0.22)	(0.25)

Net asset value, end of year	$24.82	$20.34	$18.73	$21.74	$17.07

Total Return(c)	23.66%	12.53%	(12.28)%	28.87%	12.59%

Net assets, end of year (in 000’s)	$4,421,281	$3,596,886	$3,232,977	$3,585,571	$2,710,904

Ratio of net expenses to average net assets(d)	0.18%	0.19%	0.17%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.20%	0.21%	0.19%	0.20%	0.20%

Ratio of net investment income to average net assets	1.31%	1.56%	1.41%	1.18%	1.30%

Portfolio turnover rate(e)	9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements August 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced Dividend Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Goldman Sachs Tax-Advantaged Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange-traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/ losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated

25

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Enhanced Dividend Global Equity Portfolio	Quarterly	Annually

Tax-Advantaged Global Equity Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

26

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in

27

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options —When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of August 31, 2024:

Enhanced Dividend Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$405,307,981	$—	$—

Exchange-Traded Fund	3,101,432	—	—

Investment Companies	29,172,235	—	—

Total	$437,581,648	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$133,793	$—

Futures Contracts(a)	46,422	—	—

Interest Rate Swap Contracts(a)	—	31,042	—

Purchased Options Contracts	—	206,461	—

Total	$46,422	$371,296	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,762,035)	$—

Futures Contracts(a)	(87,641)	—	—

Written Options Contracts	—	(128,475)	—

Total	$(87,641)	$(1,890,510)	$—

Tax-Advantaged Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$4,011,532,527	$—	$—

Exchange-Traded Fund	30,845,290	—	—

Investment Companies	350,817,575	—	—

Total	$4,393,195,392	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,207,019	$—

Futures Contracts(a)	5,223,287	—	—

Interest Rate Swap Contracts(a)	—	279,543	—

Purchased Options Contracts	—	2,014,793	—

Total	$5,223,287	$3,501,355	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(17,375,226)	$—

Futures Contracts(a)	(898,682)	—	—

Written Options Contracts	—	(1,236,556)	—

Total	$(898,682)	$(18,611,782)	$—

(a)  Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2024. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$136,428	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(1,766,349)

Equity	Written options at value, Variation margin on futures contracts	132,658	Written options at value, Variation margin on futures contracts	(33,003)

Interest Rate	Purchased options at value, Variation margin on swaps contracts	148,632	Written options at value, Variation margin on futures contracts	(178,799)

Total		$417,718		$(1,978,151)

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$1,233,308	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(17,418,264)

Equity	Written options at value, Variation margin on futures contracts	6,088,448	Written options at value, Variation margin on futures contracts	(348,466)

Interest Rate	Purchased options at value, Variation margin on swaps contracts	1,402,886	Written options at value, Variation margin on futures contracts	(1,743,734)

Total		$8,724,642		$(19,510,464)

(1) Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of August 31, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$2,096,728	$(2,078,599)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	11,422	184,915

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	458,109	(180,942)

Total		$2,566,259	$(2,074,626)

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	18,299,293	(19,743,073)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	1,208,467	6,536,005

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	4,506,181	(1,670,736)

Total		$24,013,941	$(14,877,804)

For the fiscal year ended August 31, 2024, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Purchased Options	Written Options

Enhanced Dividend Global Equity Portfolio	215	47,253,403	8,867,808	9,309,253

Tax-Advantaged Global Equity Portfolio	2,026	432,125,408	83,062,051	87,361,310

(a)

Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the fiscal year ended August 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

The Portfolios invest in Class R6 Shares of the Goldman Sachs High Yield Floating Rate and Goldman Sachs MLP Energy Infrastructure Fund and Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Market Fund”), which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest, except those management fees it earns from the Portfolios’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2024, the management fees waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived

Enhanced Dividend Global Equity Portfolio	$51,557

Tax-Advantaged Global Equity Portfolio	527,603

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the fiscal year ended August 31, 2024, Goldman Sachs retained front-end sales charges of $78 for the Enhanced Dividend Global Equity Portfolio.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Dividend Global Equity Portfolio	$51,557	$1,072	$299,095	$351,724

Tax-Advantaged Global Equity Portfolio	527,603	–	220,994	748,597

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F. Line of Credit Facility — As of August 31, 2024, the Portfolios participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2024, the Portfolios did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

G. Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the fiscal year ended August 31, 2024:

Enhanced Dividend Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs U.S. Equity Dividend and Premium Fund
	$224,942,353	$24,011,626	$(15,050,088)	$697,486	$31,897,054	$266,498,431	15,512,132	$3,341,742	$10,887,923

Goldman Sachs Emerging Markets Equity Insights Fund
	11,150,621	443,789	(1,470,224)	(343,513)	1,664,497	11,445,170	1,283,091	443,789	–

Goldman Sachs Energy Infrastructure Fund
	724,915	38,817	(358,824)	39,695	38,204	482,807	35,553	16,850	21,966

Goldman Sachs Financial Square Government Fund - Institutional Shares
	30,305,125	55,227,823	(56,360,713)	–	–	29,172,235	29,172,235	1,519,655	–

Goldman Sachs Global Infrastructure Fund
	6,853,999	213,177	(7,377,036)	1,042,885	(733,025)	–	–	162,676	–

Goldman Sachs Global Real Estate Securities Fund
	7,293,096	248,558	(7,735,728)	(197,149)	391,223	–	–	199,974	–

Goldman Sachs High Yield Floating Rate Fund
	11	–	–	–	(11)	–	–	–	–

Goldman Sachs International Equity Dividend and Premium Fund
	74,303,481	10,193,347	(6,216,203)	(51,966)	9,019,565	87,248,224	11,571,383	2,537,252	–

Goldman Sachs International Small Cap Insights Fund
	13,071,257	413,123	(1,323,929)	232,394	1,931,150	14,323,995	1,046,311	413,123	–

Goldman Sachs MLP Energy Infrastructure Fund
	7,683,280	644,074	(9,283,477)	5,272,070	(4,315,947)	–	–	412,515	–

Goldman Sachs Small Cap Equity Insights Fund
	31,984,337	264,568	(13,828,178)	2,433,444	4,455,183	25,309,354	816,431	264,568	–

Total	$408,312,475	$91,698,902	$(119,004,400)	$9,125,346	$44,347,893	$434,480,216		$9,312,144	$10,909,889

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Emerging Markets Equity Insights Fund
	$ 91,296,827	$12,788,729	$–	$–	$11,984,009	$116,069,565	13,012,283	$3,633,568	$–

Goldman Sachs Energy Infrastructure Fund
	5,830,685	317,656	(2,834,780)	285,839	351,647	3,951,047	290,946	137,895	179,761

Goldman Sachs Financial Square Government Fund - Institutional Shares
	332,782,918	422,814,134	(404,779,477)	–	–	350,817,575	350,817,575	15,902,224	–

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Global Infrastructure Fund
	$56,092,075	$9,726,664	$(69,191,428)	$9,108,717	$(5,736,028)	$–	–	$1,489,720	$–

Goldman Sachs Global Real Estate Securities Fund
	58,973,813	2,121,044	(62,351,813)	(2,737,673)	3,994,629	–	–	1,715,531	–

Goldman Sachs High Yield Floating Rate Fund
	96	–	(96)	2	(2)	–	–	–	–

Goldman Sachs International Small Cap Insights Fund
	114,966,780	3,633,579	(1,453,437)	(22,878)	19,939,806	137,063,850	10,011,969	3,633,579	–

Goldman Sachs International Tax-Managed Equity Fund
	641,006,954	108,828,144	–	–	137,496,725	887,331,823	65,874,671	15,845,051	–

Goldman Sachs MLP Energy Infrastructure Fund
	64,800,994	5,950,615	(79,156,690)	49,430,373	(41,025,292)	–	–	3,653,301	–

Goldman Sachs U.S. Tax-Managed Equity Fund
	2,226,048,617	162,155,398	(132,396,067)	1,073,081	610,235,213	2,867,116,242	62,655,512	13,023,838	–

Total	$3,591,799,759	$728,335,963	$(752,163,788)		$737,240,707	$4,362,350,102		$59,034,707	$179,761

As of August 31, 2024, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Goldman Sachs Small Cap Equity Insights Fund	6%	–%

Goldman Sachs U.S. Equity Dividend and Premium Fund	8	–

Goldman Sachs International Equity Dividend & Premium Fund	53	–

Goldman Sachs U.S. Tax-Managed Equity Fund	–	86

Goldman Sachs Emerging Markets Equity Insights Fund	–	5

Goldman Sachs International Tax-Managed Equity Fund	–	87

As of August 31, 2024, the Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Fund	Class R6

Enhanced Dividend Global Equity Portfolio	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the fiscal year ended August 31, 2024, were as follows:

Fund	Purchases	Sales

Enhanced Dividend Global Equity Portfolio	$ 40,239,759	$64,487,493

Tax-Advantaged Global Equity Portfolio	341,612,693	353,270,746

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the fiscal year ended August 31, 2024, were as follows:

Fund	Purchases	Sales

Tax-Advantaged Global Equity Portfolio	$127,941,498	$132,396,067

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2024, were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Distributions paid from:

Ordinary Income	$9,047,308	$50,833,877

Net long-term capital gains	8,973,439	—

Total taxable distributions	$18,020,747	$50,833,877

The tax character of distributions paid during the fiscal year ended August 31, 2023, were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Distributions paid from:

Ordinary Income	$11,949,787	$51,505,175

Net long-term capital gains	24,792,481	64,214,094

Total taxable distributions	$36,742,268	$115,719,269

As of August 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Undistributed ordinary income — net	$447,770	$12,256,369

Undistributed long-term capital gains	17,860,159	34,451,731

Total undistributed earnings	$18,307,929	$46,708,100

Timing differences — (Qualified Late Year Loss Deferral/Post October Loss Deferral/ Straddle Deferral)	(69,868)	(5,191,922)

Unrealized gains (losses) — net	140,353,908	2,146,571,699

Total accumulated earnings (losses) — net	$158,591,969	$2,188,087,877

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

7. TAX INFORMATION (continued)

As of August 31, 2024, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Tax Cost	$295,915,426	$2,238,236,826

Gross unrealized gain	142,766,102	2,166,017,168

Gross unrealized loss	(2,412,194)	(19,445,469)

Net unrealized gain	$140,353,908	$2,146,571,699

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, swap transactions, and differences in the tax treatment of passive foreign investment companies.

In order to present components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from redemption in-kind transactions.

Fund	Paid in Capital	Total Distributable Earnings

Goldman Sachs Tax-Advantaged Global Equity Portfolio	$3,475,708	$(3,475,708)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of August 31, 2024, the Enhanced Dividend Global Equity Portfolio invested 59.7% and 19.6% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of August 31, 2024, the Tax-Advantaged Global Equity Portfolio invested 64.0% and 19.8% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

8. OTHER RISKS (continued)

Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Tax-Managed Investment Risk — Because the investment adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	5,418	$70,838	21,808	$253,847

Reinvestment of distributions	8,633	107,557	19,989	226,667

Shares redeemed	(47,565)	(609,659)	(40,884)	(468,940)

	(33,514)	(431,264)	913	11,574

Institutional Shares

Shares sold	43,193	559,262	32,705	386,316

Reinvestment of distributions	28,444	359,910	69,633	799,858

Shares redeemed	(155,797)	(2,059,888)	(168,784)	(2,036,212)

	(84,160)	(1,140,716)	(66,446)	(850,038)

Class R6 Shares

Shares sold	—	—	—	—

Reinvestment of distributions	49	623	104	1,187

Shares redeemed	—	—	—	—

	49	623	104	1,187

Class P Shares

Shares sold	1,437,334	18,413,124	2,778,209	32,580,380

Reinvestment of distributions	1,390,774	17,551,564	3,110,946	35,644,919

Shares redeemed	(4,501,388)	(58,835,028)	(5,518,639)	(65,675,125)

	(1,673,280)	(22,870,340)	370,516	2,550,174

NET INCREASE (DECREASE) IN SHARES	(1,790,905)	$(24,441,697)	305,087	$1,712,897

	Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	10,360	$245,393	901	$17,479

Reinvestment of distributions	297	6,378	897	16,527

Shares redeemed	(4,960)	(113,148)	(210)	(3,930)

	5,697	138,623	1,588	30,076

Institutional Shares

Shares sold	110,322	2,609,847	46,999	891,161

Reinvestment of distributions	25,156	544,637	69,750	1,295,041

Shares redeemed	(152,163)	(3,381,320)	(148,844)	(2,866,723)

	(16,685)	(226,836)	(32,095)	(680,521)

Class R6 Shares

Shares sold	297	7,143	—	—

Reinvestment of distributions	5,440	116,091	14,334	262,392

Shares redeemed	(5,622)	(129,692)	(52,432)	(930,710)

	115	(6,458)	(38,098)	(668,318)

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2024

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	12,637,301	$283,028,947	14,283,357	$269,442,764

Reinvestment of distributions	2,342,330	49,985,320	6,216,591	113,797,474

Shares redeemed	(13,680,378)	(303,890,001)	(16,243,212)	(306,506,247)

	1,299,253	29,124,266	4,256,736	76,733,991

NET INCREASE IN SHARES	1,288,380	$29,029,595	4,188,131	$75,415,228

40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio (two of the portfolios constituting Goldman Sachs Trust, hereafter collectively referred to as the “Portfolios”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024, and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Portfolio’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Portfolio and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios and the Underlying Funds and their service providers operate, including developments associated with geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Tax-Advantaged Global Equity Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group and had outperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They considered that the Enhanced Dividend Global Equity Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the three-year period, in the third quartile for the one- and five-year periods, and in fourth quartile for the ten-year period, and had outperformed the Portfolio’s benchmark index for the three-year period and underperformed for the one-, five-, and ten-year periods ended March 31, 2024. The Trustees noted that each Portfolio had certain significant differences from its peer group that caused the peer group to be an imperfect basis for comparison. They also observed that the Portfolios had each experienced certain portfolio management changes in early 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the

44

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios. The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Portfolios and certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) with respect to certain Underlying Funds, the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

45

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2025.

46

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Goldman Sachs Trust – Global Tax-Aware Equity Portfolios – Tax Information (Unaudited)

For the fiscal year ended August 31, 2024, 41.88% and 30.27% of the dividends paid from net investment company taxable income by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively, qualify for the dividends received deduction available to corporations.

From distributions paid during the fiscal year ended August 31, 2024, the total amount of income received by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios from sources within foreign countries and possessions of the United States was $0.1016 and $0.1166 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios was 31.68% and 34.22%, respectively. The total amount of taxes paid by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios to such countries was $0.0097 and $0.0140 per share, respectively.

For the fiscal year ended August 31, 2024, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate 93.82% and 79.14%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Enhanced Dividend Global Equity Portfolio designates $ 8,973,439, or, if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2024.

47

TRUSTEES
Gregory G. Weaver, *Chair*
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham

TRUSTEES (continued)
James A. McNamara
Lawrence W. Stranghoener
Paul C. Wirth

OFFICERS
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2024 Goldman Sachs. All rights reserved. TAGEDGAR-24

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Paul C. Wirth Kathryn A. Cassidy John G. Chou OFFICERS Joaquin Delgado James A. McNamara, President Eileen H. Dowling Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Lawrence Hughes Officer and Treasurer John F. Killian Robert Griffith, Secretary Steven D. Krichmar Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser 200 West Street, New York New York 10282 © 2024 Goldman Sachs. All rights reserved. TAGEDAAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 5, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 5, 2024